UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2008 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER VIP TRUST

SEMI-ANNUAL REPORT

June 30, 2008

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Short Duration Bond Portfolio	34.7%
EQ/Long Term Bond Portfolio	11.5
Multimanager Core Bond Portfolio	10.1
EQ/PIMCO Real Return Portfolio	8.0
EQ/Evergreen International Bond Portfolio	7.3
Multimanager High Yield Portfolio	5.3
EQ/BlackRock Basic Value Equity Portfolio	3.2
EQ/Marsico Focus Portfolio	2.8
Multimanager Large Cap Value Portfolio	2.4
EQ/AllianceBernstein Value Portfolio	2.1
Multimanager Aggressive Equity Portfolio	1.9
EQ/AllianceBernstein Quality Bond Portfolio	1.7
Multimanager International Equity Portfolio	1.5
EQ/JPMorgan Core Bond Portfolio	1.4
Multimanager Mid Cap Value Portfolio	1.1
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/Davis New York Venture Portfolio	1.1
EQ/International Core PLUS Portfolio	1.0
EQ/Van Kampen Emerging Markets Equity Portfolio	1.0
EQ/BlackRock International Value Portfolio	0.8
EQ/Money Market Portfolio	0.0	#

# Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$982.60	$0.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.37	0.50
Class B
Actual	1,000.00	981.70	1.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Short Duration Bond Portfolio	22.8%
EQ/Long Term Bond Portfolio	8.3
Multimanager Core Bond Portfolio	7.6
EQ/PIMCO Real Return Portfolio	6.6
EQ/Evergreen International Bond Portfolio	6.2
EQ/BlacRock Basic Value Equity Portfolio	6.0
EQ/Marsico Focus Portfolio	4.8
Multimanager International Equity Portfolio	4.7
Multimanager High Yield Portfolio	4.3
Multimanager Large Cap Value Portfolio	4.2
EQ/AllianceBernstein Value Portfolio	3.7
Multimanager Aggressive Equity Portfolio	2.5
EQ/Davis New York Venture Portfolio	2.5
Multimanager Large Cap Core Equity Portfolio	2.4
EQ/International Core PLUS Portfolio	2.3
EQ/AllianceBernstein Quality Bond Portfolio	2.0
EQ/BlackRock International Value Portfolio	1.7
EQ/GAMCO Small Company Value Portfolio	1.5
EQ/JPMorgan Core Bond Portfolio	1.4
EQ/Franklin Small Cap Value Portfolio	1.2
Multimanager Mid Cap Value Portfolio	1.2
EQ/Van Kampen Emerging Markets Equity Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	0.7
Multimanager Small Cap Value Portfolio	0.4
EQ/Money Market Portfolio	0.0	#

# Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$957.70	$0.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.37	0.50
Class B
Actual	1,000.00	956.90	1.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
Multimanager Core Bond Portfolio	10.7%
EQ/Short Duration Bond Portfolio	9.9
EQ/BlackRock Basic Value Equity Portfolio	8.0
EQ/AllianceBernstein Quality Bond Portfolio	8.0
Multimanager International Equity Portfolio	6.1
EQ/Evergreen International Bond Portfolio	5.9
EQ/Marsico Focus Portfolio	5.5
Multimanager High Yield Portfolio	4.8
EQ/PIMCO Real Return Portfolio	4.8
EQ/Long Term Bond Portfolio	4.6
EQ/AllianceBernstein Value Portfolio	4.0
Multimanager Large Cap Value Portfolio	4.0
Multimanager Aggressive Equity Portfolio	3.7
EQ/International Core PLUS Portfolio	2.9
EQ/Van Kampen Emerging Markets Equity Portfolio	2.7
EQ/Davis New York Venture Portfolio	2.5
Multimanager Large Cap Core Equity Portfolio	2.1
EQ/BlackRock International Value Portfolio	2.1
Multimanager Mid Cap Value Portfolio	1.9
EQ/GAMCO Small Company Growth Portfolio	1.7
Multimanager Small Cap Growth Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	1.0
EQ/Franklin Small Cap Value Portfolio	0.9
EQ/JPMorgan Core Bond Portfolio	0.8
Multimanager Small Cap Value Portfolio	0.4
EQ/Money Market Portfolio	0.0	#

# Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$940.40	$0.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.37	0.50
Class B
Actual	1,000.00	938.90	1.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/BlackRock Basic Value Equity Portfolio	10.2%
Multimanager Core Bond Portfolio	9.0
Multimanager International Equity Portfolio	8.3
EQ/Short Duration Bond Portfolio	8.1
EQ/Marsico Focus Portfolio	7.8
Multimanager Large Cap Value Portfolio	6.0
EQ/AllianceBernstein Value Portfolio	5.9
Multimanager Aggressive Equity Portfolio	5.5
EQ/Long Term Bond Portfolio	4.9
EQ/BlackRock International Value Portfolio	4.4
EQ/International Core PLUS Portfolio	3.9
Multimanager Large Cap Core Equity Portfolio	3.9
EQ/Van Kampen Emerging Markets Equity Portfolio	3.5
EQ/PIMCO Real Return Portfolio	3.1
EQ/Davis New York Venture Portfolio	3.1
EQ/AllianceBernstein Quality Bond Portfolio	2.1
Multimanager Small Cap Value Portfolio	2.1
Multimanager Mid Cap Value Portfolio	2.0
EQ/GAMCO Small Company Value Portfolio	1.7
Multimanager Small Cap Growth Portfolio	1.4
EQ/Franklin Small Cap Value Portfolio	1.2
EQ/JPMorgan Core Bond Portfolio	1.1
Multimanager Mid Cap Growth Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$910.40	$0.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.37	0.50
Class B
Actual	1,000.00	909.70	1.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/BlackRock Basic Value Equity Portfolio	11.9%
EQ/Marsico Focus Portfolio	10.4
Multimanager International Equity Portfolio	9.2
EQ/BlackRock International Value Portfolio	8.1
Multimanager Large Cap Value Portfolio	8.1
EQ/AllianceBernstein Value Portfolio	7.8
Multimanager Aggressive Equity Portfolio	7.3
EQ/Davis New York Venture Portfolio	5.7
EQ/International Core PLUS Portfolio	5.1
Multimanager Large Cap Core Equity Portfolio	4.9
EQ/Van Kampen Emerging Markets Equity Portfolio	3.7
Multimanager Core Bond Portfolio	3.3
EQ/GAMCO Small Company Value Portfolio	2.8
Multimanager Small Cap Value Portfolio	2.7
EQ/Franklin Small Cap Value Portfolio	2.1
Multimanager Mid Cap Value Portfolio	1.5
EQ/PIMCO Real Return Portfolio	1.3
Multimanager Small Cap Value Portfolio	1.3
EQ/AllianceBernstein Quality Bond Portfolio	1.2
Multimanager Mid Cap Growth Portfolio	1.0
EQ/JPMorgan Core Bond Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$882.80	$0.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.37	0.50
Class B
Actual	1,000.00	882.20	1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	26.1%
Industrials	13.7
Health Care	13.3
Energy	12.6
Consumer Discretionary	12.3
Financials	9.6
Consumer Staples	1.9
Materials	1.7
Telecommunication Services	1.3
Utilities	1.1
Cash and Other	6.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$853.30	$3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.92
Class B
Actual	1,000.00	852.30	4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.17

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.78% and 1.03%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
U.S. Government and Agency	56.6%
Corporate Bonds	26.8
Asset-Backed and Mortgage-Backed Securities	19.5
Commercial Paper	1.3
Foreign Government Securities	1.3
Municipal Securities	0.9
Cash and Other	(6.4)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$1,015.0	$3.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class B
Actual	1,000.00	1,013.80	5.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER HEALTH CARE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Pharmaceuticals	32.6%
Biotechnology	20.8
Health Care Equipment	17.6
Life Sciences Tools & Services	7.2
Managed Health Care	5.0
Health Care Services	4.3
Health Care Facilities	2.6
Consumer Staples	2.6
Health Care Distributors	2.4
Health Care Supplies	0.4
Financials	0.4
Health Care Technology	0.4
Information Technology	0.3
Materials	0.3
Industrials	0.2
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$904.80	$6.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.75	7.17
Class B
Actual	1,000.00	903.20	7.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.51	8.42

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.43% and 1.68%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER HIGH YIELD PORTFOLIO

Distribution of Assets by Sector as of 6/30/08	% of Net Assets
Corporate Bonds	91.7%
Commercial Paper	1.3
Convertible Bond	0.8
Convertible Preferred Stocks	0.6
Asset-Backed Securities	0.5
Cash and Other	5.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$986.90	$3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77
Class B
Actual	1,000.00	983.10	4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	20.7%
Materials	13.3
Industrials	11.6
Energy	11.5
Consumer Discretionary	10.0
Information Technology	7.3
Telecommunication Services	7.2
Health Care	6.5
Consumer Staples	5.8
Utilities	4.1
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$887.10	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.80	6.12
Class B
Actual	1,000.00	885.60	6.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.55	7.37

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.22% and 1.47%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	21.7%
Health Care	14.0
Financials	12.3
Energy	11.6
Consumer Discretionary	11.0
Consumer Staples	7.7
Telecommunication Services	4.9
Industrials	4.6
Materials	4.3
Utilities	1.6
Cash and Other	6.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$868.80	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class B
Actual	1,000.00	867.20	6.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.77

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	33.4%
Health Care	19.1
Consumer Discretionary	8.7
Energy	8.6
Industrials	7.8
Financials	7.7
Consumer Staples	7.0
Materials	3.3
Telecommunication Services	2.2
Utilities	0.3
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$903.50	$5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class B
Actual	1,000.00	901.80	6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.150	6.77

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	18.9%
Energy	16.9
Consumer Staples	10.6
Health Care	10.2
Industrials	9.9
Information Technology	9.3
Consumer Discretionary	9.1
Telecommunication Services	6.7
Materials	4.0
Utilities	2.3
Cash and Other	2.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$866.00	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.69	5.22
Class B
Actual	1,000.00	864.30	5.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.47

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	26.5%
Industrials	19.4
Consumer Discretionary	15.2
Health Care	13.1
Energy	13.1
Financials	5.1
Telecommunication Services	2.5
Materials	2.3
Consumer Staples	0.8
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$893.80	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52
Class B
Actual	1,000.00	892.70	7.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.16	7.77

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.30% and 1.55%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Financials	18.8%
Information Technology	14.8
Industrials	14.6
Energy	11.2
Materials	11.1
Consumer Discretionary	9.0
Health Care	8.8
Utilities	4.9
Consumer Staples	3.6
Telecommunication Services	1.0
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$932.50	$6.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.47
Class B
Actual	1,000.00	932.30	7.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.21	7.72

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.29% and 1.54%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Information Technology	27.0%
Industrials	20.8
Health Care	17.6
Consumer Discretionary	12.3
Energy	9.0
Financials	4.2
Materials	2.9
Consumer Staples	1.5
Telecommunication Services	1.1
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class A commenced operations on January 22, 2008, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period Ended 6/30/08*
Class A†
Actual	$1,000.00	$1,007.90	$5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.42
Class B
Actual	1,000.00	859.70	7.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.21	7.72

†       Class A commenced operations on January 22, 2008.

*       Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratio of 1.28% and 1.54% respectively, multiplied by the average account value over the period, multiplied by 161/366 for Class A (to reflect the actual days in the period for the actual example) and multiplied by 182/366 (to reflect the one-half year period for the hypothetical example and Class B).

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Industrials	18.6%
Financials	17.1
Consumer Discretionary	15.1
Information Technology	14.0
Materials	9.3
Energy	9.2
Health Care	7.0
Utilities	3.6
Consumer Staples	1.3
Telecommunication Services	1.1
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$886.00	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.80	6.12
Class B
Actual	1,000.00	884.30	6.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.55	7.37

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.22% and 1.47%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MULTIMANAGER TECHNOLOGY PORTFOLIO

Sector Weightings as of 6/30/08	% of Net Assets
Semiconductor & Semiconductor Equipment	19.9%
Communications Equipment	17.2
Software	14.7
Computers & Peripherals	12.9
Internet Software & Services	8.5
IT Services	5.1
Industrials	4.7
Electronic Equipment & Instruments	3.7
Consumer Discretionary	2.4
Telecommunication Services	2.2
Materials	0.4
Energy	0.0 #
Cash and Other	8.3

Total	100.0%

# Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$865.70	$6.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.07
Class B
Actual	1,000.00	864.40	7.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.32

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.41% and 1.66%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TARGET 2015 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Bond Index Portfolio	26.5%
EQ/Equity 500 Index Portfolio	24.7
EQ/International ETF Portfolio	16.8
Multimanager Aggressive Equity Portfolio	6.1
Multimanager Large Cap Value Portfolio	6.0
Multimanager High Yield Portfolio	6.0
EQ/Van Kampen Emerging Markets Equity Portfolio	5.8
EQ/Small Company Index Portfolio	5.0
Multimanager Mid Cap Value Portfolio	2.8
Multimanager Mid Cap Growth Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$908.80	$1.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76
Class B
Actual	1,000.00	906.90	2.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TARGET 2025 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Equity 500 Index Portfolio	32.2%
EQ/International ETF Portfolio	19.3
EQ/Bond Index Portfolio	16.0
EQ/Van Kampen Emerging Markets Equity Portfolio	6.6
EQ/Small Company Index Portfolio	6.3
Multimanager Aggressive Equity Portfolio	6.3
Multimanager Large Cap Value Portfolio	6.1
Multimanager High Yield Portfolio	3.8
Multimanager Mid Cap Value Portfolio	3.2
Multimanager Mid Cap Growth Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$892.90	$1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76
Class B
Actual	1,000.00	892.00	2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TARGET 2035 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Equity 500 Index Portfolio	38.1%
EQ/International ETF Portfolio	22.3
EQ/Bond Index Portfolio	7.5
EQ/Van Kampen Emerging Markets Equity Portfolio	7.4
EQ/Small Company Index Portfolio	6.8
Multimanager Aggressive Equity Portfolio	6.3
Multimanager Large Cap Value Portfolio	6.1
Multimanager Mid Cap Value Portfolio	2.6
Multimanager High Yield Portfolio	2.4
Multimanager Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$883.10	$1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76
Class B
Actual	1,000.00	882.20	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TARGET 2045 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2008
EQ/Equity 500 Index Portfolio	42.2%
EQ/International ETF Portfolio	25.3
EQ/Van Kampen Emerging Markets Equity Portfolio	8.3
EQ/Small Company Index Portfolio	8.0
Multimanager Aggressive Equity Portfolio	6.8
Multimanager Large Cap Value Portfolio	5.7
Multimanager Mid Cap Value Portfolio	2.8
Multimanager Mid Cap Growth Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Class A
Actual	$1,000.00	$875.40	$1.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76
Class B
Actual	1,000.00	873.70	2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,530,687	$15,198,973
EQ/AllianceBernstein Value Portfolio‡	1,605,323	18,948,185
EQ/BlackRock Basic Value Equity Portfolio‡	2,118,334	29,060,781
EQ/BlackRock International Value Portfolio‡	494,137	7,029,704
EQ/Davis New York Venture Portfolio‡	1,005,276	9,873,233
EQ/Evergreen International Bond Portfolio‡	5,886,909	66,128,050
EQ/International Core PLUS Portfolio‡	753,525	9,331,263
EQ/JPMorgan Core Bond Portfolio‡	1,256,562	13,000,581
EQ/Long Term Bond Portfolio‡	7,698,125	104,621,449
EQ/Marsico Focus Portfolio‡	1,621,867	25,168,257
EQ/Money Market Portfolio‡	22,596	22,596
EQ/PIMCO Real Return Portfolio‡	6,581,073	72,566,498
EQ/Short Duration Bond Portfolio‡	30,816,437	315,708,538
EQ/Van Kampen Emerging Markets Equity Portfolio‡	548,910	8,659,923
Multimanager Aggressive Equity Portfolio‡	633,288	17,350,939
Multimanager Core Bond Portfolio‡	8,901,589	91,700,289
Multimanager High Yield Portfolio‡	9,190,843	48,432,548
Multimanager International Equity Portfolio‡	944,858	13,726,083
Multimanager Large Cap Core Equity Portfolio‡	984,390	9,974,419
Multimanager Large Cap Value Portfolio‡	2,158,370	22,028,937
Multimanager Mid Cap Value Portfolio‡	1,193,976	10,236,398

Total Investment Companies (97.8%) (Cost $926,210,031)		908,767,644

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $4,407,981)	$4,407,981	4,407,981

Total Investments (98.3%) (Cost/Amortized Cost $930,618,012)		913,175,625
Other Assets Less Liabilities (1.7%)		15,336,300

Net Assets (100%)		$928,511,925

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$8,160,588	$8,207,838	$1,105,297	$15,198,973	$—	$(19,088)
EQ/AllianceBernstein Value Portfolio	25,109,754	3,419,862	6,327,226	18,948,185	—	(910,167)
EQ/BlackRock Basic Value Equity Portfolio	16,736,479	17,577,092	2,659,181	29,060,781	—	(99,949)
EQ/BlackRock International Value Portfolio	4,618,790	3,495,620	578,602	7,029,704	—	(20,829)
EQ/Davis New York Venture Portfolio	1,808,042	10,143,985	1,713,651	9,873,233	—	(103,229)
EQ/Evergreen International Bond Portfolio	43,351,357	33,188,725	10,742,337	66,128,050	—	1,677,371
EQ/International Core PLUS Portfolio	4,796,956	5,277,048	929,076	9,331,263	—	(9,907)
EQ/JPMorgan Core Bond Portfolio	25,841,092	16,363,135	29,348,171	13,000,581	—	(1,212,309)
EQ/Long Term Bond Portfolio	73,442,724	58,466,844	25,300,066	104,621,449	—	677,898
EQ/Marsico Focus Portfolio	18,685,766	15,930,054	7,058,756	25,168,257	—	(172,389)
EQ/Money Market Portfolio	22,250	346	—	22,596	346	—
EQ/PIMCO Real Return Portfolio	42,156,985	33,101,890	4,570,272	72,566,498	—	429,920
EQ/Short Duration Bond Portfolio	179,407,343	154,903,928	21,093,599	315,708,538	—	371,152
EQ/Van Kampen Emerging Markets Equity Portfolio	—	9,636,938	540,649	8,659,923	—	22,718
Multimanager Aggressive Equity Portfolio	11,107,986	9,492,397	1,148,948	17,350,939	—	121,865
Multimanager Core Bond Portfolio	65,612,941	32,880,937	5,660,916	91,700,289	1,889,473	141,366
Multimanager High Yield Portfolio	31,482,211	20,498,918	3,536,924	48,432,548	—	(189,456)
Multimanager International Equity Portfolio	15,791,302	8,668,942	9,138,030	13,726,083	—	(109,335)
Multimanager Large Cap Core Equity Portfolio	4,661,572	7,610,024	1,528,878	9,974,419	—	(9,906)
Multimanager Large Cap Value Portfolio	15,063,933	10,885,400	1,456,509	22,028,937	—	(83,355)
Multimanager Mid Cap Value Portfolio	6,832,833	4,295,484	584,196	10,236,398	—	(62,375)

	$594,690,904	$464,045,407	$135,021,284	$908,767,644	$1,889,819	$439,996

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$913,175,625	$—	$913,175,625
Other Investments*	—	—	—	—

Total	$—	$913,175,625	$—	$913,175,625

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$464,045,407
Net Proceeds of Sales and Redemptions:
Investment Companies	$135,461,280

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,369,638
Aggregate gross unrealized depreciation	(25,489,111)

Net unrealized depreciation	$(20,119,473)

Federal income tax cost of investments	$933,295,098

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,846,398	$28,263,339
EQ/AllianceBernstein Value Portfolio‡	4,362,248	51,489,127
EQ/BlackRock Basic Value Equity Portfolio‡	6,203,647	85,105,951
EQ/BlackRock International Value Portfolio‡	1,712,161	24,357,608
EQ/Davis New York Venture Portfolio‡	3,536,082	34,729,334
EQ/Evergreen International Bond Portfolio‡	7,746,949	87,022,010
EQ/Franklin Small Cap Value Portfolio‡	1,836,575	16,642,543
EQ/GAMCO Small Company Value Portfolio‡	710,645	20,388,292
EQ/International Core PLUS Portfolio‡	2,563,206	31,741,432
EQ/JPMorgan Core Bond Portfolio‡	1,854,892	19,191,005
EQ/Long Term Bond Portfolio‡	8,568,233	116,446,648
EQ/Marsico Focus Portfolio‡	4,311,053	66,899,245
EQ/Money Market Portfolio‡	22,596	22,596
EQ/PIMCO Real Return Portfolio‡	8,460,876	93,294,239
EQ/Short Duration Bond Portfolio‡	31,334,806	321,019,138
EQ/Van Kampen Emerging Markets Equity Portfolio‡	902,216	14,233,883
Multimanager Aggressive Equity Portfolio‡	1,299,352	35,599,843
Multimanager Core Bond Portfolio‡	10,409,870	107,237,944
Multimanager High Yield Portfolio‡	11,574,419	60,993,166
Multimanager International Equity Portfolio‡	4,591,103	66,695,559
Multimanager Large Cap Core Equity Portfolio‡	3,348,397	33,927,925
Multimanager Large Cap Value Portfolio‡	5,853,522	59,742,708
Multimanager Mid Cap Growth Portfolio‡	1,183,307	9,660,311
Multimanager Mid Cap Value Portfolio‡	1,893,593	16,234,470
Multimanager Small Cap Value Portfolio‡	503,920	5,012,820

Total Investments (98.9%) (Cost $1,463,229,165)		1,405,951,136
Other Assets Less Liabilities (1.1%)		15,228,618

Net Assets (100%)		$1,421,179,754

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$22,100,724	$6,791,400	$529,673	$28,263,339	$—	$1,593
EQ/AllianceBernstein Value Portfolio	80,765,786	3,223,603	22,529,873	51,489,127	—	(2,204,948)
EQ/BlackRock Basic Value Equity Portfolio	60,911,467	36,466,759	3,280,939	85,105,951	—	(159,612)
EQ/BlackRock International Value Portfolio	20,296,266	7,394,162	960,404	24,357,608	—	(143,695)
EQ/Davis New York Venture Portfolio	13,023,924	25,879,380	1,593,133	34,729,334	—	(148,911)
EQ/Evergreen International Bond Portfolio	72,206,238	24,894,172	11,625,299	87,022,010	—	1,936,641
EQ/Franklin Small Cap Value Portfolio	15,235,270	3,061,236	424,624	16,642,543	—	(57,700)
EQ/GAMCO Small Company Value Portfolio	11,737,817	10,504,568	700,948	20,388,292	—	(59,271)
EQ/International Core PLUS Portfolio	21,231,542	12,478,283	1,948,463	31,741,432	—	(289,458)
EQ/JPMorgan Core Bond Portfolio	32,114,138	8,443,803	21,000,003	19,191,005	—	(825,029)
EQ/Long Term Bond Portfolio	98,466,941	33,424,992	14,655,953	116,446,648	—	(316,840)
EQ/Marsico Focus Portfolio	65,793,738	22,471,226	11,850,363	66,899,245	—	353,099
EQ/Money Market Portfolio	22,250	346	—	22,596	346	—
EQ/PIMCO Real Return Portfolio	72,741,400	19,467,832	2,311,108	93,294,239	—	211,401
EQ/Short Duration Bond Portfolio	254,683,807	73,379,995	10,763,938	321,019,138	—	221,529
EQ/Van Kampen Emerging Markets Equity Portfolio	—	15,687,676	636,567	14,233,883	—	1,425
Multimanager Aggressive Equity Portfolio	22,622,190	18,835,367	1,494,034	35,599,843	—	235,719
Multimanager Core Bond Portfolio	87,734,958	32,955,610	12,288,173	107,237,944	2,190,644	185,139
Multimanager High Yield Portfolio	48,647,273	14,904,350	2,090,530	60,993,166	—	(194,754)
Multimanager International Equity Portfolio	73,741,775	15,497,041	14,688,232	66,695,559	—	(606,368)
Multimanager Large Cap Core Equity Portfolio	17,389,427	20,736,891	1,002,741	33,927,925	—	(25,022)
Multimanager Large Cap Value Portfolio	43,801,606	25,288,286	2,293,084	59,742,708	—	(116,650)
Multimanager Mid Cap Growth Portfolio	4,997,559	5,078,067	216,963	9,660,311	—	(51,228)
Multimanager Mid Cap Value Portfolio	14,461,341	3,278,410	662,109	16,234,470	—	(141,054)
Multimanager Small Cap Value Portfolio	5,066,511	615,431	117,242	5,012,820	—	(36,744)

	$1,159,793,948	$440,758,886	$139,664,396	$1,405,951,136	$2,190,990	$(2,230,738)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$1,405,951,136	$—	$1,405,951,136
Other Investments*	—	—	—	—

Total	$—	$1,405,951,136	$—	$1,405,951,136

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$440,758,886
Net Proceeds of Sales and Redemptions:
Investment Companies	$137,433,658

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,980,038
Aggregate gross unrealized depreciation	(74,565,985)

Net unrealized depreciation	$(59,585,947)

Federal income tax cost of investments	$1,465,537,083

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	79,537,963	$789,773,173
EQ/AllianceBernstein Value Portfolio‡	33,926,862	400,450,497
EQ/BlackRock Basic Value Equity Portfolio‡	58,030,573	796,103,789
EQ/BlackRock International Value Portfolio‡	14,855,004	211,330,812
EQ/Davis New York Venture Portfolio‡	24,760,662	243,184,796
EQ/Evergreen International Bond Portfolio‡	52,044,471	584,619,119
EQ/Franklin Small Cap Value Portfolio‡	9,624,191	87,211,794
EQ/GAMCO Small Company Value Portfolio‡	5,723,409	164,203,601
EQ/International Core PLUS Portfolio‡	22,865,566	283,155,431
EQ/JPMorgan Core Bond Portfolio‡	7,363,189	76,180,692
EQ/Long Term Bond Portfolio‡	33,370,361	453,520,220
EQ/Marsico Focus Portfolio‡	35,246,898	546,964,077
EQ/Money Market Portfolio‡	22,596	22,596
EQ/PIMCO Real Return Portfolio‡	42,682,584	470,641,474
EQ/Short Duration Bond Portfolio‡	96,072,622	984,245,767
EQ/Van Kampen Emerging Markets Equity Portfolio‡	16,952,638	267,454,768
Multimanager Aggressive Equity Portfolio‡	13,508,327	370,103,297
Multimanager Core Bond Portfolio‡	102,793,566	1,058,934,489
Multimanager High Yield Portfolio‡	90,173,289	475,181,893
Multimanager International Equity Portfolio‡	41,529,650	603,306,730
Multimanager Large Cap Core Equity Portfolio‡	20,897,594	211,746,665
Multimanager Large Cap Value Portfolio‡	38,722,912	395,217,058
Multimanager Mid Cap Growth Portfolio‡	11,729,001	95,753,493
Multimanager Mid Cap Value Portfolio‡	22,690,871	194,537,178
Multimanager Small Cap Growth Portfolio‡	12,843,851	98,507,182
Multimanager Small Cap Value Portfolio‡	4,074,967	40,536,345

Total Investment Companies (100.1%) (Cost $10,224,890,915)		9,902,886,936

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $13,322,781)	$13,322,781	13,322,781

Total Investments (100.2%) (Cost/Amortized Cost $10,238,213,696)		9,916,209,717
Other Assets Less Liabilities (-0.2%)		(20,639,810)

Net Assets (100%)		$9,895,569,907

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$979,324,842	$5,994,562	$198,131,681	$789,773,173	$—	$(1,962,955)
EQ/AllianceBernstein Value Portfolio	468,688,742	37,350,207	25,032,514	400,450,497	—	(4,390,525)
EQ/BlackRock Basic Value Equity Portfolio	875,037,477	90,506,662	60,469,679	796,103,789	—	707,320
EQ/BlackRock International Value Portfolio	221,997,464	16,372,593	480,959	211,330,812	—	(46,960)
EQ/Davis New York Venture Portfolio	58,207,628	206,689,324	1,163,476	243,184,796	—	(92,626)
EQ/Evergreen International Bond Portfolio	474,161,279	92,435,620	1,351,195	584,619,119	—	184,169
EQ/Franklin Small Cap Value Portfolio	55,219,432	39,266,054	467,746	87,211,794	—	(49,696)
EQ/GAMCO Small Company Value Portfolio	109,034,880	68,181,357	746,404	164,203,601	—	(48,463)
EQ/International Core PLUS Portfolio	233,108,046	58,801,160	1,208,563	283,155,431	—	(108,843)
EQ/JPMorgan Core Bond Portfolio	161,259,098	15,236,729	99,435,206	76,180,692	—	(4,146,426)
EQ/Long Term Bond Portfolio	369,460,329	89,238,527	1,474,620	453,520,220	—	(29,496)
EQ/Marsico Focus Portfolio	572,641,425	73,607,500	19,223,721	546,964,077	—	6,321,483
EQ/Money Market Portfolio	22,250	346	—	22,596	346	—
EQ/PIMCO Real Return Portfolio	271,166,479	186,624,960	1,438,582	470,641,474	—	123,350
EQ/Short Duration Bond Portfolio	857,589,739	140,960,233	27,081,251	984,245,767	—	524,853
EQ/Van Kampen Emerging Markets Equity Portfolio	281,877,025	35,521,419	575,423	267,454,768	—	148,453
Multimanager Aggressive Equity Portfolio	355,150,517	72,905,897	644,581	370,103,297	—	338,746
Multimanager Core Bond Portfolio	981,102,384	134,418,727	47,020,049	1,058,934,489	22,680,338	1,277,000
Multimanager High Yield Portfolio	437,909,725	44,621,960	911,196	475,181,893	—	(3,788)
Multimanager International Equity Portfolio	637,174,887	41,371,948	770,953	603,306,730	—	17,080
Multimanager Large Cap Core Equity Portfolio	207,360,537	34,299,730	736,532	211,746,665	—	21,060
Multimanager Large Cap Value Portfolio	332,042,719	117,595,395	1,125,888	395,217,058	—	(15,532)
Multimanager Mid Cap Growth Portfolio	141,196,321	3,366,679	35,354,589	95,753,493	—	(1,269,906)
Multimanager Mid Cap Value Portfolio	209,809,611	1,522,908	3,387,522	194,537,178	—	(841,108)
Multimanager Small Cap Growth Portfolio	—	99,271,770	410,579	98,507,182	—	19,771
Multimanager Small Cap Value Portfolio	136,332,306	1,522,907	113,695,446	40,536,345	—	(29,149,032)

	$9,426,875,142	$1,707,685,174	$642,338,355	$9,902,886,936	$22,680,684	$(32,472,071)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$9,916,209,717	$—	$9,916,209,717
Other Investments*	—	—	—	—

Total	$—	$9,916,209,717	$—	$9,916,209,717

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$1,707,685,174
Net Proceeds of Sales and Redemptions:
Investment Companies	$609,866,284

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,890,740
Aggregate gross unrealized depreciation	(494,772,187)

Net unrealized depreciation	$(326,881,447)

Federal income tax cost of investments	$10,243,091,164

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	24,101,452	$239,315,662
EQ/AllianceBernstein Value Portfolio‡	56,652,817	668,692,826
EQ/BlackRock Basic Value Equity Portfolio‡	83,581,662	1,146,631,415
EQ/BlackRock International Value Portfolio‡	34,661,515	493,102,935
EQ/Davis New York Venture Portfolio‡	35,505,054	348,709,950
EQ/Franklin Small Cap Value Portfolio‡	15,229,105	138,001,988
EQ/GAMCO Small Company Value Portfolio‡	6,796,403	194,987,616
EQ/International Core PLUS Portfolio‡	35,409,381	438,491,593
EQ/JPMorgan Core Bond Portfolio‡	11,681,934	120,863,094
EQ/Long Term Bond Portfolio‡	40,809,222	554,618,128
EQ/Marsico Focus Portfolio‡	56,169,915	871,649,057
EQ/PIMCO Real Return Portfolio‡	31,762,610	350,231,875
EQ/Short Duration Bond Portfolio‡	88,586,634	907,553,239
EQ/Van Kampen Emerging Markets Equity Portfolio‡	24,886,578	392,625,261
Multimanager Aggressive Equity Portfolio‡	22,670,135	621,119,981
Multimanager Core Bond Portfolio‡	98,484,144	1,014,540,704
Multimanager International Equity Portfolio‡	64,321,404	934,405,557
Multimanager Large Cap Core Equity Portfolio‡	43,038,455	436,090,841
Multimanager Large Cap Value Portfolio‡	65,901,293	672,607,338
Multimanager Mid Cap Growth Portfolio‡	11,412,575	93,170,250
Multimanager Mid Cap Value Portfolio‡	26,066,704	223,479,435
Multimanager Small Cap Growth Portfolio‡	20,451,275	156,853,074
Multimanager Small Cap Value Portfolio‡	23,468,545	233,456,889

Total Investment Companies (100.1%) (Cost $12,250,298,124)		11,251,198,708

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $4,212,853)	$4,212,853	4,212,853

Total Investments (100.1%) (Cost/Amortized Cost $12,254,510,977)		11,255,411,561
Other Assets Less Liabilities (-0.1%)		(10,383,208)

Net Assets (100%)		$11,245,028,353

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$251,497,643	$13,449,674	$26,019,495	$239,315,662	$—	$(426,021)
EQ/AllianceBernstein Value Portfolio	830,567,206	59,569,593	87,600,313	668,692,826	—	(9,447,297)
EQ/BlackRock Basic Value Equity Portfolio	1,138,526,534	168,338,648	8,857,295	1,146,631,415	—	(483,398)
EQ/BlackRock International Value Portfolio	590,561,118	52,691,778	76,863,252	493,102,935	—	2,742,391
EQ/Davis New York Venture Portfolio	107,204,829	271,631,339	1,658,737	348,709,950	—	(193,305)
EQ/Franklin Small Cap Value Portfolio	96,260,327	53,780,714	1,793,574	138,001,988	—	(336,625)
EQ/GAMCO Small Company Value Portfolio	129,105,532	83,369,690	3,817,150	194,987,616	—	(484,558)
EQ/International Core PLUS Portfolio	337,841,820	114,646,470	2,064,283	438,491,593	—	447,886
EQ/JPMorgan Core Bond Portfolio	244,870,339	26,248,862	148,954,151	120,863,094	—	(5,185,898)
EQ/Long Term Bond Portfolio	501,473,616	61,907,582	5,087,194	554,618,128	—	(62,856)
EQ/Marsico Focus Portfolio .	875,511,044	146,534,673	34,222,020	871,649,057	—	4,553,606
EQ/PIMCO Real Return Portfolio	268,574,814	70,455,827	2,315,578	350,231,875	—	196,591
EQ/Short Duration Bond Portfolio	819,842,982	97,874,586	22,287,344	907,553,239	—	318,300
EQ/Small Company Index Portfolio	70,630,706	—	79,784,276	—	—	(16,172,236)
EQ/Van Kampen Emerging Markets Equity Portfolio	500,818,775	72,008,440	70,325,945	392,625,261	—	24,681,427
Multimanager Aggressive Equity Portfolio	577,202,793	142,858,993	5,954,949	621,119,981	—	919,583
Multimanager Core Bond Portfolio	832,367,061	217,460,662	26,698,185	1,014,540,704	20,316,297	151,374
Multimanager International Equity Portfolio	1,031,554,889	67,073,981	35,265,148	934,405,557	—	9,805,927
Multimanager Large Cap Core Equity Portfolio	429,005,647	70,708,002	3,856,495	436,090,841	—	(96,724)
Multimanager Large Cap Value Portfolio	555,384,606	210,575,961	4,040,478	672,607,338	—	(161,943)
Multimanager Mid Cap Growth Portfolio	93,733,972	10,391,753	1,221,092	93,170,250	—	(174,354)
Multimanager Mid Cap Value Portfolio	225,390,950	14,094,506	837,234	223,479,435	—	(209,191)
Multimanager Small Cap Growth Portfolio	—	157,824,285	33,591	156,853,074	—	342
Multimanager Small Cap Value Portfolio	340,107,411	3,626,555	100,505,988	233,456,889	—	(25,095,776)

	$10,848,034,614	$2,187,122,574	$750,063,767	$11,251,198,708	$20,316,297	$(14,712,755)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$11,255,411,561	$—	$11,255,411,561
Other Investments*	—	—	—	—

Total	$—	$11,255,411,561	$—	$11,255,411,561

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$2,187,122,574
Net Proceeds of Sales and Redemptions:
Investment Companies	$735,351,012

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,655,117
Aggregate gross unrealized depreciation	(1,038,383,770)

Net unrealized depreciation	$(1,001,728,653)

Federal income tax cost of investments	$12,257,140,214

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	3,872,916	$38,456,171
EQ/AllianceBernstein Value Portfolio‡	21,201,891	250,253,266
EQ/BlackRock Basic Value Equity Portfolio‡	27,826,704	381,746,085
EQ/BlackRock International Value Portfolio‡	18,388,046	261,592,700
EQ/Davis New York Venture Portfolio‡	18,628,674	182,959,977
EQ/Franklin Small Cap Value Portfolio‡	7,403,237	67,086,110
EQ/GAMCO Small Company Value Portfolio‡	3,122,773	89,591,810
EQ/International Core PLUS Portfolio‡	13,240,219	163,960,068
EQ/JPMorgan Core Bond Portfolio‡	1,925,364	19,920,109
EQ/Marsico Focus Portfolio‡	21,658,660	336,100,759
EQ/PIMCO Real Return Portfolio‡	3,820,195	42,123,557
EQ/Van Kampen Emerging Markets Equity Portfolio‡	7,624,293	120,285,312
Multimanager Aggressive Equity Portfolio‡	8,535,463	233,855,983
Multimanager Core Bond Portfolio‡	10,466,812	107,824,530
Multimanager International Equity Portfolio‡	20,339,991	295,481,745
Multimanager Large Cap Core Equity Portfolio‡	15,511,764	157,174,283
Multimanager Large Cap Value Portfolio‡	25,591,761	261,196,795
Multimanager Mid Cap Growth Portfolio‡	3,987,815	32,555,817
Multimanager Mid Cap Value Portfolio‡	5,616,009	48,148,110
Multimanager Small Cap Growth Portfolio‡	11,527,254	88,409,410
Multimanager Small Cap Value Portfolio‡	4,166,346	41,445,356

Total Investment Companies (99.9%) (Cost $3,660,624,262)		3,220,167,953

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $4,813,655)	$4,813,655	4,813,655

Total Investments (100.0%) (Cost/Amortized Cost $3,665,437,917)		3,224,981,608
Other Assets Less Liabilities (0.0%)		(1,066,440)

Net Assets (100%)		$3,223,915,168

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$37,440,602	$1,354,329	$307,442	$38,456,171	$—	$(16,035)
EQ/AllianceBernstein Value Portfolio	324,173,884	18,000,382	41,313,318	250,253,266	—	(3,767,455)
EQ/BlackRock Basic Value Equity Portfolio	373,050,328	64,980,278	5,606,470	381,746,085	—	(315,181)
EQ/BlackRock International Value Portfolio	304,216,093	26,610,376	29,721,605	261,592,700	—	3,554,109
EQ/Davis New York Venture Portfolio	56,209,996	144,613,179	2,684,248	182,959,977	—	(268,452)
EQ/Franklin Small Cap Value Portfolio	61,755,001	11,947,718	1,299,371	67,086,110	—	(242,147)
EQ/GAMCO Small Company Value Portfolio	73,590,462	26,097,845	2,708,605	89,591,810	—	(339,041)
EQ/International Core PLUS Portfolio	79,983,535	98,094,848	10,830,408	163,960,068	—	1,860,639
EQ/JPMorgan Core Bond Portfolio	34,410,967	2,257,216	16,335,879	19,920,109	—	(850,201)
EQ/Marsico Focus Portfolio	357,649,623	56,636,343	29,538,958	336,100,759	—	2,952,665
EQ/PIMCO Real Return Portfolio	36,806,250	3,986,502	396,700	42,123,557	—	37,042
EQ/Van Kampen Emerging Markets Equity Portfolio	141,789,592	28,114,260	21,661,406	120,285,312	—	3,170,639
Multimanager Aggressive Equity Portfolio	215,700,402	57,217,494	3,448,957	233,855,983	—	302,087
Multimanager Core Bond Portfolio	75,260,643	34,453,456	917,116	107,824,530	1,997,129	15,799
Multimanager International Equity Portfolio	360,799,589	40,085,824	52,498,649	295,481,745	—	11,847,104
Multimanager Large Cap Core Equity Portfolio	150,492,947	30,983,524	2,983,513	157,174,283	—	(141,590)
Multimanager Large Cap Value Portfolio	236,104,203	64,893,968	4,037,783	261,196,795	—	(245,413)
Multimanager Mid Cap Growth Portfolio	32,539,706	4,022,814	719,002	32,555,817	—	(163,686)
Multimanager Mid Cap Value Portfolio	44,946,093	7,070,118	874,807	48,148,110	—	(201,593)
Multimanager Small Cap Growth Portfolio	—	88,818,282	802,540	88,409,410	—	(5,818)
Multimanager Small Cap Value Portfolio	129,559,890	1,441,774	103,811,608	41,445,356	—	(26,620,287)

	$3,126,479,806	$811,680,530	$332,498,385	$3,220,167,953	$1,997,129	$(9,436,815)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$3,224,981,608	$—	$3,224,981,608
Other Investments*	—	—	—	—

Total	$—	$3,224,981,608	$—	$3,224,981,608

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$811,680,530
Net Proceeds of Sales and Redemptions:
Investment Companies	$323,061,570

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,237,568
Aggregate gross unrealized depreciation	(445,238,364)

Net unrealized depreciation	$(441,000,796)

Federal income tax cost of investments	$3,665,982,404

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Diversified Consumer Services (0.2%)
Apollo Global Management LLC, Class A*	450,000	$6,412,500

Hotels, Restaurants & Leisure (3.9%)
Ctrip.com International Ltd. (ADR)^	125,600	5,749,968
Las Vegas Sands Corp.*^	390,686	18,534,144
McDonald’s Corp.	899,466	50,567,979
Wynn Resorts Ltd.^	339,455	27,614,664

		102,466,755

Household Durables (0.6%)
D.R. Horton, Inc.^	1,412,800	15,328,880

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	635,800	46,623,214
Liberty Media Corp., Interactive, Class A*	340,000	5,018,400

		51,641,614

Media (4.0%)
Cablevision Systems Corp. - New York Group, Class A*	768,700	17,372,620
CBS Corp., Class B	59,600	1,161,604
Comcast Corp., Class A	117,900	2,236,563
Comcast Corp., Special, Class A^	1,446,674	27,139,604
Liberty Global, Inc., Class A*^	38,500	1,210,055
Liberty Media Corp., Capital Series, Class A*	207,000	2,980,800
Liberty Media Corp., Entertainment Shares, Class A*	268,000	6,493,640
Sirius Satellite Radio, Inc.*^	1,441,400	2,767,488
Time Warner, Inc.	1,272,300	18,830,040
Viacom, Inc., Class B*	58,500	1,786,590
Walt Disney Co.	370,400	11,556,480
XM Satellite Radio Holdings, Inc., Class A*^	1,577,900	12,370,736

		105,906,220

Multiline Retail (0.2%)
Kohl’s Corp.*	157,200	6,294,288

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	107,100	6,713,028
Lowe’s Cos., Inc.	643,043	13,343,142
Tiffany & Co.	140,700	5,733,525
Ulta Salon Cosmetics & Fragrance, Inc.*^	412,445	4,635,882

		30,425,577

Textiles, Apparel & Luxury Goods (0.3%)
Polo Ralph Lauren Corp.	135,270	8,492,251

Total Consumer Discretionary		326,968,085

Consumer Staples (1.9%)
Beverages (0.3%)
Coca-Cola Co.	135,065	7,020,679

Food & Staples Retailing (0.8%)
CVS Caremark Corp.	556,634	22,026,007

Food Products (0.8%)
Kraft Foods, Inc., Class A	798,900	22,728,705

Total Consumer Staples		51,775,391

Energy (12.6%)
Energy Equipment & Services (7.5%)
FMC Technologies, Inc.*	14,007	1,077,558
Halliburton Co.^	224,100	11,892,987
Nabors Industries Ltd.*^	324,245	15,962,581
National Oilwell Varco, Inc.*	246,173	21,840,469
Schlumberger Ltd.	265,483	28,520,839
Transocean, Inc.*	224,700	34,242,033
Weatherford International Ltd.*	1,760,200	87,288,318

		200,824,785

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	1,267,300	94,844,732
Denbury Resources, Inc.*	66,555	2,429,257
Petroleo Brasileiro S.A. (ADR)^	340,544	24,120,732
XTO Energy, Inc.	192,100	13,160,771

		134,555,492

Total Energy		335,380,277

Financials (9.6%)
Capital Markets (3.8%)
Goldman Sachs Group, Inc.	156,899	27,441,635
Janus Capital Group, Inc.	328,700	8,700,689
Lehman Brothers Holdings, Inc.^	1,428,200	28,292,642
Merrill Lynch & Co., Inc.^	626,200	19,856,802
Riskmetrics Group, Inc.*^	278,000	5,459,920
TD Ameritrade Holding Corp.*	656,272	11,871,961

		101,623,649

Commercial Banks (1.5%)
Industrial & Commercial Bank of China Ltd., Class H	40,922,000	27,973,229
Wells Fargo & Co.	499,995	11,874,881

		39,848,110

Diversified Financial Services (2.5%)
CIT Group, Inc.	60,000	408,600
Citigroup, Inc.	1,088,500	18,243,260
CME Group, Inc.	40,105	15,367,835
Interactive Brokers Group, Inc., Class A*^	229,570	7,376,084
MarketAxess Holdings, Inc.*^	843,620	6,377,767
NASDAQ OMX Group, Inc.*	710,572	18,865,687

		66,639,233

Insurance (0.5%)
American International Group, Inc.	512,200	13,552,812

Real Estate Investment Trusts (REITs) (0.5%)
ProLogis (REIT)^	243,634	13,241,508

Thrifts & Mortgage Finance (0.8%)
Fannie Mae	348,100	6,791,431
Freddie Mac^	768,300	12,600,120

		19,391,551

Total Financials		254,296,863

Health Care (13.3%)

Biotechnology (8.4%)
Alnylam Pharmaceuticals, Inc.*^	387,945	10,369,770
Amgen, Inc.*	541,800	25,551,288
Applera Corp.- Celera Group*	1,123,491	12,762,858
Biogen Idec, Inc.*	671,200	37,513,368
Cepheid, Inc.*^	778,708	21,897,269
Combinatorx, Inc.*^	719,215	2,553,213
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Genentech, Inc.*	353,330	$26,817,747
Genomic Health, Inc.*^	458,300	8,776,445
Genzyme Corp.*	530,000	38,170,600
Gilead Sciences, Inc.*	49,607	2,626,691
ImClone Systems, Inc.*^	297,100	12,020,666
Memory Pharmaceuticals Corp.*	1,267,600	494,364
Myriad Genetics, Inc.*^	143,000	6,509,360
Sangamo BioSciences, Inc.*^	756,500	7,527,175
Senomyx, Inc.*^	995,350	4,907,075
Vertex Pharmaceuticals, Inc.*^	119,000	3,982,930

		222,480,819

Health Care Equipment & Supplies (1.3%)
Covidien Ltd.	291,950	13,981,485
Given Imaging Ltd.*^	934,548	13,775,238
Insulet Corp.*^	506,900	7,973,537

		35,730,260

Health Care Providers & Services (1.1%)
UnitedHealth Group, Inc	1,158,600	30,413,250

Life Sciences Tools & Services (0.6%)
Compugen Ltd.*^	1,328,450	2,842,883
Illumina, Inc.*^	69,780	6,078,536
Qiagen N.V.*^	304,090	6,121,332

		15,042,751

Pharmaceuticals (1.9%)
Alexza Pharmaceticals, Inc.*^	1,185,740	4,671,815
BioMimetic Therapeutics, Inc.*^	105,465	1,257,143
Forest Laboratories, Inc.*	720,600	25,033,644
Johnson & Johnson	139,700	8,988,298
King Pharmaceuticals, Inc.*^	316,500	3,313,755
Teva Pharmaceutical Industries Ltd. (ADR)^	40,100	1,836,580
Valeant Pharmaceuticals International*^	250,600	4,287,766

		49,389,001

Total Health Care		353,056,081

Industrials (13.7%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	269,682	22,707,224
L-3 Communications Holdings, Inc	212,600	19,318,962
Lockheed Martin Corp.	231,594	22,849,064
Precision Castparts Corp.	15,019	1,447,381

		66,322,631

Air Freight & Logistics (0.5%)
FedEx Corp.	157,800	12,433,062

Airlines (0.7%)
Continental Airlines, Inc., Class B*^	1,544,298	15,612,853
Delta Air Lines, Inc.*^	516,990	2,946,843

		18,559,696

Construction & Engineering (4.2%)
Foster Wheeler Ltd.*	227,900	16,670,885
Quanta Services, Inc.*^	1,325,965	44,114,856
Shaw Group, Inc.*	745,489	46,063,765
URS Corp.*	141,028	5,918,945

		112,768,451

Electrical Equipment (2.9%)
ABB Ltd. (ADR)*	202,000	5,720,640
Baldor Electric Co.^	278,700	9,748,926
EnerSys*^	256,825	8,791,120
First Solar, Inc.*^	23,800	6,493,116
General Cable Corp.*^	406,500	24,735,525
Thomas & Betts Corp.*	536,900	20,321,665

		75,810,992

Industrial Conglomerates (0.4%)
Tyco International Ltd.	291,950	11,689,678

Machinery (1.0%)
Caterpillar, Inc.	259,900	19,185,818
Pall Corp.	176,700	7,011,456

		26,197,274

Road & Rail (1.5%)
Norfolk Southern Corp.	171,408	10,742,139
Union Pacific Corp.	390,218	29,461,459

		40,203,598

Total Industrials		363,985,382

Information Technology (26.1%)
Communications Equipment (6.5%)
Arris Group, Inc.*^	86,393	730,021
Ciena Corp.*	279,020	6,464,893
Cisco Systems, Inc.*	1,301,300	30,268,238
JDS Uniphase Corp.*	1,800,102	20,449,159
Juniper Networks, Inc.*	1,034,748	22,950,711
Motorola, Inc.	597,600	4,386,384
Nokia Oyj (ADR)	2,238,900	54,853,050
QUALCOMM, Inc	636,300	28,232,631
Research In Motion Ltd.*	36,418	4,257,264

		172,592,351

Computers & Peripherals (3.1%)
Apple, Inc.*	194,077	32,496,253
EMC Corp.*	782,500	11,494,925
NetApp, Inc.*	833,430	18,052,094
SanDisk Corp.*^	733,325	13,713,177
Seagate Technology^	303,700	5,809,781

		81,566,230

Electronic Equipment & Instruments (1.5%)
5N Plus, Inc.*	928,006	9,901,643
Dolby Laboratories, Inc., Class A*	10,000	403,000
Itron, Inc.*^	107,530	10,575,575
Trimble Navigation Ltd.*^	172,000	6,140,400
Tyco Electronics Ltd.	326,950	11,711,349

		38,731,967

Internet Software & Services (4.9%)
eBay, Inc.*	1,365,300	37,313,649
Equinix, Inc.*^	112,200	10,010,484
Google, Inc., Class A*	73,287	38,579,743
Move, Inc.*	2,659,140	6,195,796
Yahoo!, Inc.*	1,885,300	38,950,298

		131,049,970

IT Services (2.2%)
Mastercard, Inc., Class A	85,482	22,697,180
Visa, Inc., Class A*	449,822	36,575,027

		59,272,207

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	93,500	3,051,840

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	1,928,261	11,241,762
Broadcom Corp., Class A*	373,700	10,198,273
Cirrus Logic, Inc.*^	201,100	1,118,116
DSP Group, Inc.*^	78,700	550,900
Intel Corp.	191,300	4,109,124
International Rectifier Corp.*	401,980	7,718,016
Lam Research Corp.*	501,380	18,124,887
Micron Technology, Inc.*^	1,017,900	6,107,400

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Netlogic Microsystems, Inc.*^	239,807	$7,961,592
NVIDIA Corp.*	339,100	6,347,952
RF Micro Devices, Inc.*^	226,700	657,430
Silicon Laboratories, Inc.*	207,423	7,485,896
Teradyne, Inc.*	188,200	2,083,374
Texas Instruments, Inc.	846,700	23,843,072

		107,547,794

Software (3.7%)
Activision, Inc.*	142,275	4,847,309
Autodesk, Inc.*	143,100	4,838,211
Electronic Arts, Inc.*	478,900	21,277,527
Nuance Communications, Inc.*^	668,825	10,480,488
Red Hat, Inc.*^	1,428,250	29,550,493
Salesforce.com, Inc.*	118,165	8,062,398
Shanda Interactive Entertainment Ltd. (ADR)*^	285,646	7,755,289
VMware, Inc., Class A*^	231,190	12,451,893

		99,263,608

Total Information Technology		693,075,967

Materials (1.7%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	171,389	16,943,517
Monsanto Co.	201,318	25,454,648
Praxair, Inc.	34,900	3,288,976

Total Materials		45,687,141

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	465,733	15,690,545

Wireless Telecommunication Services (0.7%)
China Mobile Ltd. (ADR)^	298,971	20,016,108

Total Telecommunication Services		35,706,653

Utilities (1.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.^	70,240	3,589,966

Independent Power Producers & Energy Traders (1.0%)
Dynegy, Inc., Class A*	665,700	5,691,735
Reliant Energy, Inc.*	913,100	19,421,637

		25,113,372

Total Utilities		28,703,338

Total Common Stocks (93.6%) (Cost $2,628,342,863)		2,488,635,178

	Number of Warrants
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., expiring 10/14/09(b)*† (Cost $—)	48,100	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (5.5%)
Federal Home Loan Bank
2.00%, 7/1/08 (p)(o)	$145,703,000	145,695,397
Short-Term Investments of Cash Collateral for Securities Loaned (15.9%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	5,470,000	5,470,000
Bank of Ireland
2.83%, 12/19/08 (l)	9,119,372	9,119,372
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	4,010,000	4,010,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	5,470,000	5,470,000
Comerica Bank
2.50%, 3/16/09 (l)	1,819,918	1,819,918
Credit Industriel et Commercial/New York
2.94%, 8/7/08	9,120,000	9,120,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	4,740,000	4,740,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	244,755,326	244,755,326
Fifth Third Bancorp
2.49%, 8/22/08 (l)	550,000	550,000
First Tennessee Bank
2.50%, 8/15/08 (l)	16,410,000	16,410,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	730,000	730,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	3,650,000	3,650,000
2.16%, 3/27/09 (l)	5,110,000	5,110,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	1,460,000	1,460,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	7,287,998	7,287,998
2.12%, 6/18/09 (l)	9,117,275	9,117,275
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	10,940,000	10,940,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	9,120,000	9,120,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	4,559,963	4,559,963
Links Finance LLC
2.12%, 6/25/09 (l)	2,729,318	2,729,318
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	4,560,000	4,560,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	8,570,000	8,570,000
Morgan Stanley
3.22%, 2/9/09 (l)	14,179,708	14,179,708
2.65%, 5/7/09 (l)	9,120,000	9,120,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	5,468,906	5,468,906
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	9,124,581	9,124,581
Standard Chartered Bank/New York
2.79%, 8/7/08	13,670,000	13,670,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,820,000	1,820,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		422,682,365

Time Deposit (1.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	34,662,282	34,662,282

Total Short-Term Investments (22.7%) (Cost/Amortized Cost $603,047,646)		603,040,044

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (116.3%) (Cost/Amortized Cost $3,231,390,509)		$3,091,675,222
Other Assets Less Liabilities (-16.3%)		(434,401,600)

Net Assets (100%)		$2,657,273,622

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$2,454,249,449	$637,425,773	$—	$3,091,675,222
Other Investments*	—	—	—	—

Total	$2,454,249,449	$637,425,773	$—	$3,091,675,222

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,214,507,266
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,046,275,224

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,059,054
Aggregate gross unrealized depreciation	(469,092,897)

Net unrealized depreciation	$(182,033,843)

Federal income tax cost of investments	$3,273,709,065

At June 30, 2008, the Portfolio had loaned securities with a total value of $405,707,565. This was secured by collateral of $422,682,365 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $245,260, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $264,810,117 of which $197,606,776 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.5%)
Asset-Backed Securities (4.5%)
ACE Securities Corp., Series 2006 - HE3 A2A
2.533%, 6/25/36(l)(b)	$639,501	$637,350
Aegis Asset Backed Securities Trust, Series 2006 - 1 A1
2.563%, 1/25/37(l)(b)	4,230,077	4,118,435
Ameriquest Mortgage Securities, Inc., Series 2004 - R11 A1
2.785%, 11/25/34(l)(b)†	3,166,159	2,326,592
Amortizing Residential Collateral Trust, Series 2002 - BC3M A
2.753%, 6/25/32(l)(b)	34,066	31,900
Series 2002 - BC4 A
2.773%, 7/25/32(l)(b)	8,882	7,408
Asset Backed Funding Certificates, Series 2006 - OPT3 A3A
2.543%, 11/25/36(l)(b)	4,826,910	4,724,021
Bank of America Credit Card Trust, Series 2008 - A5 A5
3.671%, 12/16/13(l)	12,000,000	12,178,133
Bear Stearns Asset Backed Securities Trust, Series 2002 - 2 A1
3.143%, 10/25/32(l)(b)	21,862	19,212
Series 2003 - 2 A2
2.932%, 3/25/43(l)(b)	81,812	80,575
Cendant Mortgage Corp., Series 2003 - A A1
5.988%, 7/25/43(l)(b)§	78,904	74,200
Chase Issuance Trust, Series 2007 - A17 A
5.120%, 10/15/14	9,100,000	9,196,680
Series 2008 - A7 A7
3.121%, 11/15/11(l)	1,800,000	1,804,143
Series 2008 - A9 A9
4.260%, 5/15/13	11,260,000	11,186,738
Chase Manhattan Auto Owner Trust, Series 2005 - A A3
3.870%, 6/15/09	595,038	595,638
Countrywide Asset-Backed Certificates, Series 2006 - 19 2A1
2.542%, 3/25/37(l)(b)	3,841,870	3,768,758
CS First Boston Mortgage Securities Corp., Series 2001 - HE17 A1
3.103%, 1/25/32(l)(b)	28,294	26,009
Daimler Chrysler Auto Trust, Series 2006 - B A3
5.330%, 8/8/10	3,906,351	3,942,149
Series 2006 - C A3
5.020%, 7/8/10	8,785,629	8,849,751
Series 2006 - D A4
4.940%, 2/8/12	9,900,000	10,040,321
Fieldstone Mortgage Investment Corp., Series 2006 - 1 A1
2.563%, 5/25/36(l)(b)	117,641	117,324
Ford Credit Auto Owner Trust, Series 2005 - C A3
4.300%, 8/15/09	275,258	275,447
Series 2006 - B A3
5.260%, 10/15/10	11,344,123	11,457,421
GSAA Home Equity Trust, Series 2006 - 5 2A1
2.553%, 3/25/36(l)(b)	2,891,002	2,606,818
Home Equity Asset Trust, Series 2002 - 1 A4
3.083%, 11/25/32(l)(b)	4,106	3,283
Honda Auto Receivables Owner Trust, Series 2005 - 6 A3
4.850%, 10/19/09	1,890,199	1,897,181
Series 2008 - 1 A2
3.770%, 9/20/10	12,365,000	12,387,628
Mid-State Trust, Series 4 A
8.330%, 4/1/30	256,740	253,391
Nationstar Home Equity Loan Trust, Series 2006 - B AV1
2.553%, 9/25/36(l)(b)	888,519	881,540
Nissan Auto Receivables Owner Trust, Series 2006 - B A3
5.160%, 2/15/10	4,226,904	4,254,756
Series 2008 - B A2
3.800%, 10/15/10	11,900,000	11,938,408
Renaissance Home Equity Loan Trust, Series 2003 - 2A 2
2.923%, 8/25/33(l)(b)	38,841	34,344
Series 2003 - 3A 3
2.983%, 12/25/33(l)(b)	250,081	207,598
Salomon Brothers Mortgage Securities VII, Inc., Series 2002 - CIT1 A
2.783%, 3/25/32(l)(b)	47,371	46,373
Saxon Asset Securities Trust, Series 2002 - 1 AV2
3.023%, 1/25/32(l)(b)	5,169	5,153
SLM Student Loan Trust, Series 2008 - 5 A4
4.597%, 7/25/23(l)	9,560,000	9,942,400
Series 2008 - 5 A3
4.197%, 1/25/18(l)	3,550,000	3,642,080
Series 2008 - 5 A2
3.997%, 10/25/16(l)	14,040,000	14,252,790
Structured Asset Securities Corp., Series 2002 - HF1 A
2.773%, 1/25/33(l)(b)	99,101	83,986
Series 2003 - 2
3.317%, 1/21/09(l)§	813,035	800,840
Series 2003 - AL2 A
3.357%, 1/25/31§	723,907	567,997
Wells Fargo Home Equity Trust, Series 2005 - 2 AII2
2.723%, 10/25/35(l)(b)§	369,128	360,930

		149,625,701

Non-Agency CMO (15.0%)
American Home Mortgage Assets, Series 2006 - 6 A1A
2.673%, 12/25/46(l)	1,442,578	995,581
Banc of America Alternative Loan Trust, Series 2004 - 5 4A1
5.000%, 6/25/19	1,345,694	1,263,270
Series 2004 - 6 4A1
5.000%, 7/25/19	1,310,015	1,255,976
Banc of America Commercial Mortgage, Inc., Series 2000 - 1 A2A
7.333%, 11/15/31(l)	6,221,209	6,356,399

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2001 - 1 A2
6.503%, 4/15/36	$4,077,896	$4,179,865
Series 2002 - PB2 A4
6.186%, 6/11/35	5,320,000	5,464,783
Series 2002 - PB2 A2
5.676%, 6/11/35	2,557,495	2,560,266
Banc of America Funding Corp., Series 2006 - A 1A1
4.625%, 2/20/36(l)	1,859,665	1,761,782
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005 - 10 A2
4.750%, 10/25/35(l)	2,700,000	2,553,781
Series 2007 - 4 22A1
6.001%, 6/25/47(l)	2,389,136	2,199,339
Bear Stearns Alt-A Trust, Series 2006 - 6 32A1
5.796%, 11/25/36(l)	4,717,445	3,464,871
Series 2006 - 6 31A1
5.784%, 11/25/36(l)	4,441,273	3,592,559
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000 - WF2 A2
7.320%, 10/15/32(l)	2,890,000	2,998,074
Series 2003 - T12 A4
4.680%, 8/13/39(l)	6,825,000	6,650,711
Bear Stearns Structured Products, Inc., Series 2007 - R7 A1
2.682%, 1/26/37(l)(b)	3,745,355	3,712,583
Chase Commercial Mortgage Securities Corp., Series 1999 - 2 A2
7.198%, 1/15/32	497,110	510,303
Series 2000 - 3 A2
7.319%, 10/15/32	2,227,371	2,306,095
Citigroup Commercial Mortgage Trust, Inc., Series 2005 - EMG A2
4.221%, 9/20/51§	5,700,000	5,665,008
Series 2007 - C6 AM
5.889%, 12/10/49(l)	3,575,000	3,248,945
Series 2008 - C7 A4
6.299%, 12/10/49(l)	7,559,313	7,382,817
Citigroup Mortgage Loan Trust, Inc., Series 2005 - 4 A
5.343%, 9/25/35(l)	24,934,028	23,364,927
Series 2006 - AR1 1A1
4.900%, 10/25/35(l)	7,956,844	7,724,621
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007 - CD5 A4
5.886%, 11/15/44(l)	3,525,000	3,364,889
Citimortgage Alternative Loan Trust, Series 2007 - A8 A1
6.000%, 10/25/37	9,103,735	7,999,907
Commercial Mortgage Pass Through Certificates, Series 2000 - C1 A2
7.416%, 8/15/33(l)	5,214,259	5,376,875
Series 2007 - C9 A4
6.010%, 12/10/49(l)	9,890,000	9,465,759
Countrywide Alternative Loan Trust, Series 2003 - J3 2A1
6.250%, 12/25/33	223,339	213,022
Series 2006 - OA10 1A1
4.488%, 8/25/46(l)	1,523,287	1,122,044
Series 2006 - OA21 A1
2.672%, 3/20/47(l)	4,038,994	2,833,281
Series 2006 - OC8 2A1A
2.573%, 11/25/36(l)	4,940,114	4,646,374
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003 - R4 1A3
6.000%, 11/25/26§	140,366	140,141
Series 2003 - R4 2A
6.500%, 1/25/34(l)§	264,374	243,059
Series 2006 - OA5 2A1
2.683%, 4/25/46(l)	1,745,816	1,246,012
Series 2007 - 16 A1
6.500%, 10/25/37	5,340,040	5,229,901
Credit Suisse Mortgage Capital Certificates, Series 2006 - 3 1A1A
2.573%, 4/25/36(l)	1,002,560	997,282
Series 2006 - 8 3A1
6.000%, 10/25/21	2,464,362	2,279,535
Series 2006 - C5 A3
5.311%, 12/15/39	10,020,000	9,410,025
CS First Boston Mortgage Securities Corp., Series 1998 - C2 A2
6.300%, 11/15/30	454,635	456,283
Series 2002 - CKS4 A2
5.183%, 11/15/36	5,105,000	5,043,657
Series 2002 - CP3 A3
5.603%, 7/15/35	7,210,000	7,202,079
Series 2002 - CP5 A2
4.940%, 12/15/35	6,905,000	6,708,363
Series 2002 - P1A A
3.326%, 3/25/32(l)§	20,257	18,314
Series 2003 - C3 A5
3.936%, 5/15/38	7,430,000	6,884,678
Series 2005 - C2 A4
4.832%, 4/15/37	4,760,000	4,489,982
CW Capital Cobalt Ltd., Series 2007 - C3 A4
6.015%, 5/15/46(l)	5,185,000	4,958,723
Deutsche Alt-A Securities Inc.,, Series 2006 - OA1 A1
2.683%, 2/25/47(l)	1,848,005	1,330,125
DLJ Commercial Mortgage Corp., Series 1999 - CG1 A1B
6.460%, 3/10/32	218,512	220,062
Series 1999 - CG2 A1B
7.300%, 6/10/32(l)	3,423,422	3,486,448
Series 2000 - CKP1 A1B
7.180%, 11/10/33	5,831,010	6,041,659
First Horizon Alternative Mortgage Securities Trust, Series 2006 - FA2 1A5
6.000%, 5/25/36	7,333,176	6,976,802
First Republic Mortgage Loan Trust, Series 2001 - FRB1 A
2.821%, 11/15/31(l)	512,922	474,754
First Union National Bank Commercial Mortgage Trust, Series 2001 - C4 A2
6.223%, 12/12/33	6,520,000	6,653,237
GE Capital Commercial Mortgage Corp., Series 2002 - 3A A1
4.229%, 12/10/37	1,467,510	1,454,353
GMAC Commercial Mortgage Securities, Inc., Series 1999 - C2 A2
6.945%, 9/15/33	302,366	306,536
Series 1999 - C3 A2
7.179%, 8/15/36(l)	2,431,476	2,483,617
Series 2000 - C1 A2
7.724%, 3/15/33(l)	3,734,105	3,857,427

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2000 - C2 A2
7.455%, 8/16/33(l)	$3,012,751	$3,124,553
Series 2000 - C3 A2
6.957%, 9/15/35	5,102,248	5,273,063
Series 2002 - C3 A2
4.930%, 7/10/39	6,925,000	6,805,705
Greenwich Capital Commercial Funding Corp., Series 2004 - GG1 A4
4.755%, 6/10/36	1,205,000	1,202,313
Series 2007 - GG9 A4
5.444%, 3/10/39	8,775,000	8,176,483
GS Mortgage Securities Corp. II, Series 1998 - C1 A3
6.135%, 10/18/30	407,601	406,833
Series 2006 - GG8 A4
5.560%, 11/10/39	5,360,000	5,131,302
GSR Mortgage Loan Trust, Series 2004 - 9 4A1
4.053%, 8/25/34(l)	5,397,409	5,240,728
Series 2005 - AR4 6A1
5.250%, 7/25/35(l)	22,848,221	21,998,708
Series 2005 - AR6 2A1
4.540%, 9/25/35(l)	2,140,985	2,073,921
Series 2005 - AR7 6A1
5.248%, 11/25/35(l)	4,528,393	4,255,019
Series 2006 - OA1 2A1
2.673%, 8/25/46(l)	3,259,274	2,348,986
Harborview Mortgage Loan Trust, Series 2006 - 9 2A1A
2.693%, 11/19/36(l)	3,008,509	2,119,614
Heller Financial Commercial Mortgage Asset Corp., Series 1999 - PH1 A2
6.847%, 5/15/31(l)	340,233	342,024
Homebanc Mortgage Trust, Series 2005 - 4 A1
2.753%, 10/25/35(l)	3,052,764	2,512,861
Impac CMB Trust, Series 2003 - 8 2A1 8
3.383%, 10/25/33(l)(b)	247,811	235,854
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001 - C1 A3
5.857%, 10/12/35	5,340,000	5,394,904
Series 2001 - CIB2 A3
6.429%, 4/15/35	1,295,000	1,328,721
Series 2001 - CIBC A3
6.260%, 3/15/33	4,959,802	5,060,405
Series 2004 - CB8 A1A
4.158%, 1/12/39§	3,837,926	3,614,289
Series 2006 - LDP9 A3
5.336%, 5/15/47	3,770,000	3,536,492
Series 2007 - LD11 A2
5.992%, 6/15/49(l)	3,450,000	3,418,515
Series 2007 - LD12 A2
5.827%, 2/15/51	2,810,000	2,773,830
JPMorgan Mortgage Trust, Series 2006 - S2 2A2
5.875%, 7/25/36	1,183,315	1,159,649
Series 2007 - S1 1A2
5.500%, 3/25/22	1,036,141	1,001,495
LB Commercial Conduit Mortgage Trust, Series 1998 - C4 A1B
6.210%, 10/15/35	870,400	871,480
LB-UBS Commercial Mortgage Trust, Series 2002 - C2 A4
5.594%, 6/15/31	6,949,000	6,977,353
Series 2003 - C7 A2
4.064%, 9/15/27(l)	1,141,681	1,132,220
Series 2004 - C7 A1A
4.475%, 10/15/29	8,623,355	8,314,923
Series 2006 - C6 A4
5.372%, 9/15/39	3,295,000	3,117,562
Series 2007 - C1 A4
5.424%, 2/15/40	4,000,000	3,720,804
Series 2007 - C7 A3
5.866%, 9/15/45(l)	7,970,000	7,603,362
MASTR Alternative Loans Trust, Series 2004 - 4 1A1
5.500%, 5/25/34	3,034,767	2,839,404
Merrill Lynch Mortgage Investors, Inc., Series 2003 - A1 3A
4.910%, 12/25/32(l)	468,283	445,725
Series 2005 - A10 A
2.693%, 2/25/36(l)	2,268,153	1,820,389
Morgan Stanley Capital I, Series 1999 - LIFE A2
7.110%, 4/15/33(l)	6,153,223	6,267,808
Series 2006 - IQ12 A4
5.332%, 12/15/43	3,455,000	3,249,326
Series 2007 - HQ12 A2
5.811%, 4/12/49(l)	1,250,000	1,230,183
Series 2007 - HQ13 A1
5.357%, 12/15/44	11,947,637	11,805,073
Series 2007 - IQ13 A4
5.364%, 3/15/44	11,715,000	10,830,433
Series 2007 - IQ15 AM
6.077%, 6/11/49(l)	5,075,000	4,668,715
Series 2007 - IQ15 A4
6.077%, 6/11/49(l)	11,450,000	11,017,787
Series 2007 - IQ16 A4
5.809%, 12/12/49	2,420,000	2,297,456
Series 2007 - T27 A4
5.803%, 6/13/42(l)	3,910,000	3,706,214
Morgan Stanley Dean Witter Capital I, Series 2002 - IQ2 A4
5.740%, 12/15/35	6,865,000	6,905,199
Residential Accredit Loans, Inc., Series 2003 - QR19 CB1
5.750%, 10/25/33	261,876	261,287
Series 2006 - QS2 1A9
5.500%, 2/25/36	6,440,800	5,959,299
Series 2007 - QO2 A1
2.633%, 2/25/47(l)	2,482,783	1,769,959
Salomon Brothers Mortgage Securities VII, Inc., Series 2001 - C2 A3
6.499%, 10/13/11	8,562,087	8,785,315
Sequoia Mortgage Trust, Series 2003 - 4 2A1
2.832%, 7/20/33(l)	212,926	190,382
Series 2010 2A1
2.862%, 10/20/27(l)	100,873	88,583
Structured Adjustable Rate Mortgage Loan Trust, Series 2005 - 19XS 1A1
2.802%, 10/25/35(l)	2,099,134	1,583,168
Structured Asset Mortgage Investments, Inc., Series 2002 - AR3 A1
2.812%, 9/19/32(l)	58,145	52,938

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005 - AR5 A2
2.733%, 7/19/35(l)	$2,269,338	$2,045,492
Series 2005 - AR5 A1
2.733%, 7/19/35(l)	459,617	351,206
Series 2006 - AR3 12A1
2.703%, 5/25/36(l)	2,038,975	1,426,372
TIAA Real Estate CDO Ltd., Series 2001 - C1A A4
6.680%, 6/19/31(l)§	7,999,555	8,133,193
Wachovia Bank Commercial Mortgage Trust, Series 2005 - C17 APB
5.037%, 3/15/42	5,110,000	4,962,908
Series 2005 - C20 A6A
5.110%, 7/15/42(l)	7,640,000	7,468,294
Series 2005 - C22 A4
5.440%, 12/15/44(l)	4,400,000	4,246,716
Series 2006 - C28 AJ
5.632%, 10/15/48(l)	1,030,000	841,027
Series 2006 - C29 AJ
5.368%, 11/15/48(l)	1,030,000	821,770
Series 2007 - C33 A4
6.100%, 2/15/51(l)^	3,900,000	3,763,553
WaMu Mortgage Pass-Through Certificates, Series 2002 - AR6 A
4.928%, 6/25/42(l)	90,414	81,960
Series 2002 - AR9 1A
4.928%, 8/25/42(l)	130,008	116,454
Series 2003 - R1 A1
3.023%, 12/25/27(l)	1,218,216	1,111,296
Series 2005 - AR7 A4
4.917%, 8/25/35(l)	3,425,240	3,327,743
Series 2007 - HY3 4A1
5.348%, 3/25/37(l)	8,418,397	7,850,439
Series 2007 - OA4 1A
4.298%, 5/25/47(l)	2,050,026	1,549,750
Series 2007 - OA5 1A
4.278%, 6/25/47(l)	3,485,268	2,502,836
Wells Fargo Mortgage Backed Securities Trust, Series 2004 - K 1A2
4.471%, 7/25/34(l)	5,218,817	5,020,341
Series 2006 - AR12 2A1
6.099%, 9/25/36(l)	3,057,451	2,921,195

		497,418,920

Total Asset-Backed and Mortgage- Backed Securities		647,044,621

Corporate Bonds (26.8%)
Consumer Discretionary (0.7%)
Media (0.7%)
Cablevision Systems Corp., Term Loan
4.225%, 2/24/13	$997,455	946,028
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,122,782
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	139,530
Comcast Corp.
6.500%, 1/15/15	969,000	983,979
6.500%, 1/15/17	2,550,000	2,565,157
7.050%, 3/15/33	15,000	15,240
6.500%, 11/15/35	1,235,000	1,174,022
6.950%, 8/15/37	2,900,000	2,852,408
COX Communications, Inc.
7.125%, 10/1/12	115,000	120,032
Historic TW, Inc.
6.625%, 5/15/29	200,000	181,995
News America Holdings, Inc.
7.750%, 1/20/24	145,000	156,673
8.500%, 2/23/25	775,000	875,142
8.450%, 8/1/34	245,000	295,409
News America, Inc.
7.125%, 4/8/28	275,000	279,159
R.H. Donnelley Corp. Series A-3
8.875%, 1/15/16^	6,100,000	3,660,000
TCI Communications, Inc.
7.875%, 2/15/26	820,000	890,154
7.125%, 2/15/28	360,000	363,571
Time Warner Cable, Inc.
6.200%, 7/1/13	2,625,000	2,669,276
6.550%, 5/1/37	2,350,000	2,164,352
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,171
Time Warner, Inc.
6.750%, 4/15/11	135,000	138,008
7.700%, 5/1/32	598,000	612,234
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	69,853

Total Consumer Discretionary		22,285,175

Consumer Staples (0.5%)
Food & Staples Retailing (0.0%)
SUPERVALU, Inc.
7.500%, 11/15/14	700,000	700,875

Food Products (0.2%)
Kraft Foods, Inc.
6.500%, 8/11/17	3,270,000	3,274,163
6.125%, 2/1/18	3,500,000	3,402,283

		6,676,446

Household Products (0.3%)
Kimberly Clark Corp.
2.999%, 7/30/10(l)	10,400,000	10,354,760

Total Consumer Staples		17,732,081

Energy (0.6%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10^	1,100,000	1,139,567
Transocean, Inc.
2.873%, 9/5/08(l)	6,200,000	6,191,847
6.000%, 3/15/18	645,000	645,965
6.800%, 3/15/38	955,000	976,710

		8,954,089

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	3,525,000	3,526,893
6.450%, 9/15/36	1,735,000	1,712,598
ConocoPhillips
7.000%, 3/30/29	30,000	32,518
Devon Financing Corp. ULC
7.875%, 9/30/31	475,000	561,022
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	404,332
Gaz Capital S.A.
8.146%, 4/11/18§	1,800,000	1,860,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
XTO Energy, Inc.
6.250%, 8/1/17		$900,000	$909,249
6.750%, 8/1/37		1,675,000	1,698,473

			10,705,835

Total Energy			19,659,924

Financials (21.9%)
Capital Markets (5.0%)
Bear Stearns Cos., Inc.
2.768%, 8/21/09(l)		2,700,000	2,668,815
2.728%, 2/23/10(l)		7,000,000	6,864,858
3.218%, 7/19/10(l)		1,805,000	1,769,893
3.129%, 1/31/11(l)		1,500,000	1,455,660
6.950%, 8/10/12		4,965,000	5,162,468
6.400%, 10/2/17		7,925,000	7,831,414
7.250%, 2/1/18		2,000,000	2,087,130
Goldman Sachs Capital II
5.793%, 12/29/49(l)		3,650,000	2,538,064
Goldman Sachs Group, Inc.
2.891%, 12/22/08(l)		100,000	97,629
2.841%, 12/23/08(l)		5,100,000	5,082,267
3.101%, 6/28/10(l)		10,000,000	9,722,360
5.250%, 10/15/13^		7,710,000	7,547,011
6.250%, 9/1/17		18,000,000	17,794,134
6.150%, 4/1/18		2,250,000	2,182,858
Lehman Brothers Holdings, Inc.
2.851%, 12/23/08(l)		10,200,000	10,004,731
5.625%, 1/24/13		5,000,000	4,732,525
6.200%, 9/26/14		5,330,000	5,087,314
6.750%, 12/28/17		4,325,000	4,063,013
4.476%, 9/15/22(l)		2,175,000	2,107,364
Merrill Lynch & Co., Inc.
2.960%, 10/23/08(l)		8,500,000	8,449,791
2.831%, 12/22/08(l)		1,700,000	1,688,712
6.400%, 8/28/17		13,000,000	12,046,216
6.875%, 4/25/18		3,700,000	3,521,386
Morgan Stanley
2.521%, 11/21/08(l)		3,300,000	3,285,216
3.148%, 1/22/09(l)		600,000	594,013
5.050%, 1/21/11		2,315,000	2,288,597
6.750%, 4/15/11		800,000	820,636
2.960%, 1/9/12(l)^		8,575,000	7,969,416
5.625%, 1/9/12		1,935,000	1,936,436
5.300%, 3/1/13		300,000	289,067
6.000%, 4/28/15		10,300,000	9,846,996
5.550%, 4/27/17		2,825,000	2,526,672
6.625%, 4/1/18		15,000,000	14,212,875

			168,275,537

Certificates of Deposit (0.7%)
Bank of Ireland
2.753%, 1/15/10(l)		4,000,000	3,939,996
Calyon/New York
2.689%, 1/16/09(l)		6,800,000	6,781,076
Nordea Bank Finland plc/New York
2.436%, 4/9/09(l)		2,300,000	2,298,544
SunTrust Bank
4.415%, 6/15/09		980,000	982,378
Unicredito Italiano/New York NY
3.071%, 5/15/09(l)		8,400,000	8,388,526

			22,390,520

Commercial Banks (6.6%)
Bank of America Corp.
5.650%, 5/1/18		6,000,000	5,601,522
Bank of America N.A.
3.351%, 6/23/10(l)		9,700,000	9,668,892
Series BKN1
3.316%, 5/12/10(l)		5,200,000	5,176,621
Bank of Scotland plc
2.756%, 7/17/09(l)§		4,300,000	4,297,695
Barclays Bank plc
7.434%, 9/29/49(l)§		7,500,000	7,034,828
Charter One Bank N.A.
2.957%, 4/24/09(l)		5,600,000	5,583,822
Commonwealth Bank of Australia
2.488%, 6/8/09(l)§		600,000	599,943
Credit Suisse/New York
5.000%, 5/15/13		16,400,000	15,959,906
DnB NOR Bank ASA
2.780%, 10/13/09(l)§		6,100,000	6,102,141
HBOS plc
6.750%, 5/21/18§^		1,400,000	1,338,915
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49(l)§		550,000	484,901
ICICI Bank Ltd.
3.250%, 1/12/10(l)§		3,400,000	3,296,640
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		5,400,000	5,293,496
Mizuho Financial Group, Inc./Aruba
1.817%, 10/27/49(l)†	JPY	300,000,000	2,836,841
National Australia Bank Ltd.
2.731%, 9/11/09(l)§		$6,200,000	6,194,829
5.350%, 6/12/13§		9,100,000	9,085,622
National Westminster Bank plc
7.375%, 10/1/09		725,000	745,621
Rabobank Capital Funding II
5.260%, 12/29/49(l)§		780,000	714,538
Rabobank Nederland
2.471%, 2/1/10(l)§		14,500,000	14,461,952
Regions Bank
7.500%, 5/15/18§		6,600,000	6,495,390
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		3,900,000	3,565,883
6.990%, 10/29/49(l)§		650,000	585,018
Royal Bank of Scotland plc
2.868%, 7/21/08(l)§		1,200,000	1,199,684
Santander U.S. Debt S.A.U.
2.878%, 10/21/08(l)§		8,900,000	8,886,187
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49(l)§		300,000	269,231
1.544%, 12/31/49(l)	JPY	200,000,000	1,904,476
1.764%, 12/31/49(l)		100,000,000	946,930
SunTrust Banks, Inc.
4.000%, 10/15/08		$895,000	895,082
U.S. Bank N.A./Ohio
4.400%, 8/15/08		2,270,000	2,272,561
UBS AG/Connecticut
5.875%, 12/20/17		19,910,000	19,367,453
5.750%, 4/25/18		8,400,000	8,015,414
UniCredito Luxembourg Finance S.A.
2.970%, 10/24/08(l)§		8,200,000	8,194,309
Wachovia Bank N.A./North Carolina
4.375%, 8/15/08		270,000	269,910
2.841%, 3/23/09(l)		9,000,000	8,961,174
6.000%, 11/15/17		7,525,000	7,026,401
6.600%, 1/15/38		1,750,000	1,524,933
Wachovia Corp.
5.500%, 5/1/13		5,400,000	5,168,345
7.980%, 2/28/49(l)		8,000,000	7,347,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Wells Fargo & Co.
3.552%, 5/1/09		$1,700,000	$1,691,500
4.200%, 1/15/10		1,950,000	1,955,684
4.625%, 8/9/10		2,390,000	2,414,108
4.875%, 1/12/11^		460,000	466,342
4.375%, 1/31/13		15,200,000	14,718,266

			218,620,206

Consumer Finance (1.6%)
American Express Co.
7.000%, 3/19/18		15,700,000	15,892,749
American Honda Finance Corp
3.553%, 6/20/11(l)§		18,000,000	17,975,052
Capital One Financial Corp.
6.750%, 9/15/17		2,300,000	2,278,902
Ford Motor Credit Co. LLC
7.250%, 10/25/11		1,250,000	968,701
HSBC Finance Corp.
2.813%, 12/5/08(l)^		2,500,000	2,489,480
SLM Corp.
4.000%, 1/15/09^		3,250,000	3,209,999
3.060%, 7/27/09(l)		5,900,000	5,531,539
3.080%, 7/26/10(l)		3,000,000	2,662,275
3.220%, 1/27/14(l)		2,950,000	2,480,977

			53,489,674

Diversified Financial Services (4.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		1,880,000	1,872,629
Bank of America Corp.
2.869%, 2/17/09(l)		9,055,000	9,030,551
5.625%, 10/14/16		3,050,000	2,922,385
6.000%, 9/1/17		2,740,000	2,640,023
5.750%, 12/1/17		6,900,000	6,479,900
8.000%, 12/29/49(l)		7,600,000	7,120,212
Bank of America N.A.
6.100%, 6/15/17		1,275,000	1,233,554
Belvoir Land LLC, Series A-1
5.270%, 12/15/47§		825,000	669,554
BTM Curacao Holdings N.V.
1.587%, 12/31/49(l)	JPY	100,000,000	939,785
Caterpillar Financial Services Corp.
2.766%, 8/11/09(l)		$6,100,000	6,076,179
Citigroup Global Markets Holdings, Inc. Series MTNA
2.914%, 3/17/09(l)		19,200,000	19,010,918
Citigroup, Inc.
2.831%, 12/28/09(l)		4,100,000	3,999,201
4.125%, 2/22/10^		3,940,000	3,903,516
4.625%, 8/3/10		485,000	482,989
5.300%, 10/17/12		7,500,000	7,315,845
Credit Suisse/New York
6.000%, 2/15/18		6,390,000	6,153,046
General Electric Capital Corp.
2.907%, 10/24/08(l)		3,000,000	2,996,640
2.876%, 6/15/09(l)		5,100,000	5,100,780
5.000%, 11/15/11		12,270,000	12,505,952
5.625%, 5/1/18		18,000,000	17,406,990
5.500%, 9/15/67(l)§	EUR	10,400,000	14,438,316
6.375%, 11/15/67(l)		$4,725,000	4,468,948
General Electric Co.
2.776%, 5/10/10(l)		3,700,000	3,674,389
Irwin Land LLC Series A-1
5.030%, 12/15/25§		725,000	636,180
Series A-2
5.300%, 12/15/35§		1,195,000	1,030,245
JP Morgan Chase Capital XXV Series Y
6.800%, 10/1/37		5,975,000	5,363,070
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		4,110,000	3,992,631
MassMutual Global Funding II
2.550%, 7/15/08§		850,000	849,893
New York Life Global Funding
3.875%, 1/15/09§		775,000	776,693
Pemex Finance Ltd.
9.030%, 2/15/11		55,000	58,712
Santander Perpetual S.A.U.
6.671%, 10/29/49(l)§		3,500,000	3,381,217
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	325,668
ZFS Finance USA Trust I
6.500%, 5/9/37(l)§		1,945,000	1,697,608

			158,554,219

Insurance (3.1%)
Allstate Corp.
6.125%, 5/15/37(l)		1,480,000	1,342,804
American International Group, Inc.
2.953%, 1/29/10(l)§^		10,400,000	9,998,910
8.175%, 5/15/58(l)§		22,290,000	20,977,320
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12		760,000	770,417
Chubb Corp.
5.750%, 5/15/18		1,000,000	969,213
6.375%, 3/29/67(l)		3,125,000	2,858,578
Hartford Life Global Funding Trusts
2.946%, 9/15/09(l)		3,610,000	3,608,603
Lincoln National Corp.
6.050%, 4/20/67(l)		2,025,000	1,707,415
MetLife, Inc.
6.400%, 12/15/36		4,390,000	3,832,992
Metropolitan Life Global Funding I
2.759%, 5/17/10(l)§		900,000	887,557
3.026%, 3/15/12(l)§		25,100,000	24,665,695
5.125%, 4/10/13§		5,250,000	5,169,612
Monumental Global Funding Ltd.
2.651%, 6/16/10(l)§		7,080,000	6,971,713
New York Life Global Funding
4.650%, 5/9/13§		15,000,000	14,879,070
Progressive Corp.
6.700%, 6/15/37(l)		2,390,000	2,095,729
Travelers Cos., Inc.
6.250%, 3/15/37(l)		3,375,000	2,899,604

			103,635,232

Real Estate Investment Trusts (REITs) (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11		270,000	276,375
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15		2,300,000	2,245,375
6.750%, 4/1/17		760,000	729,600

			3,251,350

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		445,000	451,932

Total Financials			728,668,670

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.6%)
Biotechnology (0.1%)
Amgen, Inc.
2.726%, 11/28/08(l)	$2,355,000	$2,347,801

Health Care Providers & Services (0.0%)
HCA, Inc.
9.250%, 11/15/16	1,000,000	1,030,000

Pharmaceuticals (0.5%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	1,925,000	1,795,734
6.875%, 8/1/97	150,000	147,948
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	3,425,000	3,420,383
5.650%, 5/15/18	11,300,000	11,256,857

		16,620,922

Total Health Care		19,998,723

Industrials (0.1%)
Airlines (0.0%)
Continental Airlines, Inc., Series 99-2
7.056%, 9/15/09	850,000	826,625
United Air Lines, Inc. Series 01-1
6.602%, 9/1/13	131,340	130,027

		956,652

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,088,781

Total Industrials		2,045,433

Information Technology (0.2%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
5.700%, 9/14/17	2,890,000	2,933,104

Software (0.1%)
Oracle Corp.
4.950%, 4/15/13	3,670,000	3,705,467

Total Information Technology	.	6,638,571

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	945,448

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
4.399%, 12/20/12(l)	95,238	89,792
4.446%, 12/20/12(l)	72,738	68,578
4.447%, 12/20/12(l)	809,524	763,230

		921,600

Total Materials		1,867,048

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
AT&T Corp.
7.300%, 11/15/11	38,000	40,473
8.000%, 11/15/31	698,000	801,306
AT&T, Inc.
5.500%, 2/1/18	1,950,000	1,889,566
6.500%, 9/1/37	6,500,000	6,290,824
6.300%, 1/15/38	7,300,000	6,896,711
6.400%, 5/15/38	12,270,000	11,745,850
BellSouth Corp.
2.776%, 8/15/08(l)	3,000,000	2,998,131
Citizens Communications Co.
9.000%, 8/15/31	65,000	58,500
GTE Corp.
6.940%, 4/15/28	225,000	222,750
Qwest Communications International, Inc.
6.176%, 2/15/09(l)	667,000	663,665
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,520,750
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,441,371
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,065,827
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	579,674
Verizon Communications, Inc.
5.350%, 2/15/11	600,000	612,634
7.750%, 6/15/32	425,000	454,875
Verizon Maryland, Inc. Series B
5.125%, 6/15/33^	465,000	359,076
Verizon New England, Inc.
7.875%, 11/15/29	25,000	26,729
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	1,040,000	1,054,490

		38,723,202

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,074,259

Total Telecommunication Services		40,797,461

Utilities (0.9%)
Electric Utilities (0.7%)
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	906,879
EDP Finance B.V.
6.000%, 2/2/18§	3,075,000	3,061,993
Enel Finance International S.A.
6.250%, 9/15/17§	7,200,000	7,285,486
Florida Power & Light Co.
4.950%, 6/1/35	875,000	748,575
5.950%, 2/1/38	2,150,000	2,125,395
Florida Power Corp.
5.900%, 3/1/33	275,000	264,518
6.400%, 6/15/38	1,300,000	1,320,355
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	2,350,000	2,204,629
6.500%, 9/15/37	2,000,000	2,019,944
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,169,290
PSEG Power LLC
6.950%, 6/1/12	400,000	419,620
Scottish Power Ltd.
4.910%, 3/15/10	1,100,000	1,102,410

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Southern California Edison Co. Series 2008 - A
5.950%, 2/1/38		$1,000,000	$988,556

			24,617,650

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^		1,000,000	986,011
Consolidated Natural Gas Co. Series A
5.000%, 3/1/14		250,000	240,120
Dynegy Holdings, Inc.
7.500%, 6/1/15		3,500,000	3,228,750

			4,454,881

Multi-Utilities (0.1%)
Dominion Resources, Inc., Series B
2.858%, 11/14/08(l)		1,500,000	1,479,463
Series D
5.125%, 12/15/09		150,000	151,676

			1,631,139

Total Utilities			30,703,670

Total Corporate Bonds			890,396,756

Government Securities (71.0%)
Agency ABS (0.3%)
Small Business Administration Series 2003 - 10A
4.628%, 3/10/13		$592,358	583,977
Small Business Administration Participation Certificates Series 2004 - 20A
4.930%, 1/1/24		625,460	618,857
Series 2004 - 20C
4.340%, 3/1/24		4,314,475	4,111,714
Series 2005 - 20B
4.625%, 2/1/25		379,053	363,771
Series 2008 - 20A
5.170%, 1/1/28		1,000,000	980,450
Series 2008 - 20C
5.490%, 3/1/28		3,700,000	3,723,106

			10,381,875

Agency CMO (2.3%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		1,622,938	1,627,981
4.500%, 2/15/15		2,398,805	2,417,576
4.500%, 1/15/16		2,756,424	2,769,529
5.000%, 11/15/17		2,660,000	2,668,549
4.500%, 10/15/23		2,878,073	2,885,797
5.500%, 2/15/26		4,047,155	4,120,871
5.500%, 4/15/26		4,454,592	4,525,085
5.500%, 5/15/29		16,902,313	17,162,010
2.821%, 12/15/29(l)		21,911	21,721
5.500%, 1/15/31		2,394,623	2,447,396
4.079%, 10/15/33 IO(l)		73,350,493	6,757,869
5.500%, 8/1/35 IO		5,982,392	1,520,076
5.500%, 2/1/36 IO		9,012,787	2,362,253
6.500%, 7/25/43		688,785	709,018
Federal National Mortgage Association
4.500%, 2/25/17		1,726,581	1,729,159
4.500%, 3/25/17		1,362,260	1,364,118
5.500%, 9/25/24		4,762,081	4,807,744
5.500%, 10/25/24		5,558,603	5,615,156
5.500%, 5/25/27		3,512,930	3,568,953
6.000%, 8/25/28		1,299,437	1,320,381
8.834%, 6/25/32(l)		180,804	191,730
5.310%, 8/25/33		2,900,000	2,958,994
6.500%, 7/25/34		1,588,503	1,650,135
5.000%, 7/1/36 IO STRIPS		13,284,624	3,211,514
Government National Mortgage Association
6.500%, 6/20/32		194,094	201,834

			78,615,449

Foreign Governments (1.3%)
Emirate of Abu Dhabi
5.500%, 8/2/12§		10,400,000	10,633,064
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	3,708,229
Federative Republic of Brazil
12.500%, 1/5/22	BRL	1,900,000	1,175,129
10.250%, 1/10/28		29,300,000	15,440,484
Israel Government AID Bond
5.500%, 4/26/24		$1,950,000	2,093,625
5.500%, 9/18/33		1,945,000	2,101,479
Republic of Chile
5.500%, 1/15/13		1,000,000	1,035,100
Republic of Croatia,
4.000%, 7/30/10(l)		514,773	510,387
Republic of Panama
9.375%, 4/1/29		298,000	391,602
Republic of South Africa
7.375%, 4/25/12		60,000	63,636
6.500%, 6/2/14		1,480,000	1,522,550
Russian Federation
7.500%, 3/31/30(m)(e)		1,723,750	1,933,858
United Mexican States
6.750%, 9/27/34		1,775,000	1,883,275

			42,492,418

Municipal Bonds (0.9%)
Buckeye Tobacco Settlement Financing Authority
6.000%, 6/1/42		4,100,000	3,553,306
California Educational Facilities Authority
4.750%, 10/1/37		900,000	866,889
California State University
5.000%, 11/1/30		300,000	301,185
Chabot-Las Positas, California Community College District
0.000%, 8/1/22		6,230,000	3,007,782
City of Chicago, Illinois
10.580%, 1/1/14(l)§		200,000	164,072
Golden State Tobacco Securitization Corp.
5.750%, 6/1/47		300,000	255,567
Los Angeles, California Community College District
5.000%, 8/1/27		1,100,000	1,124,937
5.000%, 8/1/31		200,000	203,180
5.000%, 8/1/32		1,000,000	1,008,680
Los Angeles, California Unified School District
4.500%, 7/1/22		1,500,000	1,484,640
4.500%, 7/1/24		1,300,000	1,265,290
4.500%, 7/1/25		1,700,000	1,641,197
4.500%, 1/1/28		1,500,000	1,403,400
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	163,371
New York City Municipal Water Finance Authority
8.390%, 6/15/34(l)§		100,000	103,242
5.000%, 6/15/37		1,900,000	1,917,689
Puerto Rico Sales Tax Financing Corp.
0.000%, 8/1/54		1,100,000	75,141

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
San Bernardino, California Community College District
5.000%, 8/1/31	$1,500,000	$1,512,840
State of California
4.500%, 8/1/28	2,200,000	2,044,262
5.000%, 11/1/37	600,000	588,192
5.000%, 12/1/37	1,200,000	1,176,396
State of Texas
4.750%, 4/1/37	6,500,000	6,186,570
Tobacco Settlement Financing Corp./New Jersey
5.000%, 6/1/29	1,010,000	834,553
5.000%, 6/1/41	400,000	301,984

		31,184,365

U.S. Government Agencies (63.2%)
Federal Home Loan Bank
4.000%, 4/20/09(e)	1,800,000	1,816,351
4.500%, 6/12/13	3,700,000	3,704,951
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	899,740	899,047
6.000%, 1/1/14	22,983	23,617
5.500%, 2/1/14	243,694	247,556
6.000%, 7/1/14	13,447	13,820
6.000%, 2/1/17	482,558	494,572
6.000%, 3/1/17	11,542	11,827
6.500%, 3/1/17	82,453	85,915
6.000%, 4/1/17	430,905	442,182
6.000%, 5/1/17	3,884	3,980
6.000%, 7/1/17	46,976	48,135
6.000%, 8/1/17	93,354	95,826
5.500%, 11/1/17	94,781	96,056
4.000%, 5/1/19	30,886	29,249
4.000%, 9/1/20	75,841	71,394
5.000%, 10/1/20	5,101,531	5,064,120
5.500%, 3/1/23	60,497	60,433
6.500%, 4/1/31	733	762
5.500%, 11/1/31	1,500,332	1,487,907
7.030%, 11/1/31(l)	22,070	22,226
5.500%, 11/1/32	788,330	781,802
5.500%, 1/1/33	106,575	105,659
5.500%, 2/1/33	586,798	581,755
5.500%, 3/1/33	44,925	44,511
5.500%, 4/1/33	61,175	60,611
5.500%, 5/1/33	21,086	20,892
5.500%, 10/1/33	61,154	60,590
5.000%, 4/1/34	3,471,886	3,343,928
4.775%, 1/1/35(l)	4,461,729	4,460,343
5.500%, 10/1/35	735,129	726,284
5.321%, 4/1/36(l)	4,347,159	4,418,851
5.541%, 4/1/36(l)	6,763,330	6,832,890
5.000%, 5/1/36	599,863	576,068
5.500%, 12/1/36	264,661	261,146
5.676%, 1/1/37(l)	5,888,913	5,998,011
6.000%, 7/1/37	289,725	292,978
5.500%, 8/1/37	569,743	561,820
6.000%, 10/1/37	29,159,483	29,486,957
5.500%, 1/1/38	1,170,481	1,154,204
4.500%, 7/15/23 TBA	100,000	96,594
6.000%, 7/15/23 TBA	2,800,000	2,865,626
5.500%, 7/15/38 TBA	104,000,000	102,440,000
6.000%, 7/15/38 TBA	123,000,000	124,230,000
Federal National Mortgage Association
4.625%, 5/1/13^	5,650,000	5,544,927
5.125%, 1/2/14^	2,575,000	2,569,361
4.000%, 5/1/14	5,215,312	5,114,996
7.000%, 4/1/15	55,841	58,590
6.000%, 2/1/16	1,703,079	1,749,011
6.000%, 3/1/16	282,412	290,031
7.000%, 4/1/16	69,642	73,035
5.500%, 2/1/17	409,016	415,531
5.500%, 6/1/17	127,559	129,591
5.500%, 8/1/17	105,288	106,965
5.500%, 10/1/17	110,349	112,106
5.500%, 12/1/17	5,933	6,028
5.000%, 1/1/18	2	2
5.500%, 1/1/18	378,105	384,127
5.000%, 3/1/18	3,452,747	3,448,395
5.500%, 4/1/18	655,788	665,413
5.000%, 10/1/18	15,535	15,515
5.500%, 10/1/18	12,452	12,635
5.500%, 11/1/18	4,225,902	4,293,209
5.000%, 1/1/19	497,589	496,961
5.500%, 3/1/19	415,592	422,002
5.500%, 5/1/19	1,067,270	1,084,268
5.500%, 7/1/19	118,869	120,554
5.500%, 8/1/19	647,696	656,798
5.500%, 9/1/19	364,924	370,052
5.500%, 11/1/19	355,916	360,917
4.500%, 12/1/19	21,320,506	20,850,123
5.000%, 12/1/19	6,985,900	6,959,695
5.500%, 6/1/20	3,585,866	3,641,208
5.500%, 10/1/20	649,607	657,112
5.500%, 1/1/21	723,340	729,435
5.500%, 2/1/21	270,133	272,410
6.238%, 1/1/28(l)	178,717	180,225
6.500%, 2/1/31	1,180	1,226
6.500%, 8/1/31	555	577
7.000%, 8/1/31	37,880	40,027
7.000%, 3/1/32	25,488	26,940
7.000%, 4/1/32	135,358	143,039
7.000%, 5/1/32	8,035	8,493
6.500%, 6/1/32	129,179	134,101
6.500%, 8/1/32	201,582	209,389
6.500%, 9/1/32	1,768,619	1,836,013
7.000%, 10/1/32	42,541	44,956
5.500%, 11/1/32	481,140	477,372
5.500%, 12/1/32	90,864	90,152
5.500%, 1/1/33	860,210	853,472
5.500%, 2/1/33	1,897,561	1,882,483
5.220%, 3/1/33(l)	197,859	198,386
5.500%, 3/1/33	4,062,815	4,010,336
5.500%, 4/1/33	2,328,054	2,308,365
5.500%, 6/1/33	26,475,449	26,252,823
5.500%, 7/1/33	99,163	98,324
5.000%, 8/1/33	6,027,851	5,815,110
5.500%, 8/1/33	116,162	115,179
5.500%, 10/1/33	885,528	878,038
6.500%, 10/1/33	6,989	7,247
5.500%, 11/1/33	860,796	853,516
5.500%, 12/1/33	349,824	346,866
5.500%, 2/1/34	9,511,779	9,429,012
6.000%, 2/1/34	3,603,535	3,656,391
5.500%, 3/1/34	6,112,008	6,048,857
5.500%, 4/1/34	12,103,629	12,001,385
5.500%, 5/1/34	12,869,942	12,744,831
5.500%, 6/1/34	14,191,169	14,045,097
5.500%, 7/1/34	13,020,348	12,888,324
5.500%, 8/1/34	650,573	644,531
6.000%, 8/1/34	2,215,223	2,247,716
5.500%, 9/1/34	16,185,552	16,018,322
6.500%, 9/1/34	365,166	377,369

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 11/1/34	$36,729,637	$36,350,144
5.500%, 12/1/34	351,147	347,519
5.500%, 1/1/35	49,125,147	48,617,585
5.500%, 2/1/35	79,918,555	79,259,666
5.500%, 3/1/35	9,411,488	9,306,677
6.000%, 3/1/35	16,290	16,473
6.000%, 4/1/35	12,068,948	12,257,290
5.500%, 5/1/35	436,969	433,273
6.000%, 5/1/35	701,343	709,220
6.000%, 7/1/35	440,671	445,620
5.500%, 8/1/35	13,391,147	13,247,685
6.000%, 8/1/35	1,366,081	1,381,423
6.000%, 9/1/35	1,477,613	1,494,208
5.000%, 10/1/35	519,156	499,373
5.500%, 10/1/35	15,108,205	14,937,943
6.000%, 10/1/35	2,819,453	2,851,116
5.000%, 11/1/35	9,490,452	9,128,814
5.500%, 11/1/35	2,036,269	2,013,322
6.000%, 11/1/35	2,380,571	2,407,306
5.500%, 12/1/35	7,761,709	7,681,515
6.000%, 12/1/35	29,813	30,148
6.500%, 12/1/35	933,405	963,139
5.234%, 1/1/36(l)	3,179,293	3,187,563
6.000%, 1/1/36	838,705	848,124
6.000%, 2/1/36	817,390	826,570
6.000%, 3/1/36	559,941	566,209
6.000%, 4/1/36	82,640	83,491
6.000%, 5/1/36	2,518,384	2,544,305
5.500%, 6/1/36	850,588	839,939
6.000%, 6/1/36	4,929,050	4,979,785
6.500%, 6/1/36	26,791	27,619
5.000%, 7/1/36	63,460,765	60,963,237
5.500%, 7/1/36	415,876	410,670
6.000%, 7/1/36	4,930,453	4,981,202
6.500%, 7/1/36	47,619	49,091
6.000%, 8/1/36	11,582,938	11,702,162
6.500%, 8/1/36	1,260,682	1,299,659
6.000%, 9/1/36	16,416,804	16,585,781
6.500%, 9/1/36	7,738,167	7,977,415
6.000%, 10/1/36	13,106,348	13,241,252
6.500%, 10/1/36	959,205	988,861
5.500%, 11/1/36	451,129	445,481
6.000%, 11/1/36	3,665,163	3,702,888
6.500%, 11/1/36	30,509,623	31,452,918
5.500%, 12/1/36	4,566,184	4,509,017
6.000%, 12/1/36	7,847,025	7,927,794
5.500%, 1/1/37	12,156,738	12,004,300
6.000%, 1/1/37	2,661,936	2,689,335
7.000%, 1/1/37	69,939	73,387
5.000%, 2/1/37	983,817	943,967
5.500%, 2/1/37	2,836,352	2,799,412
6.000%, 2/1/37	3,471,526	3,506,850
6.500%, 2/1/37	474,225	488,786
5.500%, 3/1/37	77,841,033	76,825,635
6.500%, 3/1/37	1,972,837	2,033,618
5.500%, 4/1/37	18,934,843	18,687,846
6.000%, 4/1/37	12,838,037	12,967,451
6.500%, 4/1/37	2,169,469	2,236,085
5.500%, 5/1/37	15,843,613	15,639,797
6.500%, 5/1/37	445,970	459,663
5.500%, 6/1/37	24,197,750	23,882,101
6.000%, 6/1/37	1,312,921	1,326,155
5.500%, 7/1/37	31,343,868	30,935,002
6.000%, 7/1/37	25,935,016	26,196,453
6.500%, 7/1/37	14,633,076	15,082,391
5.500%, 8/1/37	173,270	171,010
6.000%, 8/1/37	2,804,802	2,833,076
6.500%, 8/1/37	3,367,959	3,471,373
5.500%, 9/1/37	16,223,345	16,011,719
6.000%, 9/1/37	5,534,786	5,575,977
6.500%, 9/1/37	11,876,131	12,240,793
6.000%, 10/1/37	2,545,891	2,551,442
6.500%, 10/1/37	47,116,099	48,571,379
5.500%, 11/1/37	529,812	522,900
6.000%, 11/1/37	5,626,503	5,683,221
6.500%, 11/1/37	7,583,667	7,816,529
6.000%, 12/1/37	3,292,501	3,325,691
6.500%, 12/1/37	3,229,088	3,328,362
5.500%, 1/1/38	396,728	391,553
6.500%, 1/1/38	318,265	328,005
6.000%, 2/1/38	45,487,176	45,944,939
6.500%, 2/1/38	5,694,688	5,869,239
6.000%, 3/1/38	36,236,320	36,597,976
6.500%, 3/1/38	3,553,960	3,662,731
5.500%, 4/1/38	57,800,001	57,040,247
6.500%, 4/1/38	471,988	486,433
6.000%, 5/1/38	58,622,384	59,207,436
5.500%, 6/1/38	64,705,477	63,734,895
5.500%, 7/1/38	42,200,000	41,645,301
6.470%, 12/1/40(l)	124,983	125,988
4.500%, 7/25/23 TBA	38,200,000	36,910,750
5.000%, 7/25/23 TBA	18,600,000	18,390,750
5.000%, 8/25/23 TBA	1,600,000	1,578,499
5.000%, 7/25/38 TBA	77,200,000	73,991,414
6.000%, 7/25/38 TBA	208,900,000	210,727,875
6.500%, 7/25/38 TBA	24,800,000	25,528,500
Government National Mortgage Association
5.625%, 7/20/27(l)	9,277	9,370
6.000%, 9/15/28	11,440	11,689
6.000%, 11/15/28	20,196	20,633
6.000%, 1/15/29	57,594	58,768
6.000%, 2/15/29	19,032	19,420
6.500%, 5/15/29	37,718	39,186
6.000%, 6/15/29	28,665	29,250
7.000%, 9/15/31	43,152	45,977
7.000%, 10/15/31	7,997	8,512
6.000%, 11/15/31	12,602	12,855
6.000%, 12/15/31	79,262	80,854
7.000%, 2/15/32	44,251	47,100
7.000%, 4/15/32	24,006	25,551
7.000%, 5/15/32	23,591	25,124
6.000%, 7/15/32	50,829	51,818
6.000%, 1/15/33	50,572	51,540
6.000%, 2/15/33	84,838	86,462
7.000%, 2/15/33	35,683	37,973
5.500%, 4/15/33	127,579	127,466
6.500%, 8/15/34	8,099,161	8,391,266
6.000%, 9/15/34	1,691,960	1,722,759
6.000%, 12/15/34	157,560	160,428
6.000%, 1/15/35	575,143	584,983
6.000%, 2/15/35	280,908	285,714
6.000%, 3/15/35	1,145,314	1,164,909
6.000%, 5/15/35	81,095	82,483
6.000%, 7/15/35	702,115	716,049
6.000%, 9/15/35	84,292	85,735
6.000%, 10/15/35	241,699	245,834
6.000%, 12/15/35	462,495	470,408
6.000%, 1/15/36	158,620	161,308
6.000%, 2/15/36	235,413	239,400
6.000%, 3/15/36	208,909	212,448

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 4/15/36	$229,416	$233,303
6.000%, 5/15/36	1,363,485	1,386,584
6.000%, 6/15/36	1,815,998	1,846,762
6.000%, 7/15/36	3,604,210	3,665,268
6.000%, 8/15/36	3,597,535	3,658,472
6.000%, 9/15/36	2,653,496	2,698,449
6.000%, 10/15/36	4,406,950	4,481,607
6.000%, 7/20/37	379,744	385,504
5.000%, 7/15/38 TBA	2,200,000	2,131,250
5.500%, 7/15/38 TBA	26,600,000	26,444,500
6.000%, 7/15/38 TBA	43,100,000	43,734,829
6.500%, 7/15/38 TBA	12,400,000	12,797,497
5.000%, 8/15/38 TBA	3,600,000	3,478,500
6.000%, 8/15/38 TBA	5,100,000	5,157,375
Resolution Funding Corp. (Zero Coupon), 7/15/18 STRIPS	75,000	47,789
(Zero Coupon),
10/15/18 STRIPS	75,000	47,022
Small Business Administration
4.504%, 2/1/14	577,768	555,057
Small Business Administration Participation Certificates
4.524%, 2/10/13	474,114	466,322
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,703,085

		2,100,444,115

U.S. Treasuries (3.0%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS	2,818,406	2,955,804
2.000%, 1/15/26 TIPS	3,677,032	3,645,718
U.S. Treasury Notes
2.000%, 2/28/10	52,300,000	51,919,988
2.875%, 6/30/10	12,900,000	12,963,494
2.750%, 2/28/13	11,850,000	11,568,562
2.500%, 3/31/13	16,120,000	15,552,028

		98,605,594

Total Government Securities		2,361,723,816

Total Long Term Debt Securities (117.3%) (Cost $3,945,878,769)		3,899,165,193

	Number of Shares
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wachovia Corp.
7.500%
(Cost $5,000,000)	5,000	4,406,900

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.3%)
PALISADES
2.99%, 8/19/08 (p)(n)	$15,800,000	15,734,599
3.13%, 10/23/08 (p)(n)	900,000	891,081
Societe General North America, Inc.
2.73%, 9/10/08 (p)	15,100,000	15,017,856
UBS Finance Delaware LLC
2.68%, 9/2/08 (p)	12,500,000	12,440,625

Total Commercial Paper		44,084,161

Government Security (0.5%)
Federal Home Loan Bank
2.00%, 7/1/08 (p)(o)^	15,900,000	15,899,116

Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	430,000	430,000
Bank of Ireland
2.83%, 12/19/08 (l)	719,950	719,950
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	320,000	320,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	430,000	430,000
Comerica Bank
2.50%, 3/16/09 (l)	139,994	139,994
Credit Industriel et Commercial/New York
2.94%, 8/7/08	720,000	720,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	370,000	370,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	23,472,225	23,472,225
Fifth Third Bancorp
2.49%, 8/22/08 (l)	40,000	40,000
First Tennessee Bank
2.50%, 8/15/08 (l)	1,290,000	1,290,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	60,000	60,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	290,000	290,000
2.16%, 3/27/09 (l)	400,000	400,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	110,000	110,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	569,843	569,843
2.12%, 6/18/09 (l)	719,785	719,785
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	860,000	860,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	720,000	720,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	359,997	359,997
Links Finance LLC
2.12%, 6/25/09 (l)	209,948	209,948
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	360,000	360,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	670,000	670,000
Morgan Stanley
3.22%, 2/9/09 (l)	1,116,827	1,116,827
2.65%, 5/7/09 (l)	720,000	720,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	429,914	429,914
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	720,362	720,362
Standard Chartered Bank/New York
2.79%, 8/7/08	1,070,000	1,070,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	140,000	140,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		37,458,845

Time Deposit (1.0%)
JPMorgan Chase Nassau
1.49%, 7/1/08	32,106,501	32,106,501

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Short-Term Investments (3.9%) (Cost/Amortized Cost $129,539,347)		$129,548,623

Total Investments Before Options Written and Securities Sold Short (121.3%) (Cost/Amortized Cost $4,080,418,116)		4,033,120,716

	Number of Contracts
OPTIONS WRITTEN:
Call Option Written (0.0%)
U.S. 10 Year Treasury Notes Futures August 2008 @ $117.00*	(174)	(59,812)

		(59,812)

Put Options Written (-0.1%)
EURODollar 1 Year Mid-CRV September 2008 @ $96.50*	(782)	(1,006,825)
U.S. 10 Year Treasury Note Futures August 2008 @ $113.00*	(174)	(154,969)

		(1,161,794)

Total Options Written (-0.1%) (Premiums Received $960,314)		(1,221,606)

Total Investments Before Securities Sold Short (121.2%) (Cost/Amortized Cost $4,079,457,802)		4,031,899,110

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-12.2%)
Federal Home Loan Mortgage Corp.
5.000%, 7/15/38 TBA	$(4,000,000)	$(3,832,500)
5.500%, 7/15/38 TBA	(2,400,000)	(2,364,000)
6.000%, 7/15/38 TBA	(29,100,000)	(29,391,000)
Federal National Mortgage Association
5.000%, 8/25/23 TBA	(17,100,000)	(16,870,210)
5.500%, 8/25/23 TBA	(14,200,000)	(14,257,680)
5.500%, 7/25/38 TBA	(331,400,000)	(326,636,125)
6.500%, 7/25/38 TBA	(1,800,000)	(1,852,875)
Government National Mortgage Association
5.500%, 8/15/38 TBA	(5,700,000)	(5,653,688)
Government National Mortgage Association II
5.500%, 8/15/38 TBA	(5,700,000)	(5,640,774)

Total Securities Sold Short (-12.2%) (Proceeds Received $406,168,906)		(406,498,852)

Total Investments after Options Written and Securities Sold Short (109.0%) (Cost/Amortized Cost $3,673,288,896)		3,625,400,258
Other Assets Less Liabilities (-9.0%)		(300,784,981)

Net Assets (100%)		$3,324,615,277

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,163,433 or 0.2% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $250,681,265 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:
ABS	—	Asset-Backed Security
BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
IO	—	Interest Only
JPY	—	Japanese Yen
STRIPS	—	Separately Traded Receipt of Interest and Principal Security
TBA	—	Security is subject to delayed delivery.
TIPS	—	Treasury Inflation Protected Security

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2008	Unrealized Appreciation/ (Depreciation)
Purchases
EURODollar	237	December-08	$57,265,848	$57,365,850	$100,002
EURODollar	2,704	March-09	653,215,789	653,556,800	341,011
EURODollar	2,130	June-09	511,776,067	513,702,750	1,926,683
EURODollar	3,781	September-09	905,885,688	909,472,288	3,586,600
EURODollar	1,992	December-09	475,980,037	477,756,300	1,776,263
U.S. 5 Year Treasury Notes	305	September-08	33,692,042	33,719,180	27,138
U.S. Long Bonds	418	September-08	47,503,578	48,318,188	814,610

					$8,572,307

Sales
EURODollar	283	June-10	$68,229,103	$67,619,313	$609,790
U.S. 10 Year Treasury Notes	523	September-08	59,048,930	59,581,141	(532,211)
U.S. 2 Year Treasury Notes	516	September-08	108,214,334	108,980,813	(766,479)
U.S. Long Bonds	1,967	September-08	224,509,687	227,372,906	(2,863,219)

					$(3,552,119)

					$5,020,188

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Sell Value	U.S. $ Current Buy Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	3,852	2,349	$2,348,963	$2,403,031	$54,068
Japanese Yen vs. U.S. Dollar, expiring 7/28/08	148,000	1,376	1,376,450	1,395,934	19,484

					$73,552

Foreign Currency Sell Contracts
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	900	1,584	$988,366	$900,000	$(88,366)
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	200	353	220,011	200,000	(20,011)
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	400	700	436,779	400,000	(36,779)
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	400	693	432,163	400,000	(32,163)
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	300	522	325,713	300,000	(25,713)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	2,263	3,852	2,311,714	2,263,396	(48,318)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	200	367	219,992	200,000	(19,992)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	7,320	13,590	8,155,178	7,320,226	(834,952)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	1,400	2,554	1,532,381	1,400,000	(132,381)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	1,200	2,187	1,312,390	1,200,001	(112,389)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	800	1,460	875,887	800,001	(75,886)
Japanese Yen vs. U.S. Dollar, expiring 7/28/08	6,240	670,961	6,328,495	6,240,221	(88,274)

					$(1,515,224)

					$(1,441,672)

Options Written:

Options written through the period ended June 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2008	141	$80,552
Options Written	5,876	4,186,042
Options Terminated in Closing Purchase Transactions	(453)	(245,799)
Options Expired	(4,434)	(3,060,481)
Options Exercised	—	—

Options Outstanding - June 30, 2008	1,130	$960,314

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$4,406,900	$4,023,550,383	$5,163,433	$4,033,120,716
Other Investments*	9,182,097	73,552	—	9,255,649

Total	$13,588,997	$4,023,623,935	$5,163,433	$4,042,376,365

Liabilities:
Investments in Securities	$—	$406,498,852	$—	$406,498,852
Other Investments*	5,383,515	1,515,224	—	6,898,739

Total	$5,383,515	$408,014,076	$—	$413,397,591

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$18,933,120	$—
Total gains or losses (realized/unrealized) included in earnings	(520,261)	—
Purchases, sales, issuances, and settlements (net)	141,496	—
Transfers in and/or out of Level 3	(13,390,922)	—

Balance as of 6/30/08	$5,163,433	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets a liabilities still held at period ending 6/30/08	$(868,592)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,629,644,457
Long-term U.S. Treasury securities	2,464,819,045

$10,094,463,502

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,609,799,805
Long-term U.S. Treasury securities	2,367,154,496

$9,976,954,301

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,965,654
Aggregate gross unrealized depreciation	(67,390,753)

Net unrealized depreciation	$(47,425,099)

Federal income tax cost of investments	$4,080,545,815

At June 30, 2008, the Portfolio had loaned securities with a total value of $37,936,708. This was secured by collateral of $37,458,845 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,008,738 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (2.6%)
Food & Staples Retailing (2.5%)
CVS Caremark Corp.	129,415	$5,120,951
Drogasil S.A	95,486	884,516
Longs Drug Stores Corp.^	30,500	1,284,355
Rite Aid Corp.*^	336,624	535,232
Walgreen Co.	65,100	2,116,401

		9,941,455

Personal Products (0.1%)
Herbalife Ltd.^	15,164	587,605

Total Consumer Staples		10,529,060

Financials (0.4%)
Insurance (0.4%)
Amil Participacoes S.A.	165,800	1,494,486

Total Financials		1,494,486

Health Care (93.3%)
Biotechnology (20.8%)
3SBio, Inc. (ADR)*	43,203	391,419
ACADIA Pharmaceuticals, Inc.*^	42,883	158,238
Alexion Pharmaceuticals, Inc.*^	19,150	1,388,375
Altus Pharmaceuticals, Inc.*^	27,448	122,144
Amgen, Inc.*	98,461	4,643,421
Amylin Pharmaceuticals, Inc.*^	86,268	2,190,345
Applera Corp.- Celera Group*^	162,980	1,851,453
Array BioPharma, Inc.*^	50,715	238,360
Avigen, Inc.*	85,288	246,482
BioMarin Pharmaceutical, Inc.*^	73,529	2,130,870
Celgene Corp.*	175,611	11,216,275
Cephalon, Inc.*^	38,600	2,574,234
Cougar Biotechnology, Inc.(b)*†^	26,100	559,767
Cytokinetics, Inc.*^	175,800	652,218
Genentech, Inc.*	112,955	8,573,285
Gentium S.p.A. (ADR)*^	27,800	94,798
Genzyme Corp.*	112,830	8,126,017
Gilead Sciences, Inc.*	270,545	14,325,358
Human Genome Sciences, Inc.*^	307,026	1,599,605
ImClone Systems, Inc.*^	93,002	3,762,861
Incyte Corp.*^	107,409	817,382
Keryx Biopharmaceuticals, Inc.*^	333,906	163,614
Medarex, Inc.*^	90,185	596,123
Onyx Pharmaceuticals, Inc.*	52,291	1,861,560
OSI Pharmaceuticals, Inc.*^	45,373	1,874,812
Progenics Pharmaceuticals, Inc.*^	153,700	2,439,219
Regeneron Pharmaceuticals, Inc.*^	76,040	1,098,018
Rigel Pharmaceuticals, Inc.*^	29,255	662,918
Savient Pharmaceuticals, Inc.*^	33,980	859,694
Seattle Genetics, Inc.*^	104,757	886,244
Third Wave Technologies, Inc.*^	63,545	709,162
United Therapeutics Corp.*^	39,644	3,875,201
Vertex Pharmaceuticals, Inc.*	69,539	2,327,470
ZymoGenetics, Inc.*^	27,976	235,558

		83,252,500

Health Care Distributors (2.4%)
Animal Health International, Inc.*^	80,477	501,372
Cardinal Health, Inc.	23,575	1,215,999
Celesio AG	22,892	828,252
McKesson Corp.	114,840	6,420,704
Profarma Distribuidora de Productos Farmaceuticos S.A.	37,500	584,804

		9,551,131

Health Care Equipment (17.6%)
American Medical Systems Holdings, Inc.*^	103,424	1,546,189
Baxter International, Inc.	78,860	5,042,308
Beckman Coulter, Inc.	39,800	2,687,694
Becton, Dickinson & Co.	22,800	1,853,640
Boston Scientific Corp.*	84,165	1,034,388
Covidien Ltd.	112,908	5,407,164
DexCom, Inc.*^	86,461	522,224
DiaSorin S.p.A.*	49,367	1,049,299
EnteroMedics, Inc.*	136,593	614,669
Hologic, Inc.*^	114,680	2,500,024
Hospira, Inc.*	71,272	2,858,720
Insulet Corp.*^	37,491	589,733
Intuitive Surgical, Inc.*^	4,055	1,092,417
Medtronic, Inc.	385,496	19,949,418
Mindray Medical International Ltd. (ADR)^	18,655	696,205
Nobel Biocare Holding AG (Registered)	18,546	605,643
ResMed, Inc.*	26,217	936,996
Smith & Nephew plc (ADR)^	13,641	746,845
Smith & Nephew plc	138,912	1,532,873
St. Jude Medical, Inc.*	108,140	4,420,763
Stryker Corp.	22,900	1,439,952
Symmetry Medical, Inc.*^	84,000	1,362,480
Synthes, Inc.	12,154	1,675,183
Varian Medical Systems, Inc.*	14,640	759,084
Volcano Corp.*^	212,027	2,586,729
Wright Medical Group, Inc.*^	79,443	2,256,976
Zimmer Holdings, Inc.*	67,817	4,614,947

		70,382,563

Health Care Facilities (2.6%)
Assisted Living Concepts, Inc., Class A*^	109,166	600,413
Health Management Associates, Inc., Class A*^	167,900	1,093,029
LifePoint Hospitals, Inc.*^	31,330	886,639
Rhoen-Klinikum AG	85,525	2,715,988
Tenet Healthcare Corp.*	148,091	823,386
Universal Health Services, Inc., Class B	68,980	4,360,916

		10,480,371

Health Care Services (4.3%)
DaVita, Inc.*	28,537	1,516,171
Express Scripts, Inc.*	40,397	2,533,700
Fresenius Medical Care AG & Co. KGaA (ADR)	33,900	1,860,771
HMS Holdings Corp.*^	23,938	513,949
Laboratory Corp. of America Holdings*^	14,345	998,842
Medco Health Solutions, Inc.*	166,770	7,871,544
Pediatrix Medical Group, Inc.*	12,743	627,338
Quest Diagnostics, Inc.	30,528	1,479,692

		17,402,007

Health Care Supplies (0.4%)
Align Technology, Inc.*^	59,483	623,977

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Dentsply International, Inc.	28,630	$1,053,584
Xtent, Inc.*^	54,695	137,284

		1,814,845

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	63,159	783,803
Eclipsys Corp.*^	34,600	635,256

		1,419,059

Life Sciences Tools & Services (7.2%)
Affymetrix, Inc.*^	43,464	447,245
AMAG Pharmaceuticals, Inc.*^	19,188	654,311
Applera Corp.- Applied Biosystems Group	34,107	1,141,902
Charles River Laboratories International, Inc.*^	52,078	3,328,826
Covance, Inc.*	12,305	1,058,476
Exelixis, Inc.*^	96,000	480,000
Illumina, Inc.*^	18,448	1,607,005
Invitrogen Corp.*	25,805	1,013,104
MDS, Inc.*	54,258	881,686
Pharmaceutical Product Development, Inc.	57,999	2,488,157
PharmaNet Development Group, Inc.*^	43,090	679,529
Qiagen N.V.*^	127,461	2,565,790
Sequenom, Inc.*	28,496	454,796
Thermo Fisher Scientific, Inc.*	138,705	7,730,030
Varian, Inc.*^	21,900	1,118,214
Waters Corp.*	49,740	3,208,230

		28,857,301

Managed Health Care (5.0%)
Aetna, Inc.	72,062	2,920,673
CIGNA Corp.	60,228	2,131,469
Coventry Health Care, Inc.*	168,690	5,131,550
Health Net, Inc.*	59,126	1,422,572
UnitedHealth Group, Inc.	290,672	7,630,140
WellPoint, Inc.*	18,628	887,810

		20,124,214

Pharmaceuticals (32.6%)
Abbott Laboratories	325,445	17,238,822
Allergan, Inc.	61,544	3,203,365
ARYx Therapeutics, Inc.*	55,209	435,047
Astellas Pharma, Inc.	81,500	3,453,878
AstraZeneca plc (ADR)	60,900	2,590,077
Barr Pharmaceuticals, Inc.*	40,400	1,821,232
Biodel, Inc.*^	17,626	229,138
BioMimetic Therapeutics, Inc.*^	64,124	764,358
Bristol-Myers Squibb Co.	72,800	1,494,584
Cadence Pharmaceuticals, Inc.*^	96,765	589,299
Daiichi Sankyo Co., Ltd	137,600	3,790,366
EastPharma Ltd. (GDR)*§†	74,814	483,298
Eisai Co., Ltd.	95,800	3,383,246
Elan Corp. plc (ADR)*^	155,000	5,510,250
Eli Lilly & Co.	41,400	1,911,024
Forest Laboratories, Inc.*	112,675	3,914,330
H. Lunbeck A/S	29,700	677,195
Hikma Pharmaceuticals plc.	78,567	788,728
Inspire Pharmaceuticals, Inc.*^	49,857	213,388
Ipsen	40,450	2,069,811
Johnson & Johnson	87,150	5,607,231
Laboratorios Almirall S.A.	99,875	2,168,453
MAP Pharmaceuticals, Inc.*^	27,946	288,682
Medicines Co.*^	104,480	2,070,794
Medicis Pharmaceutical Corp., Class A^	30,219	627,951
Merck & Co., Inc.	192,131	7,241,417
Merck KGaA	10,391	1,477,154
Novartis AG (ADR)	37,453	2,061,413
Pfizer, Inc.	71,436	1,247,987
Pharmstandard OJSC (GDR)*§†	15,400	381,843
Roche Holding AG	26,214	4,721,625
Sanofi-Aventis S.A. (ADR)	94,624	3,144,356
Schering-Plough Corp.	759,299	14,950,597
Shionogi & Co., Ltd.	196,000	3,867,025
Shire, Ltd. (ADR)^	27,380	1,345,179
Takeda Pharmaceutical Co., Ltd.	25,900	1,317,135
Teva Pharmaceutical Industries Ltd. (ADR)^	175,290	8,028,282
UCB S.A. (Brussels Exchange)	66,590	2,464,326
UCB S.A. (Frankfurt Exchange)	9,800	363,984
Wyeth	256,539	12,303,610
XenoPort, Inc.*^	11,212	437,604

		130,678,084

Total Health Care		373,962,075

Industrials (0.2%)
Industrial Conglomerates (0.2%)
Teleflex, Inc.	12,860	714,887

Total Industrials		714,887

Information Technology (0.3%)
Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	37,542	1,334,243

Total Information Technology		1,334,243

Materials (0.3%)
Chemicals (0.3%)
Bayer AG	16,432	1,383,083

Total Materials		1,383,083

Total Common Stocks (97.1%) (Cost $389,935,030)		389,417,834

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.2%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	$1,130,000	1,130,000
Bank of Ireland
2.83%, 12/19/08 (l)	1,889,870	1,889,870
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	830,000	830,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,130,000	1,130,000
Comerica Bank
2.50%, 3/16/09 (l)	379,983	379,983
Credit Industriel et Commercial/New York
2.94%, 8/7/08	1,890,000	1,890,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	980,000	980,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	31,979,737	31,979,737
Fifth Third Bancorp
2.49%, 8/22/08 (l)	110,000	110,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
First Tennessee Bank
2.50%, 8/15/08 (l)	$3,390,000	$3,390,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	150,000	150,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	750,000	750,000
2.16%, 3/27/09 (l)	1,050,000	1,050,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	300,000	300,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	1,509,585	1,509,585
2.12%, 6/18/09 (l)	1,889,436	1,889,436
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	2,260,000	2,260,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	1,890,000	1,890,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	939,992	939,992
Links Finance LLC.
2.12%, 6/25/09 (l)	569,858	569,858
MBIA Global Funding LLC.
2.12%, 3/30/09 (l)	940,000	940,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	1,770,000	1,770,000
Morgan Stanley
3.22%, 2/9/09 (l)	2,931,669	2,931,669
2.65%, 5/7/09 (l)	1,890,000	1,890,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,129,774	1,129,774
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	1,890,949	1,890,949
Standard Chartered Bank/New York
2.79%, 8/7/08	2,830,000	2,830,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	380,000	380,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		68,780,853

Time Deposit (3.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	15,427,278	15,427,278

Total Short-Term Investments (21.0%) (Amortized Cost $84,208,131)		84,208,131

	Number of Contracts (c)
OPTION PURCHASED:
Call Option Purchased (0.1%)
Genentech, Inc. January 2009 @ $80.00*	442	225,420

Total Options Purchased (0.1%) (Cost $143,089)		225,420

Total Investments (118.2%) (Cost/Amortized Cost $474,286,250)		473,851,385
Other Assets Less Liabilities (-18.2%)		(72,987,927)

Net Assets (100%)		$400,863,458

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,424,908 or 0.4% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $865,141 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Sell Value	U.S. $ Current Buy Value	Unrealized Depreciation
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 8/8/08	1,559	795	$1,578,870	$1,559,234	$(19,636)
European Union vs. U.S. Dollar, expiring 8/8/08	5,842	3,775	5,932,085	5,842,190	(89,895)
Swiss Franc vs. U.S. Dollar, expiring 8/8/08	3,347	3,500	3,427,665	3,346,560	(81,105)

					$(190,636)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$347,885,099	$124,541,378	$1,424,908	$473,851,385
Other Investments*	—	—	—	—

Total	$347,885,099	$124,541,378	$1,424,908	$473,851,385

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	190,636	—	190,636

Total	$—	$190,636	$—	$190,636

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,425,571	$—
Total gains or losses (realized/unrealized) included in earnings	(126,865)	—
Purchases, sales, issuances, and settlements (net)	(433,565)	—
Transfers in and/or out of Level 3	559,767	—

Balance as of 6/30/08	$1,424,908	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets a liabilities still held at period ending 6/30/08	$(351,084)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$219,266,398
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$197,658,457

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,268,728
Aggregate gross unrealized depreciation	(32,512,253)

Net unrealized depreciation	$(6,243,525)

Federal income tax cost of investments	$480,094,910

At June 30, 2008, the Portfolio had loaned securities with a total value of $66,542,481. This was secured by collateral of $68,780,853 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $22,834, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.5%)
Asset-Backed Securities (0.5%)
Pegasus Aviation Lease Securitization, Series 2001-1A A1
2.929%, 5/10/31(l)§	$3,800,000	$1,710,000
Triton Aviation Finance, Series 1A A1
3.241%, 6/15/25(l)(b)§	9,951,346	7,662,536

Total Asset-Backed and Mortgage-Backed Securities		9,372,536

Convertible Bonds (0.8%)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Chesapeake Energy Corp.
2.250%, 12/15/38	$4,600,000	5,284,250

Total Energy		5,284,250

Financials (0.1%)
Capital Markets (0.1%)
Deutsche Bank AG/London
(Zero Coupon), 7/14/08§	500,000	445,962
(Zero Coupon), 9/29/08§	600,000	237,360
(Zero Coupon), 10/24/08§	625,000	259,750

Total Financials		943,072

Health Care (0.2%)
Pharmaceuticals (0.2%)
Mylan, Inc.
1.250%, 3/15/12	725,000	607,187
Valeant Pharmaceuticals International
3.000%, 8/16/10	4,250,000	3,894,063

Total Health Care		4,501,250

Information Technology (0.1%)
Communications Equipment (0.1%)
Nortel Networks Corp.
1.750%, 4/15/12	350,000	262,063
2.125%, 4/15/14	1,725,000	1,155,750

		1,417,813

Semiconductors & Semiconductor Equipment (0.0%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15	1,650,000	1,039,500

Total Information Technology		2,457,313

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Qwest Communications International, Inc.
3.500%, 11/15/25	1,625,000	1,598,594

Total Telecommunication Services		1,598,594

Total Convertible Bonds		14,784,479

Corporate Bonds (91.7%)
Consumer Discretionary (21.3%)
Auto Components (2.6%)
Allison Transmission, Inc.
11.000%, 11/1/15§^	$3,575,000	3,199,625
11.250%, 11/1/15 PIK§	1,475,000	1,275,875
American Tire Distributors, Inc.
9.041%, 4/1/12(l)	4,500,000	4,117,500
9.041%, 4/1/12(l)§	4,300,000	3,934,500
ArvinMeritor, Inc.
8.750%, 3/1/12	5,345,000	4,703,600
8.125%, 9/15/15^	3,493,000	2,742,005
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12^	3,805,000	3,177,175
Goodyear Tire & Rubber Co.
9.000%, 7/1/15^	4,530,000	4,518,675
Lear Corp., Series B
8.500%, 12/1/13	3,000,000	2,478,750
Tenneco, Inc.
8.625%, 11/15/14^	1,950,000	1,720,875
8.125%, 11/15/15§	5,575,000	5,045,375
Series B
10.250%, 7/15/13	1,627,000	1,702,249
TRW Automotive, Inc.
7.000%, 3/15/14§^	2,340,000	2,029,950
7.250%, 3/15/17§^	5,590,000	4,695,600
United Components, Inc.
9.375%, 6/15/13^	4,090,000	3,824,150

		49,165,904

Automobiles (0.8%)
Ford Motor Co.
8.875%, 1/15/22	2,000,000	1,270,000
7.500%, 8/1/26^	5,000,000	2,850,000
General Motors Corp.
7.125%, 7/15/13^	2,700,000	1,714,500
7.700%, 4/15/16	2,375,000	1,442,813
8.250%, 7/15/23^	8,900,000	5,184,250
8.100%, 6/15/24^	1,550,000	813,750
7.400%, 9/1/25	3,550,000	1,828,250

		15,103,563

Distributors (0.6%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	2,185,000
7.875%, 3/1/15	1,700,000	1,899,546
SGS International, Inc.
12.000%, 12/15/13	7,035,000	6,454,612

		10,539,158

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14	500,000	500,000
7.625%, 10/1/18	1,825,000	1,820,438

		2,320,438

Hotels, Restaurants & Leisure (2.6%)
Choctaw Resort Development Enterprise
7.250%, 11/15/19(b)§	2,303,000	1,934,520
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.000%, 10/15/15§	4,000,000	3,170,000
El Pollo Loco, Inc.
11.750%, 11/15/13^	4,000,000	3,980,000
Harrahs Operating Co., Inc.
10.750%, 2/1/16§	2,600,000	2,158,000
Indianapolis Downs LLC & Capital Corp.
11.000%, 11/1/12§^	4,400,000	4,004,000
Landry’s Restaurants, Inc.
9.500%, 12/15/14^	3,551,000	3,479,980
MGM MIRAGE
6.625%, 7/15/15	2,600,000	2,086,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Mirage Resorts, Inc.
7.250%, 8/1/17		$3,060,000	$2,639,250
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18		2,500,000	2,118,750
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15§^		4,750,000	3,859,375
Station Casinos, Inc.
7.750%, 8/15/16^		4,635,000	3,545,775
Travelport LLC
7.307%, 9/1/14(l)		1,000,000	800,000
9.875%, 9/1/14^		3,300,000	2,928,750
11.875%, 9/1/16^		5,207,000	4,269,740
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10§		4,075,000	4,044,437
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14		4,329,000	3,961,035

			48,980,112

Household Durables (0.9%)
Blyth, Inc.
5.500%, 11/1/13		8,050,000	6,681,500
Jarden Corp.
7.500%, 5/1/17^		3,000,000	2,610,000
Sealy Mattress Co.
8.250%, 6/15/14		4,000,000	3,280,000
Simmons Co.
7.875%, 1/15/14		5,300,000	4,558,000

			17,129,500

Internet & Catalog Retail (0.1%)
Visant Corp.
7.625%, 10/1/12		1,710,000	1,680,075

Media (12.2%)
AMC Entertainment, Inc.
11.000%, 2/1/16		9,240,000	9,147,600
Block Communications, Inc.
8.250%, 12/15/15§		5,000,000	4,750,000
CanWest Media, Inc.
8.000%, 9/15/12^		7,550,000	6,719,500
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15^		1,000,000	735,000
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15^		2,854,000	2,115,528
CCH II LLC/CCH II Capital Corp. Series B
10.250%, 9/15/10^		4,500,000	4,342,500
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^		8,820,000	8,114,400
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.000%, 4/30/12§		420,000	396,900
8.375%, 4/30/14§^		500,000	473,750
Cinemark, Inc.
0.000%, 3/15/14(e)		8,600,000	8,170,000
Clear Channel Communications, Inc.
4.250%, 5/15/09		6,750,000	6,513,750
CSC Holdings, Inc.
6.750%, 4/15/12		5,264,000	4,948,160
8.500%, 6/15/15§		1,500,000	1,473,750
7.625%, 7/15/18		4,250,000	3,910,000
Series B
8.125%, 8/15/09		2,868,000	2,889,510
7.625%, 4/1/11		3,570,000	3,498,600
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§		4,500,000	4,500,000
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10		3,970,000	3,920,375
9.875%, 8/15/13		1,075,000	967,500
Dex Media, Inc.
8.000%, 11/15/13^		3,675,000	2,682,750
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 3/15/13		3,852,000	3,967,560
7.625%, 5/15/16§		9,650,000	9,505,250
Echostar DBS Corp.
7.000%, 10/1/13^		1,875,000	1,785,938
6.625%, 10/1/14		4,885,000	4,518,625
7.125%, 2/1/16		10,490,000	9,677,025
Gallery Capital S.A.
10.125%, 5/15/13§^		3,550,000	2,520,500
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15(e)§		4,500,000	3,633,750
Intelsat Jackson Holdings Ltd.
9.250%, 6/15/16		800,000	806,000
11.250%, 6/15/16		3,000,000	3,037,500
Interpublic Group of Cos., Inc.
5.400%, 11/15/09^		4,000,000	3,890,000
6.250%, 11/15/14		5,000,000	4,325,000
Kabel Deutschland GmbH
10.625%, 7/1/14^		4,000,000	4,090,000
Lighthouse International Co. S.A.
8.000%, 4/30/14§	EUR	3,205,000	3,759,354
8.000%, 4/30/14(m)(b)		75,000	87,972
Network Communications, Inc.
10.750%, 12/1/13		$7,350,000	5,586,000
Quebecor Media, Inc.
7.750%, 3/15/16		12,975,000	12,066,750
R.H. Donnelley Corp.
8.875%, 10/15/17§^		7,455,000	4,435,725
Series A-3
8.875%, 1/15/16^		11,705,000	7,023,000
Reader’s Digest Association, Inc.
9.000%, 2/15/17§		8,000,000	5,840,000
Stratos Global Corp.
9.875%, 2/15/13		7,075,000	7,481,812
Unitymedia GmbH
10.125%, 2/15/15§	EUR	1,750,000	2,617,523
10.375%, 2/15/15§		$7,250,000	7,132,187
UPC Holding B.V.
7.750%, 1/15/14(m)(b)	EUR	925,000	1,292,525
8.625%, 1/15/14(m)(b)^		2,500,000	3,621,235
8.625%, 1/15/14§^		11,000,000	15,933,434
Videotron Ltd.
9.125%, 4/15/18§		$10,000,000	10,450,000
WMG Holdings Corp.
0.000%, 12/15/14(e)		12,120,000	7,635,600

			226,989,838

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14^		5,595,000	3,671,719
Saks, Inc.
8.250%, 11/15/08		714	721

			3,672,440

Specialty Retail (0.5%)
AutoNation, Inc.
4.713%, 4/15/13(l)		3,000,000	2,535,000
Penske Auto Group, Inc.
7.750%, 12/15/16		2,250,000	1,968,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Rent-A-Center, Inc.
7.500%, 5/1/10^	$6,000,000	$5,805,000

		10,308,750

Textiles, Apparel & Luxury Goods (0.7%)
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	7,325,000	6,885,500
Quiksilver, Inc.
6.875%, 4/15/15	1,475,000	1,253,750
Rafaella Apparel Group, Inc. Series B
11.250%, 6/15/11	7,639,000	4,468,815

		12,608,065

Total Consumer Discretionary		398,497,843

Consumer Staples (4.1%)
Beverages (0.1%)
Cott Beverages USA, Inc.
8.000%, 12/15/11	1,417,000	1,190,280

Food & Staples Retailing (2.0%)
American Stores Co.
8.000%, 6/1/26	2,690,000	2,719,625
General Nutrition Centers, Inc.
7.199%, 3/15/14 PIK(l)^	7,395,000	6,248,775
Ingles Markets, Inc.
8.875%, 12/1/11^	9,903,000	10,026,788
New Albertsons, Inc.
6.950%, 8/1/09	500,000	503,765
7.750%, 6/15/26	2,500,000	2,451,755
6.570%, 2/23/28	100,000	80,375
7.450%, 8/1/29^	4,250,000	4,020,330
8.000%, 5/1/31	600,000	613,698
Rite Aid Corp.
8.125%, 5/1/10^	1,000,000	1,010,000
8.625%, 3/1/15	2,500,000	1,656,250
9.375%, 12/15/15^	7,450,000	4,991,500
10.375%, 7/15/16	1,000,000	905,880
Roundy’s, Inc. Term Loan
5.230%, 10/27/11	1,369,913	1,311,691
Term Loan B (Zero Coupon), 10/27/11(b)	92,813	88,868
5.230%, 10/27/11	3,713	3,555

		36,632,855

Household Products (1.5%)
American Achievement Corp.
8.250%, 4/1/12	9,035,000	8,854,300
Amscan Holdings, Inc.
8.750%, 5/1/14^	8,100,000	7,209,000
Prestige Brands, Inc.
9.250%, 4/15/12^	7,769,000	7,769,000
Visant Holding Corp.
0.000%, 12/1/13(e)^	4,525,000	4,389,250

		28,221,550

Tobacco (0.5%)
Reynolds American, Inc.
7.750%, 6/1/18	2,040,000	2,136,276
Vector Group Ltd.
11.000%, 8/15/15^	8,250,000	8,229,375

		10,365,651

Total Consumer Staples		76,410,336

Energy (7.3%)
Energy Equipment & Services (1.0%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15	1,000,000	997,500
7.750%, 5/15/17	4,100,000	4,105,125
Dresser-Rand Group, Inc.
7.375%, 11/1/14	61,000	60,237
Forbes Energy Services LLC
11.000%, 2/15/15§	4,900,000	4,949,000
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16§	3,650,000	3,741,250
Stewart & Stevenson LLC
10.000%, 7/15/14	5,500,000	5,431,250

		19,284,362

Oil, Gas & Consumable Fuels (6.3%)
Atlas Pipeline Partners LP
8.750%, 6/15/18§	4,375,000	4,342,188
Chesapeake Energy Corp.
7.500%, 6/15/14	4,175,000	4,143,688
7.000%, 8/15/14^	3,575,000	3,503,500
6.625%, 1/15/16^	1,000,000	960,000
6.875%, 1/15/16	1,150,000	1,109,750
7.250%, 12/15/18	150,000	145,875
Citic Resources Finance Ltd.
6.750%, 5/15/14§	425,000	396,844
Colorado Interstate Gas Co.
5.950%, 3/15/15	1,550,000	1,518,231
Connacher Oil and Gas Ltd.
10.250%, 12/15/15§	5,400,000	5,697,000
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18§	5,000,000	4,875,000
El Paso Corp.
7.000%, 6/15/17	4,550,000	4,453,030
8.050%, 10/15/30	3,700,000	3,783,302
Energy Partners Ltd.
9.750%, 4/15/14^	6,025,000	5,648,437
Energy XXI Gulf Coast, Inc.
10.000%, 6/15/13	7,500,000	6,975,000
Enterprise Products Operating LP
8.375%, 8/1/66(l)	5,375,000	5,373,457
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	5,060,000	4,617,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
7.240%, 8/1/10†	9,000,000	8,140,500
8.750%, 6/15/12^	3,000,000	2,940,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,150,000	1,069,500
8.250%, 3/1/16^	3,330,000	3,280,050
KCS Energy, Inc.
7.125%, 4/1/12	1,000,000	960,000
Linn Energy LLC
9.875%, 7/1/18§	4,500,000	4,455,000
OPTI Canada, Inc.
8.250%, 12/15/14	2,020,000	2,009,900
PetroHawk Energy Corp.
9.125%, 7/15/13	4,725,000	4,843,125
7.875%, 6/1/15§	1,375,000	1,342,344
Range Resources Corp.
7.250%, 5/1/18	2,000,000	1,985,000
SandRidge Energy, Inc.
8.000%, 6/1/18§	7,390,000	7,426,950

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Stone Energy Corp.
8.250%, 12/15/11^		$6,500,000	$6,337,500
VeraSun Energy Corp.
9.875%, 12/15/12^		6,300,000	5,536,125
9.375%, 6/1/17		2,350,000	1,210,250
Williams Cos., Inc.
7.875%, 9/1/21		4,541,000	4,813,460
Series A
7.500%, 1/15/31		2,775,000	2,806,219

			116,698,475

Total Energy			135,982,837

Financials (15.3%)
Capital Markets (1.7%)
Goldman Sachs Group, Inc.
6.150%, 4/1/18		2,100,000	2,037,334
6.750%, 10/1/37		7,550,000	6,906,332
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13		2,250,000	2,129,636
6.750%, 12/28/17		2,450,000	2,301,591
Merrill Lynch & Co., Inc.
4.966%, 5/12/10(l)		1,800,000	1,771,450
6.875%, 4/25/18		6,200,000	5,900,701
Morgan Stanley
4.778%, 5/14/10(l)		8,000,000	7,969,112
UBS AG Jersey
7.152%, 12/29/49(l)	EUR	2,200,000	3,024,963

			32,041,119

Commercial Banks (2.2%)
Barclays Bank plc
6.050%, 12/4/17§		$1,625,000	1,592,817
7.700%, 4/29/49(l)§		850,000	866,243
5.926%, 9/29/49(l)§		2,700,000	2,301,853
7.434%, 9/29/49(l)§		2,000,000	1,875,954
Credit Agricole S.A.
4.130%, 11/29/49(l)	EUR	350,000	430,376
HBOS plc
6.750%, 5/21/18§^		$2,000,000	1,912,736
HSBC Holdings plc
6.500%, 9/15/37		5,100,000	4,649,078
Intesa Sanpaulo S.p.A.
8.047%, 12/31/49	EUR	1,000,000	1,531,625
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		$1,100,000	944,666
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		6,500,000	5,943,139
6.990%, 10/29/49(l)§		1,500,000	1,350,042
Societe Generale S.A.
6.999%, 12/29/49(l)	EUR	600,000	843,382
UBS AG/Connecticut
5.875%, 12/20/17		$2,100,000	2,042,775
Wachovia Corp.
7.980%, 2/28/49(l)		15,000,000	13,776,000
Wells Fargo Capital XIII
7.700%, 12/29/49(l)		1,400,000	1,391,666

			41,452,352

Consumer Finance (4.0%)
American Express Co.
7.000%, 3/19/18		8,425,000	8,528,434
Ford Motor Credit Co. LLC
5.625%, 10/1/08		1,190,000	1,169,809
5.800%, 1/12/09		3,400,000	3,246,514
7.375%, 10/28/09		3,750,000	3,415,421
5.700%, 1/15/10		500,000	426,585
9.750%, 9/15/10		3,200,000	2,790,026
7.375%, 2/1/11		746,000	605,391
9.875%, 8/10/11		2,450,000	2,064,289
5.460%, 1/13/12(l)		1,750,000	1,243,863
7.800%, 6/1/12		15,425,000	11,929,788
7.000%, 10/1/13^		5,110,000	3,763,060
GMAC Canada Ltd.
5.750%, 12/4/08	CAD	4,000,000	3,864,666
6.625%, 12/17/10^	GBP	6,000,000	9,501,124
GMAC LLC
3.951%, 9/23/08(l)		$1,050,000	1,034,049
3.926%, 5/15/09(l)		1,000,000	940,269
7.250%, 3/2/11		2,800,000	2,058,031
6.625%, 5/15/12		5,075,000	3,481,536
6.875%, 8/28/12		3,625,000	2,482,317
6.750%, 12/1/14^		11,630,000	7,680,975
8.000%, 11/1/31		2,595,000	1,688,250
SLM Corp.
3.130%, 7/25/08(l)		1,425,000	1,423,937
3.080%, 7/26/10(l)		800,000	709,940
5.125%, 8/27/12		725,000	630,834

			74,679,108

Diversified Financial Services (6.2%)
AES Ironwood LLC
8.857%, 11/30/25		6,131,546	6,361,479
AES Red Oak LLC Series A
8.540%, 11/30/19		1,611,828	1,672,271
Altra Industrial Motion, Inc.
9.000%, 12/1/11		6,300,000	6,426,000
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16§		4,100,000	4,100,000
Bank of America Corp.
8.000%, 12/29/49(l)		4,350,000	4,075,385
8.125%, 12/29/49(l)		1,000,000	945,260
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§^		1,000,000	918,270
Citigroup Capital XXI
8.300%, 12/21/57(l)		3,025,000	2,856,595
Citigroup, Inc.
5.500%, 4/11/13		4,625,000	4,513,894
El Paso Performance-Linked Trust
7.750%, 7/15/11§		1,250,000	1,259,290
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.
8.500%, 4/1/15^		2,000,000	2,015,000
9.750%, 4/1/17^		3,250,000	3,250,000
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC
9.750%, 11/15/14		4,450,000	4,027,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.125%, 6/1/12		1,100,000	1,056,000
7.125%, 2/15/13^		9,275,000	8,417,063
KAR Holdings, Inc.
10.000%, 5/1/15^		8,500,000	7,140,000
KRATON Polymers LLC/ KRATON Polymers Capital Corp.
8.125%, 1/15/14		3,625,000	1,848,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Leucadia National Corp.
8.125%, 9/15/15	$8,900,000	$8,944,500
7.125%, 3/15/17	500,000	477,500
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25§	4,650,000	4,580,250
PNA Intermediate Holding Corp.
9.676%, 2/15/13 PIK(l)	5,600,000	5,600,000
Rainbow National Services LLC
10.375%, 9/1/14§	9,500,000	10,093,750
Santander Perpetual S.A.U.
6.671%, 10/29/49(l)§	3,000,000	2,898,186
Smurfit Kappa Funding plc
7.750%, 4/1/15	350,000	318,500
Susser Holdings LLC
10.625%, 12/15/13	4,018,000	4,078,270
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	1,200,000	1,051,459
Universal City Development Partners Ltd.
11.750%, 4/1/10	10,025,000	10,300,687
Universal City Florida Holding Co. I/II
7.623%, 5/1/10(l)	2,600,000	2,509,000
8.375%, 5/1/10^	4,150,000	4,108,500

		115,843,109

Insurance (0.6%)
American International Group, Inc.
5.850%, 1/16/18	1,625,000	1,522,386
8.175%, 5/15/58(l)§	2,025,000	1,905,746
HUB International Holdings, Inc.
9.000%, 12/15/14§	3,250,000	2,941,250
10.250%, 6/15/15§	5,000,000	4,100,000

		10,469,382

Real Estate Investment Trusts (REITs) (0.3%)
Ventas Realty LP/Ventas Capital Corp. (REIT)
6.750%, 6/1/10	2,500,000	2,487,500
9.000%, 5/1/12	1,200,000	1,257,000
7.125%, 6/1/15	1,000,000	976,250
6.750%, 4/1/17	405,000	388,800

		5,109,550

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15	1,275,000	1,185,750
6.500%, 2/1/17	450,000	391,500

		1,577,250

Thrifts & Mortgage Finance (0.2%)
Residential Capital LLC
8.125%, 11/21/08^	2,225,000	1,946,875
Washington Mutual, Inc.
8.250%, 4/1/10	2,425,000	2,146,125

		4,093,000

Total Financials		285,264,870

Health Care (8.4%)
Health Care Equipment & Supplies (1.5%)
Accellent, Inc.
10.500%, 12/1/13	7,000,000	6,405,000
Biomet, Inc.
10.000%, 10/15/17§	7,100,000	7,579,250
10.375%, 10/15/17 PIK§	3,000,000	3,180,000
11.625%, 10/15/17^	11,300,000	11,978,000

		29,142,250

Health Care Providers & Services (4.3%)
Community Health Systems, Inc.
8.875%, 7/15/15	12,835,000	12,915,219
DaVita, Inc.
7.250%, 3/15/15^	3,620,000	3,520,450
HCA, Inc.
6.300%, 10/1/12	3,000,000	2,692,500
6.750%, 7/15/13	870,000	763,425
9.125%, 11/15/14	3,600,000	3,681,000
9.250%, 11/15/16	22,155,000	22,819,650
9.625%, 11/15/16 PIK	6,350,000	6,540,500
7.500%, 12/15/23	410,000	333,379
Health Management Associates, Inc.
6.125%, 4/15/16	2,825,000	2,471,875
HealthSouth Corp., Term Loan
5.090%, 2/2/13	772,447	728,583
5.370%, 2/2/13	1,734	1,635
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	5,538,000	5,856,435
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	1,950,000	1,706,250
10.000%, 7/15/17§	3,250,000	2,535,000
U.S. Oncology Holdings, Inc.
7.949%, 3/15/12 PIK(l)	5,110,000	4,036,900
U.S. Oncology, Inc.
10.750%, 8/15/14^	10,000,000	9,925,000

		80,527,801

Pharmaceuticals (2.6%)
Angiotech Pharmaceuticals, Inc.
6.432%, 12/1/13(l)	6,300,000	5,481,000
7.750%, 4/1/14^	2,200,000	1,628,000
Argatroban Royalty Sub LLC
18.500%, 9/30/14†	5,619,077	4,944,787
Elan Finance plc/Elan Finance Corp.
6.807%, 12/1/13(l)	3,925,000	3,611,000
8.875%, 12/1/13	6,475,000	6,491,188
Phibro Animal Health Corp.
13.000%, 8/1/14§	9,540,000	9,540,000
Royalty Pharma, Term Loan
7.750%, 5/15/15	10,000,000	9,937,500
Valeant Pharmaceuticals International
7.000%, 12/15/11	6,000,000	6,210,000

		47,843,475

Total Health Care		157,513,526

Industrials (6.0%)
Aerospace & Defense (0.7%)
Alion Science and Technology Corp.
10.250%, 2/1/15	7,075,000	4,952,500
Bombardier, Inc.
8.000%, 11/15/14§^	3,450,000	3,536,250
L-3 Communications Corp.
7.625%, 6/15/12	3,530,000	3,565,300

		12,054,050

Airlines (0.2%)
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15	1,148,258	953,054
Delta Air Lines, Inc.
8.954%, 8/10/14^	3,631,822	3,087,049
UAL Pass-Through Trust, Series 2000-2
7.032%, 10/1/10	532,225	521,581

		4,561,684

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Commercial Services & Supplies (1.7%)
Allied Waste North America, Inc.
7.250%, 3/15/15		$6,145,000	$6,129,638
ARAMARK Corp.
6.373%, 2/1/15(l)		700,000	654,500
8.500%, 2/1/15^		8,275,000	8,109,500
Knowledge Learning Corp., Inc.
7.750%, 2/1/15§		6,610,000	6,081,200
MSX International UK/ MXS International Business Services FR/ MXS International GmBH
12.500%, 4/1/12§		5,620,000	4,327,400
Quintiles Transnational Corp., Term Loan
6.700%, 3/31/14		1,500,000	1,443,750
Sheridan Group, Inc.
10.250%, 8/15/11		5,375,000	4,945,000

			31,690,988

Construction & Engineering (0.4%)
Esco Corp.
8.625%, 12/15/13§		7,250,000	7,322,500

Electrical Equipment (0.5%)
Legrand France S.A.
8.500%, 2/15/25		3,000,000	3,373,107
Superior Essex Communications LLC/ Essex Group, Inc.
9.000%, 4/15/12		5,500,000	5,610,000

			8,983,107

Industrial Conglomerates (0.5%)
Harland Clarke Holdings Corp.
7.426%, 5/15/15(l)		8,845,000	6,545,300
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14		3,650,000	3,522,250

			10,067,550

Machinery (0.6%)
Actuant Corp.
6.875%, 6/15/17		2,730,000	2,682,225
Terex Corp.
8.000%, 11/15/17		250,000	248,125
Trimas Corp.
9.875%, 6/15/12^		9,278,000	8,187,835

			11,118,185

Road & Rail (1.4%)
Amadeus IT Group S.A., Term Loan
6.959%, 4/8/13	EUR	1,936,138	2,800,421
Hertz Corp.,
8.875%, 1/1/14		$8,120,000	7,429,800
Term B Loan
4.230%, 12/21/12		1,162,758	1,097,935
Term DD Loan
4.220%, 12/21/12(b)		3,072	2,901
4.240%, 12/21/12		63,136	59,616
Term Loan
2.801%, 12/21/12		222,222	209,833
Kansas City Southern de Mexico S.A. de C.V.
9.375%, 5/1/12		2,250,000	2,340,000
United Rentals North America, Inc.
6.500%, 2/15/12^		12,700,000	11,430,000
7.750%, 11/15/13^		1,500,000	1,200,000

			26,570,506

Total Industrials			112,368,570

Information Technology (6.5%)
Communications Equipment (1.1%)
Nortel Networks Ltd.
6.963%, 7/15/11(l)		11,625,000	10,985,625
10.125%, 7/15/13		8,775,000	8,577,562
10.750%, 7/15/16§		610,000	603,900
10.750%, 7/15/16^		625,000	618,750

			20,785,837

Computers & Peripherals (0.3%)
Seagate Technology HDD Holdings
3.631%, 10/1/09(l)^		3,890,000	3,783,025
6.375%, 10/1/11		500,000	483,750

			4,266,775

Electronic Equipment & Instruments (1.8%)
Celestica, Inc.
7.875%, 7/1/11		10,285,000	10,285,000
7.625%, 7/1/13		1,800,000	1,728,000
NXP B.V./NXP Funding LLC
7.497%, 10/15/13(l)	EUR	5,000,000	6,612,690
8.625%, 10/15/15		3,000,000	3,589,746
Sanmina-SCI Corp.
6.750%, 3/1/13		$1,000,000	897,500
5.526%, 6/15/14(l)§		8,000,000	7,400,000
8.125%, 3/1/16^		3,375,000	3,037,500

			33,550,436

IT Services (2.0%)
Compucom Systems, Inc.
12.500%, 10/1/15§		3,600,000	3,294,000
First Data Corp.
9.875%, 9/24/15§		13,375,000	11,636,250
Iron Mountain, Inc.
8.625%, 4/1/13		4,253,000	4,274,265
SunGard Data Systems, Inc.
9.125%, 8/15/13		13,125,000	13,256,250
10.250%, 8/15/15^		5,000,000	5,025,000

			37,485,765

Semiconductors & Semiconductor Equipment (1.3%)
Amkor Technologies, Inc.
7.750%, 5/15/13		8,750,000	8,115,625
Freescale Semiconductor, Inc.
6.651%, 12/15/14(l)		3,000,000	2,370,000
8.875%, 12/15/14		5,900,000	4,793,750
9.125%, 12/15/14 PIK		3,275,000	2,546,313
Sensata Technologies B.V.
8.000%, 5/1/14^		6,975,000	6,417,000

			24,242,688

Total Information Technology			120,331,501

Materials (7.6%)
Chemicals (2.5%)
Chemtura Corp.
6.875%, 6/1/16		1,825,000	1,578,625
Hercules, Inc.
6.750%, 10/15/29		3,650,000	3,540,500
Huntsman LLC
11.625%, 10/15/10		2,800,000	2,891,000
11.500%, 7/15/12		5,698,000	5,911,675
Ineos Group Holdings plc
8.500%, 2/15/16§^		15,825,000	10,404,937
Momentive Performance Materials, Inc.
10.125%, 12/1/14 PIK^		2,365,000	1,974,775
11.500%, 12/1/16^		4,675,000	3,482,875

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Nalco Co.
8.875%, 11/15/13^		$3,750,000	$3,843,750
Nova Chemicals Corp.
5.953%, 11/15/13(l)		5,704,000	4,848,400
Reichhold Industries, Inc.
9.000%, 8/15/14§		4,745,000	4,745,000
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^		4,405,000	4,327,913

			47,549,450

Containers & Packaging (1.9%)
Berry Plastics Corp.
7.568%, 2/15/15(l)^		6,275,000	6,008,312
Berry Plastics Holding Corp.
6.651%, 9/15/14(l)		200,000	160,000
8.875%, 9/15/14^		5,725,000	4,952,125
Cascades, Inc.
7.250%, 2/15/13		3,650,000	3,175,500
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13		800,000	798,000
7.750%, 11/15/15^		3,355,000	3,355,000
Graham Packaging Co., Inc.
8.500%, 10/15/12^		1,550,000	1,468,625
9.875%, 10/15/14^		6,750,000	5,973,750
Impress Holdings B.V.
5.838%, 9/15/13(l)§		4,725,000	4,299,750
Norampac Industries, Inc.
6.750%, 6/1/13		1,675,000	1,407,000
Owens-Brockway Glass Container, Inc.
8.250%, 5/15/13^		3,550,000	3,638,750
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08(b)(h)§†		729,508	—

			35,236,812

Metals & Mining (1.6%)
Compass Minerals International, Inc., Series B
12.000%, 6/1/13(e)		4,263,000	4,486,808
Freeport-McMoRan Copper & Gold, Inc.
5.883%, 4/1/15(l)		500,000	504,930
8.250%, 4/1/15		6,300,000	6,622,875
8.375%, 4/1/17		7,480,000	7,891,400
Noranda Aluminium Acquisition Corp.
6.828%, 5/15/15(l)		8,965,000	7,732,312
Novelis, Inc.
7.250%, 2/15/15		486,000	459,270
PNA Group, Inc.
10.750%, 9/1/16		1,100,000	1,292,500

			28,990,095

Paper & Forest Products (1.6%)
Georgia-Pacific LLC
7.000%, 1/15/15§		3,280,000	3,083,200
7.700%, 6/15/15^		525,000	496,125
7.125%, 1/15/17§		1,625,000	1,527,500
8.000%, 1/15/24		8,825,000	8,163,125
7.375%, 12/1/25^		6,650,000	5,619,250
7.250%, 6/1/28		1,000,000	835,000
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	3,792,200
Smurfit Kappa Treasury Funding Ltd.
7.500%, 11/20/25		300,000	270,000
Verso Paper Holdings LLC/Verso Paper, Inc. Series B
9.125%, 8/1/14		6,800,000	6,647,000

			30,433,400

Total Materials			142,209,757

Telecommunication Services (7.7%)
Diversified Telecommunication Services (6.0%)
Cincinnati Bell, Inc.
7.250%, 7/15/13^		2,650,000	2,583,750
7.000%, 2/15/15^		225,000	209,812
Citizens Communications Co.
9.250%, 5/15/11		1,200,000	1,242,000
6.625%, 3/15/15		1,570,000	1,424,775
7.125%, 3/15/19		5,950,000	5,325,250
7.000%, 11/1/25		200,000	147,000
7.875%, 1/15/27		750,000	656,250
9.000%, 8/15/31		1,865,000	1,678,500
Fairpoint Communications, Inc.
13.125%, 4/1/18§		7,125,000	6,982,500
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13^		4,400,000	1,760,000
Level 3 Financing, Inc.
12.250%, 3/15/13^		5,000,000	5,031,250
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17§		4,500,000	3,105,000
Nordic Telephone Co. Holdings ApS
6.340%, 11/30/14	EUR	729,576	1,116,644
6.590%, 11/30/14		873,529	1,336,968
8.250%, 5/1/16§		3,500,000	4,987,070
8.875%, 5/1/16§^		$1,650,000	1,617,000
Qwest Capital Funding, Inc.
7.000%, 8/3/09		2,950,000	2,942,625
7.900%, 8/15/10		1,400,000	1,396,500
7.250%, 2/15/11		5,000,000	4,850,000
Qwest Communications International, Inc.
6.176%, 2/15/09(l)		666,000	662,670
7.250%, 2/15/11		250,000	241,563
7.500%, 2/15/14		13,350,000	12,682,500
Series B
7.500%, 2/15/14^		2,200,000	2,090,000
Qwest Corp.
8.875%, 3/15/12		3,550,000	3,621,000
6.026%, 6/15/13(l)		6,150,000	5,873,250
Telcordia Technologies, Inc.
6.463%, 7/15/12(l)§		9,150,000	7,891,875
10.000%, 3/15/13§^		2,000,000	1,620,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		5,500,000	5,623,750
Virgin Media Finance plc
8.750%, 4/15/14	EUR	1,000,000	1,440,622
9.125%, 8/15/16^		$4,000,000	3,750,000
West Corp.
9.500%, 10/15/14		8,355,000	7,519,500
11.000%, 10/15/16^		4,375,000	3,696,875
Wind Acquisition Finance S.A.
10.750%, 12/1/15§		1,600,000	1,680,000
Windstream Corp.
8.625%, 8/1/16		5,000,000	4,987,500

			111,773,999

Wireless Telecommunication Services (1.7%)
Centennial Cellular Operating Co./ Centennial Communications Corp.
10.125%, 6/15/13		6,700,000	6,901,000
iPCS, Inc.
6.123%, 5/1/14 PIK(l)		7,000,000	5,950,000
MetroPCS Wireless, Inc.
9.250%, 11/1/14^		1,000,000	962,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Rural Cellular Corp.
9.875%, 2/1/10	$9,783,000	$9,954,202
Sprint Nextel Corp.
6.000%, 12/1/16	4,230,000	3,637,800
U.S. Unwired, Inc., Series B
10.000%, 6/15/12	4,051,000	4,142,148

		31,547,650

Total Telecommunication Services		143,321,649

Utilities (7.5%)
Electric Utilities (2.3%)
Edison Mission Energy
7.200%, 5/15/19	7,505,000	6,998,412
Intergen N.V.
9.000%, 6/30/17§	3,775,000	3,907,125
Ipalco Enterprises, Inc.
8.625%, 11/14/11	2,100,000	2,184,000
7.250%, 4/1/16§	1,850,000	1,822,250
Midwest Generation LLC, Series B
8.560%, 1/2/16	4,340,961	4,482,043
Mirant Americas Generation, Inc.
8.300%, 5/1/11	2,650,000	2,736,125
Oncor Electric Delivery Co.
7.250%, 1/15/33	900,000	886,487
PSEG Energy Holdings LLC
8.500%, 6/15/11	9,205,000	9,654,858
Tenaska Alabama Partners LP
7.000%, 6/30/21§	3,013,180	2,846,780
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15§	7,250,000	7,105,000
10.500%, 11/1/16 PIK§	225,000	217,688

		42,840,768

Gas Utilities (1.4%)
AmeriGas Partners LP
7.250%, 5/20/15	5,250,000	4,908,750
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	3,825,000	3,547,687
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	6,710,000	5,971,900
Knight, Inc.
6.500%, 9/1/12	1,223,000	1,192,425
SemGroup LP
8.750%, 11/15/15§^	6,495,000	6,300,150
Sonat, Inc.
7.625%, 7/15/11	2,925,000	2,952,694
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13^	2,350,000	2,220,750

		27,094,356

Independent Power Producers & Energy Traders (3.1%)
AES Corp.
8.000%, 10/15/17	1,110,000	1,087,800
8.000%, 6/1/20§	100,000	96,500
Dynegy Holdings, Inc.,
8.375%, 5/1/16	1,360,000	1,319,200
7.125%, 5/15/18	750,000	652,500
Energy Future Holdings Corp.
10.875%, 11/1/17§	14,750,000	14,897,500
11.250%, 11/1/17 PIK§	625,000	623,438
NRG Energy, Inc.
7.250%, 2/1/14	4,775,000	4,560,125
7.375%, 2/1/16	18,253,000	17,180,636
7.375%, 1/15/17	5,220,000	4,932,900
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B
9.237%, 7/2/17	2,752,076	2,972,242
Reliant Energy, Inc.
6.750%, 12/15/14	9,350,000	9,537,000

		57,859,841

Multi-Utilities (0.2%)
CMS Energy Corp.
8.500%, 4/15/11	2,000,000	2,087,852
2.875%, 12/1/24^	1,875,000	2,210,156

		4,298,008

Multi-Utilities & Unregulated Power (0.5%)
Dynegy-Roseton/Danskammer Pass Through Trust Series A
7.270%, 11/8/10^	7,607,775	7,688,646
Series B
7.670%, 11/8/16	1,000,000	985,000

		8,673,646

Total Utilities		140,766,619

Total Corporate Bonds		1,712,667,508

Government Securities (3.8%)
Municipal Bonds (0.1%)
State of Texas
5.000%, 4/1/37	$1,900,000	1,907,866

U.S. Government Agencies (3.7%)
Federal Home Loan Mortgage Corp.
5.500%, 7/15/38 TBA	3,000,000	2,955,000
Federal National Mortgage Association
5.000%, 7/25/38 TBA	25,000,000	23,960,950
5.500%, 7/25/38 TBA	42,816,000	42,200,520

		69,116,470

Total Government Securities		71,024,336

Total Long Term Debt Securities (96.8%) (Cost $1,935,174,385)		1,807,848,859

	Number of shares

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Corp. Series B
5.250%	81,000	1,108,687

Total Consumer Discretionary		1,108,687

Financials (0.4%)
Commercial Banks (0.1%)
Wachovia Corp.
7.500%	1,200	1,057,656
Diversified Financial Services (0.3%)
Bank of America Corp.
7.250%	6,300	5,567,625
Citigroup, Inc.
6.500%^	16,000	696,000

		6,263,625

Thrifts & Mortgage Finance (0.0%)
Fannie Mae

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
5.375%	1	$60,000

Total Financials		7,381,281

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	11,300	1,894,163

Total Materials		1,894,163

Total Convertible Preferred Stocks (0.5%) (Cost $11,438,658)		10,384,131

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.3%)
Bank of Scotland plc/Australia
2.76%, 8/5/08	$400,000	398,900
Danske Corp.
2.40%, 7/7/08 (n)	23,100,000	23,089,221

Total Commercial Paper		23,488,121

Government Securities (1.1%)
Federal Home Loan Bank
2.00%, 7/1/08 (p)(o)	2,800,000	2,799,844
2.20%, 7/9/08 (p)(o)^	11,100,000	11,093,895
Federal National Mortgage Association
2.20%, 8/4/08 (p)(o)	7,200,000	7,184,600

Total Government Securities		21,078,339

Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	3,840,000	3,840,000
Bank of Ireland
2.83%, 12/19/08 (l)	6,399,559	6,399,559
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	2,820,000	2,820,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,840,000	3,840,000
Comerica Bank
2.50%, 3/16/09 (l)	1,279,942	1,279,942
Credit Industriel et Commercial/New York
2.94%, 8/7/08	6,400,000	6,400,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	3,330,000	3,330,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	134,221,709	134,221,709
Fifth Third Bancorp
2.49%, 8/22/08 (l)	380,000	380,000
First Tennessee Bank
2.50%, 8/15/08 (l)	11,520,000	11,520,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	510,000	510,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,560,000	2,560,000
2.16%, 3/27/09 (l)	3,580,000	3,580,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	1,020,000	1,020,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	5,118,594	5,118,594
2.12%, 6/18/09 (l)	6,398,088	6,398,088
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	7,680,000	7,680,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	6,400,000	6,400,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	3,199,973	3,199,973
Links Finance LLC
2.12%, 6/25/09 (l)	1,919,521	1,919,521
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	3,200,000	3,200,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	6,020,000	6,020,000
Morgan Stanley
3.22%, 2/9/09 (l)	9,951,722	9,951,722
2.65%, 5/7/09 (l)	6,400,000	6,400,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	3,839,232	3,839,232
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	6,403,215	6,403,215
Standard Chartered Bank/New York
2.79%, 8/7/08	9,600,000	9,600,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,280,000	1,280,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		259,111,555

Time Deposit (2.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	52,869,881	52,869,881

Total Short-Term Investments (19.1%) (Cost/Amortized Cost $356,550,740)		356,547,896

Total Investments (116.4%) (Cost/Amortized Cost $2,303,163,783)		2,174,780,886
Other Assets Less Liabilities (-16.4%)		(307,136,085)

Net Assets (100%)		$1,867,644,801

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $13,085,287 or 0.7% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $366,457,880 or 19.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CAD — Canadian Dollar

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

EUR	—	European Currency Unit
GBP	—	British Pound
PIK	—	Payment-in Kind Security
TBA	—	Security is subject to delayed delivery.

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2008	Unrealized Appreciation/ (Depreciation)
Purchases
90 Day Sterling	172	March-09	$40,289,626	$40,173,921	$(115,705)
90 Day Sterling	5	September-09	1,171,568	1,168,407	(3,161)
EURODollar	286	March-09	68,605,950	69,126,200	520,250
EURODollar	86	June-09	20,773,300	20,741,050	(32,250)
EURODollar	39	December-09	9,292,237	9,353,662	61,425

					$430,559

Sales
U.S. Treasury Bonds	664	September-08	$75,592,250	$76,754,250	$(1,162,000)

					$(731,441)

At June 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Sell Value	U.S. $ Current Buy Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union vs. U.S. Dollar, expiring 7/24/08	241	380	$380,000	$379,689	$(311)
European Union vs. U.S. Dollar, expiring 7/24/08	61	95	94,830	95,929	1,099
European Union vs. U.S. Dollar, expiring 7/24/08	244	380	379,937	383,718	3,781

					$4,569

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 10/24/08	9,086	4,625	$9,131,338	$9,085,813	$(45,525)
Canadian Dollar vs. U.S. Dollar, expiring 10/24/08	3,765	3,810	3,731,587	3,765,194	33,607
European Union vs. U.S. Dollar, expiring 7/24/08	27,904	18,012	28,325,971	27,904,190	(421,781)
European Union vs. U.S. Dollar, expiring 10/24/08	2,648	1,675	2,621,716	2,648,209	26,493
European Union vs. U.S. Dollar, expiring 10/24/08	11,931	8,255	12,920,754	11,930,952	(989,802)
European Union vs. U.S. Dollar, expiring 10/24/08	12,253	7,900	12,365,106	12,253,295	(111,811)
European Union vs. U.S. Dollar, expiring 1/16/09	233	150	233,765	232,875	(890)
European Union vs. U.S. Dollar, expiring 1/16/09	2,378	1,550	2,415,567	2,377,995	(37,572)

					$(1,547,281)

					$(1,542,712)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,057,656	$2,160,637,943	$13,085,287	$2,174,780,886
Other Investments*	581,675	64,980	—	646,655

Total	$1,639,331	$2,160,702,923	$13,085,287	$2,175,427,541

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	1,313,116	1,607,692	—	2,920,808

Total	$1,313,116	$1,607,692	$—	$2,920,808

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$15,234,443	$—
Total gains or losses (realized/unrealized) included in earnings	(1,579,394)	—
Purchases, sales, issuances, and settlements (net)	(569,762)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$13,085,287	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets liabilities still held at period ending 6/30/08	$(1,595,139)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,539,578,104
Long-term U.S. Treasury securities	6,078,516

$1,545,656,620

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,465,609,468
Long-term U.S. Treasury securities	19,920,555

$1,485,530,023

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,037,803
Aggregate gross unrealized depreciation	(143,710,432)

Net unrealized depreciation	$(129,672,629)

Federal income tax cost of investments	$2,304,453,515

At June 30, 2008, the Portfolio had loaned securities with a total value of $250,667,311. This was secured by collateral of $259,111,555 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $42,625, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

The Portfolio has a net capital loss carryforward of $286,350,649 of which $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
BHP Billiton Ltd.	887,224	$37,168,480
CSL Ltd.	498,230	17,051,326
Macquarie Airports Ltd.	1,634,490	3,227,822
Macquarie Infrastructure Group^	717,183	1,595,064
National Australia Bank Ltd.	297,121	7,548,129
Oxiana Ltd.	1,380,696	3,481,080
Rio Tinto Ltd.	28,563	3,710,250

		73,782,151

Austria (0.3%)
voestalpine AG	115,100	9,450,581

Belgium (1.0%)
Dexia S.A.^	191,615	3,065,152
Fortis (London International Exchange)^	796,029	12,746,141
Fortis (virt-x Exchange)	443,832	7,099,720
Solvay S.A., Class A	35,800	4,683,394

		27,594,407

Brazil (3.4%)
All America Latina Logistica S.A.	427,073	5,445,307
Bovespa Holding S.A.	1,254,500	15,494,417
Cia Vale do Rio Doce (ADR)	292,176	10,465,744
Gafisa S.A.	514,544	8,858,720
OGX Petroleo e Gas Participacoes S.A.*	3,400	2,687,148
Petroleo Brasileiro S.A. (Mexico Exchange) (ADR)	413,526	29,290,047
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	196,130	13,891,888
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	74,282	9,428,614

		95,561,885

Canada (4.4%)
Canadian Imperial Bank of Commerce^	85,000	4,676,375
EnCana Corp.	73,400	6,720,235
Fairfax Financial Holdings Ltd.^	12,300	3,148,279
Gerdau Ameristeel Corp.	391,200	7,561,589
HudBay Minerals, Inc.*	103,400	1,436,872
Husky Energy, Inc.	111,600	5,343,054
Inmet Mining Corp.	29,200	1,938,076
National Bank of Canada	117,200	5,820,347
Nexen, Inc.	128,233	5,113,223
Nova Chemicals Corp.	95,100	2,340,894
Onex Corp.	104,000	3,062,783
Petro-Canada	171,100	9,582,741
Potash Corp. of Saskatchewan, Inc.	119,090	27,220,401
Research In Motion Ltd.*	190,581	22,278,919
Rogers Communications, Inc., Class B	390,494	15,149,498
Westjet Airlines Ltd. V.V.*	124,300	1,666,354

		123,059,640

Denmark (1.2%)
Vestas Wind Systems A/S*	257,412	33,694,093

Egypt (0.0%)
Orascom Construction Industries SAE (GDR)	9,332	1,263,452

Finland (1.1%)
Nokia Oyj	1,026,125	25,025,373
Stora Enso Oyj, Class R^	572,400	5,371,242

		30,396,615

France (11.4%)
Accor S.A.	281,776	18,823,740
Air France-KLM	121,600	2,917,745
Alstom S.A.^	102,109	23,579,478
BNP Paribas S.A.	268,838	24,355,070
Cie de Saint-Gobin S.A.^	96,126	6,014,473
Cie Generale de Geophysique-Veritas*	220,506	10,432,629
Compagnie Generale des Etablissements Michelin, Class B^	79,900	5,741,446
Credit Agricole S.A.	571,216	11,673,576
France Telecom S.A.	227,100	6,689,903
Groupe Danone S.A.	64,243	4,511,174
Imerys S.A.^	60,001	4,346,499
J.C. Decaux S.A.^	344,534	8,782,291
Lafarge S.A.	84,205	12,911,631
Lagardere SCA	113,500	6,463,582
Pernod-Ricard S.A.^	114,100	11,721,820
PPR S.A.^	82,206	9,150,647
Renault S.A.	132,000	10,827,807
Sanofi-Aventis S.A.	296,211	19,788,054
Societe Generale S.A.	140,218	12,206,165
Suez S.A.	68,200	4,643,003
Total S.A.	754,132	64,353,998
Vallourec^	22,800	8,001,903
Veolia Environnement	526,905	29,558,134

		317,494,768

Germany (9.8%)
Allianz SE (Registered)	107,100	18,868,980
BASF SE	302,800	20,890,898
Bayer AG	114,690	9,653,468
Commerzbank AG	354,140	10,504,727
Continental AG^	302,129	31,048,091
Deutsche Bank AG (Registered)	196,400	16,960,826
Deutsche Lufthansa AG (Registered)	260,900	5,627,604
Deutsche Post AG (Registered)	306,976	8,023,085
Deutsche Telekom AG (Registered)	586,500	9,603,515
E.ON AG	240,021	48,428,021
Fresenius Medical Care AG & Co. KGaA^	58,500	3,224,607
GEA Group AG	289,192	10,217,344
Linde AG	114,096	16,041,713
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	78,800	13,803,657
RWE AG	134,990	17,051,684
SAP AG^	200,800	10,515,134
Siemens AG (Registered)	134,342	14,916,021
Symrise AG	257,120	5,586,552
TUI AG^	145,200	3,365,141

		274,331,068

Greece (0.2%)
Piraeus Bank S.A.	215,693	5,861,459

Hong Kong (2.5%)
China Merchants Holdings International Co., Ltd.	1,026,000	3,967,283
China Mobile Ltd.	1,668,000	22,418,981
CNOOC Ltd.	8,109,100	13,956,731
Esprit Holdings Ltd.	1,447,800	15,040,149
Hang Lung Properties Ltd.	1,383,000	4,434,256
Orient Overseas International Ltd.^	174,000	870,307
Shangri-La Asia Ltd.	3,474,973	8,111,130

		68,798,837

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
India (0.5%)
ICICI Bank Ltd. (ADR)*	477,238	$13,725,365

Israel (0.8%)
Teva Pharmaceutical Industries Ltd. (ADR)	472,656	21,647,645

Italy (2.5%)
Banco Popolare S.c.a.r.l	163,500	2,903,727
ENI S.p.A.	1,051,771	39,246,272
Fondiaria-Sai S.p.A.	117,895	3,905,440
Fondiaria-Sai S.p.A. (RNC)	14,200	317,248
Intesa Sanpaolo S.p.A.	1,316,571	7,519,355
Telecom Italia S.p.A.	3,370,200	6,791,951
Telecom Italia S.p.A. (RNC)	1,709,500	2,772,268
UniCredit S.p.A.	1,147,236	7,021,858

		70,478,119

Japan (16.4%)
Alps Electric Co., Ltd.^	341,600	3,529,079
Astellas Pharma, Inc.	198,400	8,407,967
Canon, Inc.^	405,700	20,860,969
Daikin Industries Ltd.	317,064	16,004,737
Daiwa Securities Group, Inc.	794,000	7,298,055
DIC Corp.	895,000	2,587,607
East Japan Railway Co.	1,346	10,964,731
Fujitsu Ltd.	2,104,000	15,613,806
Hitachi Construction Machinery Co., Ltd.	183,812	5,149,887
Hitachi Ltd.	385,000	2,777,323
Honda Motor Co., Ltd.	703,000	23,900,080
Japan Tobacco, Inc.	2,158	9,206,329
JFE Holdings, Inc.	239,100	12,046,758
Komatsu Ltd.	272,400	7,593,389
Kyushu Electric Power Co., Inc.	34,000	710,835
Marubeni Corp.	2,332,000	19,480,002
Mitsubishi Chemical Holdings Corp.	767,000	4,463,964
Mitsubishi Corp.	764,300	25,192,353
Mitsubishi UFJ Financial Group, Inc.	620,700	5,500,576
Mitsui & Co., Ltd.	467,000	10,313,274
Mitsui Chemicals, Inc.	513,000	2,526,713
Mitsui Fudosan Co., Ltd.	258,000	5,515,468
Mitsui O.S.K. Lines Ltd.	687,000	9,788,868
Mizuho Financial Group, Inc.	2,215	10,346,471
Murata Manufacturing Co., Ltd.	167,700	7,896,596
Nidec Corp.	120,600	8,029,778
Nintendo Co., Ltd.	61,900	34,918,397
Nippon Mining Holdings, Inc.	753,500	4,718,910
Nippon Steel Corp.	1,748,000	9,465,555
Nippon Telegraph & Telephone Corp.	1,964	9,617,931
Nippon Yusen KK	438,000	4,211,499
Nissan Motor Co., Ltd.	2,657,600	21,949,571
Nitto Denko Corp.	77,600	2,981,664
Nomura Holdings, Inc.	255,800	3,789,362
ORIX Corp.	39,000	5,579,037
Sharp Corp.	485,000	7,897,208
Shin-Etsu Chemical Co., Ltd.	173,800	10,769,920
SMC Corp.	49,500	5,421,528
Sony Corp.	374,400	16,360,277
Sumitomo Corp.	522,000	6,857,748
Sumitomo Mitsui Financial Group, Inc.	2,891	21,753,628
Sumitomo Realty & Development Co., Ltd.^	248,000	4,928,003
Tokyo Electric Power Co., Inc.	444,500	11,428,027
Toshiba Corp.	1,311,000	9,667,213
Toyota Motor Corp.	216,500	10,214,861

		458,235,954

Luxembourg (0.6%)
ArcelorMittal	164,851	16,299,718

Mexico (2.4%)
America Movil S.A.B. de C.V., Series L (ADR)	837,486	44,177,386
Cemex S.A.B. de C.V. (ADR)*	566,148	13,983,856
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	218,927	9,963,368

		68,124,610

Netherlands (6.2%)
ASML Holding N.V.	380,977	9,387,328
Heineken N.V.	393,270	20,073,944
ING Groep N.V. (CVA)^	1,628,467	51,932,602
Koninklijke Ahold N.V.	696,220	9,361,237
Koninklijke BAM Groep NV.	124,200	2,197,945
Koninklijke DSM N.V.	91,000	5,354,185
Koninklijke Philips Electronics N.V.	275,732	9,381,468
Reed Elsevier N.V.	409,060	6,897,717
Royal Dutch Shell plc, Class B	71,028	2,857,838
Royal Dutch Shell plc, Class A	1,102,700	45,374,176
Wolters Kluwer N.V.	415,276	9,702,856

		172,521,296

New Zealand (0.2%)
Telecom Corp of New Zealand Ltd.^	1,828,700	4,891,102

Norway (0.9%)
Norsk Hydro ASA^	657,600	9,606,031
StatoilHydro ASA	395,750	14,755,542

		24,361,573

Singapore (0.3%)
CapitaLand Ltd.	1,847,000	7,737,974
Neptune Orient Lines Ltd.	378,000	897,387

		8,635,361

South Africa (0.5%)
MTN Group Ltd.	832,226	13,232,712

South Korea (0.5%)
Samsung Electronics Co., Ltd.	21,450	12,816,070

Spain (1.9%)
Banco Bilbao Vizcaya Argentaria S.A.	449,700	8,616,727
Banco Santander S.A.	417,400	7,669,237
Gamesa Corp. Tecnologica S.A.	96,230	4,730,121
Inditex S.A.^	144,572	6,660,202
Repsol YPF S.A.	293,700	11,574,272
Telefonica S.A.	549,630	14,607,360

		53,857,919

Sweden (0.8%)
Electrolux AB, Class B^	85,300	1,090,603
Nordea Bank AB	328,000	4,525,866
Svenska Cellulosa AB, Class B	328,500	4,650,039
Tele2 AB, Class B	311,600	6,105,289
Volvo AB, Class B	449,600	5,524,396

		21,896,193

Switzerland (10.1%)
ABB Ltd. (Registered)*	1,304,101	37,097,719
Actelion Ltd. (Registered)*^	194,779	10,429,652
Adecco S.A. (Registered)	162,720	8,075,869
Credit Suisse Group (Registered)	961,845	44,158,906
Holcim Ltd. (Registered)	372,127	30,143,908
Julius Baer Holding AG (Registered)	232,312	15,691,379

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Lonza Group AG (Registered)	199,889	$27,726,760
Nestle S.A. (Registered)	1,016,220	45,919,157
Novartis AG (Registered)	388,141	21,372,357
Roche Holding AG	96,817	17,438,528
Xstrata plc	129,880	10,410,147
Zurich Financial Services AG (Registered)	49,585	12,692,945

		281,157,327

Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	1,858,813	20,279,650

United Kingdom (14.3%)
Associated British Foods plc	453,300	6,848,539
Aviva plc	649,781	6,484,274
Barclays plc	3,455,844	20,065,469
BG Group plc	1,355,728	35,294,317
BHP Billiton plc	629,287	24,066,150
BP plc	513,200	5,962,083
British Land Co. plc (REIT)	255,331	3,603,297
British Sky Broadcasting Group plc	1,039,659	9,774,387
Burberry Group plc	817,687	7,378,056
Centrica plc	601,262	3,715,627
GlaxoSmithKline plc	1,230,229	27,273,304
HBOS plc	3,037,650	16,699,499
Home Retail Group plc	750,200	3,257,543
HSBC Holdings plc^	1,452,000	22,513,938
ICAP plc	930,399	10,044,426
ITV plc	2,094,710	1,865,040
Johnson Matthey plc	137,806	5,067,065
Kazakhmys plc	269,400	8,542,742
Man Group plc	1,573,558	19,557,979
Reckitt Benckiser Group plc	219,096	11,106,542
Rio Tinto plc	108,654	13,004,826
Royal Bank of Scotland Group plc	3,587,898	15,365,092
RSA Insurance Group plc	968,892	2,423,939
Smith & Nephew plc	577,301	6,370,429
Standard Chartered plc	554,904	15,805,583
Taylor Wimpey plc	461,860	570,373
Tesco plc	3,751,702	27,597,152
Trinity Mirror plc	430,300	934,231
Vodafone Group plc	14,595,543	43,361,085
Wm. Morrison Supermarkets plc	1,153,584	6,117,803
Wolseley plc	567,266	4,254,106
WPP Group plc	1,301,824	12,556,787

		397,481,683

United States (0.4%)
Las Vegas Sands Corp.*	257,951	12,237,195

Total Common Stocks (98.0%) (Cost $2,707,556,661)		2,733,168,448

	Number of Rights
RIGHTS:
United Kingdom (0.0%)
Barclays plc, expiring 7/17/08*	740,537	140,129
HBOS plc, expiring 7/18/08*	1,215,060	260,173

Total Rights (—%) (Cost $—)		400,302

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.2%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	2,530,000	2,530,000
Bank of Ireland
2.83%, 12/19/08 (l)	4,209,710	4,209,710
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,850,000	1,850,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,530,000	2,530,000
Comerica Bank
2.50%, 3/16/09 (l)	839,962	839,962
Credit Industriel et Commercial/New York
2.94%, 8/7/08	4,210,000	4,210,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	2,190,000	2,190,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	91,190,444	91,190,444
Fifth Third Bancorp
2.49%, 8/22/08 (l)	250,000	250,000
First Tennessee Bank
2.50%, 8/15/08 (l)	7,580,000	7,580,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	340,000	340,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,680,000	1,680,000
2.16%, 3/27/09 (l)	2,360,000	2,360,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	670,000	670,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	3,369,075	3,369,075
2.12%, 6/18/09 (l)	4,208,742	4,208,742
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	5,050,000	5,050,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	4,210,000	4,210,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	2,109,983	2,109,983
Links Finance LLC
2.12%, 6/25/09 (l)	1,259,685	1,259,685
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,110,000	2,110,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	3,960,000	3,960,000
Morgan Stanley
3.22%, 2/9/09 (l)	6,551,384	6,551,384
2.65%, 5/7/09 (l)	4,210,000	4,210,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	2,529,494	2,529,494
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	4,212,115	4,212,115
Standard Chartered Bank/New York
2.79%, 8/7/08	6,320,000	6,320,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	840,000	840,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		173,370,594

Time Deposit (1.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08	38,297,493	38,297,493

Total Short-Term Investments (7.6%) (Amortized Cost $211,668,087)		211,668,087

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (105.6%) (Cost/Amortized Cost $2,919,224,748)		$2,945,236,837
Other Assets Less Liabilities (-5.6%)		(157,094,993)

Net Assets (100%)		$2,788,141,844

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares
CVA	—	Dutch Certification

At June 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2008	Unrealized Depreciation
Purchases
Dow Jones EURO STOXX 50 Index	70	September-08	$3,940,191	$3,725,149	$(215,042)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$354,635,990	$2,590,600,847	$—	$2,945,236,837
Other Investments*	—	—	—	—

Total	$354,635,990	$2,590,600,847	$—	$2,945,236,837

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	215,042	—	—	215,042

Total	$215,042	$—	$—	$215,042

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$854,704,300
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$694,598,903

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,857,711
Aggregate gross unrealized depreciation	(296,589,610)

Net unrealized appreciation	$22,268,101

Federal income tax cost of investments	$2,922,968,736

At June 30, 2008, the Portfolio had loaned securities with a total value of $164,952,021. This was secured by collateral of $173,370,594 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $76,549 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $194 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.2%)
Autoliv, Inc.	18,200	$848,484
Lear Corp.*^	24,600	348,828
Magna International, Inc., Class A	12,800	758,272

		1,955,584

Automobiles (1.3%)
Daimler AG	17,000	1,048,390
General Motors Corp.^	83,900	964,850
Toyota Motor Corp.	216,700	10,224,297
Toyota Motor Corp. (ADR)^	17,900	1,682,600

		13,920,137

Hotels, Restaurants & Leisure (1.9%)
Las Vegas Sands Corp.*^	103,095	4,890,827
Life Time Fitness, Inc.*^	94,200	2,783,610
McDonald’s Corp.	27,100	1,523,562
Melco PBL Entertainment Macau Ltd. (ADR)*^	218,000	2,031,760
Wynn Resorts Ltd.^	100,690	8,191,131

		19,420,890

Household Durables (0.2%)
Black & Decker Corp.^	16,600	954,666
Centex Corp.	29,200	390,404
KB Home^	28,100	475,733

		1,820,803

Internet & Catalog Retail (1.3%)
Liberty Media Corp., Interactive, Class A*	476,115	7,027,457
priceline.com, Inc.*^	58,504	6,754,872

		13,782,329

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	50,700	537,420

Media (3.0%)
CBS Corp., Class B	59,000	1,149,910
Comcast Corp., Class A	25,300	479,941
Comcast Corp., Special, Class A^	551,780	10,351,393
DIRECTV Group, Inc.*	394,500	10,221,495
Gannett Co., Inc.^	71,500	1,549,405
Time Warner, Inc.	211,600	3,131,680
Viacom, Inc., Class B*	61,300	1,872,102
Walt Disney Co.	94,700	2,954,640

		31,710,566

Multiline Retail (0.7%)
Dollar Tree, Inc.*	28,900	944,741
Family Dollar Stores, Inc.	28,300	564,302
Macy’s, Inc.	78,300	1,520,586
Nordstrom, Inc.^	158,400	4,799,520

		7,829,149

Specialty Retail (1.3%)
Gap, Inc.	76,300	1,271,921
Home Depot, Inc.	112,700	2,639,434
Limited Brands, Inc.	4,400	74,140
Lowe’s Cos., Inc.	87,700	1,819,775
Office Depot, Inc.*	418,913	4,582,908
Staples, Inc.	154,700	3,674,125

		14,062,303

Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.	95,600	1,314,500
NIKE, Inc., Class B	161,860	9,648,475

		10,962,975

Total Consumer Discretionary		116,002,156

Consumer Staples (7.7%)
Beverages (0.9%)
Coca-Cola Co.	19,600	1,018,808
Coca-Cola Enterprises, Inc.	95,100	1,645,230
Molson Coors Brewing Co., Class B	13,200	717,156
Pepsi Bottling Group, Inc.	62,100	1,733,832
PepsiCo, Inc.	59,300	3,770,887

		8,885,913

Food & Staples Retailing (2.4%)
CVS Caremark Corp.	291,503	11,534,774
Kroger Co.	38,000	1,097,060
Rite Aid Corp.*^	2,798,200	4,449,138
Safeway, Inc.	47,700	1,361,835
SUPERVALU, Inc.	55,000	1,698,950
Wal-Mart Stores, Inc.	81,400	4,574,680

		24,716,437

Food Products (0.9%)
Archer-Daniels-Midland Co.	58,500	1,974,375
Del Monte Foods Co.	67,300	477,830
General Mills, Inc.	24,800	1,507,096
Kellogg Co.	26,100	1,253,322
Kraft Foods, Inc., Class A	68,600	1,951,670
Sara Lee Corp.	112,400	1,376,900
Tyson Foods, Inc., Class A	72,200	1,078,668

		9,619,861

Household Products (0.8%)
Colgate-Palmolive Co.	22,900	1,582,390
Kimberly-Clark Corp.	23,700	1,416,786
Procter & Gamble Co.	93,100	5,661,411

		8,660,587

Personal Products (0.6%)
Avon Products, Inc.	185,945	6,697,739

Tobacco (2.1%)
Altria Group, Inc.	326,935	6,721,783
Philip Morris International, Inc.	285,235	14,087,757
Reynolds American, Inc.^	36,800	1,717,456

		22,526,996

Total Consumer Staples		81,107,533

Energy (11.6%)
Energy Equipment & Services (0.2%)
Helmerich & Payne, Inc.^	26,900	1,937,338
Schlumberger Ltd.	3,200	343,776

		2,281,114

Oil, Gas & Consumable Fuels (11.4%)
Anadarko Petroleum Corp.	37,000	2,769,080
Apache Corp.	42,735	5,940,165
BP plc (ADR)	25,900	1,801,863
Chevron Corp.	75,200	7,454,576
ConocoPhillips	365,875	34,534,941
Devon Energy Corp.	12,300	1,477,968
EOG Resources, Inc.	61,300	8,042,560
Exxon Mobil Corp.	333,600	29,400,168
Gazprom OAO (ADR)^	185,400	10,753,200
Hess Corp.	53,380	6,736,022
Marathon Oil Corp.	20,400	1,058,148
Occidental Petroleum Corp.	5,000	449,300
Royal Dutch Shell plc (ADR).	20,700	1,691,397

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sunoco, Inc.	15,500	$630,695
Total S.A. (ADR)	22,600	1,927,102
Valero Energy Corp.	125,115	5,152,236

		119,819,421

Total Energy		122,100,535

Financials (12.2%)
Capital Markets (1.8%)
Deutsche Bank AG (Registered)^	17,900	1,527,765
Goldman Sachs Group, Inc.	63,710	11,142,879
Lehman Brothers Holdings, Inc.^	22,700	449,687
Merrill Lynch & Co., Inc.	32,300	1,024,233
Morgan Stanley	73,600	2,654,752
optionsXpress Holdings, Inc.^	117,775	2,631,094

		19,430,410

Commercial Banks (1.1%)
Comerica, Inc.^	26,600	681,758
Fifth Third Bancorp.	47,200	480,496
KeyCorp	7,975	87,565
National City Corp.^	49,200	234,684
SunTrust Banks, Inc.	19,000	688,180
U.S. Bancorp.	246,329	6,870,116
Wachovia Corp.^	98,300	1,526,599
Wells Fargo & Co.	32,200	764,750

		11,334,148

Consumer Finance (1.3%)
American Express Co.	307,490	11,583,148
Discover Financial Services^	126,000	1,659,420

		13,242,568

Diversified Financial Services (2.2%)
Bank of America Corp.	134,500	3,210,515
CIT Group, Inc.	153,900	1,048,059
Citigroup, Inc.	32,800	549,728
CME Group, Inc.	23,565	9,029,872
JPMorgan Chase & Co.	282,100	9,678,851

		23,517,025

Insurance (5.0%)
ACE Ltd.	157,700	8,687,693
Aflac, Inc.	5,000	314,000
Allstate Corp.	276,200	12,591,958
American International Group, Inc.	247,300	6,543,558
Chubb Corp.	40,700	1,994,707
Everest Reinsurance Group Ltd.	8,100	645,651
Fidelity National Financial, Inc., Class A	28,600	360,360
Genworth Financial, Inc., Class A	90,500	1,611,805
Hartford Financial Services Group, Inc.	123,300	7,961,481
MetLife, Inc.	44,500	2,348,265
Old Republic International Corp.	76,600	906,944
PartnerReinsurance Ltd.^	900	62,217
Prudential Financial, Inc.	7,600	454,024
RenaissanceReinsurance Holdings Ltd.	25,700	1,148,019
Safeco Corp.	17,400	1,168,584
Torchmark Corp.	16,100	944,265
Travelers Cos., Inc.	49,700	2,156,980
Unum Group	84,000	1,717,800
XL Capital Ltd., Class A	26,500	544,840

		52,163,151

Thrifts & Mortgage Finance (0.8%)
Fannie Mae^	306,705	5,983,815
Freddie Mac	89,500	1,467,800
Washington Mutual MultiFamily Mortgage Ltd.(b)*†	148,000	656,676
Washington Mutual, Inc.^	53,500	263,755

		8,372,046

Total Financials		128,059,348

Health Care (14.0%)
Biotechnology (5.7%)
Celgene Corp.*	112,110	7,160,466
Genentech, Inc.*	366,585	27,823,801
Gilead Sciences, Inc.*	391,475	20,728,601
OSI Pharmaceuticals, Inc.*^	90,040	3,720,453

		59,433,321

Health Care Equipment & Supplies (1.5%)
Alcon, Inc.	35,659	5,804,929
Covidien Ltd.	20,125	963,786
Varian Medical Systems, Inc.*	178,600	9,260,410

		16,029,125

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	32,600	1,303,674
Cardinal Health, Inc.	38,300	1,975,514
Coventry Health Care, Inc.*	186,855	5,684,129
McKesson Corp.	28,100	1,571,071

		10,534,388

Health Care Technology (0.3%)
Eclipsys Corp.*^	187,024	3,433,761

Pharmaceuticals (5.5%)
Abbott Laboratories	6,300	333,711
Eli Lilly & Co.	235,400	10,866,064
GlaxoSmithKline plc (ADR)^	37,000	1,636,140
Johnson & Johnson	53,900	3,467,926
Merck & Co., Inc.	389,695	14,687,605
Novartis AG (ADR)	34,500	1,898,880
Pfizer, Inc.	271,300	4,739,611
Roche Holding AG	18,500	3,332,191
Sanofi-Aventis S.A. (ADR)	47,700	1,585,071
Schering-Plough Corp.	130,800	2,575,452
Teva Pharmaceutical Industries Ltd. (ADR)^	191,600	8,775,280
Wyeth	72,200	3,462,712

		57,360,643

Total Health Care		146,791,238

Industrials (4.6%)
Aerospace & Defense (1.0%)
Boeing Co.	112,940	7,422,417
Lockheed Martin Corp.	11,800	1,164,188
Northrop Grumman Corp.	29,700	1,986,930

		10,573,535

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	600	36,882

Airlines (0.1%)
JetBlue Airways Corp.*^	354,300	1,321,539
UAL Corp.^	48,000	250,560

		1,572,099

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	150,400	1,898,048
Pitney Bowes, Inc.	37,500	1,278,750

		3,176,798

Industrial Conglomerates (1.0%)
3M Co.	27,500	1,913,725
General Electric Co.	247,800	6,613,782

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International Ltd.	57,100	$2,286,284

		10,813,791

Machinery (1.6%)
Caterpillar, Inc.	41,300	3,048,766
Cummins, Inc.	44,400	2,909,088
Danaher Corp.	81,240	6,279,852
Dover Corp.	39,500	1,910,615
Illinois Tool Works, Inc.	8,000	380,080
SPX Corp.	14,000	1,844,220

		16,372,621

Road & Rail (0.6%)
Avis Budget Group, Inc.*	58,000	485,460
Hertz Global Holdings, Inc.*	393,571	3,778,281
Ryder System, Inc.	23,500	1,618,680

		5,882,421

Total Industrials		48,428,147

Information Technology (21.7%)
Communications Equipment (4.4%)
Cisco Systems, Inc.*	94,600	2,200,396
Corning, Inc.	876,745	20,208,972
Motorola, Inc.	74,200	544,628
Nokia Oyj (ADR)	242,045	5,930,103
QUALCOMM, Inc	181,900	8,070,903
Research In Motion Ltd.*	76,295	8,918,885

		45,873,887

Computers & Peripherals (5.7%)
Apple, Inc.*	84,259	14,108,327
Dell, Inc.*	662,200	14,488,936
EMC Corp.*	757,235	11,123,782
Hewlett-Packard Co.	265,650	11,744,387
International Business Machines Corp.	48,400	5,736,852
Lexmark International, Inc., Class A*	34,900	1,166,707
Western Digital Corp.*	58,600	2,023,458

		60,392,449

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	45,700	1,403,904
Avnet, Inc.*	49,500	1,350,360
Flextronics International Ltd.*	142,511	1,339,603
Ingram Micro, Inc., Class A*	89,700	1,592,175
Sanmina-SCI Corp.*	46,300	59,264
Tech Data Corp.*	21,000	711,690
Tyco Electronics Ltd.	20,125	720,878
Vishay Intertechnology, Inc.*	64,700	573,889

		7,751,763

Internet Software & Services (2.0%)
eBay, Inc.*	373,025	10,194,773
Google, Inc., Class A*	21,710	11,428,578

		21,623,351

IT Services (1.5%)
Accenture Ltd., Class A	21,200	863,264
Electronic Data Systems Corp.	53,800	1,325,632
Paychex, Inc.	96,000	3,002,880
Visa, Inc., Class A*	67,100	5,455,901
Western Union Co.	197,240	4,875,773

		15,523,450

Semiconductors & Semiconductor Equipment (4.1%)
Cypress Semiconductor Corp.*^	257,035	6,361,616
Intel Corp.	609,710	13,096,571
KLA-Tencor Corp.	200,885	8,178,028
ON Semiconductor Corp.*^	439,027	4,025,878
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	168,700	1,840,517
Texas Instruments, Inc.	336,900	9,487,104

		42,989,714

Software (3.3%)
Microsoft Corp.	839,942	23,106,804
Oracle Corp.*	531,435	11,160,135

		34,266,939

Total Information Technology		228,421,553

Materials (4.3%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	36,456	3,604,040
Ashland, Inc.	27,400	1,320,680
Dow Chemical Co.	65,900	2,300,569
E.I. du Pont de Nemours & Co.	64,500	2,766,405
Lubrizol Corp.	4,700	217,751
Praxair, Inc.	76,595	7,218,313
Syngenta AG (ADR)	179,635	11,622,385

		29,050,143

Containers & Packaging (0.4%)
Ball Corp.	39,300	1,876,182
Owens-Illinois, Inc.*	38,600	1,609,234
Sonoco Products Co.	25,000	773,750

		4,259,166

Metals & Mining (1.1%)
Alcoa, Inc	69,700	2,482,714
ArcelorMittal (N.Y. Shares)^	32,000	3,170,240
Freeport-McMoRan Copper & Gold, Inc.^	49,363	5,784,850

		11,437,804

Total Materials		44,747,113

Telecommunication Services (4.9%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	551,700	18,586,773
France Telecom S.A.	234,800	6,916,729
Level 3 Communications, Inc.*^	1,637,000	4,829,150
Verizon Communications, Inc.	109,400	3,872,760

		34,205,412

Wireless Telecommunication Services (1.6%)
China Mobile Ltd.	331,000	4,448,851
Crown Castle International Corp.*	217,600	8,427,648
Sprint Nextel Corp.	308,400	2,929,800
Vodafone Group plc (ADR)	53,100	1,564,326

		17,370,625

Total Telecommunication Services		51,576,037

Utilities (1.6%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	43,300	1,741,959
Entergy Corp.	113,635	13,690,745

		15,432,704

Multi-Utilities (0.1%)
CMS Energy Corp.	74,500	1,110,050

Total Utilities		16,542,754

Total Common Stocks (93.6%) (Cost $1,047,523,453)		983,776,414

PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
CIT Group, Inc.,
8.750%	23,400	956,592

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Total Preferred Stocks (0.1%%) (Cost $1,170,000)		$956,592

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (2.5%)
Federal Home Loan Bank
2.00%, 7/1/08 (p)(o)	$25,800,000	25,798,674

Short-Term Investments of Cash Collateral for Securities Loaned (9.8%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,580,000	1,580,000
Bank of Ireland
2.83%, 12/19/08 (l)	2,649,818	2,649,818
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,170,000	1,170,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,590,000	1,590,000
Comerica Bank
2.50%, 3/16/09 (l)	529,976	529,976
Credit Industriel et Commercial/New York
2.94%, 8/7/08	2,650,000	2,650,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	1,380,000	1,380,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	51,803,782	51,803,782
Fifth Third Bancorp
2.49%, 8/22/08 (l)	160,000	160,000
First Tennessee Bank
2.50%, 8/15/08 (l)	4,760,000	4,760,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	210,000	210,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,060,000	1,060,000
2.16%, 3/27/09 (l)	1,480,000	1,480,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	420,000	420,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	2,119,418	2,119,418
2.12%, 6/18/09 (l)	2,649,208	2,649,208
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	3,170,000	3,170,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	2,650,000	2,650,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	1,319,989	1,319,989
Links Finance LLC
2.12%, 6/25/09 (l)	789,803	789,803
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	1,320,000	1,320,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	2,490,000	2,490,000
Morgan Stanley
3.22%, 2/9/09 (l)	4,118,298	4,118,298
2.65%, 5/7/09 (l)	2,650,000	2,650,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,589,682	1,589,682
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	2,651,331	2,651,331
Standard Chartered Bank/New York
2.79%, 8/7/08	3,970,000	3,970,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	530,000	530,000
Total Short-Term Investments of Cash Collateral for Securities Loaned		$103,461,305

Time Deposit (3.7%)
JPMorgan Chase Nassau
1.49%, 7/1/08	38,402,249	38,402,249

Total Short-Term Investments (16.0%) (Cost/Amortized Cost $167,663,554)		167,662,228

Total Investments (109.7%) (Cost/Amortized Cost $1,216,357,007)		1,152,395,234
Other Assets Less Liabilities (-9.7%)		(102,014,886)

Net Assets (100%)		$1,050,380,348

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $656,676 or 0.1% of net assets) at fair value.
(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.
(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$948,401,062	$203,337,496	$656,676	$1,152,395,234
Other Investments*	—	—	—	—

Total	$948,401,062	$203,337,496	$656,676	$1,152,395,234

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(638,324)	—
Purchases, sales, issuances, and settlements (net)	1,295,000	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$656,676	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets liabilities still held at period ending 6/30/08	$(638,324)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$326,074,597
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$190,522,259

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,651,942
Aggregate gross unrealized depreciation	(145,536,549)

Net unrealized depreciation	$(68,884,607)

Federal income tax cost of investments	$1,221,279,841

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008, the Portfolio had loaned securities with a total value of $99,553,084. This was secured by collateral of $103,461,305 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $2,904 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Hotels, Restaurants & Leisure (3.2%)
International Game Technology^	50,300	$1,256,494
Las Vegas Sands Corp.*^	47,795	2,267,395
Marriott International, Inc., Class A	59,100	1,550,784
McDonald’s Corp.	22,135	1,244,430
MGM MIRAGE*^	17,497	592,973
Yum! Brands, Inc.	133,200	4,673,988

		11,586,064

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*^	178,050	13,056,406
Expedia, Inc.*^	49,900	917,162

		13,973,568

Media (0.5%)
Walt Disney Co.	43,370	1,353,144
XM Satellite Radio Holdings, Inc., Class A*^	87,000	682,080

		2,035,224

Multiline Retail (0.5%)
Kohl’s Corp.*	44,800	1,793,792

Specialty Retail (0.7%)
Bed Bath & Beyond, Inc.*	37,800	1,062,180
Lowe’s Cos., Inc.	65,585	1,360,889

		2,423,069

Total Consumer Discretionary		31,811,717

Consumer Staples (7.0%)
Beverages (1.0%)
Coca-Cola Co.	39,520	2,054,249
PepsiCo, Inc.	22,020	1,400,252

		3,454,501

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	42,900	3,009,006
CVS Caremark Corp.	119,898	4,744,364
Wal-Mart Stores, Inc.	83,500	4,692,700

		12,446,070

Household Products (2.2%)
Colgate-Palmolive Co.	33,235	2,296,539
Procter & Gamble Co.	95,950	5,834,719

		8,131,258

Personal Products (0.4%)
Avon Products, Inc.	44,585	1,605,952

Total Consumer Staples		25,637,781

Energy (8.6%)
Energy Equipment & Services (6.4%)
Oceaneering International, Inc.*	33,600	2,588,880
Schlumberger Ltd.	144,090	15,479,589
Transocean, Inc.*	21,225	3,234,478
Weatherford International Ltd.*	46,880	2,324,779

		23,627,726

Oil, Gas & Consumable Fuels (2.2%)
Devon Energy Corp.	10,840	1,302,534
Marathon Oil Corp.	26,475	1,373,258
Suncor Energy, Inc.	23,600	1,371,632
XTO Energy, Inc.	56,223	3,851,838

		7,899,262

Total Energy		31,526,988

Financials (7.7%)
Capital Markets (3.8%)
Charles Schwab Corp.	81,904	1,682,308
Franklin Resources, Inc.	18,100	1,658,865
Goldman Sachs Group, Inc.	17,225	3,012,652
Morgan Stanley	51,300	1,850,391
Northern Trust Corp.	36,245	2,485,320
State Street Corp.	48,700	3,116,313

		13,805,849

Commercial Banks (0.3%)
U.S. Bancorp.	39,520	1,102,213

Diversified Financial Services (1.7%)
CME Group, Inc.	2,805	1,074,848
IntercontinentalExchange, Inc.*	45,935	5,236,590

		6,311,438

Insurance (1.9%)
Berkshire Hathaway, Inc., Class A	37	4,467,750
MetLife, Inc.	21,275	1,122,682
Progressive Corp.	67,000	1,254,240

		6,844,672

Total Financials		28,064,172

Health Care (19.1%)
Biotechnology (8.8%)
Celgene Corp.*	68,911	4,401,346
Cephalon, Inc.*	39,300	2,620,917
Genentech, Inc.*	108,475	8,233,252
Genzyme Corp.*	77,600	5,588,752
Gilead Sciences, Inc.*	216,800	11,479,560

		32,323,827

Health Care Equipment & Supplies (4.2%)
Baxter International, Inc.	50,790	3,247,513
Intuitive Surgical, Inc.*	9,200	2,478,480
Medtronic, Inc.	69,275	3,584,981
St. Jude Medical, Inc.*	32,400	1,324,512
Stryker Corp.	22,300	1,402,224
Varian Medical Systems, Inc.*	68,500	3,551,725

		15,589,435

Health Care Providers & Services (1.6%)
Humana, Inc.*	33,700	1,340,249
McKesson Corp.	23,200	1,297,112
Medco Health Solutions, Inc.*	65,780	3,104,816

		5,742,177

Health Care Technology (0.8%)
Cerner Corp.*	66,000	2,981,880

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.*	38,030	2,119,412

Pharmaceuticals (3.1%)
Abbott Laboratories	52,420	2,776,687
Allergan, Inc.	34,900	1,816,545
Elan Corp. plc (ADR)*^	20,800	739,440
Merck & Co., Inc.	46,539	1,754,055
Teva Pharmaceutical Industries Ltd. (ADR)	47,280	2,165,424

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	40,600	$1,947,176

		11,199,327

Total Health Care		69,956,058

Industrials (7.8%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	41,175	3,466,935
Precision Castparts Corp.	10,890	1,049,469
United Technologies Corp.	32,855	2,027,154

		6,543,558

Air Freight & Logistics (2.2%)
C.H. Robinson Worldwide, Inc.	74,795	4,101,758
Expeditors International of Washington, Inc.	95,400	4,102,200

		8,203,958

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*^	29,100	599,751

Construction & Engineering (1.0%)
Fluor Corp.	13,375	2,488,820
Foster Wheeler Ltd.*	16,900	1,236,235

		3,725,055

Industrial Conglomerates (0.9%)
McDermott International, Inc.*	25,700	1,590,573
Textron, Inc.	33,305	1,596,309

		3,186,882

Machinery (1.7%)
Danaher Corp.	58,100	4,491,130
Deere & Co.	22,625	1,631,941

		6,123,071

Total Industrials		28,382,275

Information Technology (33.4%)
Communications Equipment (6.9%)
Cisco Systems, Inc.*	148,200	3,447,132
Juniper Networks, Inc.*	176,100	3,905,898
QUALCOMM, Inc.	288,605	12,805,404
Research In Motion Ltd.*	45,161	5,279,321

		25,437,755

Computers & Peripherals (5.4%)
Apple, Inc.*	69,660	11,663,870
Dell, Inc.*	63,500	1,389,380
EMC Corp.*	161,990	2,379,633
Hewlett-Packard Co.	74,085	3,275,298
NetApp, Inc.*	53,490	1,158,594

		19,866,775

Electronic Equipment & Instruments (0.2%)
Tyco Electronics Ltd.	19,100	684,162

Internet Software & Services (6.5%)
Akamai Technologies, Inc.*	70,290	2,445,389
eBay, Inc.*	43,000	1,175,190
Google, Inc., Class A*	31,361	16,509,057
VeriSign, Inc.*	92,945	3,513,321

		23,642,957

IT Services (3.1%)
Accenture Ltd., Class A	69,300	2,821,896
Automatic Data Processing, Inc.^	36,200	1,516,780
Cognizant Technology Solutions Corp., Class A*	68,400	2,223,684
Mastercard, Inc., Class A	2,500	663,800
Visa, Inc., Class A*	53,100	4,317,561

		11,543,721

Semiconductors & Semiconductor Equipment (5.2%)
ASML Holding N.V. (N.Y. Shares)^	37,902	924,809
Broadcom Corp., Class A*^	77,800	2,123,162
Intel Corp.	262,800	5,644,944
Marvell Technology Group Ltd.*	352,300	6,221,618
Texas Instruments, Inc.	71,810	2,022,169
Xilinx, Inc.	78,900	1,992,225

		18,928,927

Software (6.1%)
Adobe Systems, Inc.*	55,725	2,195,008
Autodesk, Inc.*	16,500	557,865
Electronic Arts, Inc.*	43,300	1,923,819
Microsoft Corp.	259,100	7,127,841
Nintendo Co., Ltd. (ADR)^	21,000	1,466,850
Oracle Corp.*	106,995	2,246,895
Salesforce.com, Inc.*	97,500	6,652,425

		22,170,703

Total Information Technology		122,275,000

Materials (3.3%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	27,900	2,758,194
Monsanto Co.	31,725	4,011,309
Praxair, Inc.	26,100	2,459,664

		9,229,167

Metals & Mining (0.8%)
Allegheny Technologies, Inc.	25,900	1,535,352
Freeport-McMoRan Copper & Gold, Inc.	12,700	1,488,313

		3,023,665

Total Materials		12,252,832

Telecommunication Services (2.2%)
Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	98,400	4,157,400
Crown Castle International Corp.*	68,665	2,659,396
MetroPCS Communications, Inc.*^	63,700	1,128,127

Total Telecommunication Services		7,944,923

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.*^	26,900	1,154,010

Total Utilities		1,154,010

Total Common Stocks (98.1%) (Cost $329,344,096)		359,005,756

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.1%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	$260,000	260,000
Bank of Ireland
2.83%, 12/19/08 (l)	419,971	419,971
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	180,000	180,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	270,000	270,000
Comerica Bank
2.50%, 3/16/09 (l)	99,995	99,995

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Industriel et Commercial/New York
2.94%, 8/7/08	$420,000	$420,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	220,000	220,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	2,878,449	2,878,449
Fifth Third Bancorp
2.49%, 8/22/08 (l)	40,000	40,000
First Tennessee Bank
2.50%, 8/15/08 (l)	800,000	800,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	20,000	20,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	170,000	170,000
2.16%, 3/27/09 (l)	250,000	250,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	100,000	100,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	349,904	349,904
2.12%, 6/18/09 (l)	419,875	419,875
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	550,000	550,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	420,000	420,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	209,998	209,998
Links Finance LLC
2.12%, 6/25/09 (l)	139,965	139,965
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	210,000	210,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	410,000	410,000
Morgan Stanley
3.22%, 2/9/09 (l)	688,045	688,045
2.65%, 5/7/09 (l)	420,000	420,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	269,946	269,946
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	420,211	420,211
Standard Chartered Bank/New York
2.79%, 8/7/08	660,000	660,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	90,000	90,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,386,359

Time Deposit (1.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	7,023,925	7,023,925

Total Short-Term Investments (5.0%) (Amortized Cost $18,410,284)		18,410,284

Total Investments (103.1%) (Cost/Amortized Cost $347,754,380)		377,416,040
Other Assets Less Liabilities (-3.1%)		(11,437,832)

Net Assets (100%)		$365,978,208

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$359,005,756	$18,410,284	$—	$377,416,040
Other Investments*	—	—	—	—

Total	$359,005,756	$18,410,284	$—	$377,416,040

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$117,904,140
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$122,623,169

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,317,413
Aggregate gross unrealized depreciation	(22,209,761)

Net unrealized appreciation	$28,107,652

Federal income tax cost of investments	$349,308,388

At June 30, 2008, the Portfolio had loaned securities with a total value of $11,068,731. This was secured by collateral of $11,386,359 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2008, the Portfolio incurred approximately $827 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.5%)
Autoliv, Inc.	63,500	$2,960,370
Johnson Controls, Inc.^	153,910	4,414,139
Magna International, Inc., Class A	33,800	2,002,312
TRW Automotive Holdings Corp.*	57,700	1,065,719

		10,442,540

Automobiles (0.2%)
General Motors Corp.^	156,700	1,802,050
Toyota Motor Corp. (ADR)^	35,200	3,308,800

		5,110,850

Hotels, Restaurants & Leisure (0.8%)
Intercontinental Hotels Group plc (ADR)^	735,538	9,804,722
McDonald’s Corp.	16,400	922,008
Royal Caribbean Cruises Ltd.^	272,190	6,116,109

		16,842,839

Household Durables (0.3%)
Centex Corp.^	78,800	1,053,556
KB Home^	55,600	941,308
Lennar Corp., Class B	15,000	166,500
Toll Brothers, Inc.*^	161,100	3,017,403

		5,178,767

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	96,600	1,023,960

Media (4.0%)
CBS Corp., Class B^	135,700	2,644,793
Gannett Co., Inc.^	107,800	2,336,026
News Corp., Class A	1,508,950	22,694,608
Omnicom Group, Inc.^	185,440	8,322,547
Time Warner, Inc.	535,800	7,929,840
Viacom, Inc., Class B*	753,150	23,001,201
Walt Disney Co.	484,310	15,110,472
WPP Group plc	307,360	2,964,651

		85,004,138

Multiline Retail (1.5%)
Family Dollar Stores, Inc.	86,200	1,718,828
Macy’s, Inc.	468,960	9,107,203
Target Corp.^	466,950	21,708,506

		32,534,537

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	37,390	1,451,854
AutoNation, Inc.*^	145,100	1,453,902
Gap, Inc.	184,100	3,068,947
Home Depot, Inc.	205,300	4,808,126
Office Depot, Inc.*	165,000	1,805,100
Sherwin-Williams Co.^	105,480	4,844,696
Staples, Inc.	166,960	3,965,300

		21,397,925

Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc.	170,600	2,345,750
NIKE, Inc., Class B	184,000	10,968,240
VF Corp.	16,900	1,202,942

		14,516,932

Total Consumer Discretionary		192,052,488

Consumer Staples (10.6%)
Beverages (2.5%)
Coca-Cola Co.	22,000	1,143,560
Coca-Cola Enterprises, Inc.	194,800	3,370,040
Diageo plc	467,408	8,602,501
Molson Coors Brewing Co., Class B	75,800	4,118,214
Pepsi Bottling Group, Inc.	106,500	2,973,480
PepsiAmericas, Inc.	49,400	977,132
PepsiCo, Inc.	489,020	31,096,782

		52,281,709

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	735,732	29,112,915
Safeway, Inc.	111,300	3,177,615
SUPERVALU, Inc.	121,900	3,765,491
Wal-Mart Stores, Inc.	55,000	3,091,000

		39,147,021

Food Products (1.9%)
Archer-Daniels-Midland Co.^	162,300	5,477,625
Del Monte Foods Co.	128,700	913,770
General Mills, Inc.	119,880	7,285,107
Kellogg Co.	225,480	10,827,550
Kraft Foods, Inc., Class A	39,200	1,115,240
Nestle S.A. (Registered)	207,874	9,393,044
Sara Lee Corp.	217,600	2,665,600
Tyson Foods, Inc., Class A	162,600	2,429,244

		40,107,180

Household Products (2.2%)
Procter & Gamble Co.	754,940	45,907,902

Tobacco (2.1%)
Altria Group, Inc.	425,200	8,742,112
Lorillard, Inc.*	53,420	3,694,527
Philip Morris International, Inc.	573,480	28,324,177
Reynolds American, Inc.^	82,100	3,831,607

		44,592,423

Total Consumer Staples		222,036,235

Energy (16.9%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	340,450	29,734,903

Oil, Gas & Consumable Fuels (15.5%)
Anadarko Petroleum Corp.	96,100	7,192,124
Apache Corp.	144,140	20,035,460
BP plc (ADR)^	328,850	22,878,094
Chevron Corp.	407,979	40,442,958
ConocoPhillips	331,500	31,290,285
Devon Energy Corp.	157,810	18,962,450
EOG Resources, Inc.	61,370	8,051,744
Exxon Mobil Corp.	736,620	64,918,321
Hess Corp.	111,090	14,018,447
Marathon Oil Corp.	688,390	35,706,789
Occidental Petroleum Corp.	296,332	26,628,394
Royal Dutch Shell plc (ADR)	48,000	3,922,080
Sunoco, Inc.^	29,700	1,208,493
Total S.A. (ADR)	322,410	27,491,901
Valero Energy Corp.	76,500	3,150,270

		325,897,810

Total Energy		355,632,713

Financials (18.9%)
Capital Markets (4.3%)
Bank of New York Mellon Corp.	355,798	13,459,838
Deutsche Bank AG (Registered)^	34,300	2,927,505
Franklin Resources, Inc.	77,210	7,076,296
Goldman Sachs Group, Inc.^	209,340	36,613,566
Invesco Ltd.	57,150	1,370,457
Lehman Brothers Holdings, Inc.^	12,100	239,701
Merrill Lynch & Co., Inc.^	201,380	6,385,760

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited )

	Number of Shares	Value (Note 1)
Morgan Stanley	192,800	$6,954,296
State Street Corp.^	177,300	11,345,427
UBS AG (Registered)*	156,126	3,276,728

		89,649,574

Commercial Banks (2.6%)
BB&T Corp.^	46,600	1,061,082
Comerica, Inc.^	57,400	1,471,162
Fifth Third Bancorp^	101,500	1,033,270
KeyCorp^	100,400	1,102,392
National City Corp.^	119,900	571,923
PNC Financial Services Group, Inc.	110,760	6,324,396
SunTrust Banks, Inc.^	516,860	18,720,669
U.S. Bancorp	70,200	1,957,878
Wachovia Corp.^	270,300	4,197,759
Wells Fargo & Co.^	813,300	19,315,875

		55,756,406

Consumer Finance (1.0%)
American Express Co.	82,940	3,124,350
Capital One Financial Corp.^	390,300	14,835,303
Discover Financial Services	242,300	3,191,091

		21,150,744

Diversified Financial Services (3.6%)
Bank of America Corp.	838,113	20,005,757
Citigroup, Inc.	566,700	9,497,892
Deutsche Boerse AG	7,520	848,800
JPMorgan Chase & Co.	1,302,690	44,695,294

		75,047,743

Insurance (7.0%)
ACE Ltd.	433,350	23,873,252
Allstate Corp.	620,670	28,296,345
American International Group, Inc.	323,600	8,562,456
Aon Corp.	55,370	2,543,698
Chubb Corp.	191,070	9,364,341
Cincinnati Financial Corp.	23,000	584,200
Everest Reinsurance Group Ltd.	14,400	1,147,824
Fidelity National Financial, Inc., Class A^	127,700	1,609,020
Genworth Financial, Inc., Class A	456,720	8,134,183
Hartford Financial Services Group, Inc.	156,360	10,096,165
Lincoln National Corp.	53,900	2,442,748
MetLife, Inc.	411,610	21,720,660
Old Republic International Corp.^	131,400	1,555,776
PartnerReinsurance Ltd.^	43,800	3,027,894
Progressive Corp.	254,000	4,754,880
Prudential Financial, Inc.	74,110	4,427,331
RenaissanceReinsurance Holdings Ltd.	52,700	2,354,109
Safeco Corp.	34,900	2,343,884
Travelers Cos., Inc.	134,600	5,841,640
Unum Group^	169,400	3,464,230
XL Capital Ltd., Class A	70,800	1,455,648

		147,600,284

Thrifts & Mortgage Finance (0.4%)
Fannie Mae	220,500	4,301,955
Freddie Mac^	180,500	2,960,200
Washington Mutual MultiFamily Mortgage Ltd.(b)*†	357,100	1,584,453
Washington Mutual, Inc.^	106,700	526,031

		9,372,639

Total Financials		398,577,390

Health Care (10.2%)
Biotechnology (0.2%)
Amgen, Inc.*	81,900	3,862,404

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	67,000	2,679,330
Cardinal Health, Inc.	62,600	3,228,908
UnitedHealth Group, Inc.	113,970	2,991,712
WellPoint, Inc.*	91,320	4,352,311

		13,252,261

Pharmaceuticals (9.4%)
Abbott Laboratories	61,440	3,254,477
GlaxoSmithKline plc	218,630	4,846,872
GlaxoSmithKline plc (ADR)^	66,600	2,945,052
Johnson & Johnson^	847,110	54,503,057
Merck & Co., Inc.	495,640	18,680,672
Novartis AG (ADR)^	70,900	3,902,336
Pfizer, Inc.	1,062,000	18,553,140
Sanofi-Aventis S.A. (ADR)	99,500	3,306,385
Schering-Plough Corp.	1,395,100	27,469,519
Wyeth	1,269,450	60,882,822

		198,344,332

Total Health Care		215,458,997

Industrials (9.9%)
Aerospace & Defense (3.1%)
Lockheed Martin Corp.	328,830	32,442,368
Northrop Grumman Corp.	282,430	18,894,567
Raytheon Co.	34,080	1,918,022
United Technologies Corp.	199,980	12,338,766

		65,593,723

Airlines (0.0%)
UAL Corp.^	96,100	501,642

Building Products (0.8%)
Masco Corp.^	1,114,720	17,534,546

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc.*	303,200	3,826,384

Industrial Conglomerates (4.1%)
3M Co.	65,610	4,565,800
General Electric Co.	2,100,741	56,068,777
Textron, Inc.	411,200	19,708,816
Tyco International Ltd.	126,100	5,049,044

		85,392,437

Machinery (0.8%)
Caterpillar, Inc.	48,000	3,543,360
Cummins, Inc.	10,200	668,304
Eaton Corp.	44,440	3,776,067
Illinois Tool Works, Inc.	33,300	1,582,083
Ingersoll-Rand Co., Ltd., Class A	107,280	4,015,490
Timken Co.^	59,450	1,958,283

		15,543,587

Road & Rail (0.5%)
Avis Budget Group, Inc.*	72,900	610,173
Burlington Northern Santa Fe Corp.	68,430	6,835,473

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited )

	Number of Shares	Value (Note 1)
Ryder System, Inc.^	48,300	$3,326,904

		10,772,550

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.^	103,320	8,451,576

Total Industrials		207,616,445

Information Technology (9.3%)
Communications Equipment (1.5%)
Cisco Systems, Inc.*	1,230,450	28,620,267
Motorola, Inc.	258,200	1,895,188
Nokia Oyj (ADR)	69,300	1,697,850

		32,213,305

Computers & Peripherals (2.4%)
Hewlett-Packard Co.	700,380	30,963,800
International Business Machines Corp.	111,850	13,257,580
Lexmark International, Inc., Class A*	62,400	2,086,032
Western Digital Corp.*	137,100	4,734,063

		51,041,475

Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*	92,300	2,835,456
Avnet, Inc.*	98,300	2,681,624
Flextronics International Ltd.*	382,434	3,594,880
Ingram Micro, Inc., Class A*	93,300	1,656,075
Sanmina-SCI Corp.*	310,100	396,928
Tech Data Corp.*	37,500	1,270,875
Tyco Electronics Ltd.	354,350	12,692,817
Vishay Intertechnology, Inc.*	115,500	1,024,485

		26,153,140

IT Services (1.0%)
Accenture Ltd., Class A	347,800	14,162,416
Automatic Data Processing, Inc.	38,080	1,595,552
Electronic Data Systems Corp.	172,500	4,250,400
Western Union Co.	60,700	1,500,504

		21,508,872

Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.^	626,870	13,465,168
Taiwan Semiconductor Manufacturing. Co., Ltd. (ADR)*	347,100	3,786,861
Texas Instruments, Inc.	1,076,500	30,314,240

		47,566,269

Software (0.8%)
Oracle Corp.*	771,450	16,200,450

Total Information Technology		194,683,511

Materials (4.0%)
Chemicals (3.3%)
Air Products & Chemicals, Inc.	43,710	4,321,171
Ashland, Inc.	44,100	2,125,620
Dow Chemical Co.	173,800	6,067,358
E.I. du Pont de Nemours & Co.	977,400	41,920,686
PPG Industries, Inc.	215,670	12,372,988
Praxair, Inc.	19,360	1,824,486

		68,632,309

Containers & Packaging (0.2%)
Ball Corp.	68,900	3,289,286
Bemis Co., Inc.^	58,300	1,307,086
Smurfit-Stone Container Corp.*^	10,760	43,793

		4,640,165

Metals & Mining (0.5%)
Alcoa, Inc.	175,200	6,240,624
ArcelorMittal (N.Y. Shares)^	52,300	5,181,361

		11,421,985

Total Materials		84,694,459

Telecommunication Services (6.7%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.	2,148,330	72,377,238
Embarq Corp.	56,572	2,674,158
Verizon Communications, Inc.	450,200	15,937,080

		90,988,476

Wireless Telecommunication Services (2.4%)
Rogers Communications, Inc., Class B	48,810	1,893,619
Sprint Nextel Corp.	779,100	7,401,450
Vodafone Group plc	2,353,097	6,990,685
Vodafone Group plc (ADR)	1,146,700	33,781,782

		50,067,536

Total Telecommunication Services		141,056,012

Utilities (2.3%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	90,700	3,648,861
Entergy Corp.	56,470	6,803,506
FPL Group, Inc.	100,620	6,598,660
Pinnacle West Capital Corp.^	84,600	2,603,142
PPL Corp.	99,520	5,201,910

		24,856,079

Multi-Utilities (1.1%)
Ameren Corp.^	64,400	2,719,612
CMS Energy Corp.^	8,000	119,200
Dominion Resources, Inc.^	222,068	10,546,009
PG&E Corp.	116,790	4,635,395
Public Service Enterprise Group, Inc.	140,530	6,454,543

		24,474,759

Total Utilities		49,330,838

Total Common Stocks (97.9%) (Cost $2,269,704,861)		2,061,139,088

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
American Express Co.
2.50%, 7/1/08 (p)	$14,446,000	14,444,996

Short-Term Investments of Cash Collateral for Securities Loaned (7.6%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	2,450,000	2,450,000
Bank of Ireland
2.83%, 12/19/08 (l)	4,069,720	4,069,720
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,790,000	1,790,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,440,000	2,440,000
Comerica Bank
2.50%, 3/16/09 (l)	809,964	809,964
Credit Industriel et Commercial/New York
2.94%, 8/7/08	4,070,000	4,070,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	2,120,000	2,120,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	79,773,876	79,773,876
Fifth Third Bancorp
2.49%, 8/22/08 (l)	240,000	240,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited )

	Principal Amount	Value (Note 1)
First Tennessee Bank
2.50%, 8/15/08 (l)	$7,330,000	$7,330,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	330,000	330,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,630,000	1,630,000
2.16%, 3/27/09 (l)	2,280,000	2,280,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	650,000	650,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	3,259,105	3,259,105
2.12%, 6/18/09 (l)	4,068,784	4,068,784
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	4,880,000	4,880,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	4,070,000	4,070,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	2,039,983	2,039,983
Links Finance LLC
2.12%, 6/25/09 (l)	1,219,695	1,219,695
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,040,000	2,040,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	3,830,000	3,830,000
Morgan Stanley
3.22%, 2/9/09 (l)	6,332,007	6,332,007
2.65%, 5/7/09 (l)	4,070,000	4,070,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	2,439,512	2,439,512
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	4,072,045	4,072,045
Standard Chartered Bank/New York
2.79%, 8/7/08	6,110,000	6,110,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	810,000	810,000

Total Short-Term Investments of Cash Collateralfor Securities Loaned		159,224,691

Time Deposit (2.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	48,815,870	48,815,870

Total Short-Term Investments (10.6%) (Cost/Amortized Cost $222,486,561)		222,485,557

Total Investments (108.5%) (Cost/Amortized Cost $2,492,191,422)		2,283,624,645
Other Assets Less Liabilities (-8.5%)		(179,079,049)

Net Assets (100%)		$2,104,545,596

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,584,453 or 0.1% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited )

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$2,022,631,354	$259,408,838	$1,584,453	$2,283,624,645
Other Investments*	—	—	—	—

Total	$2,022,631,354	$259,408,838	$1,584,453	$2,283,624,645

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(1,540,172)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	3,124,625	—

Balance as of 6/30/08	$1,584,453	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets a liabilities still held at period ending 6/30/08	$(1,540,172)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,007,634,619
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$540,625,378

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,396,583
Aggregate gross unrealized depreciation	(334,894,283)

Net unrealized depreciation	$(213,497,700)

Federal income tax cost of investments	$2,497,122,345

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited )

At June 30, 2008, the Portfolio had loaned securities with a total value of $154,421,577. This was secured by collateral of $159,224,691 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $24,395, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $16,608 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited )

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (0.4%)
BorgWarner, Inc.	7,200	$319,536
Drew Industries, Inc.*^	104,300	1,663,585
Tenneco, Inc.*^	86,400	1,168,992

		3,152,113

Distributors (0.8%)
LKQ Corp.*^	329,470	5,953,523

Diversified Consumer Services (1.6%)
Capella Education Co.*^	45,600	2,720,040
Strayer Education, Inc.	35,900	7,505,613
Universal Technical Institute, Inc.*^	121,700	1,516,382

		11,742,035

Hotels, Restaurants & Leisure (4.1%)
BJ’s Restaurants, Inc.*^	71,600	696,668
Burger King Holdings, Inc.	256,485	6,871,233
Chipotle Mexican Grill, Inc., Class B*^	47,100	3,549,456
Ctrip.com International Ltd. (ADR)	82,600	3,781,428
Orient-Express Hotels Ltd., Class A^	113,650	4,936,956
Panera Bread Co., Class A*^	38,400	1,776,384
Penn National Gaming, Inc.*	36,000	1,157,400
Red Robin Gourmet Burgers, Inc.*^	89,680	2,487,723
Shuffle Master, Inc.*^	253,500	1,252,290
Sonic Corp.*^	93,800	1,388,240
Yum! Brands, Inc.	76,700	2,691,403

		30,589,181

Internet & Catalog Retail (1.0%)
Gaiam, Inc., Class A*^	15,200	205,352
Netflix, Inc.*^	110,900	2,891,163
priceline.com, Inc.*	32,000	3,694,720
Shutterfly, Inc.*^	61,200	747,252

		7,538,487

Media (0.7%)
Lions Gate Entertainment Corp.*^	271,500	2,812,740
National CineMedia, Inc.^	190,900	2,034,994

		4,847,734

Multiline Retail (0.5%)
Nordstrom, Inc.	123,300	3,735,990

Specialty Retail (4.8%)
Aeropostale, Inc.*^	33,900	1,062,087
Dick’s Sporting Goods, Inc.*^	87,300	1,548,702
GameStop Corp., Class A*	108,200	4,371,280
Guess?, Inc.^	26,200	981,190
Hibbett Sports, Inc.*^	137,700	2,905,470
J. Crew Group, Inc.*^	63,500	2,096,135
Men’s Wearhouse, Inc.^	79,900	1,301,571
PetSmart, Inc.^	33,100	660,345
Ross Stores, Inc.	191,100	6,787,872
TJX Cos., Inc.	126,700	3,987,249
Tractor Supply Co.*^	91,547	2,658,525
Urban Outfitters, Inc.*	183,800	5,732,722
Zumiez, Inc.*^	91,700	1,520,386

		35,613,534

Textiles, Apparel & Luxury Goods (1.3%)
FGX International Holdings Ltd.*	171,600	1,379,664
Lululemon Athletica, Inc.*^	139,000	4,039,340
Polo Ralph Lauren Corp.	46,500	2,919,270
Wolverine World Wide, Inc.^	37,190	991,857

		9,330,131

Total Consumer Discretionary		112,502,728

Consumer Staples (0.8%)
Beverages (0.4%)
Hansen Natural Corp.*^	106,900	3,080,858

Food Products (0.4%)
Hain Celestial Group, Inc.*^	120,400	2,826,992

Total Consumer Staples		5,907,850

Energy (13.1%)
Energy Equipment & Services (5.6%)
Cameron International Corp.*	93,610	5,181,314
Complete Production Services, Inc.*^	135,000	4,916,700
Dril-Quip, Inc.*	88,800	5,594,400
ENSCO International, Inc.	48,100	3,883,594
FMC Technologies, Inc.*	10,100	776,993
Helix Energy Solutions Group, Inc.*	63,600	2,648,304
National Oilwell Varco, Inc.*	9,738	863,955
Oceaneering International, Inc.*	104,400	8,044,020
Oil States International, Inc.*	7,800	494,832
Smith International, Inc.	19,000	1,579,660
Superior Energy Services, Inc.*	122,000	6,727,080
Tesco Corp.*	4,100	130,995

		40,841,847

Oil, Gas & Consumable Fuels (7.5%)
Bill Barrett Corp.*^	107,900	6,410,339
Comstock Resources, Inc.*	24,600	2,076,978
Continental Resources, Inc.*	28,600	1,982,552
Denbury Resources, Inc.*	144,440	5,272,060
Forest Oil Corp.*	44,600	3,322,700
Mariner Energy, Inc.*^	168,600	6,233,142
Newfield Exploration Co.*	48,000	3,132,000
Noble Energy, Inc.	6,100	613,416
Patriot Coal Corp.*	37,800	5,794,362
Peabody Energy Corp.	65,100	5,732,055
Penn Virginia Corp.^	34,300	2,586,906
Range Resources Corp.	26,900	1,763,026
Southwestern Energy Co.*	116,380	5,540,852
Ultra Petroleum Corp.*	50,900	4,998,380

		55,458,768

Total Energy		96,300,615

Financials (5.1%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	37,600	3,386,256
Greenhill & Co., Inc.^	49,500	2,666,070
KBW, Inc.*	2,400	49,392
Lazard Ltd., Class A	87,900	3,001,785
MF Global Ltd.*^	156,000	984,360
optionsXpress Holdings, Inc.^	156,170	3,488,838
Stifel Financial Corp.*^	37,700	1,296,503
T. Rowe Price Group, Inc.	92,600	5,229,122

		20,102,326

Diversified Financial Services (0.8%)
IntercontinentalExchange, Inc.*	20,800	2,371,200
MSCI, Inc., Class A*	84,518	3,067,158
NewStar Financial, Inc.*^	67,300	397,743

		5,836,101

Insurance (0.1%)
Assured Guaranty Ltd	56,500	1,016,435

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.6%)
FelCor Lodging Trust, Inc. (REIT)	193,000	$2,026,500
iStar Financial, Inc. (REIT)^	161,500	2,133,415

		4,159,915

Thrifts & Mortgage Finance (0.9%)
Clayton Holdings, Inc.*^	161,471	963,982
New York Community Bancorp, Inc.	304,067	5,424,555

		6,388,537

Total Financials		37,503,314

Health Care (13.1%)
Biotechnology (3.0%)
Acorda Therapeutics, Inc.*	69,900	2,294,817
Alexion Pharmaceuticals, Inc.*^	49,900	3,617,750
Celgene Corp.*	90,500	5,780,235
Incyte Corp.*^	87,000	662,070
Myriad Genetics, Inc.*^	72,800	3,313,856
OSI Pharmaceuticals, Inc.*^	54,400	2,247,808
Savient Pharmaceuticals, Inc.*^	64,800	1,639,440
United Therapeutics Corp.*	25,300	2,473,075

		22,029,051

Health Care Equipment & Supplies (4.6%)
American Medical Systems Holdings, Inc.*^	245,000	3,662,750
ArthroCare Corp.*^	63,700	2,599,597
C.R. Bard, Inc.	5,640	496,038
DexCom, Inc.*^	211,800	1,279,272
Gen-Probe, Inc.*	42,200	2,003,656
Hansen Medical, Inc.*^	175,400	2,932,688
Hologic, Inc.*^	16,120	351,416
Hospira, Inc.*	126,500	5,073,915
Idexx Laboratories, Inc.*	44,500	2,168,930
Immucor, Inc.*^	67,200	1,739,136
Masimo Corp.*^	83,300	2,861,355
Meridian Bioscience, Inc.^	96,200	2,589,704
NuVasive, Inc.*^	96,100	4,291,826
Stereotaxis, Inc.*^	12,500	67,000
TomoTherapy, Inc.*	105,100	938,543
Varian Medical Systems, Inc.*	11,600	601,460

		33,657,286

Health Care Providers & Services (1.6%)
Community Health Systems, Inc.*^	14,315	472,109
Express Scripts, Inc.*	9,700	608,384
HealthExtras, Inc.*^	99,500	2,998,930
Henry Schein, Inc.*	11,200	577,584
MWI Veterinary Supply, Inc.*^	35,400	1,172,094
Psychiatric Solutions, Inc.*^	108,400	4,101,856
VCA Antech, Inc.*^	75,100	2,086,278

		12,017,235

Health Care Technology (0.9%)
Cerner Corp.*^	12,900	582,822
MedAssets, Inc.*^	170,000	2,898,500
TriZetto Group, Inc.*^	155,900	3,333,142

		6,814,464

Life Sciences Tools & Services (2.4%)
AMAG Pharmaceuticals, Inc.*^	63,300	2,158,530
Covance, Inc.*	43,900	3,776,278
ICON plc (ADR)*	54,900	4,146,048
PAREXEL International Corp.*	78,900	2,075,859
Pharmaceutical Product Development, Inc.	8,100	347,490
Qiagen N.V.*^	24,500	493,185
Sequenom, Inc.*^	106,000	1,691,760
Varian, Inc.*	43,200	2,205,792
Waters Corp.*	12,500	806,250

		17,701,192

Pharmaceuticals (0.6%)
Angiotech Pharmaceuticals, Inc.*^	604,800	1,802,304
Cadence Pharmaceuticals, Inc.*^	104,900	638,841
Impax Laboratories, Inc.(b)*†	52,200	417,652
Medicines Co.*^	45,100	893,882
Penwest Pharmaceuticals Co.*^	123,200	332,640
XenoPort, Inc.*	17,500	683,025

		4,768,344

Total Health Care		96,987,572

Industrials (19.4%)
Aerospace & Defense (1.4%)
BE Aerospace, Inc.*	67,500	1,572,075
Hexcel Corp.*^	187,400	3,616,820
Orbital Sciences Corp.*^	120,000	2,827,200
Precision Castparts Corp.	10,600	1,021,522
Stanley, Inc.*^	37,500	1,257,000

		10,294,617

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	15,300	839,052
Expeditors International of Washington, Inc.	137,900	5,929,700
Pacer International, Inc.^	102,900	2,213,379

		8,982,131

Airlines (0.3%)
Allegiant Travel Co.*^	84,500	1,570,855
Ryanair Holdings plc (ADR)*^	15,200	435,784

		2,006,639

Commercial Services & Supplies (2.8%)
Duff & Phelps Corp., Class A*^	49,900	826,344
FTI Consulting, Inc.*	75,400	5,161,884
Huron Consulting Group, Inc.*^	61,800	2,802,012
Mobile Mini, Inc.*^	113,900	2,278,000
Robert Half International, Inc.	16,700	400,299
Stericycle, Inc.*	174,400	9,016,480

		20,485,019

Construction & Engineering (0.9%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)^	84,300	3,356,826
Foster Wheeler Ltd.*	9,400	687,610
Granite Construction, Inc.^	87,760	2,767,073

		6,811,509

Electrical Equipment (2.0%)
Ametek, Inc.	121,750	5,749,035
Baldor Electric Co.^	127,200	4,449,456
EnerSys*^	67,500	2,310,525
Polypore International, Inc.*	65,100	1,648,983
SunPower Corp., Class A*^	11,100	798,978

		14,956,977

Industrial Conglomerates (0.4%)
McDermott International, Inc.*	43,600	2,698,404

Machinery (7.2%)
Actuant Corp., Class A^	48,800	1,529,880
Astec Industries, Inc.*^	59,000	1,896,260
Bucyrus International, Inc.^	105,300	7,689,006
Chart Industries, Inc.*	82,700	4,022,528
Colfax Corp.*	45,300	1,136,577
Cummins, Inc.	102,540	6,718,421
Force Protection, Inc.*^	234,500	776,195
IDEX Corp.	109,325	4,027,533

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	35,400	$2,684,382
Kaydon Corp.^	44,700	2,298,027
Lincoln Electric Holdings, Inc.	56,500	4,446,550
Manitowoc Co., Inc.	35,000	1,138,550
Terex Corp.*	12,100	621,577
Valmont Industries, Inc.^	46,900	4,891,201
Wabtec Corp.	189,200	9,198,904

		53,075,591

Road & Rail (2.7%)
CSX Corp.	109,900	6,902,819
J.B. Hunt Transport Services, Inc.	178,200	5,930,496
Landstar System, Inc.	132,400	7,311,128

		20,144,443

Trading Companies & Distributors (0.2%)
MSC Industrial Direct Co., Class A	35,900	1,583,549

Transportation Infrastructure (0.3%)
Aegean Marine Petroleum Network, Inc.	53,403	2,172,968

Total Industrials		143,211,847

Information Technology (26.5%)
Communications Equipment (2.1%)
F5 Networks, Inc.*	45,500	1,293,110
Foundry Networks, Inc.*^	160,400	1,895,928
Harris Corp	12,100	610,929
Ixia*^	362,400	2,518,680
Juniper Networks, Inc.*	168,100	3,728,458
NETGEAR, Inc.*^	20,920	289,951
Riverbed Technology, Inc.*^	153,000	2,099,160
ViaSat, Inc.*	137,800	2,784,938

		15,221,154

Computers & Peripherals (0.5%)
Compellent Technologies, Inc.*	116,900	1,325,646
Logitech International S.A. (Registered)*^	14,518	389,082
Xyratex Ltd.*	119,000	1,981,350

		3,696,078

Electronic Equipment & Instruments (2.8%)
Agilent Technologies, Inc.*	75,500	2,683,270
Amphenol Corp., Class A	57,320	2,572,522
Coherent, Inc.*^	88,900	2,657,221
FARO Technologies, Inc.*	96,400	2,426,388
Flir Systems, Inc.*^	119,600	4,852,172
Mettler-Toledo International, Inc.*	7,500	711,450
National Instruments Corp.	46,050	1,306,438
Trimble Navigation Ltd.*^	102,400	3,655,680

		20,865,141

Internet Software & Services (3.3%)
Baidu.com (ADR)*	13,000	4,068,480
comScore, Inc.*^	114,100	2,489,662
DealerTrack Holdings, Inc.*^	133,000	1,876,630
Equinix, Inc.*^	69,700	6,218,634
Internap Network Services Corp.*^ .	155,800	729,144
Omniture, Inc.*^	106,430	1,976,405
VistaPrint Ltd.*^	141,500	3,786,540
Websense, Inc.*^	197,500	3,325,900

		24,471,395

IT Services (2.1%)
Alliance Data Systems Corp.*^	13,600	769,080
Cybersource Corp.*	299,500	5,010,635
Global Payments, Inc.	15,100	703,660
Heartland Payment Systems, Inc.^	72,400	1,708,640
Iron Mountain, Inc.*^	119,285	3,167,017
Sapient Corp.*	510,599	3,278,045
VeriFone Holdings, Inc.*	91,800	1,097,010

		15,734,087

Semiconductors & Semiconductor Equipment (9.8%)
Advanced Analogic Technologies, Inc.*	93,800	387,394
Atheros Communications, Inc.*^	76,700	2,301,000
Broadcom Corp., Class A*	153,400	4,186,286
FormFactor, Inc.*^	152,800	2,816,104
Hittite Microwave Corp.*^	89,300	3,180,866
Integrated Device Technology, Inc.* .	265,200	2,636,088
Intersil Corp., Class A	285,772	6,949,975
Lam Research Corp.*	9,000	325,350
Marvell Technology Group Ltd.*	156,400	2,762,024
Maxim Integrated Products, Inc.	34,100	721,215
Microchip Technology, Inc.	108,200	3,304,428
Microsemi Corp.*^	282,400	7,110,832
Microtune, Inc.*^	423,100	1,463,926
Netlogic Microsystems, Inc.*^	104,200	3,459,440
NVIDIA Corp.*	199,050	3,726,216
ON Semiconductor Corp.*^	462,400	4,240,208
PMC-Sierra, Inc.*	330,500	2,528,325
Power Integrations, Inc.*	112,300	3,549,803
Silicon Laboratories, Inc.*	150,100	5,417,109
Varian Semiconductor Equipment Associates, Inc.*	238,925	8,319,369
Verigy Ltd.*	116,800	2,652,528

		72,038,486

Software (5.9%)
Activision, Inc.*	322,753	10,996,195
ANSYS, Inc.*^	296,700	13,980,504
Bottomline Technologies, Inc.*	259,600	2,525,908
Commvault Systems, Inc.*^	176,900	2,943,616
Concur Technologies, Inc.*^	7,000	232,610
EPIQ Systems, Inc.*^	85,600	1,215,520
FactSet Research Systems, Inc.^	16,000	901,760
Informatica Corp.*	99,370	1,494,525
Nuance Communications, Inc.*^	210,300	3,295,401
Quest Software, Inc.*	234,600	3,474,426
Salesforce.com, Inc.*	4,000	272,920
SuccessFactors, Inc.*^	157,300	1,722,435
UBISOFT Entertainment S.A.*	4,000	350,976

		43,406,796

Total Information Technology		195,433,137

Materials (2.3%)
Chemicals (2.3%)
CF Industries Holdings, Inc.	58,800	8,984,640
FMC Corp.	47,100	3,647,424
Intrepid Potash, Inc.*	69,600	4,578,288

Total Materials		17,210,352

Telecommunication Services (2.5%)
Diversified Telecommunication Services (0.7%) tw telecom, Inc.*^	329,924	5,288,682

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	117,000	4,943,250
Crown Castle International Corp.*	11,000	426,030
MetroPCS Communications, Inc.*^	32,800	580,888
NII Holdings, Inc.*	16,400	778,836

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SBA Communications Corp.,
Class A*^	186,300	$6,708,663

		13,437,667

Total Telecommunication Services		18,726,349

Total Common Stocks (98.0%) (Cost $695,649,406)		723,783,764

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.7%)
Federal Home Loan Bank
2.00%, 7/1/08 (p)(o)	$5,000,000	4,999,722

Short-Term Investments of Cash Collateral for Securities Loaned (26.1%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	2,900,000	2,900,000
Bank of Ireland
2.83%, 12/19/08 (l)	4,839,667	4,839,667
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	2,130,000	2,130,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	2,900,000	2,900,000
Comerica Bank
2.50%, 3/16/09 (l)	969,956	969,956
Credit Industriel et Commercial/New York
2.94%, 8/7/08	4,840,000	4,840,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	2,520,000	2,520,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	97,967,817	97,967,817
Fifth Third Bancorp
2.49%, 8/22/08 (l)	290,000	290,000
First Tennessee Bank
2.50%, 8/15/08 (l)	8,710,000	8,710,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	390,000	390,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,940,000	1,940,000
2.16%, 3/27/09 (l)	2,710,000	2,710,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	770,000	770,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	3,868,937	3,868,937
2.12%, 6/18/09 (l)	4,838,554	4,838,554
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	5,810,000	5,810,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	4,840,000	4,840,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	2,419,980	2,419,980
Links Finance LLC
2.12%, 6/25/09 (l)	1,449,638	1,449,638
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,420,000	2,420,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	4,550,000	4,550,000
Morgan Stanley
3.22%, 2/9/09 (l)	7,528,607	7,528,607
2.65%, 5/7/09 (l)	4,840,000	4,840,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	2,899,420	2,899,420
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	4,842,431	4,842,431
Standard Chartered Bank/New York
2.79%, 8/7/08	7,260,000	7,260,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	970,000	970,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		192,415,007

Time Deposit (1.8%)
JPMorgan Chase Nassau
1.49%, 7/1/08	13,596,373	13,596,373

Total Short-Term Investments (28.6%) (Cost/Amortized Cost $211,011,380)		211,011,102

Total Investments (126.6%) (Cost/Amortized Cost $906,660,786)		934,794,866
Other Assets Less Liabilities (-26.6%)		(196,574,483)

Net Assets (100%)		$738,220,383

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $417,652 or 0.1% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:
ADR — American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$723,015,136	$211,362,078	$417,652	$934,794,866
Other Investments*	—	—	—	—

Total	$723,015,136	$211,362,078	$417,652	$934,794,866

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$539,080	$—
Total gains or losses (realized/unrealized) included in earnings	1,096,520	—
Purchases, sales, issuances, and settlements (net)	(1,635,600)	—
Transfers in and/or out of Level 3	417,652	—

Balance as of 6/30/08	$417,652	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets a liabilities still held at period ending 6/30/08	$(161,768)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$335,934,138
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$366,625,397

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,286,035
Aggregate gross unrealized depreciation	(72,811,494)

Net unrealized appreciation	$24,474,541

Federal income tax cost of investments	$910,320,325

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008, the Portfolio had loaned securities with a total value of $184,807,436. This was secured by collateral of $192,415,007 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $186,674, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (1.9%)
Autoliv, Inc.	16,561	$772,074
Exide Technologies, Inc.*^	132,230	2,216,175
Spartan Motors, Inc.	614	4,586
Standard Motor Products, Inc.	29,560	241,209
Stoneridge, Inc.*^	26,400	450,384
Strattec Security Corp.	5,290	186,314
Tenneco, Inc.*	5,630	76,174
TRW Automotive Holdings Corp.*	236,544	4,368,968
WABCO Holdings, Inc.	229,341	10,655,183

		18,971,067

Diversified Consumer Services (0.6%)
Regis Corp.	234,269	6,172,988

Hotels, Restaurants & Leisure (0.8%)
Bluegreen Corp.*^	38,700	234,135
Bob Evans Farms, Inc.^	5,013	143,372
Canterbury Park Holding Corp.	620	5,642
Carrols Restaurant Group, Inc.*^	7,075	36,719
CBRL Group, Inc.^	34,120	836,281
CEC Entertainment, Inc.*^	29,800	834,698
Cheesecake Factory, Inc.*	229,500	3,651,345
Darden Restaurants, Inc.	38,900	1,242,466
Dover Downs Gaming & Entertainment, Inc.^	23,500	150,870
Frisch’s Restaurants, Inc.	4,870	112,156
Interstate Hotels & Resorts, Inc.*	5	13
J. Alexander’s Corp.	5,260	36,820
Jack in the Box, Inc.*	8,300	186,003
Landry’s Restaurants, Inc.^	19,200	345,024
Marcus Corp.^	4,086	61,086
Nathan’s Famous, Inc.*	4,000	60,840
Silverleaf Resorts, Inc.*^	18,651	41,965
Speedway Motorsports, Inc.	4,940	100,677
Town Sports International Holdings, Inc.*^	2,300	21,482

		8,101,594

Household Durables (2.0%)
American Greetings Corp., Class A^	84,199	1,039,016
Cavco Industries, Inc.*^	9,200	301,116
CSS Industries, Inc.^	5,671	137,352
Dixie Group, Inc.*^	800	5,264
Ethan Allen Interiors, Inc.^	28,566	702,723
Flexsteel Industries, Inc.	9,663	108,709
Lennar Corp., Class A	209,400	2,583,996
M.D.C. Holdings, Inc.^	123,100	4,808,286
National Presto Industries, Inc.^	6,020	386,363
Newell Rubbermaid, Inc.	144,100	2,419,439
Q.E.P. Co., Inc.*	1,275	7,165
Snap-On, Inc.	106,893	5,559,505
Stanley Works	130	5,828
Toll Brothers, Inc.*	113,200	2,120,236
Tupperware Brands Corp.	350	11,977

		20,196,975

Internet & Catalog Retail (0.0%)
Systemax, Inc.	15,194	268,174

Leisure Equipment & Products (0.1%)
Aldila, Inc.	7,733	44,310
JAKKS Pacific, Inc.*^	44,810	979,099

		1,023,409

Media (0.5%)
Fisher Communications, Inc.*	148	5,097
Journal Communications, Inc., Class A^	75,717	364,956
Saga Communications, Inc., Class A*	26,750	134,018
Valassis Communications, Inc.*^	43,700	547,124
Virgin Media, Inc.^	286,900	3,904,709

		4,955,904

Multiline Retail (1.0%)
Big Lots, Inc.*^	138,440	4,324,866
Bon-Ton Stores, Inc.^	13,400	69,948
Macy’s, Inc.	288,530	5,603,253
Tuesday Morning Corp.*^	53,550	220,090

		10,218,157

Specialty Retail (1.6%)
Aaron Rents, Inc.^	2,670	59,621
American Eagle Outfitters, Inc.	182,600	2,488,838
Asbury Automotive Group, Inc.^	47,000	603,950
Books-A-Million, Inc., Class A^	31,300	239,758
Build-A-Bear Workshop, Inc.,
Class A*	12,007	87,291
Coldwater Creek, Inc.*	582,800	3,077,184
Franklin Covey Co.*	26,100	226,548
Gap, Inc.	237,400	3,957,458
Hastings Entertainment, Inc.*	15,914	127,471
Jennifer Convertibles, Inc.*	840	1,210
Jo-Ann Stores, Inc.*	5,140	118,374
Lithia Motors, Inc., Class A^	28,300	139,236
New York & Co., Inc.*^	4,920	44,920
RadioShack Corp.	40,670	499,021
Rent-A-Center, Inc., Class A*^	123,499	2,540,374
REX Stores Corp.*^	15,520	179,256
Sonic Automotive, Inc., Class A^	13,100	168,859
Stage Stores, Inc.^	59,300	692,031

		15,251,400

Textiles, Apparel & Luxury Goods (0.5%)
Culp, Inc.*	14,430	101,299
Delta Apparel, Inc.^	8,475	31,188
G-III Apparel Group Ltd.*^	380	4,689
Heelys, Inc.*^	8,343	33,872
LaCrosse Footwear, Inc.	822	12,026
Liz Claiborne, Inc.^	63,700	901,355
Perry Ellis International, Inc.*	5,120	108,646
VF Corp.	21,700	1,544,606
Weyco Group, Inc.^	6,506	172,604
Wolverine World Wide, Inc.	52,680	1,404,976

		4,315,261

Total Consumer Discretionary		89,474,929

Consumer Staples (3.6%)
Food & Staples Retailing (0.7%)
Ingles Markets, Inc., Class A^	3,800	88,654
Longs Drug Stores Corp.	4,600	193,706
Nash Finch Co.^	8,280	283,756
Spartan Stores, Inc.^	3,286	75,578
Village Super Market, Inc., Class A	200	7,716
Whole Foods Market, Inc.	215,200	5,098,088
Winn-Dixie Stores, Inc.*^	58,222	932,716

		6,680,214

Food Products (2.8%)
Bunge Ltd.^	9,300	1,001,517

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Cal-Maine Foods, Inc.^	20,990	$692,460
Chaoda Modern Agriculture (Holdings) Ltd.	2,190,000	2,763,744
Chiquita Brands International, Inc.*^	9,220	139,867
Corn Products International, Inc.	92,976	4,566,051
Cosan Ltd., Class A*	97,600	1,234,640
Dean Foods Co.*	210,600	4,131,972
Diamond Foods, Inc.^	21,940	505,498
Fresh Del Monte Produce, Inc.*^	55,100	1,298,707
Marfrig Frigorificos e Comercio de Alimentos SA*	217,200	2,750,396
Marine Harvest ASA*	7,615,000	5,591,789
Omega Protein Corp.*^	24,990	373,601
Perdigao SA*	13,700	370,808
Pilgrim’s Pride Corp.^	37,700	489,723
Sanderson Farms, Inc.^	11,595	400,259
Seneca Foods Corp., Class A*	3,410	71,099
Seneca Foods Corp., Class B*	60	1,282
Smithfield Foods, Inc.*^	84,600	1,681,848
Tasty Baking Co.	11,069	60,326

		28,125,587

Household Products (0.0%)
Oil-Dri Corp. of America	9,725	174,564

Personal Products (0.1%)
Elizabeth Arden, Inc.*	20,770	315,289
Inter Parfums, Inc.^	3,510	52,650
Schiff Nutrition International, Inc.^	23,130	129,528

		497,467

Tobacco (0.0%)
Alliance One International, Inc.*^	7,500	38,325

Total Consumer Staples		35,516,157

Energy (11.2%)
Energy Equipment & Services (4.9%)
Cameron International Corp.*	139,000	7,693,650
Cie Generale de Geophysique-Veritas (ADR)*^	89,700	4,234,737
Complete Production Services, Inc.*^	55,600	2,024,952
Dawson Geophysical Co.*^	1,500	89,190
GulfMark Offshore, Inc.*^	24,174	1,406,443
Helix Energy Solutions Group, Inc.*	2,150	89,526
Helmerich & Payne, Inc.	100	7,202
Lufkin Industries, Inc.^	3,940	328,123
Oil States International, Inc.*^	77,650	4,926,116
Rowan Cos., Inc.^	27,840	1,301,520
SBM Offshore N.V.	30,164	1,113,206
SEACOR Holdings, Inc.*^	37,290	3,337,828
Solar Cayman Ltd.(b)*§†	141,300	1,837,607
Superior Energy Services, Inc.*	57,488	3,169,888
T-3 Energy Services, Inc.*^	920	73,112
Tidewater, Inc.^	53,450	3,475,854
Trico Marine Services, Inc.*^	21,156	770,502
Union Drilling, Inc.*^	23,100	500,808
Unit Corp.*	25,800	2,140,626
Weatherford International Ltd.*	208,600	10,344,474

		48,865,364

Oil, Gas & Consumable Fuels (6.3%)
Adams Resources & Energy, Inc.	6,300	213,570
Arch Coal, Inc.	15,100	1,132,953
ATP Oil & Gas Corp.*	200	7,894
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)(m)*	145,800	378,599
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA (ADR)*§	221,300	574,650
Callon Petroleum Co.*	37,091	1,014,810
Cimarex Energy Co.^	119,600	8,332,532
Comstock Resources, Inc.*	17,381	1,467,478
Consol Energy, Inc.	56,700	6,371,379
Foundation Coal Holdings, Inc.	1,922	170,251
International Coal Group, Inc.*	31,447	410,383
James River Coal Co.*	34,500	2,024,805
Mariner Energy, Inc.*^	79,290	2,931,351
Massey Energy Co.	48,302	4,528,312
McMoRan Exploration Co.*^	42,790	1,177,581
Murphy Oil Corp.	96,810	9,492,220
Newfield Exploration Co.*	116,500	7,601,625
Noble Energy, Inc.	23,800	2,393,328
Overseas Shipholding Group, Inc.^	5,830	463,602
PrimeEnergy Corp.*^	200	11,098
St. Mary Land & Exploration Co.	4,578	295,922
Stone Energy Corp.*^	51,838	3,416,643
Swift Energy Co.*^	51,707	3,415,764
Teton Energy Corp.*^	51,321	256,092
Uranium One, Inc.*	461,600	2,172,874
USEC, Inc.*^	184,600	1,122,368
VAALCO Energy, Inc.*	10,477	88,740
W&T Offshore, Inc.	18,537	1,084,600
Whiting Petroleum Corp.*	1,640	173,971

		62,725,395

Total Energy		111,590,759

Financials (18.8%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*^	40,400	3,638,424
American Physicians Service
Group, Inc.^	10,140	223,486
Calamos Asset Management, Inc.,
Class A^	5,830	99,285
E*TRADE Financial Corp.*^	1,184,130	3,718,168
Federated Investors, Inc., Class B	204,400	7,035,448
Knight Capital Group, Inc., Class A*	411,860	7,405,243
Paulson Capital Corp.*	869	3,806

		22,123,860

Commercial Banks (3.0%)
Alliance Financial Corp./NY^	200	4,202
Associated Banc-Corp^	47,000	906,630
Banco Latinoamericano de Exportaciones S.A., Class E^	45,000	728,550
Bancorpsouth, Inc.^	19,600	342,804
Bank of Hawaii Corp.	9,400	449,320
BOK Financial Corp.^	6,600	352,770
Boston Private Financial Holdings, Inc.^	1,530	8,675
Britton & Koontz Capital Corp.	1,752	21,900
C&F Financial Corp.	1,238	28,474
Carolina Bank Holdings, Inc.*	1,918	12,908
CCF Holding Co.	1,622	4,542
Centrue Financial Corp.	4,453	48,538
Century Bancorp, Inc./MA, Class A	100	1,775
City Bank/Washington	5,765	49,579
City National Corp./California^	8,900	374,423
Codorus Valley Bancorp, Inc.	1,813	24,693
Colonial BancGroup Inc.^	377,560	1,668,815

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.^	79,500	$2,037,585
Comm Bancorp, Inc.	400	17,600
Commerce Bancshares, Inc./Missouri^	32,669	1,295,653
Community Bankshares, Inc./South Carolina	3,939	76,220
Community Capital Corp.	3,123	38,725
Cullen/Frost Bankers, Inc.	26,297	1,310,905
First Bancorp/North Carolina^	575	7,268
First Community Corp./SC	1,140	13,292
First Horizon National Corp.	381,350	2,833,430
First M&F Corp.	12,900	161,895
First Merchants Corp.^	2,915	52,907
First Regional Bancorp/California*^.	15,245	85,524
First United Corp.	9,072	164,838
FirstMerit Corp.^	26,400	430,584
FNB United Corp.^	15,421	118,742
Green Bankshares, Inc.^	600	8,412
Habersham Bancorp^	500	3,725
Hawthorn Bancshares, Inc.	70	1,769
Horizon Bancorp/Indiana	4,550	79,761
Huntington Bancshares, Inc./Ohio^	588,819	3,397,486
Intervest Bancshares Corp., Class A^	11,500	58,880
Landmark Bancorp, Inc.	3,194	70,268
M&T Bank Corp.^	49,700	3,505,838
National City Corp. (PIPE)(b)†	29	2,489,940
National City Corp. (When Distributed)(b)*†	68,122	292,448
Northrim BanCorp, Inc.	6,569	119,359
Oriental Financial Group, Inc.^	39,800	567,548
Pacific Premier Bancorp, Inc.*	7,400	38,110
Parke Bancorp, Inc.*^	1,179	11,554
Peoples Bancorp of North Carolina, Inc.	7,308	79,584
Popular, Inc.^	393,900	2,595,801
Premier Financial Bancorp, Inc.	1,917	20,378
Republic First Bancorp, Inc.*^	14,200	103,092
Rurban Financial Corp.	2,484	23,648
Southwest Bancorp, Inc./Oklahoma^	19,670	226,205
Summit Financial Group, Inc.^	400	5,000
SVB Financial Group*^	8,100	389,691
Tamalpais Bancorp	5,600	63,000
TCF Financial Corp.^	60,200	724,206
Team Financial, Inc.^	5,200	29,432
UMB Financial Corp.^	6,700	343,509
United Bancshares, Inc./Ohio	1,420	17,395
Valley National Bancorp^	21,400	337,478
Westamerica Bancorp	6,900	362,871
Wilmington Trust Corp.^	12,080	319,395

		29,959,549

Consumer Finance (0.1%)
Advanta Corp., Class B^	13,234	83,242
Advanta Corp., Class A	5,910	32,268
AmeriCredit Corp.*^	102,250	881,395
United PanAm Financial Corp.*^	21,399	48,148
White River Capital, Inc.*^	5,250	80,325

		1,125,378

Diversified Financial Services (1.6%)
California First National Bancorp	2,716	26,074
CIT Group, Inc.	319,400	2,175,114
Encore Capital Group, Inc.*^	9,771	86,278
First Pacific Co.	4,128,000	2,604,734
Interactive Brokers Group, Inc., Class A*^	38,889	1,249,503
Marlin Business Services Corp.*	300	2,079
MicroFinancial, Inc.	2,700	10,017
Moody’s Corp.	176,200	6,068,328
PHH Corp.*^	221,900	3,406,165

		15,628,292

Insurance (6.4%)
Alleghany Corp.*	7,087	2,353,238
Allied World Assurance Co. Holdings Ltd./Bermuda	28,740	1,138,679
American Equity Investment Life Holding Co.^	9,960	81,174
American Financial Group, Inc./Ohio	120,620	3,226,585
American Safety Insurance Holdings Ltd.*	12,960	186,365
Arch Capital Group Ltd.*	125,800	8,343,056
Aspen Insurance Holdings Ltd.^	133,610	3,162,549
Assurant, Inc.	99,190	6,542,572
Endurance Specialty Holdings Ltd.	69,600	2,142,984
Everest Reinsurance Group Ltd.	38,600	3,076,806
Hilltop Holdings, Inc.*^	84,040	866,452
Horace Mann Educators Corp.	19,503	273,432
IPC Holdings Ltd.^	40,527	1,075,992
Max Capital Group Ltd.^	84,132	1,794,535
Montpelier Reinsurance Holdings Ltd.^	17,203	253,744
National Security Group, Inc.	680	10,044
National Western Life Insurance Co., Class A^	80	17,480
Odyssey Reinsurance Holdings Corp.^	7,100	252,050
PartnerReinsurance Ltd.^	37,079	2,563,271
Platinum Underwriters Holdings Ltd.	215,075	7,013,596
Presidential Life Corp.^	11,995	184,963
Reinsurance Group of America, Inc.^	116,800	5,083,136
RenaissanceReinsurance Holdings Ltd.	46,610	2,082,069
Unico American Corp.*^	4,190	36,453
United America Indemnity Ltd., Class A*^	4,040	54,015
Universal Insurance Holdings, Inc.^	50,720	179,549
Unum Group	178,800	3,656,460
Willis Group Holdings Ltd.	195,999	6,148,489
Zenith National Insurance Corp.^	44,800	1,575,168

		63,374,906

Real Estate Investment Trusts (REITs) (2.4%)
AmREIT, Inc. (REIT), Class A^	8,938	63,907
Ashford Hospitality Trust, Inc. (REIT)^	195,154	901,611
CBL & Associates Properties, Inc. (REIT)^	99,200	2,265,728
Colonial Properties Trust (REIT)^	79,250	1,586,585
Douglas Emmett, Inc. (REIT)	11,960	262,761
Extra Space Storage, Inc. (REIT)^	85,997	1,320,914
Hersha Hospitality Trust (REIT)^	77,290	583,540
Hospitality Properties Trust (REIT)	63,844	1,561,624
HRPT Properties Trust (REIT)^	359,900	2,436,523
Investors Real Estate Trust (REIT)^	2,830	26,998
iStar Financial, Inc. (REIT)^	73,944	976,800
LaSalle Hotel Properties (REIT)^	43,400	1,090,642
Lexington Realty Trust (REIT)^	34,286	467,318
Liberty Property Trust (REIT)	128,800	4,269,720
Medical Properties Trust, Inc. (REIT)^	111,908	1,132,509
MHI Hospitality Corp. (REIT)	10,900	54,718
Mission West Properties, Inc. (REIT)^	35,183	385,606
Monmouth Reit (REIT), Class A^	23,000	147,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)^	99,800	$2,085,820
One Liberty Properties, Inc. (REIT)	18,100	295,211
Ramco-Gershenson Properties Trust (REIT)	21,840	448,594
Strategic Hotels & Resorts, Inc. (REIT)^	18,700	175,219
Sunstone Hotel Investors, Inc. (REIT)	78,330	1,300,278
Supertel Hospitality, Inc. (REIT)^	25,781	127,874
Transcontinental Realty Investors, Inc.*	11,310	166,936
Urstadt Biddle Properties, Inc. (REIT), Class A^	2,590	37,969

		24,172,605

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*^	10,000	302,900

Thrifts & Mortgage Finance (3.1%)
Astoria Financial Corp.	21,300	427,704
Berkshire Bancorp, Inc./New York	649	8,645
Berkshire Hills Bancorp, Inc.^	21,300	503,745
Beverly Hills Bancorp, Inc.	27,873	46,827
Camco Financial Corp.	9,319	94,401
Carver Bancorp, Inc.	3,350	29,312
Community Financial Corp./Virginia	6,200	47,430
Corus Bankshares, Inc.^	77,200	321,152
Farmer Mac, Class C^	7,413	183,694
Fidelity Bancorp, Inc./Pittsburgh PA	400	4,984
First Capital, Inc.	380	5,696
First Defiance Financial Corp.	13,100	209,731
First Niagara Financial Group, Inc.^	26,090	335,517
First Place Financial Corp./Ohio^	30,823	289,736
Guaranty Federal Bancshares, Inc.	3,810	77,153
Harrington West Financial Group, Inc.	7,195	27,557
HF Financial Corp.	7,656	124,793
HMN Financial, Inc.	6,900	106,605
Hudson City Bancorp, Inc.	315,555	5,263,457
Imperial Capital Bancorp, Inc.^	8,524	48,843
Indiana Community Bancorp	2,487	40,787
LSB Financial Corp.	1,963	31,820
MFB Corp.	100	2,952
Monarch Community Bancorp, Inc.	3,500	33,740
MutualFirst Financial, Inc.^	4,960	48,658
New Hampshire Thrift Bancshares, Inc.	4,540	46,989
New York Community Bancorp, Inc.^	359,572	6,414,764
North Central Bancshares, Inc.	1,900	45,467
OceanFirst Financial Corp.^	1,100	19,855
Ocwen Financial Corp.*^	63,200	293,880
Parkvale Financial Corp.	4,252	99,199
People’s United Financial, Inc.	520,364	8,117,678
Provident Community Bancshares, Inc.	200	1,950
Provident Financial Holdings, Inc.^	4,675	44,132
Pulaski Financial Corp.^	725	6,888
Severn Bancorp, Inc.	2,600	16,952
Southern Missouri Bancorp, Inc.	2,002	31,011
Sovereign Bancorp, Inc.^	729,500	5,369,120
Teche Holding Co.^	1,262	46,278
TF Financial Corp.^	3,881	83,441
United Western Bancorp, Inc.	11,000	138,160
Washington Federal, Inc.^	51,270	927,987
WSFS Financial Corp.^	11,520	513,792

		30,532,482

Total Financials		187,219,972

Health Care (8.8%)
Biotechnology (0.3%)
Celsion Corp.*^	16,140	62,139
Emergent Biosolutions, Inc.*^	11,700	116,181
Theravance, Inc.*^	185,800	2,205,446
Trimeris, Inc.^	31,900	150,568

		2,534,334

Health Care Equipment & Supplies (3.1%)
Allied Healthcare Products, Inc.*	4,200	28,560
Atrion Corp.^	440	42,161
Beckman Coulter, Inc.	67,400	4,551,522
CONMED Corp.*^	47,170	1,252,364
Cooper Cos., Inc.^	93,500	3,473,525
Datascope Corp.^	16,713	785,511
Edwards Lifesciences Corp.*	171,640	10,648,546
Hospira, Inc.*	88,490	3,549,334
Invacare Corp.^	47,011	960,905
Kewaunee Scientific Corp.	3,700	40,071
National Dentex Corp.*	7,410	93,662
Osteotech, Inc.*	1,639	9,326
Span-America Medical Systems, Inc.^	4,200	47,040
Theragenics Corp.*	42,742	155,153
West Pharmaceutical Services, Inc.^	119,900	5,189,272
Zoll Medical Corp.*	7,341	247,171

		31,074,123

Health Care Providers & Services (1.7%)
Advocat, Inc.*^	5,775	62,255
AMERIGROUP Corp.*^	6,163	128,190
Apria Healthcare Group, Inc.*	50,100	971,439
BioScrip, Inc.*	29,860	77,337
Dynacq Healthcare, Inc.*	2,900	18,560
Gentiva Health Services, Inc.*^	9,526	181,470
Hanger Orthopedic Group, Inc.*	33,645	554,806
HealthSouth Corp.*	248,440	4,131,557
Humana, Inc.*	57,300	2,278,821
Kindred Healthcare, Inc.*	51,560	1,482,866
Pediatrix Medical Group, Inc.*	142,065	6,993,860
RehabCare Group, Inc.*^	30,840	494,365

		17,375,526

Health Care Technology (0.0%)
ADAM, Inc.*	60	447

Life Sciences Tools & Services (1.7%)
Albany Molecular Research, Inc.*	9,106	120,836
Bio-Rad Laboratories, Inc., Class A*	1,100	88,979
Cambrex Corp.*^	27,113	159,153
Harvard Bioscience, Inc.*^	520	2,418
Invitrogen Corp.*	88,200	3,462,732
PAREXEL International Corp.*	24,412	642,280
PerkinElmer, Inc.	15,640	435,574
Thermo Fisher Scientific, Inc.*	128,400	7,155,732
Varian, Inc.*	102,495	5,233,395

		17,301,099

Pharmaceuticals (2.0%)
Barr Pharmaceuticals, Inc.*	167,100	7,532,868
Endo Pharmaceuticals Holdings, Inc.*	192,100	4,646,899
Impax Laboratories, Inc.*†^	437,900	3,503,638
King Pharmaceuticals, Inc.*	361,440	3,784,277
Perrigo Co.^	1,835	58,298

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
ViroPharma, Inc.*^	13,700	$151,522

		19,677,502

Total Health Care		87,963,031

Industrials (14.6%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*	131,540	13,374,987
Ducommun, Inc.*	2,600	59,696
Edac Technologies Corp.*	7,140	47,053
Esterline Technologies Corp.*	20	985
Hexcel Corp.*	252,900	4,880,970
Teledyne Technologies, Inc.*	13,700	668,423
Triumph Group, Inc.^	20,990	988,629

		20,020,743

Air Freight & Logistics (0.0%)
Pacer International, Inc.	9,277	199,548
Park-Ohio Holdings Corp.*^	14,422	212,869

		412,417

Airlines (0.4%)
Northwest Airlines Corp.*	492,800	3,282,048
Pinnacle Airlines Corp.*^	9,172	28,983
Republic Airways Holdings, Inc.*	19,150	165,839
SkyWest, Inc.^	43,640	552,046
U.S. Airways Group, Inc.*^	1,000	2,500

		4,031,416

Building Products (0.3%)
Armstrong World Industries, Inc.	34,580	1,010,428
Gibraltar Industries, Inc.^	17,090	272,927
NCI Building Systems, Inc.*^	32,400	1,190,052
Universal Forest Products, Inc.^	30,100	901,796

		3,375,203

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	820	18,245
Allied Waste Industries, Inc.*	357,554	4,512,332
Amrep Corp.	1,900	90,421
CDI Corp.^	17,020	432,989
Champion Industries, Inc.	13,540	62,690
Comfort Systems USA, Inc.^	39,270	527,789
Copart, Inc.*^	81,000	3,468,420
Deluxe Corp.	86,780	1,546,420
Ecology And Environment, Inc., Class A	5,428	61,879
Exponent, Inc.*^	2,476	77,771
GeoEye, Inc.*^	10,200	180,642
GP Strategies Corp.*	8,950	89,948
Heidrick & Struggles International, Inc.^	1,499	41,432
IKON Office Solutions, Inc.	1,500	16,920
Intersections, Inc.*	400	4,372
Kelly Services, Inc., Class A^	33,700	651,421
MPS Group, Inc.*^	186,680	1,984,408
Nashua Corp.*	7,000	70,000
National Technical Systems, Inc.*	6,385	34,798
North American Galvanizing & Coatings, Inc.*^	8,916	78,372
R.R. Donnelley & Sons Co.	140,400	4,168,476
RCM Technologies, Inc.*	16,543	71,300
Spherion Corp.*^	33,053	152,705
United Stationers, Inc.*^	87,600	3,236,820
Virco Manufacturing Corp.^	11,560	57,684
Volt Information Sciences, Inc.*^	290	3,454
VSE Corp.^	7,668	210,870

		21,852,578

Construction & Engineering (0.7%)
EMCOR Group, Inc.*	8,300	236,799
Granite Construction, Inc.^	55,400	1,746,762
Layne Christensen Co.*^	9	394
MasTec, Inc.*^	4,100	43,706
Meadow Valley Corp.*	2,429	21,861
Michael Baker Corp.*^	10,580	231,491
Perini Corp.*	22,685	749,739
URS Corp.*	92,900	3,899,013

		6,929,765

Electrical Equipment (0.4%)
Acuity Brands, Inc.^	22,020	1,058,722
Allied Motion Technologies, Inc.*	5,050	29,239
Chase Corp.^	2,200	41,228
Espey Manufacturing & Electronics Corp.	320	6,077
Preformed Line Products Co.^	4,112	165,755
Regal-Beloit Corp.^	55,900	2,361,775
SL Industries, Inc.*	7,300	111,325

		3,774,121

Industrial Conglomerates (1.1%)
Seaboard Corp.^	680	1,054,680
Standex International Corp.^	25,200	522,648
Teleflex, Inc.	176,179	9,793,791
United Capital Corp.*	1,720	33,024

		11,404,143

Machinery (5.7%)
AGCO Corp.*	28,400	1,488,444
Astec Industries, Inc.*^	260	8,356
Barnes Group, Inc.^	10,300	237,827
Crane Co.	86,680	3,339,780
Dover Corp.	167,195	8,087,222
Eastern Co.^	6,286	95,547
EnPro Industries, Inc.*^	10,163	379,487
Gehl Co.*^	6,223	92,038
Hardinge, Inc.^	16,861	222,059
Harsco Corp.	37,080	2,017,523
Hurco Cos., Inc.*^	8,153	251,846
Joy Global, Inc.	83,425	6,326,118
Kadant, Inc.*^	1,510	34,126
Kennametal, Inc.	172,948	5,629,457
K-Tron International, Inc.*^	3,800	492,480
L.S. Starrett Co., Class A	9,720	229,781
Lydall, Inc.*	18,360	230,418
Mueller Industries, Inc.^	64,100	2,064,020
NACCO Industries, Inc., Class A^	10,470	778,445
Pentair, Inc.^	121,200	4,244,424
Robbins & Myers, Inc.	43,720	2,180,316
SPX Corp.	120,082	15,818,402
Tecumseh Products Co., Class A*^	2,406	78,869
Timken Co.	12,710	418,667
Toro Co.^	39,100	1,300,857
Trinity Industries, Inc.^	240	8,326
Twin Disc, Inc.^	13,560	283,811
Watts Water Technologies, Inc., Class A^	300	7,470

		56,346,116

Marine (0.3%)
B&H Ocean Carriers Ltd.*	10,100	109,080
Genco Shipping & Trading Ltd.	33,100	2,158,120
Horizon Lines, Inc., Class A^	42,596	423,830

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
International Shipholding Corp.*^	10,400	$243,776

		2,934,806

Road & Rail (1.0%)
Ryder System, Inc.	87,800	6,047,664
Saia, Inc.*^	15,396	168,124
Werner Enterprises, Inc.^	204,500	3,799,610

		10,015,398

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.^	81,965	1,981,094
Empire Resources, Inc.	2,800	10,668
Genesis Lease Ltd. (ADR)^	128,407	1,326,444
Rush Enterprises, Inc., Class B*^	11,850	128,691
Rush Enterprises, Inc., Class A*^	99,600	1,196,196
Willis Lease Finance Corp.*^	11,091	118,452

		4,761,545

Total Industrials		145,858,251

Information Technology (14.8%)
Communications Equipment (1.2%)
ADC Telecommunications, Inc.*	332,300	4,908,071
Black Box Corp.^	32,000	870,080
Communications Systems, Inc.^	13,200	141,900
Digi International, Inc.*^	13,659	107,223
Emulex Corp.*	57,280	667,312
JDS Uniphase Corp.*	327,300	3,718,128
Tekelec*^	102,150	1,502,627
Telular Corp.*^	7,500	28,650

		11,943,991

Computers & Peripherals (0.1%)
Astro-Med, Inc.	2,650	23,850
Key Tronic Corp.*	960	3,293
NCR Corp.*	54,000	1,360,800
Super Micro Computer, Inc.*	8,700	64,206
Western Digital Corp.*	820	28,314

		1,480,463

Electronic Equipment & Instruments (3.2%)
ADDvantage Technologies
Group, Inc.*^	15,720	48,103
Agilent Technologies, Inc.*	110,800	3,937,832
Arrow Electronics, Inc.*	303,491	9,323,243
Avnet, Inc.*	242,790	6,623,311
Coherent, Inc.*^	3,366	100,610
CTS Corp.^	45,000	452,250
Flextronics International Ltd.*	554,700	5,214,180
Gerber Scientific, Inc.*^	200	2,276
Insight Enterprises, Inc.*	18,678	219,093
IntriCon Corp.*	670	5,628
Kingboard Laminates Holdings Ltd.	4,935,000	2,911,411
LeCroy Corp.*	14,790	131,927
Mesa Laboratories, Inc.	600	14,400
O.I. Corp.	4,500	50,400
Perceptron, Inc.*	7,760	67,900
Sigmatron International, Inc.*	5,320	31,069
SMART Modular Technologies (WWH), Inc.*^	40,458	154,954
Spectrum Control, Inc.*	17,470	143,254
Technitrol, Inc.^	1,840	31,262
TESSCO Technologies, Inc.*	6,225	85,158
TTM Technologies, Inc.*	2,864	37,833
Vicon Industries, Inc.*	7,120	37,238
Vishay Intertechnology, Inc.*	255,800	2,268,946
Zones, Inc.*	16,340	127,942
Zygo Corp.*^	11,342	111,492

		32,131,712

Internet Software & Services (0.2%)
CMGI, Inc.*^	380	4,028
EarthLink, Inc.*^	206,900	1,789,685
United Online, Inc.^	44,811	449,454

		2,243,167

IT Services (1.3%)
CACI International, Inc., Class A*	142,600	6,526,802
CIBER, Inc.*^	104,680	650,063
Computer Task Group, Inc.*	10,991	56,274
Convergys Corp.*	13,380	198,827
CSG Systems International, Inc.*	23,630	260,403
CSP, Inc.*^	1,330	7,913
Edgewater Technology, Inc.*	8,800	42,328
Gevity HR, Inc.^	25,900	139,342
Hewitt Associates, Inc., Class A*	57,200	2,192,476
MAXIMUS, Inc.^	30,790	1,072,108
Ness Technologies, Inc.*	5,540	56,065
Perot Systems Corp., Class A*	87,734	1,316,887
TechTeam Global, Inc.*^	9,194	98,284

		12,617,772

Office Electronics (0.4%)
Zebra Technologies Corp., Class A*	110,070	3,592,685

Semiconductors & Semiconductor Equipment (6.5%)
Amkor Technology, Inc.*^	125,908	1,310,702
Analog Devices, Inc.	238,700	7,583,499
Broadcom Corp., Class A*	317,300	8,659,117
Catalyst Semiconductor, Inc.*	22,555	97,889
Fairchild Semiconductor International, Inc.*	297,700	3,492,021
FEI Co.*^	25,283	575,947
Integrated Device Technology, Inc.*	214,800	2,135,112
IXYS Corp.*	18,290	218,383
Kulicke & Soffa Industries, Inc.*	700	5,103
LSI Corp.*	1,011,200	6,208,768
Maxim Integrated Products, Inc.	400,275	8,465,816
MKS Instruments, Inc.*^	71,090	1,556,871
OmniVision Technologies, Inc.*^	3,280	39,655
Pericom Semiconductor Corp.*^	27,166	403,143
PMC-Sierra, Inc.*	27,476	210,191
Skyworks Solutions, Inc.*^	216,100	2,132,907
Standard Microsystems Corp.*^	21,971	596,513
Teradyne, Inc.*	471,500	5,219,505
TriQuint Semiconductor, Inc.*	1,768	10,714
Ultratech, Inc.*^	960	14,899
Varian Semiconductor Equipment Associates, Inc.*^	222,325	7,741,356
Verigy Ltd.*	372,050	8,449,256
White Electronic Designs Corp.*^	942	4,324

		65,131,691

Software (1.9%)
American Software, Inc., Class A	9,630	54,313
Cadence Design Systems, Inc.*	7,742	78,194
Dynamics Research Corp.*	200	2,100
JDA Software Group, Inc.*	31,979	578,820
Lawson Software, Inc.*^	16,300	118,501
McAfee, Inc.*	140,700	4,788,021
Mentor Graphics Corp.*^	49,120	776,096
Novell, Inc.*	70,474	415,092
Soapstone Networks, Inc.*	22,200	85,026
SPSS, Inc.*	15,647	569,081
Sybase, Inc.*	106,525	3,133,966

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	12,343	$295,121
THQ, Inc.*	379,700	7,692,722

		18,587,053

Total Information Technology		147,728,534

Materials (11.1%)
Chemicals (6.7%)
Agrium, Inc.	63,300	6,807,282
American Pacific Corp.*^	10,300	177,572
Arch Chemicals, Inc.^	24,015	796,097
Celanese Corp., Class A	118,400	5,406,144
CF Industries Holdings, Inc.	53,723	8,208,874
Cytec Industries, Inc.	144,830	7,901,925
Ferro Corp.	4,255	79,824
FMC Corp.	216,100	16,734,784
Innophos Holdings, Inc.^	20,400	651,780
Innospec, Inc.	42,402	798,006
International Flavors & Fragrances, Inc.	151,500	5,917,590
LSB Industries, Inc.*^	8,931	176,834
Minerals Technologies, Inc.^	3,450	219,385
Olin Corp.	2,970	77,755
OM Group, Inc.*^	26,740	876,805
Penford Corp.^	13,464	200,344
Rhodia S.A.	172,902	3,190,483
Rockwood Holdings, Inc.*	47,311	1,646,423
Sensient Technologies Corp.^	57,220	1,611,315
Stepan Co.	8,579	391,374
Terra Industries, Inc.^	102,500	5,058,375

		66,928,971

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*^	2,070	81,910

Containers & Packaging (1.9%)
AEP Industries, Inc.*	8,600	149,382
Greif, Inc., Class A^	71,300	4,565,339
Owens-Illinois, Inc.*	89,600	3,735,424
Pactiv Corp.*^	416,600	8,844,418
Rock-Tenn Co., Class A^	60,400	1,811,396
UFP Technologies, Inc.*	7,913	79,209

		19,185,168

Machinery (0.0%)
NN, Inc.^	5,200	72,488

Metals & Mining (2.4%)
Cleveland-Cliffs, Inc.	43,800	5,220,522
Commercial Metals Co.	262,202	9,885,015
Compass Minerals International, Inc.	12,700	1,023,112
Friedman Industries, Inc.	4,340	34,720
Kaiser Aluminum Corp.	5	268
Olympic Steel, Inc.^	16,900	1,283,048
Reliance Steel & Aluminum Co.	15,650	1,206,458
Schnitzer Steel Industries, Inc., Class A^	15,756	1,805,638
Steel Dynamics, Inc.	42,940	1,677,666
Synalloy Corp.	2,124	32,752
Ternium S.A. (ADR)^	32,300	1,356,600

		23,525,799

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*	60,346	510,527
Glatfelter^	450	6,080

		516,607

Total Materials		110,310,943

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
Atlantic Tele-Network, Inc.^	4,250	116,917
CenturyTel, Inc.	130,400	4,640,936
D&E Communications, Inc.	20,166	179,276
Embarq Corp.	74,100	3,502,707
HickoryTech Corp.	1,046	8,650
Hungarian Telephone & Cable Corp.*^	1,087	19,827
Premiere Global Services, Inc.*	86,560	1,262,045
SureWest Communications^	11,428	96,338

Total Telecommunication Services		9,826,696

Utilities (4.9%)
Electric Utilities (2.5%)
Central Vermont Public Service Corp.^	830	16,077
El Paso Electric Co.*	1,360	26,928
Maine & Maritimes Corp.*	2,600	110,240
Northeast Utilities	193,900	4,950,267
Pepco Holdings, Inc.	181,100	4,645,215
Pinnacle West Capital Corp.	121,500	3,738,555
Portland General Electric Co.^	54,000	1,216,080
Sierra Pacific Resources	364,610	4,634,193
UIL Holdings Corp.^	41,100	1,208,751
Unisource Energy Corp.	60,110	1,864,011
Unitil Corp.	100	2,711
Westar Energy, Inc.^	114,820	2,469,779

		24,882,807

Gas Utilities (0.7%)
AGL Resources, Inc.	31,000	1,071,980
Delta Natural Gas Co., Inc.	100	2,612
Energy West, Inc.	4,326	46,678
RGC Resources, Inc.	1,290	36,120
UGI Corp.	201,400	5,782,194

		6,939,584

Multi-Utilities (1.7%)
Alliant Energy Corp.^	123,960	4,246,869
CH Energy Group, Inc.^	13,870	493,356
MDU Resources Group, Inc.	147,150	5,129,649
NorthWestern Corp.	6,040	153,537
Wisconsin Energy Corp.	143,800	6,502,636

		16,526,047

Water Utilities (0.0%)
Artesian Resources Corp., Class A	1,467	26,978

Total Utilities		48,375,416

Total Common Stocks (97.8%) (Cost $957,273,255)		973,864,688

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.4%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	$3,470,000	3,470,000
Bank of Ireland
2.83%, 12/19/08 (l)	5,779,602	5,779,602

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	$2,540,000	$2,540,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,470,000	3,470,000
Comerica Bank
2.50%, 3/16/09 (l)	1,149,948	1,149,948
Credit Industriel et Commercial/New York
2.94%, 8/7/08	5,780,000	5,780,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	3,000,000	3,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	70,769,858	70,769,858
Fifth Third Bancorp
2.49%, 8/22/08 (l)	350,000	350,000
First Tennessee Bank
2.50%, 8/15/08 (l)	10,400,000	10,400,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	460,000	460,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,310,000	2,310,000
2.16%, 3/27/09 (l)	3,240,000	3,240,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	920,000	920,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	4,618,731	4,618,731
2.12%, 6/18/09 (l)	5,778,273	5,778,273
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	6,930,000	6,930,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	5,780,000	5,780,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	2,889,976	2,889,976
Links Finance LLC
2.12%, 6/25/09 (l)	1,729,568	1,729,568
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,890,000	2,890,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	5,430,000	5,430,000
Morgan Stanley
3.22%, 2/9/09 (l)	8,984,470	8,984,470
2.65%, 5/7/09 (l)	5,780,000	5,780,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	3,469,306	3,469,306
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	5,782,904	5,782,904
Standard Chartered Bank/New York
2.79%, 8/7/08	8,660,000	8,660,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,160,000	1,160,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		183,522,636

Time Deposit (2.4%)
JPMorgan Chase Nassau
1.49%, 7/1/08	23,917,333	23,917,333

Total Short-Term Investments (20.8%) (Amortized Cost $207,439,969)		207,439,969

Total Investments (118.6%) (Cost/Amortized Cost $1,164,713,224)		1,181,304,657
Other Assets Less Liabilities (-18.6%)		(184,867,218)

Net Assets (100%)		$996,437,439

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $8,123,633 or 0.8% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $2,412,257 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

PIPE — Private Investment of Public Equity

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$946,612,441	$226,568,584	$8,123,632	$1,181,304,657
Other Investments*	—	—	—	—

Total	$946,612,441	$226,568,584	$8,123,632	$1,181,304,657

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,801,575	$—
Total gains or losses (realized/unrealized) included in earnings	(12,131)	—
Purchases, sales, issuances, and settlements (net)	340,610	—
Transfers in and/or out of Level 3	5,993,578	—

Balance as of 6/30/08	$8,123,632	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets a liabilities still held at period ending 6/30/08	$1,733,484	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$243,919,445
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$242,452,135

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,595,205
Aggregate gross unrealized depreciation	(137,945,592)

Net unrealized depreciation	$(350,387)

Federal income tax cost of investments	$1,181,655,044

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

At June 30, 2008, the Portfolio had loaned securities with a total value of $176,935,276. This was secured by collateral of $183,522,636 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $112,599, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $82 as brokerage commissions with BNP Paribas S.A., $302 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $442 as brokerage commissions with Williams Capital Group, affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.5%)
Exide Technologies, Inc.*^	213,400	$3,576,584

Distributors (0.4%)
LKQ Corp.*^	150,400	2,717,728

Diversified Consumer Services (1.9%)
American Public Education, Inc.*	110,745	4,323,485
Capella Education Co.*	33,500	1,998,275
K12, Inc.*^	115,975	2,485,344
New Oriental Education & Technology Group (ADR)*	58,890	3,440,354

		12,247,458

Hotels, Restaurants & Leisure (3.8%)
BJ’s Restaurants, Inc.*^	156,375	1,521,529
Burger King Holdings, Inc.	131,400	3,520,206
Carrols Restaurant Group, Inc.*^	191,115	991,887
Cheesecake Factory, Inc.*^	190,730	3,034,514
Chipotle Mexican Grill, Inc., Class A*^	30,300	2,503,386
Great Wolf Resorts, Inc.*^	405,780	1,773,259
Jack in the Box, Inc.*	62,700	1,405,107
Red Robin Gourmet Burgers, Inc.*^	68,380	1,896,861
Texas Roadhouse, Inc., Class A*^	104,800	940,056
WMS Industries, Inc.*^	246,140	7,327,588

		24,914,393

Household Durables (0.8%)
Gafisa S.A. (ADR)^	42,000	1,443,540
Universal Electronics, Inc.*^	194,015	4,054,913

		5,498,453

Internet & Catalog Retail (1.1%)
Orbitz Worldwide, Inc.*^	193,800	970,938
priceline.com, Inc.*^	21,300	2,459,298
Shutterfly, Inc.*^	286,295	3,495,662
U.S. Auto Parts Network, Inc.*^	67,590	244,676

		7,170,574

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.^	46,000	1,857,480

Media (1.2%)
Cinemark Holdings, Inc.^	170,186	2,222,629
Entravision Communications Corp., Class A*	311,660	1,252,873
Lions Gate Entertainment Corp.*^	56,745	587,879
Live Nation, Inc.*^	122,600	1,297,108
Lodgenet Entertainment Corp.*^	135,321	664,426
National CineMedia, Inc.	162,100	1,727,986

		7,752,901

Specialty Retail (1.0%)
Genesco, Inc.*	168,644	5,206,040
hhgregg, Inc.*^	143,500	1,435,000

		6,641,040

Textiles, Apparel & Luxury Goods (1.3%)
Deckers Outdoor Corp.*^	19,600	2,728,320
Volcom, Inc.*^	147,940	3,540,204
Warnaco Group, Inc.*	57,600	2,538,432

		8,806,956

Total Consumer Discretionary		81,183,567

Consumer Staples (1.5%)
Beverages (1.0%)
Central European Distribution Corp.*^	91,500	6,784,725

Food Products (0.2%)
Darling International, Inc.*^	96,800	1,599,136

Personal Products (0.3%)
Physicians Formula Holdings, Inc.*	180,770	1,690,199

Total Consumer Staples		10,074,060

Energy (9.0%)
Energy Equipment & Services (4.1%)
Atwood Oceanics, Inc.*^	13,900	1,728,326
Bristow Group, Inc.*	33,300	1,648,017
Core Laboratories N.V.*^	35,570	5,063,390
IHS, Inc., Class A*	19,470	1,355,112
Lufkin Industries, Inc.^	99,855	8,315,924
OYO Geospace Corp.*^	121,630	7,168,872
Willbros Group, Inc.*^	43,400	1,901,354

		27,180,995

Oil, Gas & Consumable Fuels (4.9%)
Arena Resources, Inc.*	83,600	4,415,752
Bill Barrett Corp.*^	56,300	3,344,783
Brigham Exploration Co.*	30,300	479,649
Carrizo Oil & Gas, Inc.*	48,350	3,292,152
CNX Gas Corp.*^	26,400	1,109,856
Concho Resources, Inc.*	86,000	3,207,800
Goodrich Petroleum Corp.*	32,300	2,678,316
James River Coal Co.*	122,675	7,199,796
Petroleum Development Corp.*	59,907	3,983,216
Rex Energy Corp.*^	58,500	1,544,400
Venoco, Inc.*^	58,300	1,353,143

		32,608,863

Total Energy		59,789,858

Financials (4.2%)
Capital Markets (1.7%)
Evercore Partners, Inc., Class A^	112,358	1,067,401
FCStone Group, Inc.*	220,935	6,170,715
GFI Group, Inc.	70,400	634,304
Greenhill & Co., Inc.^	16,925	911,580
Investment Technology Group, Inc.*	67,555	2,260,390

		11,044,390

Commercial Banks (0.4%)
SVB Financial Group*^	54,290	2,611,892

Consumer Finance (0.6%)
Cash America International, Inc.	63,155	1,957,805
Dollar Financial Corp.*^	109,000	1,646,990

		3,604,795

Diversified Financial Services (0.1%)
Interactive Brokers Group, Inc., Class A*^	29,490	947,514

Insurance (1.3%)
American Safety Insurance Holdings Ltd.*	43,865	630,779

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
eHealth, Inc.*^	27,144	$479,363
First Mercury Financial Corp.*^	216,493	3,818,937
Navigators Group, Inc.*	32,541	1,758,841
Tower Group, Inc.^	103,628	2,195,877

		8,883,797

Real Estate Investment Trusts (REITs) (0.1%)
MFA Mortgage Investments, Inc. (REIT)	120,260	784,095

Total Financials		27,876,483

Health Care (17.6%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*^	49,300	3,574,250
Applera Corp.- Celera Group*^	115,823	1,315,749
Cubist Pharmaceuticals, Inc.*	90,700	1,619,902
Martek Biosciences Corp.*^	53,100	1,790,001
Myriad Genetics, Inc.*^	71,175	3,239,886
Senomyx, Inc.*^	202,593	998,784
United Therapeutics Corp.*	20,800	2,033,200

		14,571,772

Health Care Equipment & Supplies (7.8%)
American Medical Systems Holdings, Inc.*^	309,910	4,633,154
CONMED Corp.*	101,400	2,692,170
Cutera, Inc.*^	112,630	1,017,049
ev3, Inc.*^	181,800	1,723,464
Hansen Medical, Inc.*^	68,530	1,145,821
Hologic, Inc.*^	30,700	669,260
Idexx Laboratories, Inc.*	41,300	2,012,962
Inverness Medical Innovations, Inc.*^	41,750	1,384,847
Masimo Corp.*^	119,300	4,097,955
Mentor Corp.^	91,985	2,559,023
NuVasive, Inc.*^	102,300	4,568,718
SenoRx, Inc.*	139,013	1,073,180
Sirona Dental Systems, Inc.*^	132,715	3,439,973
SonoSite, Inc.*^	101,964	2,856,012
Spectranetics Corp.*^	224,723	2,215,769
SurModics, Inc.*^	61,700	2,766,628
Symmetry Medical, Inc.*^	184,880	2,998,754
Thoratec Corp.*^	254,410	4,424,190
Volcano Corp.*^	208,950	2,549,190
Wright Medical Group, Inc.*	94,900	2,696,109

		51,524,228

Health Care Providers & Services (2.5%)
Animal Health International, Inc.*	239,915	1,494,670
CardioNet, Inc.*	52,800	1,406,064
Centene Corp.*	256,185	4,301,346
Genoptix, Inc.*	19,000	599,450
Healthways, Inc.*^	93,565	2,769,524
inVentiv Health, Inc.*^	158,657	4,409,078
MWI Veterinary Supply, Inc.*^	36,415	1,205,701
PSS World Medical, Inc.*^	34,933	569,408

		16,755,241

Health Care Technology (1.4%)
Eclipsys Corp.*^	327,710	6,016,756
Phase Forward, Inc.*^	124,900	2,244,453
Vital Images, Inc.*^	63,590	791,059

		9,052,268

Life Sciences Tools & Services (2.6%)
Bruker Corp.*	136,800	1,757,880
Exelixis, Inc.*^	39,825	199,125
ICON plc (ADR)*^	166,955	12,608,442
Varian, Inc.*	59,385	3,032,198

		17,597,645

Pharmaceuticals (1.1%)
Noven Pharmaceuticals, Inc.*^	99,500	1,063,655
Sciele Pharma, Inc.*^	314,136	6,078,532

		7,142,187

Total Health Care		116,643,341

Industrials (20.8%)
Aerospace & Defense (0.7%)
Axsys Technologies, Inc.*	47,000	2,445,880
Esterline Technologies Corp.*	40,100	1,975,326

		4,421,206

Air Freight & Logistics (0.2%)
Hub Group, Inc., Class A*	39,400	1,344,722

Building Products (1.1%)
Ameron International Corp.^	50,730	6,086,585
Apogee Enterprises, Inc.	94,400	1,525,504

		7,612,089

Commercial Services & Supplies (8.0%)
Advisory Board Co.*	89,291	3,511,815
Copart, Inc.*	42,600	1,824,132
Corrections Corp. of America*	102,560	2,817,323
FTI Consulting, Inc.*	96,813	6,627,818
GEO Group, Inc.*	154,305	3,471,862
Innerworkings, Inc.*^	324,735	3,883,831
Interface, Inc., Class A^	139,200	1,744,176
Metalico, Inc.*^	222,820	3,903,806
On Assignment, Inc.*^	428,678	3,437,998
Resources Connection, Inc.	312,636	6,362,143
School Specialty, Inc.*^	85,755	2,549,496
SYKES Enterprises, Inc.*	342,450	6,458,607
Team, Inc.*^	20,600	706,992
Waste Connections, Inc.*^	84,325	2,692,497
Watson Wyatt Worldwide, Inc., Class A	52,300	2,766,147

		52,758,643

Construction & Engineering (0.5%)
Northwest Pipe Co.*^	64,070	3,575,106

Electrical Equipment (3.4%)
Acuity Brands, Inc.	41,000	1,971,280
Belden, Inc.^	39,300	1,331,484
EnerSys*^	56,700	1,940,841
General Cable Corp.*^	65,210	3,968,029
GrafTech International Ltd.*	75,500	2,025,665
J.A. Solar Holdings Co., Ltd. (ADR)*^	148,900	2,508,965
Polypore International, Inc.*	160,470	4,064,705
Regal-Beloit Corp.^	45,300	1,913,925
Woodward Governor Co.^	70,420	2,511,177

		22,236,071

Industrial Conglomerates (0.5%)
Walter Industries, Inc.	30,800	3,350,116

Machinery (5.3%)
Actuant Corp., Class A^	196,798	6,169,617
Bucyrus International, Inc.^	62,520	4,565,211
Chart Industries, Inc.*	63,800	3,103,232
CIRCOR International, Inc.	62,895	3,081,226
Colfax Corp.*	72,200	1,811,498
Gardner Denver, Inc.*	93,207	5,294,158
Kaydon Corp.^	73,290	3,767,839
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
RBC Bearings, Inc.*^	76,285	$2,541,816
Robbins & Myers, Inc.^	75,500	3,765,185
Titan Machinery, Inc.*^	26,500	829,980

		34,929,762

Marine (0.3%)
Kirby Corp.*	26,500	1,272,000
Ultrapetrol Bahamas Ltd.*^	79,710	1,005,143

		2,277,143

Road & Rail (0.4%)
Kansas City Southern, Inc.*	59,600	2,621,804

Trading Companies & Distributors (0.4%)
Interline Brands, Inc.*^	86,310	1,374,918
RSC Holdings, Inc.*^	151,700	1,404,742

		2,779,660

Total Industrials		137,906,322

Information Technology (27.0%)
Communications Equipment (1.7%)
Cogo Group, Inc.*^	137,900	1,256,269
EMS Technologies, Inc.*	166,965	3,646,516
Harmonic, Inc.*^	348,200	3,311,382
Ixia*^	409,273	2,844,447

		11,058,614

Computers & Peripherals (1.6%)
Compellent Technologies, Inc.*	321,796	3,649,167
Netezza Corp.*	232,290	2,666,689
Novatel Wireless, Inc.*^	205,970	2,292,446
Synaptics, Inc.*^	48,198	1,818,510

		10,426,812

Electronic Equipment & Instruments (1.8%)
Coherent, Inc.*^	188,274	5,627,510
Dolby Laboratories, Inc., Class A*	84,890	3,421,067
Multi-Fineline Electronix, Inc.*	20,800	575,536
Photon Dynamics, Inc.*	64,100	966,628
Universal Display Corp.*^	102,890	1,267,605

		11,858,346

Internet Software & Services (8.2%)
Bankrate, Inc.*^	66,786	2,609,329
DealerTrack Holdings, Inc.*^	96,587	1,362,843
Digital River, Inc.*^	59,400	2,291,652
Equinix, Inc.*^	35,300	3,149,466
Greenfield Online, Inc.*	124,383	1,855,794
GSI Commerce, Inc.*^	359,630	4,901,757
Internap Network Services Corp.*^	199,000	931,320
Internet Capital Group, Inc.*^	137,255	1,060,981
Knot, Inc.*^	186,807	1,826,972
Marchex, Inc., Class B^	293,225	3,612,532
MercadoLibre, Inc.*^	39,200	1,352,008
Omniture, Inc.*^	108,800	2,020,416
SkillSoft plc (ADR)*^	823,770	7,446,881
Switch & Data Facilities Co., Inc.*^	134,600	2,286,854
ValueClick, Inc.*^	91,072	1,379,741
VistaPrint Ltd.*^	465,646	12,460,687
Vocus, Inc.*^	126,300	4,063,071

		54,612,304

IT Services (3.5%)
Forrester Research, Inc.*^	89,100	2,751,408
Gartner, Inc.*^	151,700	3,143,224
Global Cash Access Holdings, Inc.*^	592,629	4,065,435
iGate Corp.*^	55,700	452,841
Information Services Group, Inc.*^	317,036	1,521,773
Sapient Corp.*	194,400	1,248,048
SI International, Inc.*^	118,691	2,485,389
TeleTech Holdings, Inc.*^	168,174	3,356,753
Wright Express Corp.*^	171,836	4,261,533

		23,286,404

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Energy Industries, Inc.*	131,770	1,805,249
AuthenTec, Inc.*^	45,400	473,068
Diodes, Inc.*^	131,200	3,626,368
Eagle Test Systems, Inc.*^	153,260	1,716,512
Microsemi Corp.*	190,384	4,793,869
Monolithic Power Systems, Inc.*^	168,600	3,645,132
PMC-Sierra, Inc.*^	645,400	4,937,310
Power Integrations, Inc.*	85,029	2,687,767

		23,685,275

Software (6.6%)
ANSYS, Inc.*^	116,745	5,501,024
Concur Technologies, Inc.*^	146,300	4,861,549
Epicor Software Corp.*^	46,962	324,507
FactSet Research Systems, Inc.^	45,680	2,574,525
FalconStor Software, Inc.*^	123,400	873,672
Giant Interactive Group, Inc. (ADR)*^	54,740	663,449
Lawson Software, Inc.*^	453,300	3,295,491
Macrovision Solutions Corp.*^	142,687	2,134,598
PROS Holdings, Inc.*	80,250	901,208
Quality Systems, Inc.^	116,565	3,413,023
Secure Computing Corp.*	476,160	1,971,302
Shanda Interactive Entertainment Ltd. (ADR)*^	84,700	2,299,605
Solera Holdings, Inc.*^	330,325	9,136,789
Synchronoss Technologies, Inc.*^	151,550	1,368,497
The9 Ltd. (ADR)*^	49,125	1,109,242
TIBCO Software, Inc.*^	466,715	3,570,370

		43,998,851

Total Information Technology		178,926,606

Materials (2.9%)
Chemicals (2.2%)
FMC Corp.	38,800	3,004,672
Intrepid Potash, Inc.*	19,750	1,299,155
Olin Corp.	66,000	1,727,880
Quaker Chemical Corp.	54,185	1,444,572
Rockwood Holdings, Inc.*	35,900	1,249,320
Terra Industries, Inc.	115,205	5,685,367

		14,410,966

Construction Materials (0.7%)
Texas Industries, Inc.^	84,585	4,747,756

Total Materials		19,158,722

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.7%)
Cbeyond, Inc.*^	124,000	1,986,480
PAETEC Holding Corp.*^	457,100	2,902,585

		4,889,065

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.*^	369,900	2,585,601

Total Telecommunication Services		7,474,666

Total Common Stocks (96.4%) (Cost $654,002,064)		639,033,625

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (32.8%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	$3,230,000	$3,230,000
Bank of Ireland
2.83%, 12/19/08 (l)	5,389,629	5,389,629
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	2,370,000	2,370,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	3,230,000	3,230,000
Comerica Bank
2.50%, 3/16/09 (l)	1,079,951	1,079,951
Credit Industriel et Commercial/New York
2.94%, 8/7/08	5,390,000	5,390,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	2,800,000	2,800,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	112,171,325	112,171,325
Fifth Third Bancorp
2.49%, 8/22/08 (l)	320,000	320,000
First Tennessee Bank
2.50%, 8/15/08 (l)	9,690,000	9,690,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	430,000	430,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	2,150,000	2,150,000
2.16%, 3/27/09 (l)	3,010,000	3,010,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	860,000	860,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	4,308,816	4,308,816
2.12%, 6/18/09 (l)	5,388,390	5,388,390
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	6,460,000	6,460,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	5,390,000	5,390,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	2,689,978	2,689,978
Links Finance LLC
2.12%, 6/25/09 (l)	1,619,595	1,619,595
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	2,690,000	2,690,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	5,060,000	5,060,000
Morgan Stanley
3.22%, 2/9/09 (l)	8,376,199	8,376,199
2.65%, 5/7/09 (l)	5,390,000	5,390,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	3,229,354	3,229,354
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	5,392,708	5,392,708
Standard Chartered Bank/New York
2.79%, 8/7/08	8,080,000	8,080,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	1,080,000	1,080,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		217,275,945

Time Deposit (4.3%)
JPMorgan Chase Nassau
1.49%, 7/1/08	28,257,264	28,257,264

Total Short-Term Investments (37.1%) (Amortized Cost $245,533,209)		245,533,209

Total Investments (133.5%) (Cost/Amortized Cost $899,535,273)		$884,566,834
Other Assets Less Liabilities (-33.5%)		(221,964,843)

Net Assets (100%)		$662,601,991

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$639,033,625	$245,533,209	$—	$884,566,834
Other Investments*	—	—	—	—

Total	$639,033,625	$245,533,209	$—	$884,566,834

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$574,931,521
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$265,205,517

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,435,909
Aggregate gross unrealized depreciation	(66,630,735)

Net unrealized depreciation	$(19,194,826)

Federal income tax cost of investments	$903,761,660

At June 30, 2008, the Portfolio had loaned securities with a total value of $208,893,215. This was secured by collateral of $217,275,945 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,014,255 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $3,478 as brokerage commissions with Raymond James & Associates, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.7%)
American Axle & Manufacturing Holdings, Inc.^	393,800	$3,146,462
ArvinMeritor, Inc.^	562,108	7,015,108
ATC Technology Corp.*	187,700	4,369,656
Gentex Corp.^	114,050	1,646,882
Lear Corp.*^	177,500	2,516,950

		18,695,058

Automobiles (0.8%)
Monaco Coach Corp.^	391,000	1,188,640
Thor Industries, Inc.^	243,000	5,166,180
Winnebago Industries, Inc.^	234,700	2,391,593

		8,746,413

Diversified Consumer Services (0.8%)
Hillenbrand, Inc.	49,200	1,052,880
Regis Corp.	288,000	7,588,800

		8,641,680

Hotels, Restaurants & Leisure (1.6%)
Bally Technologies, Inc.*	71,300	2,409,940
Morton’s Restaurant Group, Inc.*^	366,625	2,522,380
Red Robin Gourmet Burgers, Inc.*	109,889	3,048,321
Ruby Tuesday, Inc.	441,300	2,383,020
Texas Roadhouse, Inc., Class A*	322,800	2,895,516
Triarc Cos., Inc., Class B	680,100	4,305,033

		17,564,210

Household Durables (2.0%)
Bassett Furniture Industries, Inc.^	19,600	231,280
D.R. Horton, Inc.^	118,200	1,282,470
Ethan Allen Interiors, Inc.^	173,300	4,263,180
Hooker Furniture Corp.^	246,400	4,267,648
La-Z-Boy, Inc., Class Z^	450,300	3,444,795
M.D.C. Holdings, Inc.^	119,500	4,667,670
M/I Homes, Inc.^	285,700	4,494,061
Russ Berrie & Co., Inc.*^	33,300	265,401

		22,916,505

Leisure Equipment & Products (0.6%)
Brunswick Corp.^	370,600	3,928,360
Polaris Industries, Inc.	73,408	2,964,215

		6,892,575

Media (1.1%)
Entercom Communications Corp., Class A^	237,800	1,669,356
Entravision Communications Corp., Class A*	1,281,897	5,153,226
Lions Gate Entertainment Corp.*^	503,700	5,218,332

		12,040,914

Multiline Retail (0.7%)
Fred’s, Inc., Class A^	258,700	2,907,788
Saks, Inc.*^	296,100	3,251,178
Tuesday Morning Corp.*^	514,400	2,114,184

		8,273,150

Specialty Retail (4.3%)
Brown Shoe Co., Inc.^	1,017,276	13,784,090
Charlotte Russe Holding, Inc.*	266,207	4,727,836
Charming Shoppes, Inc.*^	673,300	3,090,447
Christopher & Banks Corp.^	486,500	3,308,200
Collective Brands, Inc.*^	298,310	3,469,345
Group 1 Automotive, Inc.^	145,600	2,893,072
HOT Topic, Inc.*^	286,200	1,548,342
Men’s Wearhouse, Inc.^	192,200	3,130,938
Pacific Sunwear of California, Inc.*	357,200	3,046,916
Pier 1 Imports, Inc.*^	472,000	1,623,680
Stein Mart, Inc.^	484,200	2,183,742
West Marine, Inc.*^	335,300	1,374,730
Zale Corp.*^	227,400	4,295,586

		48,476,924

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*	298,200	4,121,124
Iconix Brand Group, Inc.*	376,200	4,544,496
Timberland Co., Class A*^	135,100	2,208,885
Warnaco Group, Inc.*	126,000	5,552,820

		16,427,325

Total Consumer Discretionary		168,674,754

Consumer Staples (1.3%)
Food & Staples Retailing (0.9%)
Casey’s General Stores, Inc.	242,800	5,625,676
Pantry, Inc.*	403,504	4,301,353

		9,927,029

Personal Products (0.4%)
Prestige Brand Holdings, Inc.*	392,200	4,180,852

Total Consumer Staples		14,107,881

Energy (9.2%)
Energy Equipment & Services (5.2%)
Atwood Oceanics, Inc.*	30,500	3,792,370
Bristow Group, Inc.*^	100,000	4,949,000
CARBO Ceramics, Inc.^	8,500	495,975
Dril-Quip, Inc.*	36,385	2,292,255
Global Industries Ltd.*	113,000	2,026,090
Helix Energy Solutions Group, Inc.*	119,000	4,955,160
Key Energy Services, Inc.*	295,400	5,736,668
Matrix Service Co.*	206,500	4,761,890
Oceaneering International, Inc.*	30,800	2,373,140
Oil States International, Inc.*	94,000	5,963,360
Rowan Cos., Inc.	59,000	2,758,250
Superior Energy Services, Inc.*	129,400	7,135,116
Tidewater, Inc.	37,200	2,419,116
Trico Marine Services, Inc.*	83,900	3,055,638
Unit Corp.*	60,800	5,044,576

		57,758,604

Oil, Gas & Consumable Fuels (4.0%)
Alpha Natural Resources, Inc.*	17,900	1,866,791
Carrizo Oil & Gas, Inc.*	58,400	3,976,456
Forest Oil Corp.*	118,600	8,835,700
Foundation Coal Holdings, Inc.	44,200	3,915,236
General Maritime Corp.	110,700	2,875,986
Goodrich Petroleum Corp.*	57,600	4,776,192
Overseas Shipholding Group, Inc.^	55,500	4,413,360
Rex Energy Corp.*	115,100	3,038,640
Teekay Corp.^	39,346	1,777,653
TXCO Resources, Inc.*	752,274	8,846,742

		44,322,756

Total Energy		102,081,360

Financials (17.1%)
Capital Markets (1.4%)
Knight Capital Group, Inc., Class A*	313,258	5,632,379
Stifel Financial Corp.*^	123,871	4,259,924
Waddell & Reed Financial, Inc., Class A	162,300	5,682,123

		15,574,426

Commercial Banks (3.1%)
AMCORE Financial, Inc.^	1,042	5,898

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of the Ozarks, Inc.	199,436	$2,963,619
Chemical Financial Corp.^	188,000	3,835,200
City National Corp./California^	90,800	3,819,956
Colonial BancGroup Inc.^	716,200	3,165,604
Peoples Bancorp, Inc./Ohio^	88,500	1,679,730
Prosperity Bancshares, Inc.	127,200	3,400,056
Provident Bankshares Corp.^	266,600	1,700,908
South Financial Group, Inc.^	770,800	3,021,536
Texas Capital Bancshares, Inc.*	319,858	5,117,728
Wintrust Financial Corp.^	227,825	5,433,626

		34,143,861

Consumer Finance (0.5%)
Dollar Financial Corp.*^	259,450	3,920,290
United PanAm Financial Corp.*^	529,861	1,192,187

		5,112,477

Diversified Financial Services (0.3%)
KKR Financial Holdings LLC	377,400	3,962,700

Insurance (7.3%)
American National Insurance Co.	25,200	2,470,104
Arthur J. Gallagher & Co.^	137,500	3,313,750
Aspen Insurance Holdings Ltd.	543,100	12,855,177
Castlepoint Holdings Ltd.	657,459	5,976,302
Delphi Financial Group, Inc., Class A^	168,700	3,903,718
Erie Indemnity Co., Class A	53,100	2,450,565
Flagstone Reinsurance Holdings Ltd.	169,400	1,997,226
HCC Insurance Holdings, Inc.	197,300	4,170,922
IPC Holdings Ltd.^	225,700	5,992,335
Max Capital Group Ltd.^	430,400	9,180,432
Montpelier Reinsurance Holdings Ltd.^	359,700	5,305,575
Old Republic International Corp.	574,000	6,796,160
Protective Life Corp.	126,700	4,820,935
RLI Corp.^	70,900	3,507,423
Security Capital Assurance Ltd.^	477,600	138,504
StanCorp Financial Group, Inc.	88,100	4,137,176
Tower Group, Inc.^	185,669	3,934,326

		80,950,630

Real Estate Investment Trusts (REITs) (2.8%)
Arbor Realty Trust, Inc. (REIT)^	130,500	1,170,585
Corporate Office Properties Trust SBI/Maryland (REIT)^	87,500	3,003,875
Digital Realty Trust, Inc. (REIT)	82,000	3,354,620
Extra Space Storage, Inc. (REIT)^	280,800	4,313,088
Healthcare Realty Trust, Inc. (REIT)^	123,600	2,937,972
LaSalle Hotel Properties (REIT)	115,200	2,894,976
MFA Mortgage Investments, Inc. (REIT)	717,300	4,676,796
Mid-America Apartment Communities, Inc. (REIT)	64,400	3,286,976
Sunstone Hotel Investors, Inc. (REIT)	167,707	2,783,936
Washington Real Estate Investment Trust (REIT)^	105,400	3,167,270

		31,590,094

Thrifts & Mortgage Finance (1.7%)
Brookline Bancorp, Inc.^	443,200	4,232,560
Corus Bankshares, Inc.^	262,061	1,090,174
NewAlliance Bancshares, Inc.^	370,300	4,621,344
PMI Group, Inc.^	204,200	398,190
Trustco Bank Corp./New York^	677,400	5,026,308
WSFS Financial Corp.^	93,749	4,181,205

		19,549,781

Total Financials		190,883,969

Health Care (7.0%)
Biotechnology (0.2%)
Cubist Pharmaceuticals, Inc.*	106,100	1,894,946

Health Care Equipment & Supplies (1.8%)
American Medical Systems Holdings, Inc.*	243,200	3,635,840
HealthTronics, Inc.*	1,001,500	3,274,905
Hill-Rom Holdings Inc.^	60,200	1,624,196
STERIS Corp.	116,600	3,353,416
Symmetry Medical, Inc.*	276,200	4,479,964
West Pharmaceutical Services, Inc.^ .	94,400	4,085,632

		20,453,953

Health Care Providers & Services (3.3%)
Air Methods Corp.*	128,522	3,213,050
AMERIGROUP Corp.*	179,300	3,729,440
Emergency Medical Services Corp., Class A*	203,600	4,607,468
Five Star Quality Care, Inc.*^	1,170,368	5,535,841
Gentiva Health Services, Inc.*	147,300	2,806,065
inVentiv Health, Inc.*	145,500	4,043,445
Magellan Health Services, Inc.*	74,500	2,758,735
PSS World Medical, Inc.*	284,000	4,629,200
Skilled Healthcare Group, Inc., Class A*	441,000	5,918,220

		37,241,464

Life Sciences Tools & Services (1.4%)
Kendle International, Inc.*	212,300	7,712,859
Nektar Therapeutics*	636,700	2,132,945
Varian, Inc.*	101,100	5,162,166

		15,007,970

Pharmaceuticals (0.3%)
Medicis Pharmaceutical Corp., Class A	159,904	3,322,805

Total Health Care		77,921,138

Industrials (18.6%)
Aerospace & Defense (0.5%)
AAR Corp.*^	207,635	2,809,302
Stanley, Inc.*	89,000	2,983,280

		5,792,582

Air Freight & Logistics (0.4%)
Air Transport Services Group Inc.*^	1,254,620	1,254,620
UTi Worldwide, Inc.^	142,020	2,833,299

		4,087,919

Airlines (0.3%)
SkyWest, Inc.	267,500	3,383,875

Building Products (2.2%)
American Woodmark Corp.^	132,300	2,795,499
Apogee Enterprises, Inc.^	291,500	4,710,640
Gibraltar Industries, Inc.	414,000	6,611,580
Simpson Manufacturing Co., Inc.^	143,800	3,413,812
Universal Forest Products, Inc.^	240,600	7,208,376

		24,739,907

Commercial Services & Supplies (2.8%)
ABM Industries, Inc.^	196,900	4,381,025
Consolidated Graphics, Inc.*	63,500	3,128,645
Duff & Phelps Corp., Class A*	224,500	3,717,720

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Knoll, Inc.	206,600	$2,510,190
Mine Safety Appliances Co.^	157,900	6,314,421
Viad Corp.^	154,300	3,979,397
Waste Connections, Inc.*	121,648	3,884,221
Watson Wyatt Worldwide, Inc., Class A	55,179	2,918,417

		30,834,036

Construction & Engineering (1.1%)
Dycom Industries, Inc.*	283,500	4,116,420
EMCOR Group, Inc.*	86,300	2,462,139
URS Corp.*	138,400	5,808,648

		12,387,207

Electrical Equipment (2.3%)
A.O. Smith Corp.^	65,200	2,140,516
Brady Corp., Class A^	190,600	6,581,418
Franklin Electric Co., Inc.	101,700	3,943,926
Polypore International, Inc.*	120,650	3,056,064
Powell Industries, Inc.*	69,500	3,503,495
Regal-Beloit Corp.	146,200	6,176,950

		25,402,369

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	160,000	4,640,000
Teleflex, Inc.	49,400	2,746,146

		7,386,146

Machinery (6.0%)
Altra Holdings, Inc.*	306,510	5,152,433
Briggs & Stratton Corp.^	237,400	3,010,232
CIRCOR International, Inc.	75,800	3,713,442
Graco, Inc.^	151,700	5,775,219
Kennametal, Inc.	393,800	12,818,190
Middleby Corp.*	110,100	4,834,491
Mueller Industries, Inc.^	241,500	7,776,300
Nordson Corp.	129,600	9,446,544
RBC Bearings, Inc.*	55,550	1,850,926
Timken Co.	43,100	1,419,714
Trinity Industries, Inc.^	100,200	3,475,938
Wabash National Corp.^	541,300	4,092,228
Watts Water Technologies, Inc., Class A^	135,800	3,381,420

		66,747,077

Road & Rail (1.1%)
Dollar Thrifty Automotive Group, Inc.*^	284,800	2,691,360
Genesee & Wyoming, Inc., Class A*^	184,300	6,269,886
Kansas City Southern, Inc.*^	75,900	3,338,841

		12,300,087

Trading Companies & Distributors (1.3%)
Beacon Roofing Supply, Inc.*	346,600	3,677,426
Genesis Lease Ltd. (ADR)	177,400	1,832,542
Houston Wire & Cable Co.	132,800	2,642,720
Kaman Corp.	180,021	4,097,278
Watsco, Inc.	58,500	2,445,300

		14,695,266

Total Industrials		207,756,471

Information Technology (14.0%)
Communications Equipment (2.6%)
ADTRAN, Inc.^	164,200	3,914,528
Avocent Corp.*	285,600	5,312,160
Comtech Telecommunications Corp.*^	113,100	5,541,900
Finisar Corp.*^	2,036,800	2,423,792
Foundry Networks, Inc.*^	401,270	4,743,011
Hughes Communications, Inc.*	91,900	4,511,371
Polycom, Inc.*	130,900	3,188,724

		29,635,486

Computers & Peripherals (0.2%)
Diebold, Inc	51,100	1,818,138

Electronic Equipment & Instruments (3.1%)
Benchmark Electronics, Inc.*	546,100	8,923,274
Brightpoint, Inc.*	400,000	2,920,000
CPI International, Inc.*	344,979	4,243,242
Mettler-Toledo International, Inc.*	39,100	3,709,026
Plexus Corp.*	186,200	5,154,016
Rofin-Sinar Technologies, Inc.*^	119,300	3,602,860
SMART Modular Technologies (WWH), Inc.*	251,823	964,482
TTM Technologies, Inc.*	372,150	4,916,101

		34,433,001

Internet Software & Services (1.1%)
Digital River, Inc.*^	83,200	3,209,856
United Online, Inc.	507,400	5,089,222
ValueClick, Inc.*	260,700	3,949,605

		12,248,683

IT Services (2.1%)
CACI International, Inc., Class A*	91,500	4,187,955
Ness Technologies, Inc.*	392,900	3,976,148
NeuStar, Inc., Class A*^	161,800	3,488,408
SI International, Inc.*^	207,200	4,338,768
SRA International, Inc., Class A*	211,900	4,759,274
TNS, Inc.*^	112,443	2,694,134

		23,444,687

Semiconductors & Semiconductor Equipment (3.2%)
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	1,086,800	3,521,232
Cohu, Inc.^	246,300	3,615,684
Diodes, Inc.*	65,700	1,815,948
FEI Co.*	90,500	2,061,590
FormFactor, Inc.*^	131,000	2,414,330
Integrated Device Technology, Inc.*	278,700	2,770,278
Mattson Technology, Inc.*^	481,200	2,290,512
Microsemi Corp.*	162,300	4,086,714
OmniVision Technologies, Inc.*	126,900	1,534,221
ON Semiconductor Corp.*	601,100	5,512,087
Teradyne, Inc.*	231,800	2,566,026
Varian Semiconductor Equipment Associates, Inc.*	97,300	3,387,986

		35,576,608

Software (1.7%)
ACI Worldwide, Inc.*^	135,099	2,376,392
Fair Isaac Corp.^	186,200	3,867,374
Lawson Software, Inc.*^	537,400	3,906,898
MicroStrategy, Inc., Class A*	58,200	3,768,450
Secure Computing Corp.*	1,253,800	5,190,732

		19,109,846

Total Information Technology		156,266,449

Materials (9.3%)
Chemicals (3.5%)
Airgas, Inc.	106,900	6,241,891
Arch Chemicals, Inc.	99,991	3,314,702
Cabot Corp.^	116,200	2,824,822
Flotek Industries, Inc.*	118,500	2,443,470
Hercules, Inc.	453,200	7,672,676
Rockwood Holdings, Inc.*	87,600	3,048,480
RPM International, Inc.	272,000	5,603,200
Scotts Miracle-Gro Co., Class A	156,000	2,740,920

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Chemical Corp.^	323,900	$4,813,154

		38,703,315

Construction Materials (0.6%)
Eagle Materials, Inc.	124,400	3,151,052
Headwaters, Inc.*^	269,318	3,169,873

		6,320,925

Containers & Packaging (0.8%)
AptarGroup, Inc.	91,000	3,817,450
Packaging Corp. of America	232,300	4,996,773

		8,814,223

Metals & Mining (3.8%)
Century Aluminum Co.*^	73,400	4,880,366
Gerdau Ameristeel Corp.^	336,800	6,500,240
Haynes International, Inc.*^	144,022	8,288,466
Olympic Steel, Inc.	32,019	2,430,882
Reliance Steel & Aluminum Co.	86,900	6,699,121
Schnitzer Steel Industries, Inc., Class A	16,300	1,867,980
Steel Dynamics, Inc.	297,700	11,631,139

		42,298,194

Paper & Forest Products (0.6%)
AbitibiBowater, Inc.	70,964	662,094
Glatfelter	324,300	4,381,293
Mercer International, Inc.*^	260,600	1,949,288

		6,992,675

Total Materials		103,129,332

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	523,400	6,249,396
NTELOS Holdings Corp.	117,900	2,991,123
PAETEC Holding Corp.*	507,371	3,221,806

Total Telecommunication Services		12,462,325

Utilities (3.6%)
Electric Utilities (1.0%)
El Paso Electric Co.*	190,300	3,767,940
IDACORP, Inc.^	138,100	3,989,709
Sierra Pacific Resources	234,200	2,976,682

		10,734,331

Gas Utilities (1.2%)
Atmos Energy Corp.	90,800	2,503,356
Energen Corp.	50,000	3,901,500
South Jersey Industries, Inc.	61,700	2,305,112
UGI Corp.	169,000	4,851,990

		13,561,958

Multi-Utilities (1.4%)
Avista Corp.	241,000	5,171,860
CMS Energy Corp.	409,900	6,107,510
Vectren Corp.^	152,100	4,747,041

		16,026,411

Total Utilities		40,322,700

Total Common Stocks (96.3%) (Cost $1,296,777,069)		1,073,606,379

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.1%)
Federal Home Loan Bank
2.00%, 7/1/08 (p)(o)	$13,000,000	12,999,277
Short-Term Investments of Cash Collateral for Securities Loaned (10.4%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	1,690,000	1,690,000
Bank of Ireland
2.83%, 12/19/08 (l)	2,819,806	2,819,806
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	1,240,000	1,240,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,690,000	1,690,000
Comerica Bank
2.50%, 3/16/09 (l)	559,975	559,975
Credit Industriel et Commercial/New York
2.94%, 8/7/08	2,820,000	2,820,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	1,470,000	1,470,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	60,755,300	60,755,300
Fifth Third Bancorp
2.49%, 8/22/08 (l)	170,000	170,000
First Tennessee Bank
2.50%, 8/15/08 (l)	5,080,000	5,080,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	230,000	230,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	1,130,000	1,130,000
2.16%, 3/27/09 (l)	1,580,000	1,580,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	450,000	450,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	2,259,379	2,259,379
2.12%, 6/18/09 (l)	2,819,157	2,819,157
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	3,380,000	3,380,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	2,820,000	2,820,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	1,409,988	1,409,988
Links Finance LLC
2.12%, 6/25/09 (l)	849,788	849,788
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	1,410,000	1,410,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	2,650,000	2,650,000
Morgan Stanley
3.22%, 2/9/09 (l)	4,387,533	4,387,533
2.65%, 5/7/09 (l)	2,820,000	2,820,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,689,662	1,689,662
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	2,821,417	2,821,417
Standard Chartered Bank/New York
2.79%, 8/7/08	4,230,000	4,230,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	560,000	560,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		115,792,005

Time Deposit (2.9%)
JPMorgan Chase Nassau
1.49%, 7/1/08	32,201,469	32,201,469

Total Short-Term Investments (14.4%) (Cost/Amortized Cost $160,993,474)		160,992,751

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (110.7%) (Cost/Amortized Cost $1,457,770,543)		$1,234,599,130
Other Assets Less Liabilities (-10.7%)		(119,385,364)

Net Assets (100%)		$1,115,213,766

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Market Value June 30, 2008	Dividend Income
Five Star Quality Care, Inc.	$13,534,594	$5,535,841	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,073,606,379	$160,992,751	$—	$1,234,599,130
Other Investments*	—	—	—	—

Total	$1,073,606,379	$160,992,751	$—	$1,234,599,130

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Cost of Purchases:
Stocks and long-term corporate debt securities	$401,045,610
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$722,513,263

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,384,598
Aggregate gross unrealized depreciation	(306,937,130)

Net unrealized depreciation	$(229,552,532)

Federal income tax cost of investments	$1,464,151,662

At June 30, 2008, the Portfolio had loaned securities with a total value of $108,994,643. This was secured by collateral of $115,792,005 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.4%)
Diversified Consumer Services (0.2%)
ITT Educational Services, Inc.*^	16,300	$1,346,869

Household Durables (0.6%)
LG Electronics, Inc.	33,501	3,795,104

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	80,575	5,908,565

Media (0.6%)
Comcast Corp., Class A	104,790	1,987,866
Focus Media Holding Ltd. (ADR)*^	53,535	1,483,990

		3,471,856

Total Consumer Discretionary		14,522,394

Energy (0.0%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.^	410	57,047
Weatherford International Ltd.*	2,491	123,529

Total Energy		180,576

Industrials (4.7%)
Commercial Services & Supplies (0.5%)
Manpower, Inc.	47,700	2,778,048

Electrical Equipment (3.5%)
ABB Ltd. (Registered)*	175,146	4,982,373
Energy Conversion Devices, Inc.*	5,895	434,108
First Solar, Inc.*	20,552	5,606,997
Renewable Energy Corp. ASA*	26,150	677,727
SunPower Corp., Class A*^	15,578	1,121,304
Suntech Power Holdings Co., Ltd. (ADR)*^	205,645	7,703,462
Yingli Green Energy Holding Co., Ltd. (ADR)*^	44,255	704,539

		21,230,510

Industrial Conglomerates (0.7%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	122,215	4,130,867

Total Industrials		28,139,425

Information Technology (82.0%)
Communications Equipment (17.2%)
ADC Telecommunications, Inc.*^	43,600	643,972
Ciena Corp.*	70,400	1,631,168
Cisco Systems, Inc.*	865,280	20,126,413
CommScope, Inc.*^	75,345	3,975,956
Comverse Technology, Inc.*	563,600	9,553,020
Corning, Inc.	686,864	15,832,215
Foxconn International Holdings Ltd.*	190,000	184,219
Juniper Networks, Inc.*	21,369	473,964
Nice Systems Ltd. (ADR)*	303,030	8,960,597
Nokia Oyj (ADR)	366,220	8,972,390
QUALCOMM, Inc.	346,187	15,360,317
Research In Motion Ltd.*^	124,825	14,592,042
Riverbed Technology, Inc.*^	169,630	2,327,324

		102,633,597

Computers & Peripherals (12.9%)
Apple, Inc.*	90,280	15,116,483
EMC Corp.*	743,705	10,925,027
Hewlett-Packard Co.	496,665	21,957,560
International Business Machines Corp.	70,525	8,359,328
NetApp, Inc.*	284,285	6,157,613
Seagate Technology	769,924	14,728,646

		77,244,657

Electronic Equipment & Instruments (3.7%)
Avnet, Inc.*	146,900	4,007,432
Hon Hai Precision Industry Co., Ltd.	1,699,141	8,368,912
L-1 Identity Solutions, Inc.*^	704,764	9,387,456

		21,763,800

Internet Software & Services (8.5%)
Baidu.com (ADR)*^	10,260	3,210,970
eBay, Inc.*	182,340	4,983,352
Equinix, Inc.*^	38,600	3,443,892
Google, Inc., Class A*	55,178	29,046,803
Tencent Holdings Ltd.	664,190	5,136,510
VeriSign, Inc.*^	95,400	3,606,120
Yahoo!, Inc.*	73,980	1,528,427

		50,956,074

IT Services (5.1%)
Accenture Ltd., Class A	104,300	4,247,096
Automatic Data Processing, Inc.	93,400	3,913,460
Cognizant Technology Solutions Corp., Class A*	247,060	8,031,921
DST Systems, Inc.*^	36,500	2,009,325
Visa, Inc., Class A*	27,200	2,211,632
Western Union Co.	399,400	9,873,168

		30,286,602

Semiconductors & Semiconductor Equipment (19.9%)
Analog Devices, Inc.	76,390	2,426,910
Applied Materials, Inc.	561,690	10,722,662
ASM Pacific Technology Ltd.	246,100	1,857,448
ASML Holding N.V.	150,563	3,709,894
ASML Holding N.V. (N.Y. Shares)^	27,930	681,492
Atheros Communications, Inc.*^	50,560	1,516,800
Broadcom Corp., Class A*	627,683	17,129,469
Fairchild Semiconductor International, Inc.*	168,000	1,970,640
Infineon Technologies AG (ADR)*^	343,000	2,925,790
Intel Corp.	730,320	15,687,274
Intersil Corp., Class A	50,805	1,235,577
Lam Research Corp.*	144,900	5,238,135
Linear Technology Corp.^	52,125	1,697,711
Marvell Technology Group Ltd.*	373,565	6,597,158
Maxim Integrated Products, Inc.	234,200	4,953,330
MEMC Electronic Materials, Inc.*	45,330	2,789,608
ON Semiconductor Corp.*^	1,002,798	9,195,658
Samsung Electronics Co., Ltd.	4,900	2,927,680
Samsung Electronics Co., Ltd. (GDR)§^	25,565	7,535,284
Skyworks Solutions, Inc.*^	344,700	3,402,189
Taiwan Semiconductor Manufacturing Co., Ltd.*	1,985,000	4,250,815
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	177,370	1,935,107
Texas Instruments, Inc.	224,042	6,309,023
Varian Semiconductor Equipment Associates, Inc.*^	65,900	2,294,638

		118,990,292

Software (14.7%)
Activision, Inc.*	160,877	5,481,079
Adobe Systems, Inc.*	127,730	5,031,285
Autodesk, Inc.*	53,000	1,791,930
BMC Software, Inc.*	84,300	3,034,800

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Arts, Inc.*	293,065	$13,020,878
Longtop Financial Technologies Ltd. (ADR)*^	7,927	131,271
McAfee, Inc.*	213,070	7,250,772
Microsoft Corp.	1,140,065	31,363,188
Nintendo Co., Ltd.	5,060	2,854,396
Oracle Corp.*	94,680	1,988,280
Red Hat, Inc.*^	148,000	3,062,120
Salesforce.com, Inc.*^	157,760	10,763,965
Temenos Group AG (Registered)*	70,617	2,187,879

		87,961,843

Total Information Technology		489,836,865

Materials (0.4%)
Chemicals (0.4%)
Monsanto Co.	17,525	2,215,861

Total Materials		2,215,861

Telecommunication Services (2.2%)
Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	66,190	2,796,528
China Mobile Ltd. (ADR)	149,137	9,984,722

Total Telecommunication Services		12,781,250

Total Common Stocks (91.7%) (Cost $558,278,912)		547,676,371

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.2%)
iShares S&P North American
Technology Sector Index Fund
(Cost $1,151,198)^	20,600	1,077,380

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.5%)
Banco de Sabadell S.A.
2.96%, 4/23/09 (l)	$1,020,000	1,020,000
Bank of Ireland
2.83%, 12/19/08 (l)	1,689,883	1,689,883
BBVA Senior Finance S.A.
2.84%, 3/12/10 (l)	750,000	750,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	1,010,000	1,010,000
Comerica Bank
2.50%, 3/16/09 (l)	339,985	339,985
Credit Industriel et Commercial/New York
2.94%, 8/7/08	1,690,000	1,690,000
DekaBank Deutsche Girozentrale
2.87%, 8/19/08 (l)	880,000	880,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.80%, 7/1/08 (r)	29,785,651	29,785,651
Fifth Third Bancorp
2.49%, 8/22/08 (l)	100,000	100,000
First Tennessee Bank
2.50%, 8/15/08 (l)	3,040,000	3,040,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	140,000	140,000
Goldman Sachs Group, Inc.
2.62%, 8/18/08 (l)	680,000	680,000
2.16%, 3/27/09 (l)	950,000	950,000
Hartford Life, Inc.
2.59%, 2/2/09 (l)	270,000	270,000
K2 (USA) LLC
2.12%, 5/29/09 (l)	1,349,629	1,349,629
2.12%, 6/18/09 (l)	1,689,495	1,689,495
Kommunalkredit Austria AG
2.46%, 7/8/08 (l)	2,030,000	2,030,000
Landesbank Baden-Wuerttemberg/New York
2.71%, 7/9/08 (l)	1,690,000	1,690,000
Lehman Brothers Holdings, Inc.
2.78%, 8/21/09 (l)	849,993	849,993
Links Finance LLC
2.12%, 6/25/09 (l)	509,873	509,873
MBIA Global Funding LLC
2.12%, 3/30/09 (l)	850,000	850,000
Monumental Global Funding II
2.18%, 5/26/10 (l)	1,590,000	1,590,000
Morgan Stanley
3.22%, 2/9/09 (l)	2,632,520	2,632,520
2.65%, 5/7/09 (l)	1,690,000	1,690,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	1,009,798	1,009,798
Santander U.S. Debt S.A.U.
2.65%, 9/19/08 (l)	1,690,849	1,690,849
Standard Chartered Bank/New York
2.79%, 8/7/08	2,540,000	2,540,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	340,000	340,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		62,807,676

Time Deposit (8.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08	48,482,213	48,482,213

Total Short-Term Investments (18.6%) (Amortized Cost $111,289,889)		111,289,889

Total Investments (110.5%) (Cost/Amortized Cost $670,719,999)		660,043,640
Other Assets Less Liabilities (-10.5%)		(62,499,601)

Net Assets (100%)		$597,544,039

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2008, the market value of these securities amounted to $7,535,284 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$500,285,510	$159,758,130	$—	$660,043,640
Other Investments*	—	—	—	—

Total	$500,285,510	$159,758,130	$—	$660,043,640

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$863,573	$—
Total gains or losses (realized/unrealized) included in earnings	(160,660)	—
Purchases, sales, issuances, and settlements (net)	(702,913)	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets liabilities still held at period ending 6/30/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$418,715,340
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$443,041,662

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,312,737
Aggregate gross unrealized depreciation	(42,562,833)

Net unrealized depreciation	$(18,250,096)

Federal income tax cost of investments	$678,293,736

At June 30, 2008, the Portfolio had loaned securities with a total value of $60,708,948. This was secured by collateral of $62,807,676 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $33,205 which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the six months ended June 30, 2008, the Portfolio incurred approximately $680 as brokerage commissions with BNP Paribas S.A. and $1,579 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $64,405,823 of $38,752,806 expires in the year 2009, and $25,653,017 expires in the year 2010. Included in the capital loss carryforward amounts are $64,405,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitation pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	1,886,133	$19,278,491
EQ/Equity 500 Index Portfolio‡	783,819	17,949,918
EQ/International ETF Portfolio‡	1,144,655	12,187,802
EQ/Small Company Index Portfolio‡	344,310	3,629,224
EQ/Van Kampen Emerging Markets Equity Portfolio‡	266,393	4,202,765
Multimanager Aggressive Equity Portfolio‡	163,123	4,469,281
Multimanager High Yield Portfolio‡	831,348	4,380,915
Multimanager Large Cap Value Portfolio‡	431,227	4,401,227
Multimanager Mid Cap Growth Portfolio‡	29,679	242,295
Multimanager Mid Cap Value Portfolio‡	236,315	2,026,011

Total Investment Companies (99.5%) (Cost $77,794,679)		72,767,929

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $376,057)	$376,057	376,057

Total Investments (100.0%) (Cost/Amortized Cost $78,170,736)		73,143,986
Other Assets Less Liabilities (0.0%)		16,638

Net Assets (100%)		$73,160,624

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$3,488,698	$17,197,407	$1,285,158	$19,278,491	$—	$9,763
EQ/Equity 500 Index Portfolio	3,577,893	17,395,858	1,354,217	17,949,918	—	(108,586)
EQ/International ETF Portfolio	2,251,786	11,854,294	833,428	12,187,802	—	9,458
EQ/Small Company Index Portfolio	832,473	3,197,916	210,059	3,629,224	—	(35,403)
EQ/Van Kampen Emerging Markets Equity Portfolio	756,449	4,269,820	312,321	4,202,765	—	1,163
Multimanager Aggressive Equity Portfolio	1,242,657	4,156,526	430,946	4,469,281	—	(830)
Multimanager High Yield Portfolio	772,941	3,947,964	298,589	4,380,915	—	(26,170)
Multimanager Large Cap Value Portfolio	425,904	4,682,405	253,374	4,401,227	—	(45,550)
Multimanager Mid Cap Growth Portfolio	69,169	203,498	23,606	242,295	—	(3,510)
Multimanager Mid Cap Value Portfolio	310,044	1,924,551	128,176	2,026,011	—	(22,488)

	$13,728,014	$68,830,239	$5,129,874	$72,767,929	$—	$(222,153)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$73,143,986	$—	$73,143,986
Other Investments*	—	—	—	—

Total	$—	$73,143,986	$—	$73,143,986

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$68,830,239

Net Proceeds of Sales and Redemptions:
Investment Companies	$4,907,721

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,029,635)

Net unrealized depreciation	$(5,029,635)

Federal income tax cost of investments	$78,173,621

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	1,059,182	$10,826,089
EQ/Equity 500 Index Portfolio‡	946,263	21,669,960
EQ/International ETF Portfolio‡	1,219,548	12,985,230
EQ/Small Company Index Portfolio‡	401,893	4,236,178
EQ/Van Kampen Emerging Markets Equity Portfolio‡	279,493	4,409,448
Multimanager Aggressive Equity Portfolio‡	153,667	4,210,202
Multimanager High Yield Portfolio‡	483,148	2,546,022
Multimanager Large Cap Value Portfolio‡	402,613	4,109,178
Multimanager Mid Cap Growth Portfolio‡	19,931	162,709
Multimanager Mid Cap Value Portfolio‡	250,755	2,149,813

Total Investment Companies (100.0%) (Cost $73,231,347)		67,304,829

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $162,191)	$162,191	162,191

Total Investments (100.2%) (Cost/Amortized Cost $73,393,538)		67,467,020
Other Assets Less Liabilities (-0.2%)		(156,227)

Net Assets (100%)		$67,310,793

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$2,903,739	$8,437,042	$461,565	$10,826,089	$—	$3,880
EQ/Equity 500 Index Portfolio	5,775,058	19,171,376	1,117,407	21,669,960	—	(79,472)
EQ/International ETF Portfolio	3,419,898	11,413,447	612,759	12,985,230	—	22,418
EQ/Small Company Index Portfolio	1,310,528	3,371,443	197,867	4,236,178	—	(33,335)
EQ/Van Kampen Emerging Markets Equity Portfolio	1,111,291	4,093,674	214,497	4,409,448	—	11,885
Multimanager Aggressive Equity Portfolio	1,661,127	3,305,715	247,414	4,210,202	—	2,311
Multimanager High Yield Portfolio	544,225	2,156,566	120,099	2,546,022	—	(9,138)
Multimanager Large Cap Value Portfolio	572,952	4,186,496	204,082	4,109,178	—	(32,849)
Multimanager Mid Cap Growth Portfolio	135,182	55,489	16,541	162,709	—	(2,477)
Multimanager Mid Cap Value Portfolio	422,590	1,923,021	97,160	2,149,813	—	(14,764)

	$17,856,590	$58,114,269	$3,289,391	$67,304,829	$—	$(131,541)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$67,467,020	$—	$67,467,020
Other Investments*	—	—	—	—

Total	$—	$67,467,020	$—	$67,467,020

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$58,114,269

Net Proceeds of Sales and Redemptions:
Investment Companies	$3,157,850

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,929,037)

Net unrealized depreciation	$(5,929,037)

Federal income tax cost of investments	$73,396,057

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	205,075	$2,096,104
EQ/Equity 500 Index Portfolio‡	467,109	10,697,072
EQ/International ETF Portfolio‡ .	587,026	6,250,405
EQ/Small Company Index Portfolio‡	179,840	1,895,620
EQ/Van Kampen Emerging Markets Equity Portfolio‡	132,380	2,088,498
Multimanager Aggressive Equity Portfolio‡	64,504	1,767,289
Multimanager High Yield Portfolio‡	126,963	669,050
Multimanager Large Cap Value Portfolio‡	166,764	1,702,040
Multimanager Mid Cap Growth Portfolio‡	17,720	144,661
Multimanager Mid Cap Value Portfolio‡	86,883	744,881

Total Investment Companies (100.4%) (Cost $30,831,785)		28,055,620

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $40,245)	$40,245	40,245

Total Investments (100.5%) (Cost/Amortized Cost $30,872,030)		28,095,865
Other Assets Less Liabilities (-0.5%)		(137,758)

Net Assets (100%)		$27,958,107

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$725,876	$1,407,681	$32,337	$2,096,104	$—	$20
EQ/Equity 500 Index Portfolio	3,867,742	8,115,958	202,726	10,697,072	—	(6,744)
EQ/International ETF Portfolio	2,273,602	4,660,099	108,652	6,250,405	—	9,931
EQ/Small Company Index Portfolio	831,159	1,222,197	30,524	1,895,620	—	(4,443)
EQ/Van Kampen Emerging Markets Equity Portfolio	739,064	1,662,953	35,180	2,088,498	—	5,227
Multimanager Aggressive Equity Portfolio	965,925	1,069,874	45,072	1,767,289	—	5,066
Multimanager High Yield Portfolio	221,099	468,664	12,539	669,050	—	(1,027)
Multimanager Large Cap Value Portfolio	320,396	1,597,229	23,887	1,702,040	—	(2,622)
Multimanager Mid Cap Growth Portfolio	103,739	55,627	5,204	144,661	—	(619)
Multimanager Mid Cap Value Portfolio	224,760	569,260	13,221	744,881	—	(2,456)

	$10,273,362	$20,829,542	$509,342	$28,055,620	$—	$2,333

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$28,095,865	$—	$28,095,865
Other Investments*	—	—	—	—

Total	$—	$28,095,865	$—	$28,095,865

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$20,829,542
Net Proceeds of Sales and Redemptions:
Investment Companies	$511,675

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,777,014)

Net unrealized depreciation	$(2,777,014)

Federal income tax cost of investments	$30,872,879

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	243,986	$5,587,411
EQ/International ETF Portfolio‡	314,532	3,348,998
EQ/Small Company Index Portfolio‡	100,883	1,063,360
EQ/Van Kampen Emerging Markets Equity Portfolio‡	69,447	1,095,637
Multimanager Aggressive Equity Portfolio‡	33,117	907,349
Multimanager Large Cap Value Portfolio‡	73,721	752,414
Multimanager Mid Cap Growth Portfolio‡	14,875	121,433
Multimanager Mid Cap Value Portfolio‡	42,785	366,814

Total Investment Companies (99.9%) (Cost $14,851,803)		13,243,416

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
1.49%, 7/1/08
(Amortized Cost $80,585)	$80,585	80,585

Total Investments (100.5%) (Cost/Amortized Cost $14,932,388)		13,324,001
Other Assets Less Liabilities (-0.5%)		(70,057)

Net Assets (100%)		$13,253,944

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value June 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Equity 500 Index Portfolio	$3,063,876	$3,217,759	$110,148	$5,587,411	$—	$(4,727)
EQ/International ETF Portfolio	1,777,561	1,935,825	57,428	3,348,998	—	5,524
EQ/Small Company Index Portfolio	637,834	519,637	17,736	1,063,360	—	(2,221)
EQ/Van Kampen Emerging Markets Equity Portfolio	580,850	687,741	17,762	1,095,637	—	3,039
Multimanager Aggressive Equity Portfolio	678,524	373,009	21,887	907,349	—	1,970
Multimanager Large Cap Value Portfolio	222,816	626,695	11,702	752,414	—	(1,815)
Multimanager Mid Cap Growth Portfolio	91,060	41,678	2,875	121,433	—	(328)
Multimanager Mid Cap Value Portfolio	154,389	236,985	6,709	366,814	—	(1,062)

	$7,206,910	$7,639,329	$246,247	$13,243,416	$—	$380

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008 (Unaudited)

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$13,324,001	$—	$13,324,001
Other Investments*	—	—	—	—

Total	$—	$13,324,001	$—	$13,324,001

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the six months ended June 30, 2008 were as follows:

Cost of Purchases:
Investment Companies	$7,639,329
Net Proceeds of Sales and Redemptions:
Investment Companies	$246,627

As of June 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,608,463)

Net unrealized depreciation	$(1,608,463)

Federal income tax cost of investments	$14,932,464

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $926,210,031)	$908,767,644
Unaffiliated Issuers (Amortized Cost $4,407,981)	4,407,981
Cash	15,638,587
Dividends, interest and other receivables	3,245
Other assets	6,127

Total assets	928,823,584

LIABILITIES
Distribution fees payable - Class B	182,599
Administrative fees payable	47,870
Trustees’ fees payable	5,703
Accrued expenses	75,487

Total liabilities.	311,659

NET ASSETS	$928,511,925

Net assets were comprised of:
Paid in capital	$939,499,792
Accumulated undistributed net investment income	487,077
Accumulated undistributed net realized gain	5,967,443
Unrealized depreciation on investments	(17,442,387)

Net assets	$928,511,925

Class A
Net asset value, offering and redemption price per share, $10,778,215 / 1,006,155 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.71

Class B
Net asset value, offering and redemption price per share, $917,733,710 / 85,762,726 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,889,819
Interest	45,785

Total income	1,935,604

EXPENSES
Distribution fees - Class B	1,028,026
Administrative fees	642,208
Investment management fees	416,526
Printing and mailing expenses	52,706
Custodian fees	50,721
Professional fees	30,541
Trustees’ fees	2,808
Miscellaneous	6,648

Gross expenses	2,230,184
Less: Waiver from investment advisor	(785,756)

Net expenses	1,444,428

NET INVESTMENT INCOME	491,176

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	439,996
Net change in unrealized depreciation on securities	(14,947,383)

NET REALIZED AND UNREALIZED LOSS	(14,507,387)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,016,211)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$491,176	$19,024,473
Net realized gain on investments	439,996	16,134,910
Net change in unrealized depreciation on investments	(14,947,383)	(7,009,936)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,016,211)	28,149,447

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(343,169)
Class B	—	(20,640,951)

	—	(20,984,120)

Distributions from net realized capital gains
Class A	—	(142,356)
Class B	—	(8,915,689)

	—	(9,058,045)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(30,042,165)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [452,056 and 906,451 shares, respectively]	4,884,862	10,076,332
Capital shares issued in reinvestment of dividends and distributions [0 and 44,696 shares, respectively]	—	485,525
Capital shares repurchased [(272,890) and (584,264) shares, respectively]	(2,959,907)	(6,472,977)

Total Class A transactions	1,924,955	4,088,880

Class B
Capital shares sold [47,001,286 and 45,830,767 shares, respectively]	508,323,615	509,102,243
Capital shares issued in reinvestment of dividends and distributions [0 and 2,720,777 shares, respectively]	—	29,556,640
Capital shares repurchased [(14,938,231) and (26,138,927) shares, respectively]	(162,224,251)	(291,328,656)

Total Class B transactions	346,099,364	247,330,227

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	348,024,319	251,419,107

TOTAL INCREASE IN NET ASSETS	334,008,108	249,526,389
NET ASSETS:
Beginning of period	594,503,817	344,977,428

End of period (a)	$928,511,925	$594,503,817

(a) Includes accumulated undistributed (overdistributed) net investment income of	$487,077	$(4,099)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,463,229,165)	$1,405,951,136
Cash	15,670,169
Dividends, interest and other receivables	589
Other assets	7,415

Total assets	1,421,629,309

LIABILITIES
Distribution fees payable - Class B	280,708
Administrative fees payable	79,377
Trustees’ fees payable	11,690
Accrued expenses	77,780

Total liabilities	449,555

NET ASSETS	$1,421,179,754

Net assets were comprised of:
Paid in capita	$1,457,362,679
Accumulated net investment loss	(89,711)
Accumulated undistributed net realized gain	21,184,815
Unrealized depreciation on investments	(57,278,029)

Net assets	$1,421,179,754

Class A
Net asset value, offering and redemption price per share, $48,947,439 / 4,410,065 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.10

Class B
Net asset value, offering and redemption price per share, $1,372,232,315 / 123,770,742 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,190,990
Interest	25,389

Total income	2,216,379

EXPENSES
Distribution fees - Class B	1,632,455
Administrative fees	1,015,365
Investment management fees	665,291
Printing and mailing expenses	84,805
Custodian fees	67,627
Professional fees	33,541
Trustees’ fees	4,610
Miscellaneous	14,026

Gross expenses	3,517,720
Less: Waiver from investment advisor	(1,220,493)

Net expenses	2,297,227

NET INVESTMENT LOSS	(80,848)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(2,230,738)
Net change in unrealized depreciation on securities	(54,937,302)

NET REALIZED AND UNREALIZED LOSS	(57,168,040)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,248,888)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(80,848)	$30,307,938
Net realized gain (loss) on investments	(2,230,738)	42,759,713
Net change in unrealized depreciation on investments	(54,937,302)	(21,304,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,248,888)	51,762,976

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(360,633)
Class B	—	(36,655,205)

	—	(37,015,838)

Distributions from net realized capital gains
Class A	—	(200,658)
Class B	—	(22,427,474)

	—	(22,628,132)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(59,643,970)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [3,793,982 and 595,711 shares, respectively]	43,580,769	7,122,738
Capital shares issued in reinvestment of dividends and distributions [0 and 48,600 shares, respectively]	—	561,291
Capital shares repurchased [(328,007) and (177,858) shares, respectively]	(3,685,934)	(2,131,161)

Total Class A transactions	39,894,835	5,552,868

Class B
Capital shares sold [37,132,340 and 44,471,426 shares, respectively]	420,205,702	528,746,071
Capital shares issued in reinvestment of dividends and distributions [0 and 5,114,496 shares, respectively]	—	59,082,679
Capital shares repurchased [(12,599,115) and (20,050,818) shares, respectively]	(143,013,702)	(238,903,327)

Total Class B transactions	277,192,000	348,925,423

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	317,086,835	354,478,291

TOTAL INCREASE IN NET ASSETS	259,837,947	346,597,297
NET ASSETS:
Beginning of period	1,161,341,807	814,744,510

End of period (a)	$1,421,179,754	$1,161,341,807

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(89,711)	$(8,863)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,224,890,915)	$9,902,886,936
Unaffiliated Issuers (Amortized Cost $13,322,781)	13,322,781
Dividends, interest and other receivables	15,600
Other assets	49,216

Total assets	9,916,274,533

LIABILITIES
Overdraft payable	18,317,857
Distribution fees payable - Class B	1,378,924
Administrative fees payable	665,899
Trustees’ fees payable	143,494
Accrued expenses	198,452

Total liabilities	20,704,626

NET ASSETS	$9,895,569,907

Net assets were comprised of:
Paid in capital	$9,958,919,569
Accumulated undistributed net investment income	9,770,126
Accumulated undistributed net realized gain	248,884,191
Unrealized depreciation on investments	(322,003,979)

Net assets	$9,895,569,907

Class A
Net asset value, offering and redemption price per share, $3,284,778,867 / 204,236,189 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.08

Class B
Net asset value, offering and redemption price per share, $6,610,791,040 / 413,838,511 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$22,680,684
Interest	119,828

Total income	22,800,512

EXPENSES
Distribution fees - Class B	8,021,137
Administrative fees	7,178,956
Investment management fees	4,774,251
Printing and mailing expenses	615,274
Professional fees	75,021
Custodian fees	55,370
Trustees’ fees	34,031
Miscellaneous	98,769

Gross expenses	20,852,809
Less: Waiver from investment advisor	(8,061,731)
Net expenses	12,791,078

NET INVESTMENT INCOME	10,009,434

REALIZED AND UNREALIZED LOSS
Net realized loss on securities ($32,472,071 loss from affiliates)	(27,624,732)
Net change in unrealized depreciation on securities	(589,335,025)

NET REALIZED AND UNREALIZED LOSS	(616,959,757)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(606,950,323)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,009,434	$224,801,190
Net realized gain (loss) on investments	(27,624,732)	460,181,046
Net change in unrealized depreciation on investments	(589,335,025)	(158,451,328)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(606,950,323)	526,530,908

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(105,236,725)
Class B	—	(193,396,912)

	—	(298,633,637)

Distributions from net realized capital gains
Class A	—	(59,012,131)
Class B	—	(110,325,508)

	—	(169,337,639)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(467,971,276)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [31,622,110 and 8,562,854 shares, respectively]	531,089,208	150,370,214
Capital shares issued in reinvestment of dividends and distributions [0 and 9,650,572 shares, respectively]	—	164,248,856
Capital shares repurchased [(11,196,063) and (17,668,925) shares, respectively]	(186,169,724)	(309,062,387)

Total Class A transactions	344,919,484	5,556,683

Class B
Capital shares sold [61,235,152 and 91,622,538 shares, respectively]	1,007,353,317	1,595,381,036
Capital shares issued in reinvestment of dividends and distributions [0 and 17,951,582 shares, respectively]	—	303,722,420
Capital shares repurchased [(17,259,575) and (28,753,776) shares, respectively]	(283,033,731)	(501,225,485)

Total Class B transactions	724,319,586	1,397,877,971

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,069,239,070	1,403,434,654

TOTAL INCREASE IN NET ASSETS	462,288,747	1,461,994,286
NET ASSETS:
Beginning of period	9,433,281,160	7,971,286,874

End of period (a)	$9,895,569,907	$9,433,281,160

(a) Includes accumulated undistributed (overdistributed) net investment income of	$9,770,126	$(239,308)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $12,250,298,124)	$11,251,198,708
Unaffiliated Issuers (Amortized Cost $4,212,853)	4,212,853
Dividends, interest and other receivables	11,941
Other assets	57,860

Total assets	11,255,481,362

LIABILITIES
Overdraft payable	7,072,636
Distribution fees payable - Class B	2,299,874
Administrative fees payable	760,320
Trustees’ fees payable	104,823
Accrued expenses	215,356

Total liabilities	10,453,009

NET ASSETS	$11,245,028,353

Net assets were comprised of:
Paid in capital	$11,799,073,397
Accumulated undistributed net investment income	1,654,079
Accumulated undistributed net realized gain	443,400,293
Unrealized depreciation on investments	(999,099,416)

Net assets	$11,245,028,353

Class A
Net asset value, offering and redemption price per share, $301,791,571 / 23,764,308 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.70

Class B
Net asset value, offering and redemption price per share, $10,943,236,782 / 862,676,859 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,316,297
Interest	103,390

Total income	20,419,687

EXPENSES
Distribution fees - Class B	13,279,672
Administrative fees	8,161,390
Investment management fees	5,429,191
Printing and mailing expenses	701,500
Professional fees	83,183
Custodian fees	49,726
Trustees’ fees	38,645
Miscellaneous	102,816

Gross expenses	27,846,123
Less: Waiver from investment advisor	(9,146,995)

Net expenses	18,699,128

NET INVESTMENT INCOME
REALIZED AND UNREALIZED LOSS	1,720,559

Net realized loss on securities (All realized loss from affiliates)	(14,712,755)
Net change in unrealized depreciation on securities	(1,033,894,713)

NET REALIZED AND UNREALIZED LOSS	(1,048,607,468)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,046,886,909)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,720,559	$161,866,430
Net realized gain (loss) on investments	(14,712,755)	717,649,885
Net change in unrealized depreciation on investments	(1,033,894,713)	(391,048,010)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,046,886,909)	488,468,305

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(5,766,451)
Class B	—	(281,561,007)

	—	(287,327,458)

Distributions from net realized capital gains
Class A	—	(5,060,406)
Class B	—	(282,755,087)

	—	(287,815,493)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(575,142,951)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [10,153,343 and 6,867,459 shares, respectively]	136,016,110	99,354,568
Capital shares issued in reinvestment of dividends and distributions [0 and 780,462 shares, respectively]	—	10,826,857
Capital shares repurchased [(634,938) and (634,910) shares, respectively]	(8,316,671)	(9,235,532)

Total Class A transactions	127,699,439	100,945,893

Class B
Capital shares sold [125,820,968 and 275,720,472 shares, respectively]	1,664,539,491	3,971,971,916
Capital shares issued in reinvestment of dividends and distributions [0 and 40,655,773 shares, respectively]	—	564,316,094
Capital shares repurchased [(27,738,190) and (27,473,093) shares, respectively]	(364,272,016)	(394,688,638)

Total Class B transactions	1,300,267,475	4,141,599,372

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,427,966,914	4,242,545,265

TOTAL INCREASE IN NET ASSETS	381,080,005	4,155,870,619
NET ASSETS:
Beginning of period	10,863,948,348	6,708,077,729

End of period (a)	$11,245,028,353	$10,863,948,348

(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,654,079	$(66,480)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,660,624,262)	$3,220,167,953
Unaffiliated Issuers (Amortized Cost $4,813,655)	4,813,655
Dividends, interest and other receivables	5,609
Other assets	17,506

Total assets	3,225,004,723

LIABILITIES
Overdraft payable	72,426
Distribution fees payable - Class B	654,668
Administrative fees payable	208,738
Trustees’ fees payable	27,945
Accrued expenses	125,778

Total liabilities	1,089,555

NET ASSETS	$3,223,915,168

Net assets were comprised of:
Paid in capital	$3,513,523,817
Accumulated net investment loss	(3,257,739)
Accumulated undistributed net realized gain	154,105,399
Unrealized depreciation on investments	(440,456,309)

Net assets	$3,223,915,168

Class A
Net asset value, offering and redemption price per share, $125,633,600 / 9,692,630 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.96

Class B
Net asset value, offering and redemption price per share, $3,098,281,568 / 239,303,351 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,997,129
Interest	48,022

Total income	2,045,151

EXPENSES
Distribution fees - Class B	3,740,920
Administrative fees	2,341,369
Investment management fees	1,549,272
Printing and mailing expenses	200,582
Custodian fees	47,240
Professional fees	42,580
Trustees’ fees	11,061
Miscellaneous	30,472

Gross expenses	7,963,496
Less: Waiver from investment advisor	(2,676,986)

Net expenses	5,286,510

NET INVESTMENT LOSS	(3,241,359)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(9,436,815)
Net change in unrealized depreciation on securities	(385,493,998)

NET REALIZED AND UNREALIZED LOSS	(394,930,813)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(398,172,172)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,241,359)	$28,231,110
Net realized gain (loss) on investments	(9,436,815)	262,997,472
Net change in unrealized depreciation on investments	(385,493,998)	(179,437,938)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(398,172,172)	111,790,644

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(2,513,188)
Class B	—	(70,282,453)

	—	(72,795,641)

Distributions from net realized capital gains
Class A	—	(3,170,531)
Class B	—	(98,280,335)

	—	(101,450,866)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(174,246,507)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [3,643,036 and 3,530,859 shares, respectively]	50,536,687	54,140,171
Capital shares issued in reinvestment of dividends and distributions [0 and 389,142 shares, respectively]	—	5,683,719
Capital shares repurchased [(608,784) and (743,806) shares, respectively]	(8,269,084)	(11,501,059)

Total Class A transactions	42,267,603	48,322,831

Class B
Capital shares sold [45,052,094 and 100,541,684 shares, respectively]	615,639,693	1,542,421,807
Capital shares issued in reinvestment of dividends and distributions [0 and 11,538,418 shares, respectively]	—	168,562,788
Capital shares repurchased [(12,726,108) and (13,558,004) shares, respectively]	(172,174,590)	(207,039,761)

Total Class B transactions	443,465,103	1,503,944,834

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	485,732,706	1,552,267,665

TOTAL INCREASE IN NET ASSETS	87,560,534	1,489,811,802
NET ASSETS:
Beginning of period	3,136,354,634	1,646,542,832

End of period (a)	$3,223,915,168	$3,136,354,634

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(3,257,739)	$(16,380)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $3,231,390,509) (Securities on loan at market value $405,707,565)	$3,091,675,222
Foreign Cash (Cost $840)	946
Receivable for securities sold	8,068,519
Dividends, interest and other receivables	762,582
Receivable from Separate Accounts for Trust shares sold	1,614,836
Other assets	13,249

Total assets	3,102,135,354

LIABILITIES
Overdraft payable	207,727
Collateral held for loaned securities	422,682,365
Payable for securities purchased	18,418,752
Payable to Separate Accounts for Trust shares redeemed	1,613,736
Investment management fees payable	1,359,529
Administrative fees payable	338,287
Trustees’ fees payable	57,324
Distribution fees payable - Class B	41,907
Accrued expenses	142,105

Total liabilities	444,861,732

NET ASSETS	$2,657,273,622

Net assets were comprised of:
Paid in capital	$3,156,504,935
Accumulated undistributed net investment income	3,299,789
Accumulated net realized loss	(362,827,680)
Unrealized depreciation on investments and foreign currency translations	(139,703,422)

Net assets	$2,657,273,622

Class A
Net asset value, offering and redemption price per share, $2,465,060,942 / 89,973,765 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.40

Class B
Net asset value, offering and redemption price per share, $192,212,680 / 7,145,658 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$10,755,142
Interest	1,300,553
Securities lending (net)	1,529,532

Total income	13,585,227

EXPENSES
Investment management fees	8,087,932
Administrative fees	2,027,241
Distribution fees - Class B	265,226
Printing and mailing expenses	175,236
Custodian fees	56,841
Professional fees	35,659
Trustees’ fees	9,811
Miscellaneous	38,638

Gross expenses	10,696,584
Less: Fees paid indirectly	(153,558)

Net expenses	10,543,026

NET INVESTMENT INCOME	3,042,201

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(55,454,358)
Foreign currency transactions	(40,987)

Net realized loss	(55,495,345)

Change in unrealized appreciation (depreciation) on:
Securities	(382,977,413)
Foreign currency translations	3,761

Net change in unrealized depreciation	(382,973,652)

NET REALIZED AND UNREALIZED LOSS	(438,468,997)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(435,426,796)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,042,201	$3,173,270
Net realized gain (loss) on investments and foreign currency transactions	(55,495,345)	299,039,484
Net change in unrealized depreciation on investments and foreign currency translations	(382,973,652)	(7,694,106)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(435,426,796)	294,518,648

DIVIDENDS:
Class A
Dividends from net investment income	—	(2,642,629)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [11,094,610 and 12,870,045 shares, respectively]	323,407,034	400,505,013
Capital shares issued in reinvestment of dividends [0 and 84,486 shares, respectively]	—	2,642,629
Capital shares repurchased [(3,290,759) and (11,845,666) shares, respectively]	(96,048,974)	(362,956,658)

Total Class A transactions	227,358,060	40,190,984

Class B
Capital shares sold [606,930 and 1,546,097 shares, respectively]	17,413,710	47,450,699
Capital shares repurchased [(1,211,203) and (3,031,285) shares, respectively]	(34,757,099)	(91,377,737)

Total Class B transactions	(17,343,389)	(43,927,038)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	210,014,671	(3,736,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(225,412,125)	288,139,965
NET ASSETS:
Beginning of period	2,882,685,747	2,594,545,782

End of period (a)	$2,657,273,622	$2,882,685,747

(a) Includes accumulated undistributed net investment income of	$3,299,789	$257,588

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $4,080,418,116) (Securities on loan at market value $37,936,708)	$4,033,120,716
Cash Held as Collateral at Broker	3,975,000
Foreign Cash (Cost $27,903)	28,478
Foreign Cash Held as Collateral at Broker	9,218
Receivable for forward commitments	854,641,016
Dividends, interest and other receivables	22,778,005
Receivable for securities sold	20,954,092
Receivable from Separate Accounts for Trust shares sold	5,070,929
Variation margin receivable on futures contracts	469,686
Unrealized appreciation of forward foreign currency contracts	73,552
Other assets	15,341

Total assets	4,941,136,033

LIABILITIES
Overdraft payable	53
Payable for forward commitments	1,142,057,629
Securities sold short (Proceeds received $406,168,906)	406,498,852
Collateral held for loaned securities	37,458,845
Payable for securities purchased	22,872,438
Payable to Separate Accounts for Trust shares redeemed	2,545,239
Investment management fees payable	1,551,748
Unrealized depreciation of forward foreign currency contracts	1,515,224
Options written, at value (Premiums received $960,314)	1,221,606
Administrative fees payable	396,464
Distribution fees payable - Class B	177,807
Trustees’ fees payable	36,432
Recoupment fees payable	20,004
Accrued expenses	168,415

Total liabilities	1,616,520,756

NET ASSETS	$3,324,615,277

Net assets were comprised of:
Paid in capital	$3,330,923,303
Accumulated undistributed net investment income	1,209,054
Accumulated undistributed net realized gain	36,708,403
Unrealized depreciation on investments, securities sold short, options written, futures and foreign currency translations	(44,225,483)

Net assets	$3,324,615,277

Class A
Net asset value, offering and redemption price per share, $2,445,421,239 / 237,385,308 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

Class B
Net asset value, offering and redemption price per share, $879,194,038 / 85,212,956 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$81,557,346
Dividends	60,417
Securities lending (net)	98,252

Total income	81,716,015

EXPENSES
Investment management fees	8,898,105
Administrative fees	2,285,135
Distribution fees - Class B	1,071,602
Printing and mailing expenses	196,687
Custodian fees	66,182
Professional fees.	37,760
Trustees’ fees	10,815
Recoupment fees	299
Miscellaneous	44,953

Total expenses	12,611,538

NET INVESTMENT INCOME	69,104,477

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	17,545,566
Options written	(3,024,515)
Futures	41,756,211
Foreign currency transactions	(1,948,020)

Net realized gain	54,329,242

Change in unrealized depreciation on:
Securities	(63,355,077)
Securities sold short	(465,673)
Options written	(280,157)
Futures	(17,047,953)
Foreign currency translations	(795,478)

Net change in unrealized depreciation	(81,944,338)

NET REALIZED AND UNREALIZED LOSS	(27,615,096)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,489,381

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$69,104,477	$129,418,760
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	54,329,242	(9,032,907)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(81,944,338)	56,125,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,489,381	176,511,243

DIVIDENDS:
Dividends from net investment income
Class A	(50,350,323)	(92,059,665)
Class B	(18,412,397)	(33,917,052)

TOTAL DIVIDENDS	(68,762,720)	(125,976,717)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [41,278,544 and 32,923,745 shares, respectively]	430,639,195	335,428,782
Capital shares issued in reinvestment of dividends [4,839,502 and 9,065,854 shares, respectively]	50,350,323	92,059,665
Capital shares repurchased [(9,867,451) and (28,138,218) shares, respectively]	(103,862,847)	(284,512,063)

Total Class A transactions	377,126,671	142,976,384

Class B
Capital shares sold [13,078,545 and 16,321,752 shares, respectively]	136,584,617	166,105,786
Capital shares issued in reinvestment of dividends [1,766,328 and 3,343,916 shares, respectively]	18,412,397	33,917,052
Capital shares repurchased [(9,434,945) and (20,777,420) shares, respectively]	(98,655,359)	(211,694,160)

Total Class B transactions	56,341,655	(11,671,322)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	433,468,326	131,305,062

TOTAL INCREASE IN NET ASSETS	406,194,987	181,839,588
NET ASSETS:
Beginning of period	2,918,420,290	2,736,580,702

End of period (a)	$3,324,615,277	$2,918,420,290

(a) Includes accumulated undistributed net investment income of	$1,209,054	$867,297

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $474,286,250) (Securities on loan at market value $66,542,481)	$473,851,385
Cash	425,787
Foreign Cash (Cost $42,200)	42,904
Receivable for securities sold	3,375,115
Receivable from Separate Accounts for Trust shares sold	529,388
Dividends, interest and other receivables	343,017
Other assets	2,056

Total assets	478,569,652

LIABILITIES
Collateral held for loaned securities	68,780,853
Payable for securities purchased	7,751,801
Investment management fees payable	399,307
Payable to Separate Accounts for Trust shares redeemed	379,252
Unrealized depreciation of forward foreign currency contracts	190,636
Distribution fees payable - Class B	79,815
Administrative fees payable	59,415
Trustees’ fees payable	5,265
Accrued expenses	59,850

Total liabilities	77,706,194

NET ASSETS	$400,863,458

Net assets were comprised of:
Paid in capital	$404,447,864
Accumulated net investment loss	(1,058,704)
Accumulated net realized loss	(1,928,516)
Unrealized depreciation on investments and foreign currency translations	(597,186)

Net assets	$400,863,458

Class A
Net asset value, offering and redemption price per share, $16,148,940 / 1,601,855 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.08

Class B
Net asset value, offering and redemption price per share, $384,714,518 / 38,896,788 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $121,403 foreign withholding tax)	$2,074,575
Interest	221,069
Securities lending (net)	137,310

Total income	2,432,954

EXPENSES
Investment management fees	2,464,586
Distribution fees - Class B	491,396
Administrative fees	367,763
Custodian fees	47,910
Printing and mailing expenses	27,091
Professional fees	23,522
Trustees’ fees	1,489
Miscellaneous	12,394

Gross expenses	3,436,151
Less: Fees paid indirectly	(31,065)

Net expenses	3,405,086

NET INVESTMENT LOSS	(972,132)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,034,669
Options written	(85,111)
Foreign currency transactions	(677,216)

Net realized gain	272,342

Change in unrealized depreciation on:
Securities	(42,261,191)
Foreign currency translations	(254,377)

Net change in unrealized depreciation	(42,515,568)

NET REALIZED AND UNREALIZED LOSS	(42,243,226)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,215,358)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(972,132)	$(3,004,995)
Net realized gain on investments, options written and foreign currency transactions	272,342	36,523,337
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(42,515,568)	1,773,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(43,215,358)	35,292,101

DIVIDENDS:
Dividends from net investment income
Class A	—	(1,369,320)
Class B	—	(31,620,263)

TOTAL DIVIDENDS	—	(32,989,583)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [295,514 and 388,461 shares, respectively]	3,139,541	4,521,255
Capital shares issued in reinvestment of dividends [0 and 123,507 shares, respectively]	—	1,369,320
Capital shares repurchased [(342,818) and (386,020) shares, respectively]	(3,528,420)	(4,505,084)

Total Class A transactions	(388,879)	1,385,491

Class B
Capital shares sold [5,511,690 and 7,373,915 shares, respectively]	56,910,265	84,485,159
Capital shares issued in reinvestment of dividends [0 and 2,902,285 shares, respectively]	—	31,620,263
Capital shares repurchased [(4,611,457) and (7,336,126) shares, respectively]	(46,700,692)	(83,792,191)

Total Class B transactions	10,209,573	32,313,231

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,820,694	33,698,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,394,664)	36,001,240
NET ASSETS:
Beginning of period	434,258,122	398,256,882

End of period (a)	$400,863,458	$434,258,122

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(1,058,704)	$(86,572)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,303,163,783) (Securities on loan at market value $250,667,311)	$2,174,780,886
Cash	200,434
Foreign Cash (Cost $2,215,544)	2,214,515
Receivable for forward commitments	68,116,676
Dividends, interest and other receivables	37,009,789
Receivable for securities sold	4,055,917
Receivable from Separate Accounts for Trust shares sold	1,864,999
Unrealized appreciation of forward foreign currency contracts	64,980
Variation margin receivable on futures contracts	15,486
Other assets	1,424,658

Total assets	2,289,748,340

LIABILITIES
Collateral held for loaned securities	259,111,555
Payable for forward commitments	137,238,834
Payable for securities purchased	19,282,676
Payable to Separate Accounts for Trust shares redeemed	3,435,908
Unrealized depreciation of forward foreign currency contracts	1,607,692
Investment management fees payable	893,119
Administrative fees payable	233,154
Distribution fees payable - Class B	192,748
Trustees’ fees payable	28,733
Accrued expenses	79,120

Total liabilities	422,103,539

NET ASSETS	$1,867,644,801

Net assets were comprised of:
Paid in capital	$2,253,573,172
Accumulated undistributed net investment income	76,883,274
Accumulated net realized loss	(332,185,922)
Unrealized depreciation on investments, futures and foreign currency translations	(130,625,723)

Net assets	$1,867,644,801

Class A
Net asset value, offering and redemption price per share, $953,965,749 / 181,029,762 shares out-standing (unlimited amount authorized: $0.001 par value)	$5.27

Class B
Net asset value, offering and redemption price per share, $913,679,052 / 174,540,458 shares out-standing (unlimited amount authorized: $0.01 par value)	$5.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$81,693,687
Dividends	326,998
Securities lending (net)	664,376

Total income	82,685,061

EXPENSES
Investment management fees	5,339,194
Administrative fees	1,403,381
Distribution fees - Class B	1,193,300
Printing and mailing expenses	120,803
Custodian fees	65,295
Professional fees	30,421
Trustees’ fees	6,719
Miscellaneous	26,221

Total expenses	8,185,334

NET INVESTMENT INCOME	74,499,727

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(35,649,003)
Futures	1,684,687
Foreign currency transactions	(2,518,251)

Net realized loss	(36,482,567)

Change in unrealized depreciation on:
Securities	(64,494,950)
Futures	(1,691,308)
Foreign currency translations	(843,333)

Net change in unrealized depreciation	(67,029,591)

NET REALIZED AND UNREALIZED LOSS	(103,512,158)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,012,431)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$74,499,727	$151,046,438
Net realized gain (loss) on investments, futures and foreign currency transactions	(36,482,567)	9,799,349
Net change in unrealized depreciation on investments, futures and foreign currency translations	(67,029,591)	(99,380,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,012,431)	61,465,571

DIVIDENDS:
Dividends from net investment income
Class A	—	(69,446,852)
Class B	—	(78,894,181)

TOTAL DIVIDENDS	—	(148,341,033)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [27,694,134 and 35,661,526 shares, respectively]	146,362,797	204,940,445
Capital shares issued in reinvestment of dividends [0 and 13,019,884 shares, respectively ]	—	69,446,852
Capital shares repurchased [(12,820,992) and (34,920,799) shares, respectively]	(67,311,792)	(200,430,567)

Total Class A transactions	79,051,005	73,956,730

Class B
Capital shares sold [6,903,891 and 29,486,508 shares, respectively]	36,211,980	168,775,032
Capital shares issued in reinvestment of dividends [0 and 14,869,781 shares, respectively ]	—	78,894,181
Capital shares repurchased [(27,015,904) and (47,081,271) shares, respectively]	(141,195,772)	(268,597,434)

Total Class B transactions	(104,983,792)	(20,928,221)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(25,932,787)	53,028,509

TOTAL DECREASE IN NET ASSETS	(54,945,218)	(33,846,953)
NET ASSETS:
Beginning of period	1,922,590,019	1,956,436,972

End of period (a)	$1,867,644,801	$1,922,590,019

(a) Includes accumulated undistributed net investment income of	$76,883,274	$2,383,547

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,919,224,748) (Securities on loan at market value $164,952,021)	$2,945,236,837
Cash	23,906,379
Foreign Cash (Cost $8,106,468)	8,229,299
Cash Held as Collateral at Broker	616,983
Foreign Cash Held at Broker as Collateral	1,062,680
Receivable for securities sold	3,536,587
Dividends, interest and other receivables	5,766,628
Receivable from Separate Accounts for Trust shares sold	1,816,691
Variation margin receivable on futures contracts	12,123
Other assets	13,502

Total assets	2,990,197,709

LIABILITIES
Collateral held for loaned securities	173,370,594
Payable for securities purchased	23,497,589
Investment management fees payable	2,400,627
Payable to Separate Accounts for Trust shares redeemed	1,645,167
Administrative fees payable	356,355
Distribution fees payable - Class B	172,563
Trustees’ fees payable	31,437
Accrued expenses	581,533

Total liabilities	202,055,865

NET ASSETS	$2,788,141,844

Net assets were comprised of:
Paid in capital	$2,664,675,666
Accumulated undistributed net investment income	43,498,301
Accumulated undistributed net realized gain	53,877,400
Unrealized appreciation on investments, futures, and foreign currency translations	26,090,477

Net assets	$2,788,141,844

Class A
Net asset value, offering and redemption price per share, $1,978,600,259 / 136,201,339 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.53

Class B
Net asset value, offering and redemption price per share, $809,541,585 / 55,900,769 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,357,066 foreign withholding tax)	$58,378,745
Interest	1,300,737
Securities lending (net)	2,839,953

Total income	62,519,435

EXPENSES
Investment management fees	14,474,932
Administrative fees	2,165,060
Distribution fees - Class B	1,043,713
Custodian fees	731,622
Printing and mailing expenses	189,369
Professional fees	37,680
Trustees’ fees	10,555
Miscellaneous	41,389

Gross expenses	18,694,320
Less: Fees paid indirectly	(1,491)

Net expenses	18,692,829

NET INVESTMENT INCOME	43,826,606

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	11,867,545
Futures	(1,662,169)
Foreign currency transactions	(940,950)

Net realized gain	9,264,426

Change in unrealized appreciation (depreciation) on:
Securities	(410,370,342)
Futures	(347,558)
Foreign currency translations	159,752

Net change in unrealized depreciation	(410,558,148)

NET REALIZED AND UNREALIZED LOSS	(401,293,722)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(357,467,116)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$43,826,606	$31,828,637
Net realized gain on investments, futures, and foreign currency transactions	9,264,426	193,023,484
Net change in unrealized appreciation (depreciation) on investments, futures, and foreign currency translations	(410,558,148)	76,829,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(357,467,116)	301,681,927

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(20,142,793)
Class B	—	(6,143,148)

	—	(26,285,941)

Distributions from net realized capital gains
Class A	—	(119,932,885)
Class B	—	(50,613,639)

	—	(170,546,524)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(196,832,465)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [11,828,362 and 40,414,171 shares, respectively]	179,511,831	673,036,589
Capital shares issued in reinvestment of dividends and distributions [0 and 8,815,526 shares, respectively]	—	140,075,678
Capital shares repurchased [(9,516,392) and (2,380,763) shares, respectively]	(141,017,855)	(39,646,603)

Total Class A transactions	38,493,976	773,465,664

Class B
Capital shares sold [6,763,730 and 14,770,972 shares, respectively]	102,152,541	243,588,578
Capital shares issued in reinvestment of dividends and distributions [0 and 3,576,266 shares, respectively]	—	56,756,787
Capital shares repurchased [(6,236,462) and (12,196,701) shares, respectively]	(93,939,904)	(201,869,162)

Total Class B transactions	8,212,637	98,476,203

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	46,706,613	871,941,867

TOTAL INCREASE (DECREASE) IN NET ASSETS	(310,760,503)	976,791,329
NET ASSETS:
Beginning of period	3,098,902,347	2,122,111,018

End of period (a)	$2,788,141,844	$3,098,902,347

(a) Includes accumulated undistributed (overdistributed) net investment income of	$43,498,301	$(328,305)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,216,357,007) (Securities on loan at market value $99,553,084)	$1,152,395,234
Foreign Cash (Cost $699)	733
Receivable from Separate Accounts for Trust shares sold	1,576,291
Dividends, interest and other receivables	1,235,262
Receivable for securities sold	562,137
Other assets	4,938

Total assets	1,155,774,595

LIABILITIES
Collateral held for loaned securities	103,461,305
Payable to Separate Accounts for Trust shares redeemed	827,719
Investment management fees payable	787,055
Administrative fees payable	139,665
Recoupment fees payable	85,366
Distribution fees payable - Class B	37,979
Trustees’ fees payable	11,651
Accrued expenses	43,507

Total liabilities	105,394,247

NET ASSETS	$1,050,380,348

Net assets were comprised of:
Paid in capital	$1,129,632,045
Accumulated undistributed net investment income	3,879,116
Accumulated net realized loss	(19,169,141)
Unrealized depreciation on investments and foreign currency translations	(63,961,672)

Net assets	$1,050,380,348

Class A
Net asset value, offering and redemption price per share, $874,848,847 / 86,339,202 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.13

Class B
Net asset value, offering and redemption price per share, $175,531,501 / 17,340,030 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.12

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2008 (Unaudited)
INVESTMENT INCOME
Dividends (net of $130,608 foreign withholding tax)	$8,685,233
Interest	623,691
Securities lending (net)	277,479

Total income	9,586,403

EXPENSES
Investment management fees	4,521,116
Administrative fees	809,998
Distribution fees - Class B	237,317
Recoupment fees	144,201
Printing and mailing expenses	67,023
Professional fees	26,639
Custodian fees	25,212
Trustees’ fees	3,691
Miscellaneous	13,952

Gross expenses	5,849,149
Less: Fees paid indirectly	(15,059)

Net expenses	5,834,090

NET INVESTMENT INCOME	3,752,313

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(15,891,716)
Foreign currency transactions	(28,187)

Net realized loss	(15,919,903)

Change in unrealized appreciation (depreciation) on:
Securities	(134,288,503)
Foreign currency translations	64

Net change in unrealized depreciation	(134,288,439)

NET REALIZED AND UNREALIZED LOSS	(150,208,342)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(146,456,029)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,752,313	$6,512,231
Net realized gain (loss) on investments and foreign currency transactions	(15,919,903)	53,140,420
Net change in unrealized depreciation on investments and foreign currency translations	(134,288,439)	(18,341,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,456,029)	41,310,907

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(5,469,603)
Class B	—	(881,387)

	—	(6,350,990)

Distributions from net realized capital gains
Class A	—	(53,799,639)
Class B	—	(14,317,335)

	—	(68,116,974)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(74,467,964)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [15,712,444 and 20,732,724 shares, respectively]	168,126,805	259,550,553
Capital shares issued in reinvestment of dividends and distributions [0 and 5,096,178 shares, respectively]	—	59,269,242
Capital shares repurchased [(1,585,718) and (3,634,586) shares, respectively]	(16,861,006)	(46,536,011)

Total Class A transactions	151,265,799	272,283,784

Class B
Capital shares sold [1,972,380 and 4,229,101 shares, respectively]	21,047,561	52,944,114
Capital shares issued in reinvestment of dividends and distributions [0 and 1,304,411 shares, respectively]	—	15,198,722
Capital shares repurchased [(3,096,835) and (4,485,255) shares, respectively]	(33,075,842)	(56,034,483)

Total Class B transactions	(12,028,281)	12,108,353

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	139,237,518	284,392,137

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,218,511)	251,235,080
NET ASSETS:
Beginning of period	1,057,598,859	806,363,779

End of period (a)	$1,050,380,348	$1,057,598,859

(a) Includes accumulated undistributed net investment income of	$3,879,116	$126,803

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $347,754,380) (Securities on loan at market value $11,068,731)	$377,416,040
Receivable for securities sold	1,739,053
Dividends, interest and other receivables	226,970
Receivable from Separate Accounts for Trust shares sold	158,267
Other assets	1,992

Total assets	379,542,322

LIABILITIES
Overdraft payable	101
Collateral held for loaned securities	11,386,359
Payable for securities purchased	1,519,567
Investment management fees payable	275,188
Payable to Separate Accounts for Trust shares redeemed	231,687
Distribution fees payable - Class B	73,410
Administrative fees payable	56,552
Trustees’ fees payable	5,213
Accrued expenses	16,037

Total liabilities	13,564,114

NET ASSETS	$365,978,208

Net assets were comprised of:
Paid in capital	$344,195,344
Accumulated net investment loss	(1,046,339)
Accumulated net realized loss	(6,832,457)
Unrealized appreciation on investments	29,661,660

Net assets	$365,978,208

Class A
Net asset value, offering and redemption price per share, $22,593,354 / 2,542,810 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.89

Class B
Net asset value, offering and redemption price per share, $343,384,854 / 39,376,403 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.72

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2008 (Unaudited)
INVESTMENT INCOME
Dividends (net of $368 foreign withholding tax)	$1,280,935
Interest	127,095
Securities lending (net)	47,302

Total income	1,455,332

EXPENSES
Investment management fees	1,695,319
Distribution fees - Class B	441,534
Administrative fees	343,146
Printing and mailing expenses	25,368
Professional fees	23,389
Custodian fees	17,577
Trustees’ fees	1,391
Miscellaneous	6,835

Gross expenses	2,554,559
Less: Waiver from investment advisor	(39,909)
Fees paid indirectly	(23,527)

Net expenses	2,491,123

NET INVESTMENT LOSS	(1,035,791)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(3,276,012)
Net change in unrealized depreciation on securities	(36,263,268)

NET REALIZED AND UNREALIZED LOSS	(39,539,280)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,575,071)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,035,791)	$(1,155,992)
Net realized gain (loss) on investments	(3,276,012)	43,921,908
Net change in unrealized depreciation on investments	(36,263,268)	(739,037)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(40,575,071)	42,026,879

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(2,874,715)
Class B	—	(44,364,657)

TOTAL DISTRIBUTIONS	—	(47,239,372)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [651,980 and 717,861 shares, respectively]	5,892,270	7,716,030
Capital shares issued in reinvestment of distributions [0 and 297,847 shares, respectively]	—	2,874,715
Capital shares repurchased [(748,602) and (495,964) shares, respectively]	(6,708,251)	(5,219,771)

Total Class A transactions	(815,981)	5,370,974

Class B
Capital shares sold [3,794,911 and 7,331,682 shares, respectively]	33,365,424	76,906,394
Capital shares issued in reinvestment of distributions [0 and 4,675,077 shares, respectively]	—	44,364,657
Capital shares repurchased [(4,894,020) and (9,448,777) shares, respectively]	(43,299,545)	(97,883,503)

Total Class B transactions	(9,934,121)	23,387,548

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,750,102)	28,758,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	(51,325,173)	23,546,029
NET ASSETS:
Beginning of period	417,303,381	393,757,352

End of period (a)	$365,978,208	$417,303,381

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(1,046,339)	$(10,548)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $2,492,191,422) (Securities on loan at market value $154,421,577)	$2,283,624,645
Receivable for securities sold	25,888,381
Receivable from Separate Accounts for Trust shares sold	1,956,956
Dividends, interest and other receivables	4,674,419
Other assets	10,038

Total assets	2,316,154,439

LIABILITIES
Overdraft payable	10,900
Collateral held for loaned securities	159,224,691
Payable for securities purchased	48,830,881
Investment management fees payable	1,551,812
Payable to Separate Accounts for Trust shares redeemed	1,441,985
Administrative fees payable	270,832
Distribution fees payable - Class B	136,906
Trustees’ fees payable	22,934
Accrued expenses	117,902

Total liabilities	211,608,843

NET ASSETS	$2,104,545,596

Net assets were comprised of:
Paid in capital	$2,338,927,256
Accumulated undistributed net investment income	16,241,215
Accumulated net realized loss	(42,087,618)
Unrealized depreciation on investments and foreign currency translations	(208,535,257)

Net assets	$2,104,545,596

Class A
Net asset value, offering and redemption price per share, $1,468,077,427 / 143,839,335 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

Class B
Net asset value, offering and redemption price per share, $636,468,169 / 62,429,211 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2008 (Unaudited)
INVESTMENT INCOME
Dividends (net of $110,843 foreign withholding tax)	$26,532,229
Interest	629,868
Securities lending (net)	289,576

Total income	27,451,673

EXPENSES
Investment management fees	8,858,193
Administrative fees	1,557,319
Distribution fees - Class B	834,526
Printing and mailing expenses	133,654
Custodian fees	46,591
Professional fees	32,329
Trustees’ fees	7,319
Miscellaneous	25,225

Gross expenses	11,495,156
Less: Fees paid indirectly	(224,652)

Net expenses	11,270,504

NET INVESTMENT INCOME	16,181,169

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(41,818,529)
Foreign currency transactions	(13,400)

Net realized loss	(41,831,929)

Change in unrealized appreciation (depreciation) on:
Securities	(268,423,859)
Foreign currency translations	25,153

Net change in unrealized depreciation	(268,398,706)

NET REALIZED AND UNREALIZED LOSS	(310,230,635)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(294,049,466)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,181,169	$24,313,273
Net realized gain (loss) on investments and foreign currency transactions	(41,831,929)	182,067,483
Net change in unrealized depreciation on investments and foreign currency translations	(268,398,706)	(145,722,757)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(294,049,466)	60,657,999

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(16,324,347)
Class B	—	(7,910,661)

	—	(24,235,008)

Distributions from net realized capital gains
Class A	—	(121,085,914)
Class B	—	(72,851,732)

	—	(193,937,646)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(218,172,654)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [42,275,124 and 29,275,591 shares, respectively]	464,312,427	391,542,225
Capital shares issued in reinvestment of dividends and distributions [0 and 11,708,646 shares, respectively]	—	137,410,261
Capital shares repurchased [(1,926,136) and (8,787,423) shares, respectively]	(21,104,069)	(121,420,874)

Total Class A transactions	443,208,358	407,531,612

Class B
Capital shares sold [8,148,714 and 12,781,555 shares, respectively]	89,459,873	170,912,150
Capital shares issued in reinvestment of dividends and distributions [0 and 6,872,492 shares, respectively]	—	80,762,393
Capital shares repurchased [(6,635,729) and (13,487,158) shares, respectively]	(72,579,816)	(179,967,965)

Total Class B transactions	16,880,057	71,706,578

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	460,088,415	479,238,190

TOTAL INCREASE IN NET ASSETS	166,038,949	321,723,535
NET ASSETS:
Beginning of period	1,938,506,647	1,616,783,112

End of period (a)	$2,104,545,596	$1,938,506,647

(a) Includes accumulated undistributed net investment income of	$16,241,215	$60,046

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $906,660,786) (Securities on loan at market value $184,807,436)	$934,794,866
Receivable for securities sold	22,448,594
Receivable from Separate Accounts for Trust shares sold	191,251
Dividends, interest and other receivables	123,169
Other assets	3,790

Total assets	957,561,670

LIABILITIES
Overdraft payable	3,137
Collateral held for loaned securities	192,415,007
Payable for securities purchased	25,330,389
Investment management fees payable	693,106
Payable to Separate Accounts for Trust shares redeemed	603,247
Administrative fees payable	102,362
Distribution fees payable - Class B	102,301
Trustees’ fees payable	10,554
Accrued expenses	81,184

Total liabilities	219,341,287

NET ASSETS	$738,220,383

Net assets were comprised of:
Paid in capital	$708,171,183
Accumulated net investment loss	(2,878,908)
Accumulated undistributed net realized gain	4,794,028
Unrealized appreciation on investments	28,134,080

Net assets	$738,220,383

Class A
Net asset value, offering and redemption price per share, $259,982,533 / 31,846,023 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.16

Class B
Net asset value, offering and redemption price per share, $478,237,850 / 59,852,753 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$1,179,859
Interest	202,566
Securities lending (net)	1,119,113

Total income	2,501,538

EXPENSES
Investment management fees	4,145,230
Administrative fees	617,347
Distribution fees - Class B	603,973
Custodian fees	58,180
Printing and mailing expenses	50,350
Professional fees	25,341
Trustees’ fees	2,787
Miscellaneous	11,729

Gross expenses	5,514,937
Less: Fees paid indirectly	(152,394)

Net expenses	5,362,543

NET INVESTMENT LOSS	(2,861,005)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,253,741
Foreign currency transactions	(6,002)

Net realized gain	1,247,739
Net change in unrealized depreciation on securities	(89,463,183)

NET REALIZED AND UNREALIZED LOSS	(88,215,444)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(91,076,449)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,861,005)	$(6,754,809)
Net realized gain on investments and foreign currency transactions	1,247,739	87,200,572
Net change in unrealized appreciation (depreciation) on investments	(89,463,183)	7,561,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(91,076,449)	88,007,401

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(28,110,709)
Class B	—	(55,110,513)

TOTAL DISTRIBUTIONS	—	(83,221,222)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [3,467,993 and 10,049,446 shares, respectively]	27,878,350	99,700,680
Capital shares issued in reinvestment of distributions [0 and 3,171,593 shares, respectively]	—	28,110,709
Capital shares repurchased [(4,834,284) and (5,513,389) shares, respectively]	(39,570,346)	(52,429,736)

Total Class A transactions	(11,691,996)	75,381,653

Class B
Capital shares sold [3,958,704 and 6,989,574 shares, respectively]	31,695,985	67,277,400
Capital shares issued in reinvestment of distributions [0 and 6,322,799 shares, respectively]	—	55,110,513
Capital shares repurchased [(6,088,480) and (12,357,865) shares, respectively]	(48,401,428)	(118,585,178)

Total Class B transactions	(16,705,443)	3,802,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,397,439)	79,184,388

TOTAL INCREASE (DECREASE) IN NET ASSETS	(119,473,888)	83,970,567
NET ASSETS:
Beginning of period	857,694,271	773,723,704

End of period (a)	$738,220,383	$857,694,271

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(2,878,908)	$(17,903)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,164,713,224) (Securities on loan at market value $176,935,276)	$1,181,304,657
Cash	15,267
Receivable for securities sold	3,294,651
Dividends, interest and other receivables	992,485
Receivable from Separate Accounts for Trust shares sold	566,181
Other assets	4,920

Total assets	1,186,178,161

LIABILITIES
Overdraft payable of foreign cash	14,783
Collateral held for loaned securities	183,522,636
Payable for securities purchased	3,710,163
Payable to Separate Accounts for Trust shares redeemed	1,200,726
Investment management fees payable	931,508
Administrative fees payable	135,068
Distribution fees payable - Class B	100,570
Trustees’ fees payable	15,070
Accrued expenses	110,198

Total liabilities	189,740,722

NET ASSETS	$996,437,439

Net assets were comprised of:
Paid in capital	$1,021,775,140
Accumulated undistributed net investment income	1,651,878
Accumulated net realized loss	(43,581,889)
Unrealized appreciation on investments and foreign currency translations	16,592,310

Net assets	$996,437,439

Class A
Net asset value, offering and redemption price per share, $531,072,881 / 61,944,469 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.57

Class B
Net asset value, offering and redemption price per share, $465,364,558 / 55,430,719 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,026 foreign withholding tax)	$7,239,515
Interest	276,242
Securities lending (net)	775,673

Total income	8,291,430

EXPENSES
Investment management fees	5,476,050
Administrative fees	801,001
Distribution fees - Class B	605,787
Custodian fees	116,838
Printing and mailing expenses	66,418
Professional fees	26,591
Trustees’ fees	3,700
Miscellaneous	16,769

Gross expenses	7,113,154
Less: Fees paid indirectly	(67,281)

Net expenses	7,045,873

NET INVESTMENT INCOME	1,245,557

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(38,539,202)
Foreign currency transactions	(40,366)

Net realized loss	(38,579,568)

Change in unrealized appreciation (depreciation) on:
Securities	(36,442,814)
Foreign currency translations	903

Net change in unrealized depreciation	(36,441,911)

NET REALIZED AND UNREALIZED LOSS	(75,021,479)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,775,922)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,245,557	$343,869
Net realized gain (loss) on investments and foreign currency transactions	(38,579,568)	81,462,344
Net change in unrealized depreciation on investments and foreign currency translations	(36,441,911)	(88,534,639)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(73,775,922)	(6,728,426)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(45,707,191)
Class B	—	(47,970,841)

TOTAL DISTRIBUTIONS	—	(93,678,032)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [4,690,262 and 17,872,003 shares, respectively]	40,880,224	192,444,922
Capital shares issued in reinvestment of distributions [0 and 4,988,611 shares, respectively]	—	45,707,191
Capital shares repurchased [(1,055,262) and (3,252,579) shares, respectively]	(8,919,569)	(33,707,596)

Total Class A transactions	31,960,655	204,444,517

Class B
Capital shares sold [3,700,447 and 8,667,369 shares, respectively]	31,803,173	89,994,620
Capital shares issued in reinvestment of distributions [0 and 5,326,225 shares, respectively]	—	47,970,841
Capital shares repurchased [(8,190,578) and (14,840,150) shares, respectively]	(69,286,799)	(154,081,066)

Total Class B transactions	(37,483,626)	(16,115,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,522,971)	188,328,912

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,298,893)	87,922,454
NET ASSETS:
Beginning of period	1,075,736,332	987,813,878

End of period (a)	$996,437,439	$1,075,736,332

(a) Includes accumulated undistributed net investment income of	$1,651,878	$406,321

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $899,535,273) (Securities on loan at market value $208,893,215)	$884,566,834
Cash	91,868
Receivable for securities sold	4,684,577
Receivable from Separate Accounts for Trust shares sold	258,453
Dividends, interest and other receivables	125,463
Other assets	3,954

Total assets	889,731,149

LIABILITIES
Collateral held for loaned securities	217,275,945
Payable for securities purchased	8,256,756
Payable to Separate Accounts for Trust shares redeemed	646,341
Investment management fees payable	584,851
Administrative fees payable	91,824
Distribution fees payable - Class B	67,442
Recoupment fees payable	27,582
Trustees’ fees payable	477
Accrued expenses	177,940

Total liabilities	227,129,158

NET ASSETS	$662,601,991

Net assets were comprised of:
Paid in capital	$714,933,040
Accumulated net investment loss	(2,245,926)
Accumulated net realized loss	(35,116,684)
Unrealized depreciation on investments	(14,968,439)

Net assets	$662,601,991

Class A*
Net asset value, offering and redemption price per share, $349,300,656 / 45,547,475 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.67

Class B
Net asset value, offering and redemption price per share, $313,301,335 / 40,909,542 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$517,073
Interest	290,869
Securities lending (net)	508,690

Total income	1,316,632

EXPENSES
Investment management fees	2,762,685
Administrative fees	446,637
Distribution fees - Class B	407,909
Custodian fees	81,572
Printing and mailing expenses	34,020
Recoupment fees	21,949
Professional fees	21,496
Trustees’ fees	1,763
Miscellaneous	7,640

Gross expenses	3,785,671
Less: Fees paid indirectly	(225,049)

Net expenses	3,560,622

NET INVESTMENT LOSS	(2,243,990)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(33,108,902)
Net change in unrealized depreciation on securities	(20,136,847)

NET REALIZED AND UNREALIZED LOSS	(53,245,749)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,489,739)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,243,990)	$(659,644)
Net realized gain (loss) on investments	(33,108,902)	46,877,747
Net change in unrealized depreciation on investments	(20,136,847)	(47,542,539)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(55,489,739)	(1,324,436)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class B	—	(36,537,518)

CAPITAL SHARES TRANSACTIONS:
Class A*
Capital shares sold [45,769,465 and 0 shares, respectively]	351,955,750	—
Capital shares repurchased [(221,990) and 0 shares, respectively]	(1,729,680)	—

Total Class A transactions	350,226,070	—

Class B
Capital shares sold [3,261,424 and 8,631,980 shares, respectively]	25,634,081	87,822,048
Capital shares issued in connection with the substitution [0 and 16,003,257 shares, respectively] (See Note 9)	—	170,425,185
Capital shares issued in reinvestment of distributions [0 and 4,299,021 shares, respectively]	—	36,537,518
Capital shares repurchased [(6,342,293) and (14,111,222) shares, respectively]	(49,805,552)	(142,695,300)

Total Class B transactions	(24,171,471)	152,089,451

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	326,054,599	152,089,451

TOTAL INCREASE IN NET ASSETS	270,564,860	114,227,497
NET ASSETS:
Beginning of period	392,037,131	277,809,634

End of period (a)	$662,601,991	$392,037,131

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(2,245,926)	$(1,936)

*	Class A commenced operations on January 22, 2008.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $1,457,770,543) (Securities on loan at market value $108,994,643)	$1,234,599,130
Receivable for securities sold	6,688,538
Dividends, interest and other receivables	960,435
Receivable from Separate Accounts for Trust shares sold	253,217
Other assets	121,115

Total assets	1,242,622,435

LIABILITIES
Overdraft payable	259,121
Collateral held for loaned securities	115,792,005
Payable for securities purchased	8,344,166
Payable to Separate Accounts for Trust shares redeemed	1,224,906
Investment management fees payable	1,049,854
Distribution fees payable - Class B	431,643
Administrative fees payable	299,898
Trustees’ fees payable	7,076

Total liabilities	127,408,669

NET ASSETS	$1,115,213,766

Net assets were comprised of:
Paid in capital	$1,457,209,030
Accumulated undistributed net investment income	992,621
Accumulated net realized loss	(119,816,472)
Unrealized depreciation on investments	(223,171,413)

Net assets	$1,115,213,766

Class A
Net asset value, offering and redemption price per share, $333,291,349 / 33,504,799 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

Class B
Net asset value, offering and redemption price per share, $781,922,417 / 78,637,239 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,651 foreign withholding tax)	$8,720,007
Interest	466,949
Securities lending (net)	685,105

Total income	9,872,061

EXPENSES
Investment management fees	6,708,848
Distribution fees - Class B	1,074,646
Administrative fees	1,011,744
Custodian fees	96,165
Printing and mailing expenses	87,730
Professional fees	26,780
Trustees’ fees	5,054
Miscellaneous	24,914

Gross expenses	9,035,881
Less: Fees paid indirectly	(206,164)

Net expenses	8,829,717

NET INVESTMENT INCOME	1,042,344

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(116,794,445)
Net change in unrealized depreciation on securities	(55,954,164)

NET REALIZED AND UNREALIZED LOSS	(172,748,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(171,706,265)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,042,344	$11,104,317
Net realized gain (loss) on investments	(116,794,445)	98,365,376
Net change in unrealized depreciation on investments	(55,954,164)	(297,674,545)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(171,706,265)	(188,204,852)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(3,839,704)
Class B	—	(3,512,727)

	—	(7,352,431)

Distributions from net realized capital gains
Class A	—	(58,358,622)
Class B	—	(91,128,079)

	—	(149,486,701)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(156,839,132)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [782,622 and 17,659,173 shares, respectively]	8,211,969	244,515,624
Capital shares issued in reinvestment of dividends and distributions [0 and 5,402,219 shares, respectively]	—	62,198,326
Capital shares repurchased [(23,254,416) and (9,255,416) shares, respectively]	(241,075,311)	(116,308,836)

Total Class A transactions	(232,863,342)	190,405,114

Class B
Capital shares sold [2,037,923 and 6,758,137 shares, respectively]	21,477,400	92,738,567
Capital shares issued in reinvestment of dividends and distributions [0 and 8,202,184 shares, respectively]	—	94,640,806
Capital shares repurchased [(10,669,834) and (24,468,614) shares, respectively]	(111,323,451)	(327,607,336)

Total Class B transactions	(89,846,051)	(140,227,963)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(322,709,393)	50,177,151

TOTAL DECREASE IN NET ASSETS	(494,415,658)	(294,866,833)
NET ASSETS:
Beginning of period	1,609,629,424	1,904,496,257

End of period (a)	$1,115,213,766	$1,609,629,424

(a) Includes accumulated undistributed (overdistributed) net investment income of	$992,621	$(49,723)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $670,719,999) (Securities on loan at market value $60,708,948)	$660,043,640
Cash	14,980
Foreign Cash (Cost $2,603,559)	2,603,376
Receivable from Separate Accounts for Trust shares sold	840,150
Receivable for securities sold	3,151,382
Dividends, interest and other receivables	136,728
Other assets.	3,710

Total assets.	666,793,966

LIABILITIES
Collateral held for loaned securities	62,807,676
Payable for securities purchased	4,944,477
Investment management fees payable.	623,202
Payable to Separate Accounts for Trust shares redeemed	559,487
Distribution fees payable - Class B	124,582
Administrative fees payable	87,348
Trustees’ fees payable	8,116
Accrued expenses.	95,039

Total liabilities.	69,249,927

NET ASSETS	$597,544,039

Net assets were comprised of:
Paid in capital	$685,363,699
Accumulated net investment loss.	(2,239,156)
Accumulated net realized loss	(74,900,496)
Unrealized depreciation on investments and foreign currency translations	(10,680,008)

Net assets	$597,544,039

Class A
Net asset value, offering and redemption price per share, $31,921,557 / 2,796,722 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.41

Class B
Net asset value, offering and redemption price per share, $565,622,482 / 50,393,013 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,008 foreign withholding tax)	$2,121,328
Interest	421,841
Securities lending (net)	192,764

Total income	2,735,933

EXPENSES
Investment management fees	3,631,287
Distribution fees - Class B	716,883
Administrative fees	509,054
Custodian fees	54,892
Printing and mailing expenses	40,514
Professional fees	28,051
Trustees’ fees	2,242
Miscellaneous	13,586

Gross expenses	4,996,509
Less: Fees paid indirectly	(29,855)

Net expenses	4,966,654

NET INVESTMENT LOSS	(2,230,721)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(3,082,889)
Foreign currency transactions	161,953

Net realized loss	(2,920,936)

Change in unrealized depreciation on:
Securities	(89,167,723)
Foreign currency translations	(4,345)

Net change in unrealized depreciation	(89,172,068)

NET REALIZED AND UNREALIZED LOSS	(92,093,004)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(94,323,725)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,230,721)	$(5,018,133)
Net realized gain (loss) on investments and foreign currency transactions	(2,920,936)	82,319,008
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(89,172,068)	14,353,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(94,323,725)	91,653,967

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [666,460 and 1,153,282 shares, respectively]	7,839,370	14,772,479
Capital shares repurchased [(619,737) and (963,783) shares, respectively]	(7,257,387)	(11,746,779)

Total Class A transactions	581,983	3,025,700

Class B
Capital shares sold [7,864,135 and 18,689,328 shares, respectively]	91,319,129	234,165,563
Capital shares repurchased [(8,069,939) and (15,149,320) shares, respectively]	(92,957,413)	(180,946,364)

Total Class B transactions	(1,638,284)	53,219,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,056,301)	56,244,899

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,380,026)	147,898,866
NET ASSETS:
Beginning of period	692,924,065	545,025,199

End of period (a)	$597,544,039	$692,924,065

(a) Includes accumulated net investment loss of	$(2,239,156)	$(8,435)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $77,794,679)	$72,767,929
Unaffiliated Issuers (Amortized Cost $376,057)	376,057
Cash	57,899
Dividends, interest and other receivables	332

Total assets	73,202,217

LIABILITIES
Administrative fees payable	10,940
Distribution fees payable - Class B	4,793
Trustees’ fees payable	128
Accrued expenses	25,732

Total liabilities	41,593

NET ASSETS	$73,160,624

Net assets were comprised of:
Paid in capital	$78,215,404
Accumulated net investment loss	(83,680)
Accumulated undistributed net realized gain	55,650
Unrealized depreciation on investments	(5,026,750)

Net assets	$73,160,624

Class A
Net asset value, offering and redemption price per share, $49,908,771 / 5,063,457 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.86

Class B
Net asset value, offering and redemption price per share, $23,251,853 / 2,361,825 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$5,258

Total income	5,258

EXPENSES
Administrative fees	45,209
Professional fees	25,590
Custodian fees	25,360
Distribution fees - Class B	24,093
Investment management fees	18,536
Printing and mailing expenses	2,080
Trustees’ fees	105
Miscellaneous	2,150

Gross expenses	143,123
Less: Waiver from investment advisor	(54,213)

Net expenses	88,910

NET INVESTMENT LOSS	(83,652)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(222,153)
Net change in unrealized depreciation on securities	(4,660,450)

NET REALIZED AND UNREALIZED LOSS	(4,882,603)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,966,255)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(83,652)	$307,151
Net realized gain (loss) on investments	(222,153)	447,454
Net change in unrealized depreciation on investments	(4,660,450)	(387,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,966,255)	367,516

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(17,843)
Class B	—	(367,981)

	—	(385,824)

Distributions from net realized capital gains
Class A	—	(6,552)
Class B	—	(122,890)

	—	(129,442)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(515,266)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [5,098,698 and 0 shares, respectively]	53,498,468	—
Capital shares issued in reinvestment of dividends and distributions [0 and 2,263 shares, respectively]	—	24,395
Capital shares repurchased [(88,709) and 0 shares, respectively]	(920,090)	—

Total Class A transactions	52,578,378	24,395

Class B
Capital shares sold [1,597,232 and 1,141,904 shares, respectively]	16,409,072	12,655,495
Capital shares issued in reinvestment of dividends and distributions [0 and 45,569 shares, respectively]	—	490,871
Capital shares repurchased [(453,731) and (160,367) shares, respectively]	(4,658,980)	(1,787,428)

Total Class B transactions	11,750,092	11,358,938

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	64,328,470	11,383,333

TOTAL INCREASE IN NET ASSETS	59,362,215	11,235,583
NET ASSETS:
Beginning of period	13,798,409	2,562,826

End of period (a)	$73,160,624	$13,798,409

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(83,680)	$(28)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $73,231,347)	$67,304,829
Unaffiliated Issuers (Amortized Cost $162,191)	162,191
Dividends, interest and other receivables	45

Total assets	67,467,065

LIABILITIES
Overdraft payable	116,984
Administrative fees payable	9,407
Distribution fees payable - Class B	4,451
Trustees’ fees payable	148
Accrued expenses	25,282

Total liabilities	156,272

NET ASSETS	$67,310,793

Net assets were comprised of:
Paid in capital	$73,025,840
Accumulated net investment loss	(85,601)
Accumulated undistributed net realized gain	297,072
Unrealized depreciation on investments	(5,926,518)

Net assets	$67,310,793

Class A
Net asset value, offering and redemption price per share, $45,998,119 / 4,674,986 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.84

Class B
Net asset value, offering and redemption price per share, $21,312,674 / 2,168,597 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$2,708

Total income	2,708

EXPENSES
Administrative fees	44,658
Professional fees	25,593
Custodian fees	25,360
Distribution fees - Class B	24,750
Investment management fees	18,168
Printing and mailing expenses	2,095
Trustees’ fees	109
Miscellaneous	2,073

Gross expenses	142,806
Less: Waiver from investment advisor	(54,533)

Net expenses	88,273

NET INVESTMENT LOSS	(85,565)

REALIZED AND UNREALIZED LOSS
Net realized loss on securities (All realized loss from affiliates)	(131,541)
Net change in unrealized depreciation on securities	(5,376,639)

NET REALIZED AND UNREALIZED LOSS	(5,508,180)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,593,745)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(85,565)	$301,918
Net realized gain (loss) on investments.	(131,541)	688,089
Net change in unrealized depreciation on investments	(5,376,639)	(589,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,593,745)	400,698

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(15,175)
Class B	—	(399,127)

	—	(414,302)

Distributions from net realized capital gains
Class A	—	(7,212)
Class B	—	(187,682)

	—	(194,894)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(609,196)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [4,740,472 and 0 shares, respectively]	50,092,491	—
Capital shares issued in reinvestment of dividends and distributions [0 and 2,047 shares, respectively]	—	22,387
Capital shares repurchased [(118,572) and 0 shares, respectively]	(1,254,397)	—

Total Class A transactions	48,838,094	22,387

Class B
Capital shares sold [924,886 and 1,519,435 shares, respectively]	9,542,737	17,110,231
Capital shares issued in reinvestment of dividends and distributions [0 and 53,667 shares, respectively]	—	586,809
Capital shares repurchased [(325,287) and (206,308) shares, respectively]	(3,359,117)	(2,325,640)

Total Class B transactions	6,183,620	15,371,400

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,021,714	15,393,787

TOTAL INCREASE IN NET ASSETS	49,427,969	15,185,289
NET ASSETS:
Beginning of period	17,882,824	2,697,535

End of period (a)	$67,310,793	$17,882,824

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(85,601)	$(36)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $30,831,785)	$28,055,620
Unaffiliated Issuers (Amortized Cost $40,245)	40,245
Receivable from investment manager	1,085
Dividends, interest and other receivables	17

Total assets	28,096,967

LIABILITIES
Overdraft payable	107,485
Distribution fees payable - Class B	2,957
Trustees’ fees payable	76
Accrued expenses	28,342

Total liabilities	138,860

NET ASSETS	$27,958,107

Net assets were comprised of:
Paid in capital	$30,505,514
Accumulated net investment loss	(44,199)
Accumulated undistributed net realized gain	272,957
Unrealized depreciation on investments	(2,776,165)

Net assets	$27,958,107

Class A
Net asset value, offering and redemption price per share, $13,767,166 / 1,390,893 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.90

Class B
Net asset value, offering and redemption price per share, $14,190,941 / 1,435,499 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$1,019

Total income	1,019

EXPENSES
Administrative fees	30,355
Professional fees	25,513
Custodian fees	24,270
Distribution fees - Class B	15,012
Investment management fees	8,633
Printing and mailing expenses	1,029
Trustees’ fees	53
Miscellaneous	2,064

Gross expenses	106,929
Less: Waiver from investment advisor	(38,988)
Reimbursement from investment manager	(22,746)

Net expenses	45,195

NET INVESTMENT LOSS	(44,176)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	2,333
Net change in unrealized depreciation on securities	(2,537,942)

NET REALIZED AND UNREALIZED LOSS	(2,535,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,579,785)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(44,176)	$136,339
Net realized gain on investments	2,333	382,674
Net change in unrealized depreciation on investments	(2,537,942)	(293,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,579,785)	225,132

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(13,592)
Class B	—	(193,724)

	—	(207,316)

Distributions from net realized capital gains
Class A	—	(5,735)
Class B	—	(70,941)

	—	(76,676)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(283,992)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [1,357,633 and 0 shares, respectively]	14,507,270	—
Capital shares issued in reinvestment of dividends and distributions [0 and 1,740 shares, respectively]	—	19,327
Capital shares repurchased [(19,338) and 0 shares, respectively]	(198,583)	—

Total Class A transactions	14,308,687	19,327

Class B
Capital shares sold [653,331 and 794,679 shares, respectively]	6,801,768	9,057,926
Capital shares issued in reinvestment of dividends and distributions [0 and 23,836 shares, respectively]	—	264,665
Capital shares repurchased [(94,562) and (55,890) shares, respectively]	(987,483)	(643,909)

Total Class B transactions	5,814,285	8,678,682

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,122,972	8,698,009

TOTAL INCREASE IN NET ASSETS	17,543,187	8,639,149
NET ASSETS:
Beginning of period	10,414,920	1,775,771

End of period (a)	$27,958,107	$10,414,920

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(44,199)	$(23)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $14,851,803)	$13,243,416
Unaffiliated Issuers (Amortized Cost $80,585)	80,585
Receivable from investment manager	4,956
Dividends, interest and other receivables	41

Total assets	13,328,998

LIABILITIES
Overdraft payable	48,223
Distribution fees payable - Class B	1,949
Trustees’ fees payable	51
Accrued expenses	24,831

Total liabilities	75,054

NET ASSETS	$13,253,944

Net assets were comprised of:
Paid in capital	$14,682,672
Accumulated net investment loss	(26,696)
Accumulated undistributed net realized gain	206,355
Unrealized depreciation on investments	(1,608,387)

Net assets	$13,253,944

Class A
Net asset value, offering and redemption price per share, $4,005,074 / 410,119 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.77

Class B
Net asset value, offering and redemption price per share, $9,248,870 / 948,205 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.75

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$643

Total income	643

EXPENSES
Professional fees	25,481
Administrative fees	24,792
Custodian fees	23,542
Distribution fees - Class B	10,108
Investment management fees	4,924
Printing and mailing expenses	609
Trustees’ fees	31
Miscellaneous	2,064

Gross expenses	91,551
Less: Waiver from investment advisor	(29,716)
Reimbursement from investment manager	(34,512)

Net expenses	27,323

NET INVESTMENT LOSS	(26,680)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities (All realized gain from affiliates)	380
Net change in unrealized depreciation on securities	(1,356,576)

NET REALIZED AND UNREALIZED LOSS	(1,356,196)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,382,876)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(26,680)	$67,640
Net realized gain on investments	380	406,031
Net change in unrealized depreciation on investments	(1,356,576)	(302,715)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,382,876)	170,956

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(11,597)
Class B	—	(109,846)

	—	(121,443)

Distributions from net realized capital gains
Class A	—	(17,537)
Class B	—	(168,412)

	—	(185,949)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(307,392)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [357,077 and 0 shares, respectively]	3,775,713	—
Capital shares issued in reinvestment of dividends and distributions [0 and 2,629 shares, respectively]	—	29,134
Capital shares repurchased [(304) and 0 shares, respectively]	(3,170)	—

Total Class A transactions	3,772,543	29,134

Class B
Capital shares sold [401,568 and 574,865 shares, respectively]	4,129,772	6,664,583
Capital shares issued in reinvestment of dividends and distributions [0 and 25,142 shares, respectively]	—	278,258
Capital shares repurchased [(43,644) and (106,565) shares, respectively]	(448,572)	(1,255,013)

Total Class B transactions	3,681,200	5,687,828

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,453,743	5,716,962

TOTAL INCREASE IN NET ASSETS	6,070,867	5,580,526
NET ASSETS:
Beginning of period	7,183,077	1,602,551

End of period (a)	$13,253,944	$7,183,077

(a) Includes accumulated net investment loss and overdistributed net investment income of	$(26,696)	$(16)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2008 (Unaudited)(c)	Year Ended December 31,				July 31, 2003* to December 31, 2003 (c)
Class A		2007 (c)	2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$10.90	$10.87	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.47	0.41	0.34	0.38	0.53
Net realized and unrealized gain (loss) on investments	(0.21)	0.18	0.30	(0.04)	0.28	0.06

Total from investment operations	(0.19)	0.65	0.71	0.30	0.66	0.59

Less distributions:
Dividends from net investment income	—	(0.43)	(0.38)	(0.30)	(0.30)	(0.14)
Distributions from net realized gains	—	(0.19)	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	—	(0.62)	(0.53)	(0.41)	(0.31)	(0.14)

Net asset value, end of period	$10.71	$10.90	$10.87	$10.69	$10.80	$10.45

Total return (b)	(1.74)%	6.11%	6.55%	2.78%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,778	$9,015	$4,999	$3,054	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.29%	0.31%	0.32%	0.32%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.37%	4.17%	3.80%	3.17%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	0.18%	3.96%	3.58%	2.95%	3.09%	3.29	%(l)
Portfolio turnover rate	16%	39%	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.04	$0.39

	Six Months Ended June 30, 2008 (Unaudited)(c)	Year Ended December 31,				July 31, 2003* to December 31, 2003 (c)
Class B		2007 (c)	2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$10.90	$10.87	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.45	0.38	0.32	0.35	0.53
Net realized and unrealized gain (loss) on investments	(0.21)	0.17	0.30	(0.05)	0.28	0.05

Total from investment operations	(0.20)	0.62	0.68	0.27	0.63	0.58

Less distributions:
Dividends from net investment income	—	(0.40)	(0.35)	(0.27)	(0.27)	(0.13)
Distributions from net realized gains	—	(0.19)	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	—	(0.59)	(0.50)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$10.70	$10.90	$10.87	$10.69	$10.80	$10.45

Total return (b)	(1.83)%	5.74%	6.37%	2.52%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$917,734	$585,489	$339,978	$217,999	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.54%	0.56%	0.57%	0.57%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.11%	4.02%	3.48%	2.92%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	(0.07)%	3.81%	3.26%	2.70%	2.84%	3.04	%(l)
Portfolio turnover rate	16%	39%	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008 (Unaudited)(c)	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class A		2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$11.59	$11.61	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.01	0.43	0.36	0.30	0.33	0.47
Net realized and unrealized gain (loss) on investments	(0.50)	0.23	0.65	0.09	0.52	0.33

Total from investment operations	(0.49)	0.66	1.01	0.39	0.85	0.80

Less distributions:
Dividends from net investment income	—	(0.42)	(0.36)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	—	(0.26)	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	—	(0.68)	(0.56)	(0.45)	(0.29)	(0.14)

Net asset value, end of period	$11.10	$11.59	$11.61	$11.16	$11.22	$10.66

Total return (b)	(4.23)%	5.73%	9.06%	3.53%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,947	$10,943	$5,544	$3,466	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.28%	0.29%	0.28%	0.29%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.23%	3.58%	3.10%	2.74%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	0.05%	3.39%	2.91%	2.55%	2.71%	6.51	%(l)
Portfolio turnover rate	10%	21%	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.03	$0.18

	Six Months Ended June 30, 2008 (Unaudited)(c)	Year Ended December 31,				July 31, 2003* to December 31, 2003(c)
Class B		2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$11.59	$11.61	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	— #	0.37	0.33	0.27	0.30	0.46
Net realized and unrealized gain (loss) on investments	(0.50)	0.26	0.64	0.09	0.52	0.33

Total from investment operations	(0.50)	0.63	0.97	0.36	0.82	0.79

Less distributions:
Dividends from net investment income	—	(0.39)	(0.32)	(0.22)	(0.25)	(0.13)
Distributions from net realized gains	—	(0.26)	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	—	(0.65)	(0.52)	(0.42)	(0.26)	(0.13)

Net asset value, end of period	$11.09	$11.59	$11.61	$11.16	$11.22	$10.66

Total return (b)	(4.31)%	5.46%	8.78%	3.27%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,372,232	$1,150,399	$809,200	$487,000	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.53%	0.54%	0.53%	0.54%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.02)%	3.07%	2.84%	2.49%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	(0.20)%	2.88%	2.65%	2.30%	2.46%	6.26	%(l)
Portfolio turnover rate	10%	21%	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (k)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008 (Unaudited)(c)	Year Ended December 31,
Class A		2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003 (c)
Net asset value, beginning of period	$17.10	$16.93	$15.88	$15.51	$14.63	$12.54

Income from investment operations:
Net investment income	0.03	0.45	0.39	0.33	0.25	0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.05)	0.65	1.29	0.46	1.06	2.10

Total from investment operations	(1.02)	1.10	1.68	0.79	1.31	2.43

Less distributions:
Dividends from net investment income	—	(0.60)	(0.49)	(0.42)	(0.43)	(0.34)
Distributions from net realized gains	—	(0.33)	(0.14)	—	—	—

Total dividends and distributions	—	(0.93)	(0.63)	(0.42)	(0.43)	(0.34)

Net asset value, end of period	$16.08	$17.10	$16.93	$15.88	$15.51	$14.63

Total return (b)	(5.96)%	6.56%	10.58%	5.06%	8.99%	19.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,284,779	$3,143,322	$3,103,418	$3,052,781	$3,160,074	$3,141,256
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%	0.42%
After waivers, reimbursements and fees paid indirectly (a)	0.10%	0.10%	0.10%	0.10%	0.09%	0.37%
Before waivers, reimbursements and fees paid indirectly (a)	0.27%	0.27%	0.27%	0.27%	0.26%	0.49%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.38%	2.58%	2.36%	2.11%	1.65%	2.42%
After waivers, reimbursements and fees paid indirectly (a)	0.38%	2.58%	2.36%	2.11%	1.66%	2.47%
Before waivers, reimbursements and fees paid indirectly (a)	0.21%	2.41%	2.20%	1.94%	1.49%	2.35%
Portfolio turnover rate	6%	9%	19%	34%	— ‡%	324	%(h)
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.03	$0.03	$0.02	$0.01

	Six Months Ended June 30, 2008 (Unaudited)(c)	Year Ended December 31,
Class B		2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003 (c)
Net asset value, beginning of period	$17.01	$16.84	$15.79	$15.43	$14.55	$12.47

Income from investment operations:
Net investment income	0.01	0.45	0.37	0.27	0.21	0.30

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.05)	0.60	1.26	0.46	1.06	2.08

Total from investment operations	(1.04)	1.05	1.63	0.73	1.27	2.38
Less distributions:
Dividends from net investment income	—	(0.55)	(0.44)	(0.37)	(0.39)	(0.30)
Distributions from net realized gains	—	(0.33)	(0.14)	—	—	—

Total dividends and distributions	—	(0.88)	(0.58)	(0.37)	(0.39)	(0.30)

Net asset value, end of period	$15.97	$17.01	$16.84	$15.79	$15.43	$14.55

Total return (b)	(6.11)%	6.31%	10.34%	4.74%	8.75%	19.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,610,791	$6,289,959	$4,867,869	$3,518,020	$2,341,547	$1,261,402
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%	0.67%
After waivers, reimbursements and fees paid indirectly (a)	0.35%	0.35%	0.35%	0.35%	0.34%	0.62%
Before waivers, reimbursements and fees paid indirectly (a)	0.52%	0.52%	0.52%	0.52%	0.51%	0.74%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.13%	2.57%	2.26%	1.86%	1.40%	2.17%
After waivers, reimbursements and fees paid indirectly (a)	0.13%	2.57%	2.26%	1.86%	1.41%	2.22%
Before waivers, reimbursements and fees paid indirectly (a)	(0.04)%	2.40%	2.09%	1.69%	1.24%	2.10%
Portfolio turnover rate	6%	9%	19%	34%	— ‡%	324	%(h)
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.03	$0.03	$0.02	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,				July 31, 2003* to December 31, 2003
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004(c)
Net asset value, beginning of period	$13.95	$13.89	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.02	0.32	0.32	0.23	0.26	0.09
Net realized and unrealized gain (loss) on investments	(1.27)	0.60	1.52	0.62	1.07	1.17

Total from investment operations	(1.25)	0.92	1.84	0.85	1.33	1.26

Less distributions:
Dividends from net investment income	—	(0.43)	(0.33)	(0.25)	(0.25)	(0.09)
Distributions from net realized gains	—	(0.43)	(0.22)	(0.25)	— #	—

Total dividends and distributions	—	(0.86)	(0.55)	(0.50)	(0.25)	(0.09)

Net asset value, end of period	$12.70	$13.95	$13.89	$12.60	$12.25	$11.17

Total return (b)	(8.96)%	6.68%	14.77%	6.97%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$301,792	$198,686	$100,459	$37,779	$13.194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.27%	0.27%	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.28%	2.20%	2.38%	1.84%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	0.11%	2.03%	2.22%	1.67%	2.04%	5.14	%(l)
Portfolio turnover rate	7%	8%	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.02	$0.02

	Six Months Ended June 30, 2008	Year Ended December 31,				July 31, 2003* to December 31, 2003
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004 (c)
Net asset value, beginning of period	$13.95	$13.89	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	— #	0.26	0.26	0.20	0.23	0.08
Net realized and unrealized gain (loss) on investments	(1.26)	0.62	1.55	0.62	1.07	1.17

Total from investment operations	(1.26)	0.88	1.81	0.82	1.30	1.25

Less distributions:
Dividends from net investment income	—	(0.39)	(0.30)	(0.22)	(0.22)	(0.08)
Distributions from net realized gains	—	(0.43)	(0.22)	(0.25)	— #	—

Total dividends and distributions	—	(0.82)	(0.52)	(0.47)	(0.22)	(0.08)

Net asset value, end of period	$12.69	$13.95	$13.89	$12.60	$12.25	$11.17

Total return (b)	(9.03)%	6.41%	14.48%	6.70%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,943,237	$10,665,262	$6,607,618	$2,956,385	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.52%	0.52%	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.03%	1.83%	1.95%	1.59%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	(0.14)%	1.66%	1.79%	1.42%	1.79%	4.89	%(l)
Portfolio turnover rate	7%	8%	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,				July 31, 2003* to December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$14.68	$14.71	$12.96	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	— #	0.22	0.24	0.19	0.11	0.15
Net realized and unrealized gain (loss) on investments	(1.72)	0.71	2.10	0.84	1.26	1.16

Total from investment operations	(1.72)	0.93	2.34	1.03	1.37	1.31

Less distributions:
Dividends from net investment income	—	(0.40)	(0.30)	(0.24)	(0.18)	(0.05)
Distributions from net realized gains	—	(0.56)	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	—	(0.96)	(0.59)	(0.51)	(0.19)	(0.05)

Net asset value, end of period	$12.96	$14.68	$14.71	$12.96	$12.44	$11.26

Total return (b)	(11.72)%	6.43%	18.22%	8.27%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125,634	$97,742	$51,217	$18,069	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.27%	0.28%	0.29%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.03%	1.41%	1.72%	1.50%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	(0.14)%	1.23%	1.54%	1.31%	0.62%	(2.53	)%(l)
Portfolio turnover rate	10%	10%	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.02	$0.02	$0.03	$0.27

	Six Months Ended June 30, 2008	Year Ended December 31,				July 31, 2003* to December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003(c)
Net asset value, beginning of period	$14.68	$14.71	$12.96	$12.43	$11.26	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	0.18	0.18	0.17	0.08	0.14
Net realized and unrealized gain (loss) on investments	(1.72)	0.71	2.13	0.84	1.25	1.16

Total from investment operations	(1.73)	0.89	2.31	1.01	1.33	1.30

Less distributions:
Dividends from net investment income	—	(0.36)	(0.27)	(0.21)	(0.15)	(0.04)
Distributions from net realized gains	—	(0.56)	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	—	(0.92)	(0.56)	(0.48)	(0.16)	(0.04)

Net asset value, end of period	$12.95	$14.68	$14.71	$12.96	$12.43	$11.26

Total return (b)	(11.78)%	6.16%	17.92%	8.08%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,098,282	$3,038,613	$1,595,326	$609,650	$241,623	$7,807
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.52%	0.53%	0.54%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.22)%	1.17%	1.30%	1.25%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	(0.39)%	1.00%	1.12%	1.06%	0.37%	(2.78	)%(l)
Portfolio turnover rate	10%	10%	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.02	$0.02	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$32.11	$28.78	$27.36	$25.23	$22.45	$16.29

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	0.05	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.75)	3.32	1.42	2.15	2.81	6.17

Total from investment operations	(4.71)	3.36	1.47	2.13	2.78	6.16

Less distributions:
Dividends from net investment income	—	(0.03)	(0.05)	—	—	—

Net asset value, end of period	$27.40	$32.11	$28.78	$27.36	$25.23	$22.45

Total return (b)	(14.67)%	11.69%	5.38%	8.44%	12.38%	37.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,465,061	$2,638,093	$2,332,898	$2,122,576	$2,485,132	$2,141,844
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.77%	0.72%	0.78%	0.73%	0.68%	0.70%
Before fees paid indirectly (a)	0.78%	0.79%	0.80%	0.80%	0.80%	0.77%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.25%	0.14%	0.20%	(0.07)%	(0.12)%	(0.09)%
Before fees paid indirectly (a)	0.24%	0.07%	0.18%	(0.14)%	(0.24)%	(0.16)%
Portfolio turnover rate	40%	87%	90%	96%	111%	119%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$31.56	$28.33	$26.96	$24.91	$22.22	$16.16

Income (loss) from investment operations:
Net investment loss	— #	(0.03)	(0.01)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.66)	3.26	1.38	2.13	2.77	6.12

Total from investment operations	(4.66)	3.23	1.37	2.05	2.69	6.06

Net asset value, end of period	$26.90	$31.56	$28.33	$26.96	$24.91	$22.22

Total return (b)	(14.77)%	11.40%	5.08%	8.23%	12.11%	37.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,213	$244,593	$261,648	$267,802	$258,689	$225,426
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.02%	0.97%	1.03%	0.98%	0.93%	0.95%
Before fees paid indirectly (a)	1.03%	1.04%	1.05%	1.05%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.01)%	(0.10)%	(0.05)%	(0.32)%	(0.37)%	(0.34)%
Before fees paid indirectly (a)	(0.02)%	(0.18)%	(0.07)%	(0.39)%	(0.49)%	(0.41)%
Portfolio turnover rate	40%	87%	90%	96%	111%	119%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$10.38	$10.21	$10.25	$10.43	$10.42	$10.37

Income (loss) from investment operations:
Net investment income	0.24	0.47	0.44	0.36	0.24	0.24
Net realized and unrealized gain (loss) on investments, futures, options, and foreign currency transactions	(0.08)	0.17	(0.04)	(0.16)	0.18	0.18

Total from investment operations	0.16	0.64	0.40	0.20	0.42	0.42

Less distributions:
Dividends from net investment income	(0.24)	(0.47)	(0.44)	(0.38)	(0.26)	(0.25)
Distributions from realized gains	—	—	—	—	(0.15)	(0.12)

Total dividends and distributions	(0.24)	(0.47)	(0.44)	(0.38)	(0.41)	(0.37)

Net asset value, end of period	$10.30	$10.38	$10.21	$10.25	$10.43	$10.42

Total return (b)	1.50%	6.53%	3.96%	2.00%	4.13%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,445,421	$2,088,488	$1,911,399	$1,237,241	$944,330	$431,203
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.71%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.75%	0.71%	0.70%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly (a)	0.75%	0.76%	0.77%	0.78%	0.80%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	4.56%	4.62%	4.31%	3.51%	2.38%	2.23%
After waivers and fees paid indirectly (a)	4.56%	4.62%	4.31%	3.51%	2.38%	2.23%
Before waivers and fees paid indirectly (a)	4.56%	4.57%	4.24%	3.43%	2.28%	2.07%
Portfolio turnover rate	243%	475%	366%	654%	767%	633%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.01	$0.01	$0.01	$0.01	$0.02

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$10.40	$10.20	$10.24	$10.42	$10.41	$10.37

Income (loss) from investment operations:
Net investment income	0.22	0.44	0.41	0.34	0.22	0.20
Net realized and unrealized gain (loss) on investments, futures, options, and foreign currency transactions	(0.08)	0.18	(0.03)	(0.16)	0.18	0.19

Total from investment operations	0.14	0.62	0.38	0.18	0.40	0.39

Less distributions:
Dividends from net investment income	(0.22)	(0.42)	(0.42)	(0.36)	(0.24)	(0.23)
Distributions from realized gains	—	—	—	—	(0.15)	(0.12)

Total dividends and distributions	(0.22)	(0.42)	(0.42)	(0.36)	(0.39)	(0.35)

Net asset value, end of period	$10.32	$10.40	$10.20	$10.24	$10.42	$10.41

Total return (b)	1.38%	6.23%	3.80%	1.74%	3.87%	3.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$879,194	$829,932	$825,182	$806,356	$781,977	$666,007
Ratio of expenses to average net assets:
After waivers (a)	1.00%	0.96%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	1.00%	0.96%	0.95%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly (a)	1.00%	1.01%	1.02%	1.03%	1.05%	1.11%
Ratio of net investment income to average net assets:
After waivers (a)	4.30%	4.37%	4.04%	3.26%	2.13%	1.98%
After waivers and fees paid indirectly (a)	4.30%	4.37%	4.04%	3.26%	2.13%	1.98%
Before waivers and fees paid indirectly (a)	4.30%	4.32%	3.97%	3.18%	2.03%	1.82%
Portfolio turnover rate	243%	475%	366%	654%	767%	633%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.01	$0.01	$0.01	$0.01	$0.02
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003 (c)
Net asset value, beginning of period	$11.14	$11.03	$10.98	$10.78	$10.22	$8.02

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.06)	(0.03)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.05)	1.07	0.59	0.81	1.28	2.35

Total from investment operations	(1.06)	1.01	0.56	0.76	1.23	2.29

Less distributions:
Distributions from net realized gains	—	(0.90)	(0.51)	(0.56)	(0.67)	(0.09)

Net asset value, end of period	$10.08	$11.14	$11.03	$10.98	$10.78	$10.22

Total return (b)	(9.52)%	9.17%	5.39%	7.30%	12.32%	28.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,149	$18,376	$16,808	$15,347	$10,588	$6,376
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.43%	1.43%	1.43%	1.48%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.42%	1.42%	1.38%	1.46%	1.56%	1.59%
Before waivers, reimbursements and fees paid indirectly (a)	1.43%	1.43%	1.43%	1.48%	1.60%	1.68%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.25)%	(0.49)%	(0.34)%	(0.46)%	(0.59)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)	(0.23)%	(0.48)%	(0.28)%	(0.44)%	(0.55)%	(0.68)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.25)%	(0.49%	(0.34)%	(0.46)%	(0.59)%	(0.77)%
Portfolio turnover rate	50%	105%	145%	109%	127%	108%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$—	$0.01

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003 (c)
Net asset value, beginning of period	$10.95	$10.88	$10.86	$10.70	$10.17	$8.01

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.08)	(0.06)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.04)	1.05	0.59	0.79	1.27	2.33

Total from investment operations	(1.06)	0.97	0.53	0.72	1.20	2.25

Less distributions:
Distributions from net realized gains	—	(0.90)	(0.51)	(0.56)	(0.67)	(0.09)

Net asset value, end of period	$9.89	$10.95	$10.88	$10.86	$10.70	$10.17

Total return (b)	(9.68)%	9.04%	5.08%	6.98%	12.09%	28.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$384,715	$415,882	$381,449	$334,012	$270,570	$167,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.68%	1.68%	1.68%	1.73%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.67%	1.63%	1.71%	1.81%	1.84%
Before waivers, reimbursements and fees paid indirectly (a)	1.68%	1.68%	1.68%	1.73%	1.85%	1.93%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.50)%	(0.74)%	(0.59)%	(0.71)%	(0.84)%	(0.94)%
After waivers, reimbursements and fees paid indirectly (a)	(0.48)%	(0.73)%	(0.53)%	(0.69)%	(0.80)%	(0.93)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.50)%	(0.74)%	(0.59)%	(0.71)%	(0.84)%	(1.02)%
Portfolio turnover rate	50%	105%	145%	109%	127%	108%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$—	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003 (c)
Net asset value, beginning of period	$5.34	$5.61	$5.47	$5.75	$5.63	$4.82

Income (loss) from investment operations:
Net investment income.	0.21	0.45	0.42	0.41	0.42	0.42
Net realized and unrealized gain (loss) on investments and foreign currency transactions.	(0.28)	(0.27)	0.14	(0.23)	0.09	0.69

Total from investment operations	(0.07)	0.18	0.56	0.18	0.51	1.11

Less distributions:
Dividends from net investment income	—	(0.45)	(0.42)	(0.46)	(0.39)	(0.30)

Net asset value, end of period	$5.27	$5.34	$5.61	$5.47	$5.75	$5.63

Total return (b)	(1.31)%	3.29%	10.21%	3.26%	9.02%	22.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$953,966	$887,961	$855,156	$770,374	$974,088	$784,005
Ratio of expenses to average net assets (a)	0.75%	0.76%	0.76%	0.76%	0.76%	0.75%
Ratio of net investment income to average net assets (a)	8.13%	7.78%	7.45%	7.08%	7.20%	7.67%
Portfolio turnover rate	82%	108%	103%	116%	78%	66%

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004 (c)	2003 (c)
Net asset value, beginning of period	$5.32	$5.58	$5.44	$5.71	$5.59	$4.79

Income (loss) from investment operations:
Net investment income.	0.21	0.43	0.41	0.39	0.40	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions.	(0.30)	(0.25)	0.13	(0.21)	0.09	0.68

Total from investment operations	(0.09)	0.18	0.54	0.18	0.49	1.08

Less distributions:
Dividends from net investment income	—	(0.44)	(0.40)	(0.45)	(0.37)	(0.28)

Net asset value, end of period	$5.23	$5.32	$5.58	$5.44	$5.71	$5.59

Total return (b)	(1.69)%	3.18%	9.93%	3.13%	8.75%	22.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$913,679	$1,034,629	$1,101,281	$1,043,950	$1,029,570	$823,114
Ratio of expenses to average net assets (a)	1.00%	1.01%	1.01%	1.01%	1.01%	1.00%
Ratio of net investment income to average net assets (a)	7.88%	7.53%	7.20%	6.83%	6.95%	7.42%
Portfolio turnover rate	82%	108%	103%	116%	78%	66%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$16.38	$15.58	$13.03	$12.14	$10.60	$7.93

Income from investment operations:
Net investment income	0.23	0.21	0.11	0.14	0.09	0.05
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(2.08)	1.73	3.20	1.73	1.83	2.69

Total from investment operations	(1.85)	1.94	3.31	1.87	1.92	2.74

Less distributions:
Dividends from net investment income	—	(0.16)	(0.11)	(0.21)	(0.12)	(0.07)
Distributions from realized gains	—	(0.98)	(0.65)	(0.77)	(0.26)	—

Total dividends and distributions	—	(1.14)	(0.76)	(0.98)	(0.38)	(0.07)

Net asset value, end of period	$14.53	$16.38	$15.58	$13.03	$12.14	$10.60

Total return (b)	(11.29)%	12.73%	25.58%	15.74%	18.18%	34.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,978,600	$2,193,441	$1,356,428	$379,616	$238,906	$16,003
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.22%	1.23%	1.28%	1.33%	1.55%	1.55%
After waivers, reimbursements, and fees paid indirectly (a)	1.22%	1.23%	1.27%	1.29%	1.50%	1.48%
Before waivers, reimbursements, and fees paid indirectly (a)	1.22%	1.23%	1.28%	1.33%	1.55%	1.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.11%	1.27%	0.77%	1.13%	0.73%	0.45%
After waivers, reimbursements, and fees paid indirectly (a)	3.11%	1.27%	0.78%	1.17%	0.78%	0.52%
Before waivers, reimbursements, and fees paid indirectly (a)	3.11%	1.27%	0.77%	1.13%	0.73%	0.22%
Portfolio turnover rate	25%	47%	45%	67%	83%	72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$0.02

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$16.35	$15.56	$13.01	$12.12	$10.58	$7.91

Income from investment operations:
Net investment income.	0.22	0.17	0.10	0.11	0.07	0.03
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	(2.09)	1.72	3.17	1.72	1.82	2.69

Total from investment operations	(1.87)	1.89	3.27	1.83	1.89	2.72

Less distributions:
Dividends from net investment income	—	(0.12)	(0.07)	(0.17)	(0.09)	(0.05)
Distributions from realized gains.	—	(0.98)	(0.65)	(0.77)	(0.26)	—

Total dividends and distributions	—	(1.10)	(0.72)	(0.94)	(0.35)	(0.05)

Net asset value, end of period	$14.48	$16.35	$15.56	$13.01	$12.12	$10.58

Total return (b)	(11.44)%	12.39%	25.30%	15.47%	17.91%	34.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$809,542	$905,461	$765,683	$449,400	$336,354	$166,915
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.47%	1.48%	1.53%	1.58%	1.80%	1.80%
After waivers, reimbursements, and fees paid indirectly (a)	1.47%	1.48%	1.52%	1.54%	1.75%	1.73%
Before waivers, reimbursements, and fees paid indirectly (a)	1.47%	1.48%	1.53%	1.58%	1.80%	2.03%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.87%	1.08%	0.67%	0.88%	0.48%	0.20%
After waivers, reimbursements, and fees paid indirectly (a)	2.87%	1.08%	0.68%	0.92%	0.53%	0.27%
Before waivers, reimbursements, and fees paid indirectly (a)	2.87%	1.08%	0.67%	0.88%	0.48%	(0.03)%
Portfolio turnover rate	25%	47%	45%	67%	83%	72%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$11.66	$11.96	$10.79	$10.37	$9.89	$7.73

Income from investment operations:
Net investment income	0.04	0.09	0.08	0.06	0.08	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.57)	0.52	1.40	0.67	0.90	2.17

Total from investment operations	(1.53)	0.61	1.48	0.73	0.98	2.20

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)	(0.03)	(0.13)	(0.04)
Distributions from realized gains	—	(0.83)	(0.24)	(0.28)	(0.37)	—

Total dividends and distributions	—	(0.91)	(0.31)	(0.31)	(0.50)	(0.04)

Net asset value, end of period	$10.13	$11.66	$11.96	$10.79	$10.37	$9.89

Total return (b)	(13.12)%	5.22%	13.84%	7.07%	9.92%	28.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$874,849	$842,193	$598,068	$309,162	$6,932	$5,049
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.10%	1.09%	1.08%	1.08%	1.07%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)	1.10%	1.10%	1.10%	1.15%	1.22%	1.42%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.78%	0.74%	0.73%	0.52%	0.79%	0.42%
After waivers, reimbursements and fees paid indirectly (a)	0.78%	0.74%	0.75%	0.54%	0.82%	0.45%
Before waivers, reimbursements and fees paid indirectly (a)	0.78%	0.74%	0.72%	0.47%	0.67%	0.10%
Portfolio turnover rate	19%	51%	49%	39%	52%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$0.01	$0.01	$0.03

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007(c)	2006(c)	2005(c)	2004	2003
Net asset value, beginning of period	$11.67	$11.96	$10.79	$10.38	$9.89	$7.73

Income from investment operations:
Net investment income	0.03	0.06	0.06	0.03	0.05	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.58)	0.53	1.39	0.66	0.91	2.16

Total from investment operations	(1.55)	0.59	1.45	0.69	0.96	2.17

Less distributions:
Dividends from net investment income	—	(0.05)	(0.04)	— #	(0.10)	(0.01)
Distributions from realized gains	—	(0.83)	(0.24)	(0.28)	(0.37)	—

Total dividends and distributions	—	(0.88)	(0.28)	(0.28)	(0.47)	(0.01)

Net asset value, end of period	$10.12	$11.67	$11.96	$10.79	$10.38	$9.89

Total return (b)	(13.28)%	5.05%	13.56%	6.70%	9.75%	28.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,532	$215,406	$208,296	$185,408	$173,875	$136,178
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.35%	1.34%	1.33%	1.33%	1.32%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	1.35%	1.35%	1.35%	1.40%	1.47%	1.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.52%	0.49%	0.47%	0.27%	0.54%	0.17%
After waivers, reimbursements and fees paid indirectly (a)	0.52%	0.50%	0.49%	0.29%	0.57%	0.20%
Before waivers, reimbursements and fees paid indirectly (a)	0.52%	0.49%	0.47%	0.22%	0.42%	(0.15)%
Portfolio turnover rate	19%	51%	49%	39%	52%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$0.01	$0.01	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)		2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$9.84	$9.96		$10.40	$9.66	$9.03	$6.90

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.01)		(0.03)	(0.05)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.94)	1.13		0.08	0.79	0.64	2.14

Total from investment operations	(0.95)	1.12		0.05	0.74	0.63	2.13

Less distributions:
Distributions from realized gains	—	(1.24)		(0.49)	—	—	—

Net asset value, end of period	$8.89	$9.84		$9.96	$10.40	$9.66	$9.03

Total return (b)	(9.65)%	11.51%		0.44%	7.66%	6.98%	30.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,593	$25,968		$21,104	$17,780	$12,166	$8,168
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%		1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.09%	1.04%		1.08%	1.08%	1.05%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%	1.12%		1.12%	1.13%	1.16%	1.33%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.33)%	(0.12)%		(0.27)%	(0.49)%	(0.23)%	(0.32)%
After waivers, reimbursements and fees paid indirectly (a)	(0.31)%	(0.06)%		(0.25)%	(0.47)%	(0.18)%	(0.29)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.35)%	(0.14)%		(0.28)%	(0.52)%	(0.29)%	(0.55)%
Portfolio turnover rate	33%	77%		48%	42%	53%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$—	#	$— #	$— #	$0.01	$0.01

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)		2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$9.67	$9.83		$10.30	$9.58	$8.99	$6.88

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)		(0.05)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.93)	1.11		0.07	0.79	0.63	2.14

Total from investment operations	(0.95)	1.08		0.02	0.72	0.59	2.11

Less distributions:
Distributions from realized gains	—	(1.24)		(0.49)	—	—	—

Net asset value, end of period	$8.72	$9.67		$9.83	$10.30	$9.58	$8.99

Total return (b)	(9.82)%	11.26%		0.15%	7.52%	6.56%	30.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$343,385	$391,335		$372,653	$362,850	$343,638	$253,326
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%		1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.34%	1.29	%(m)	1.33%	1.33%	1.30%	1.32%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%	1.37%		1.37%	1.38%	1.41%	1.58%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.58)%	(0.37)%		(0.52)%	(0.74)%	(0.48)%	(0.57)%
After waivers, reimbursements and fees paid indirectly (a)	(0.57)%	(0.30)%		(0.50)%	(0.72)%	(0.43)%	(0.54)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.60)%	(0.39)%		(0.53)%	(0.77)%	(0.54)%	(0.80)%
Portfolio turnover rate	33%	77%		48%	42%	53%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss.	$— #	$—	#	$— #	$— #	$0.01	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)		2006 (c)		2005 (c)	2004	2003
Net asset value, beginning of period	$11.79	$12.83		$11.19		$10.99	$10.28	$7.98

Income from investment operations:
Net investment income	0.09	0.19		0.14		0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.67)	0.29		2.05		0.68	1.36	2.43

Total from investment operations	(1.58)	0.48		2.19		0.81	1.49	2.50

Less distributions:
Dividends from net investment income	—	(0.18)		(0.12)		(0.09)	(0.14)	(0.07)
Distributions from realized gains	—	(1.34)		(0.43)		(0.52)	(0.64)	(0.13)

Total dividends and distributions	—	(1.52)		(0.55)		(0.61)	(0.78)	(0.20)

Net asset value, end of period	$10.21	$11.79		$12.83		$11.19	$10.99	$10.28

Total return (b)	(13.40)%	3.88%		19.62%		7.37%	14.71%	31.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,468,077	$1,220,184		$914,471		$309,385	$9,758	$5,999
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.04%	1.07%		1.10%		1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.02%	1.01%		1.06%		1.04%	0.96%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)	1.04%	1.07%		1.10%		1.12%	1.15%	1.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.65%	1.38%		1.12%		1.03%	1.35%	0.92%
After waivers, reimbursements and fees paid indirectly (a)	1.67%	1.44%		1.16%		1.09%	1.49%	0.99%
Before waivers, reimbursements and fees paid indirectly (a)	1.65%	1.38%		1.12%		1.01%	1.30%	0.69%
Portfolio turnover rate	27%	77%		63%		76%	99%	135%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—		$— #	$0.01	$0.02

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)		2006 (c)		2005 (c)	2004	2003
Net asset value, beginning of period	$11.79	$12.83		$11.19		$10.99	$10.28	$7.98

Income from investment operations:
Net investment income	0.08	0.16		0.11		0.09	0.12	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.67)	0.29		2.05		0.69	1.34	2.43

Total from investment operations	(1.59)	0.45		2.16		0.78	1.46	2.48

Less distributions:
Dividends from net investment income	—	(0.15)		(0.09)		(0.06)	(0.11)	(0.05)
Distributions from realized gains	—	(1.34)		(0.43)		(0.52)	(0.64)	(0.13)

Total dividends and distributions	—	(1.49)		(0.52)		(0.58)	(0.75)	(0.18)

Net asset value, end of period	$10.20	$11.79		$12.83		$11.19	$10.99	$10.28

Total return (b)	(13.57)%	3.61%		19.32%		7.10%	14.42%	31.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$636,468	$718,323		$702,312		$526,727	$406,626	$256,460
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.29%	1.32%		1.35%		1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.27%	1.26	%(m)	1.31	%(m)	1.29%	1.21%	1.28%
Before waivers, reimbursements and fees paid indirectly (a)	1.29%	1.32%		1.35%		1.37%	1.40%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.37%	1.12%		0.85%		0.78%	1.10%	0.67%
After waivers, reimbursements and fees paid indirectly (a)	1.39%	1.18%		0.89%		0.84%	1.24%	0.74%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%	1.12%		0.85%		0.76%	1.05%	0.44%
Portfolio turnover rate	27%	77%		63%		76%	99%	135%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—		$— #	$0.01	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$9.13	$9.04	$9.12	$9.63	$8.75	$6.30

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.07)	(0.07)	(0.08)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.95)	1.14	0.96	0.89	1.10	2.58

Total from investment operations	(0.97)	1.07	0.89	0.81	1.04	2.56

Less distributions:
Distributions from net realized gains	—	(0.98)	(0.97)	(1.32)	(0.16)	(0.11)

Net asset value, end of period	$8.16	$9.13	$9.04	$9.12	$9.63	$8.75

Total return (b)	(10.62)%	12.22%	9.83%	8.66%	12.04%	40.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,983	$303,194	$230,585	$223,527	$395,739	$242,059
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.30%	1.30%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.26%	1.27%	1.26%	1.30%	1.25%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.30%	1.30%	1.30%	1.35%	1.35%	1.45%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.64)%	(0.70)%	(0.78)%	(0.89)%	(1.00)%	(0.96)%
After waivers, reimbursements and fees paid indirectly (a)	(0.60)%	(0.67)%	(0.74)%	(0.84)%	(0.90)%	(0.82)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.64)%	(0.70)%	(0.78)%	(0.89)%	(1.00)%	(1.06)%
Portfolio turnover rate	45%	81%	77%	87%	76%	119%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss.	$—	$—	$—	$—	$—	$0.01

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$8.95	$8.90	$9.01	$9.55	$8.70	$6.28

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.09)	(0.09)	(0.10)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.93)	1.12	0.95	0.88	1.10	2.58

Total from investment operations	(0.96)	1.03	0.86	0.78	1.01	2.53

Less distributions:
Distributions from net realized gains	—	(0.98)	(0.97)	(1.32)	(0.16)	(0.11)

Net asset value, end of period	$7.99	$8.95	$8.90	$9.01	$9.55	$8.70

Total return (b)	(10.73)%	11.97%	9.62%	8.41%	11.76%	40.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$478,238	$554,500	$543,139	$498,431	$468,973	$334,622
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.55%	1.55%	1.55%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.51%	1.52%	1.51%	1.55%	1.50%	1.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.55%	1.55%	1.55%	1.60%	1.60%	1.70%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.89)%	(0.96)%	(1.03)%	(1.14)%	(1.25)%	(1.21)%
After waivers, reimbursements and fees paid indirectly (a)	(0.85)%	(0.93)%	(0.99)%	(1.09)%	(1.15)%	(1.07)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.89)%	(0.96)%	(1.03)%	(1.14)%	(1.25)%	(1.31)%
Portfolio turnover rate	45%	81%	77%	87%	76%	119%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$—	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)		2005 (c)	2004	2003
Net asset value, beginning of period	$9.19	$10.03	$9.74		$11.48	$10.50	$7.49

Income from investment operations:
Net investment income.	0.02	0.02	0.03		0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.64)	— #	1.41		0.83	1.60	3.06

Total from investment operations	(0.62)	0.02	1.44		0.84	1.61	3.07

Less distributions:
Dividends from net investment income	—	—	(0.02)		—	—	—
Distributions from realized gains	—	(0.86)	(1.13)		(2.58)	(0.63)	(0.06)

Total dividends and distributions	—	(0.86)	(1.15)		(2.58)	(0.63)	(0.06)

Net asset value, end of period	$8.57	$9.19	$10.03		$9.74	$11.48	$10.50

Total return (b)	(6.75)%	0.31%	15.08%		7.61%	15.47%	40.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,073	$535,842	$387,990		$319,455	$842,150	$546,951
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.29%	1.29%	1.31%		1.29%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.28%	1.28%	1.30%		1.24%	1.29%	1.27%
Before waivers, reimbursements and fees paid indirectly (a)	1.29%	1.29%	1.31%		1.29%	1.35%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.36%	0.17%	0.24%		0.04%	0.02%	0.01%
After waivers, reimbursements and fees paid indirectly (a)	0.37%	0.17%	0.25%		0.09%	0.08%	0.09%
Before waivers, reimbursements and fees paid indirectly (a)	0.36%	0.17%	0.24%		0.04%	0.02%	(0.05)%
Portfolio turnover rate	21%	60%	67%		58%	61%	63%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—		$—	$—	$0.01

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007(c)	2006(c)		2005(c)	2004	2003
Net asset value, beginning of period	$9.01	$9.87	$9.61		$11.39	$10.45	$7.47

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	—	#	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.61)	0.01	1.39		0.82	1.59	3.05

Total from investment operations	(0.61)	—	1.39		0.80	1.57	3.04

Less distributions:
Distributions from realized gains.	—	(0.86)	(1.13)		(2.58)	(0.63)	(0.06)

Net asset value, end of period	$8.40	$9.01	$9.87		$9.61	$11.39	$10.45

Total return (b)	(6.77)%	0.10%	14.75%		7.29%	15.16%	40.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$465,365	$539,894	$599,824		$510,799	$498,370	$321,345
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.54%	1.54%	1.56	%(m)	1.54%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.53%	1.53%	1.55%		1.49%	1.54%	1.52%
Before waivers, reimbursements and fees paid indirectly (a)	1.54%	1.54%	1.56	%(m)	1.54%	1.60%	1.66%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	0.10%	(0.09)%	(0.02)%		(0.21)%	(0.23)%	(0.24)%
After waivers, reimbursements and fees paid indirectly (a)	0.12%	(0.08)%	(0.01)%		(0.16)%	(0.17)%	(0.16)%
Before waivers, reimbursements and fees paid indirectly (a)	0.10%	(0.09)%	(0.02)%		(0.21)%	(0.23)%	(0.30)%
Portfolio turnover rate	21%	60%	67%		58%	61%	63%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—		$—	$—	$0.01

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	January 22, 2008* to June 30, 2008 (Unaudited)(c)
Net asset value, beginning of period	$7.61

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments and foreign currency transactions.	0.08

Total from investment operations	0.06

Less distributions:
Distributions from realized gains	—

Net asset value, end of period	$7.67

Total return (b)	0.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$349,301
Ratio of expenses to average net assets:
After fees paid indirectly	1.19%
Before fees paid indirectly	1.28%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.71)%
Before fees paid indirectly	(0.80)%
Portfolio turnover rate	52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss.	$—

	Six Months Ended June 30, 2008		Year Ended December 31,
Class B	(Unaudited)(c)		2007 (c)	2006 (c)	2005 (c)	2004	2003 (c)
Net asset value, beginning of period	$8.91		$9.52	$8.76	$8.28	$7.36		$5.98

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.02)	(0.07)	(0.07)	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.21)		0.33	0.95	0.70	0.99		1.45

Total from investment operations	(1.25)		0.31	0.88	0.63	0.92		1.38

Less distributions:
Distributions from realized gains	—		(0.92)	(0.12)	(0.15)	—		—

Net asset value, end of period	$7.66		$8.91	$9.52	$8.76	$8.28		$7.36

Total return (b)	(14.03)%		3.60%	10.26%	7.55%	12.50%		23.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,301		$392,037	$277,810	$176,610	$93,964		$83,897
Ratio of expenses to average net assets:
After waivers	1.53	%(m)	1.47%	1.30%	1.30%	1.30%		1.29%
After waivers and fees paid indirectly	1.44	%(m)	1.27%	1.30%	1.30%	1.30%		1.29%
Before waivers and fees paid indirectly	1.53	%(m)	1.54%	1.39%	1.37%	1.43%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers	(1.02)%		(0.39)%	(0.77)%	(0.85)%	(0.89)%		(1.03)%
After waivers and fees paid indirectly	(0.94)%		(0.19)%	(0.77)%	(0.85)%	(0.89)%		(1.03)%
Before waivers and fees paid indirectly	(1.02)%		(0.46)%	(0.85)%	(0.92)%	(1.02)%		(1.03)%
Portfolio turnover rate	52%		177%	279%	273%	199%		85%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$0.01	$0.01	$0.01	$0.01	$	**

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)		2006		2005 (c)	2004	2003
Net asset value, beginning of period	$11.23	$13.70		$13.37		$14.02	$13.29	$9.76

Income (loss) from investment operations:
Net investment income	0.02	0.10		0.07		0.06	0.07	0.10
Net realized and unrealized gain (loss) on investments	(1.30)	(1.42)		2.09		0.61	2.20	3.55

Total from investment operations	(1.28)	(1.32)		2.16		0.67	2.27	3.65

Less distributions:
Dividends from net investment income	—	(0.07)		(0.08)		(0.06)	(0.05)	(0.06)
Distributions from realized gains.	—	(1.08)		(1.75)		(1.26)	(1.49)	(0.06)

Total dividends and distributions	—	(1.15)		(1.83)		(1.32)	(1.54)	(0.12)

Net asset value, end of period	$9.95	$11.23		$13.70		$13.37	$14.02	$13.29

Total return	(11.40)%	(9.62)%		16.38%		4.94%	17.45%	37.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$333,291	$628,684		$577,637		$523,308	$281,509	$177,723
Ratio of expenses to average net assets:
After waivers	1.22%	1.07	%(m)	0.85	%(m)	0.79%	0.80%	0.85%
After waivers and fees paid indirectly	1.19%	1.06%		0.77	%(m)	0.70%	0.61%	0.75%
Before waivers and fees paid indirectly	1.22%	1.10%		0.85	%(m)	0.79%	0.80%	0.85%
Ratio of net investment income to average net assets:
After waivers	0.29%	0.71%		0.40	%(m)	0.37%	0.37%	0.70%
After waivers and fees paid indirectly	0.32%	0.72%		0.47	%(m)	0.46%	0.56%	0.80%
Before waivers and fees paid indirectly	0.29%	0.68%		0.40	%(m)	0.37%	0.37%	0.70%
Portfolio turnover rate	31%	103%		114%		90%	96%	69%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#	$—		$—	$—	$—

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)		2006		2005 (c)	2004	2003(c)
Net asset value, beginning of period	$11.24	$13.71		$13.38		$14.02	$13.30	$9.77

Income (loss) from investment operations:
Net investment income	— #	0.07		0.03		0.03	0.03	0.06
Net realized and unrealized gain (loss) on investments	(1.30)	(1.42)		2.09		0.62	2.19	3.57

Total from investment operations	(1.30)	(1.35)		2.12		0.65	2.22	3.63

Less distributions:
Dividends from net investment income	—	(0.04)		(0.04)		(0.03)	(0.01)	(0.04)
Distributions from realized gains	—	(1.08)		(1.75)		(1.26)	(1.49)	(0.06)

Total dividends and distributions	—	(1.12)		(1.79)		(1.29)	(1.50)	(0.10)

Net asset value, end of period	$9.94	$11.24		$13.71		$13.38	$14.02	$13.30

Total return	(11.57)%	(9.84)%		16.07%		4.75%	17.06%	37.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$781,922	$980,945		$1,326,859		$1,153,566	$1,042,729	$689,540
Ratio of expenses to average net assets:
After waivers	1.47%	1.32	%(m)	1.10	%(m)	1.04%	1.05%	1.10%
After waivers and fees paid indirectly	1.44%	1.31	%(m)	1.02	%(m)	0.95%	0.86%	1.00%
Before waivers and fees paid indirectly	1.47%	1.35	%(m)	1.10	%(m)	1.04%	1.05%	1.10%
Ratio of net investment income to average net assets:
After waivers	0.04%	0.48%		0.15	%(m)	0.12%	0.12%	0.45%
After waivers and fees paid indirectly	0.08%	0.50%		0.22	%(m)	0.21%	0.31%	0.55%
Before waivers and fees paid indirectly	0.04%	0.46%		0.15	%(m)	0.12%	0.12%	0.45%
Portfolio turnover rate	31%	103%		114%		90%	96%	69%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#	$—		$—	$—	$—
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2008	Year Ended December 31,
Class A	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$13.18	$11.12	$10.34	$9.26	$8.87	$5.76

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.08)	(0.07)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.74)	2.14	0.85	1.16	0.50	3.38

Total from investment operations	(1.77)	2.06	0.78	1.08	0.45	3.33

Less distributions:
Distributions from realized gains	—	—	—	—	(0.06)	(0.22)

Net asset value, end of period	$11.41	$13.18	$11.12	$10.34	$9.26	$8.87

Total return (b)	(13.43)%	18.53%	7.54%	11.54%	5.25%	58.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,922	$36,248	$28,469	$27,263	$25,939	$9,303
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.41%	1.42%	1.43%	1.42%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.40%	1.41%	1.39%	1.36%	1.50%	1.45%
Before waivers, reimbursements and fees paid indirectly (a)	1.41%	1.42%	1.43%	1.42%	1.60%	2.03%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.51)%	(0.63)%	(0.72)%	(0.91)%	(0.80)%	(1.35)%
After waivers, reimbursements and fees paid indirectly (a)	(0.50)%	(0.62)%	(0.69)%	(0.85)%	(0.70)%	(1.20)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.51)%	(0.63)%	(0.72)%	(0.91)%	(0.80)%	(1.78)%
Portfolio turnover rate	73%	132%	163%	148%	160%	169%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$—	$0.02

	Six Months Ended June 30, 2008	Year Ended December 31,
Class B	(Unaudited)(c)	2007 (c)	2006 (c)	2005 (c)	2004	2003
Net asset value, beginning of period	$12.98	$10.98	$10.23	$9.19	$8.82	$5.74

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.11)	(0.10)	(0.10)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.72)	2.11	0.85	1.14	0.49	3.36

Total from investment operations	(1.76)	2.00	0.75	1.04	0.43	3.30

Less distributions:
Distributions from realized gains	—	—	—	—	(0.06)	(0.22)

Net asset value, end of period	$11.22	$12.98	$10.98	$10.23	$9.19	$8.82

Total return (b)	(13.56)%	18.21%	7.33%	11.20%	5.05%	57.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$565,622	$656,676	$516,556	$507,474	$486,608	$113,251
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.66%	1.67%	1.68%	1.67%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.65%	1.66%	1.64%	1.61%	1.75%	1.70%
Before waivers, reimbursements and fees paid indirectly (a)	1.66%	1.67%	1.68%	1.67%	1.85%	2.28%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.76)%	(0.88)%	(0.97)%	(1.16)%	(1.05)%	(1.60)%
After waivers, reimbursements and fees paid indirectly (a)	(0.75)%	(0.87)%	(0.94)%	(1.10)%	(0.95)%	(1.45)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.76)%	(0.88)%	(0.97)%	(1.16)%	(1.05)%	(2.03)%
Portfolio turnover rate	73%	132%	163%	148%	160%	169%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$—	$—	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.85		$10.54		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.26		0.23
Net realized and unrealized gain (loss) on investments	(0.97)		$0.53		0.56

Total from investment operations	(0.99)		$0.79		0.79

Less distributions:
Dividends from net investment income	—		(0.35)		(0.25)
Distributions from net realized gains	—		$(0.13)		—	#

Total dividends and distributions	—		(0.48)		(0.25)

Net asset value, end of period	$9.86		$10.85		$10.54

Total return (b)	(9.12)%		7.49%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,909		$580		$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)	0.47%		1.81%		7.98	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.32)%		2.37%		6.68	%(l)
Before waivers and reimbursements (a)	(0.44)%		0.91%		(1.66	)%(l)
Portfolio turnover rate	14%		12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$0.16		$0.29

Class B	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.85		$10.54		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		0.46		0.39
Net realized and unrealized gain (loss) on investments	(0.98)		0.30		0.39

Total from investment operations	(1.01)		0.76		0.78

Less distributions:
Dividends from net investment income	—		(0.32)		(0.24)
Distributions from net realized gains	—		(0.13)		—	#

Total dividends and distributions	—		(0.45)		(0.24)

Net asset value, end of period	$9.84		$10.85		$10.54

Total return (b)	(9.31)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,252		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)	0.72	%(m)	2.06	%(m)	8.23	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.57)%		4.12%		11.01	%(l)
Before waivers and reimbursements (a)	(1.02)%		2.72%		3.72	%(l)
Portfolio turnover rate	14%		12%		3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.16		$0.26

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$11.02		$10.65		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.21		0.19
Net realized and unrealized gain (loss) on investments	(1.16)		0.60		0.68

Total from investment operations	(1.18)		0.81		0.87

Less distributions:
Dividends from net investment income	—		(0.30)		(0.22)
Distributions from net realized gains	—		(0.14)		—	#

Total dividends and distributions	—		(0.44)		(0.22)

Net asset value, end of period	$9.84		$11.02		$10.65

Total return (b)	(10.71)%		7.62%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,998		$585		$544
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)	0.48%		1.51%		7.39	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.33)%		1.86%		5.55	%(l)
Before waivers and reimbursements (a)	(0.46)%		0.69%		(2.33	)%(l)
Portfolio turnover rate	9%		15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01		$0.13		$0.27

Class B	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$11.02		$10.65		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		0.35		0.31
Net realized and unrealized gain (loss) on investments	(1.16)		0.43		0.55

Total from investment operations	(1.19)		0.78		0.86

Less distributions:
Dividends from net investment income	—		(0.27)		(0.21)
Distributions from net realized gains	—		(0.14)		—	#

Total dividends and distributions	—		(0.41)		(0.21)

Net asset value, end of period	$9.83		$11.02		$10.65

Total return (b)	(10.80)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,313		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)	0.73	%(m)	1.76	%(m)	7.64	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.59)%		3.10%		8.86	%(l)
Before waivers and reimbursements (a)	(1.03)%		2.03%		2.18	%(l)
Portfolio turnover rate	9%		15%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.12		$0.24

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$11.21		$10.76		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.17		0.16
Net realized and unrealized gain (loss) on investments	(1.29)		0.66		0.78

Total from investment operations	(1.31)		0.83		0.94

Less distributions:
Dividends from net investment income	—		(0.27)		(0.18)
Distributions from net realized gains	—		(0.11)		—	#

Total dividends and distributions	—		(0.38)		(0.18)

Net asset value, end of period	$9.90		$11.21		$10.76

Total return (b)	(11.69)%		7.75%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,767		$589		$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)	0.80%		2.48%		9.66	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.33)%		1.48%		4.50	%(l)
Before waivers and reimbursements (a)	(0.79)%		(0.64)%		(4.99	)%(l)
Portfolio turnover rate	3%		6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.24		$0.33

Class B	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$11.21		$10.76		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		0.29		0.19
Net realized and unrealized gain (loss) on investments	(1.29)		0.51		0.74

Total from investment operations	(1.32)		0.80		0.93

Less distributions:
Dividends from net investment income	—		(0.24)		(0.17)
Distributions from net realized gains	—		(0.11)		—	#

Total dividends and distributions	—		(0.35)		(0.17)

Net asset value, end of period	$9.89		$11.21		$10.76

Total return (b)	(11.78)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,191		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)	1.05	%(m)	2.73	%(m)	9.91	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.59)%		2.54%		5.42	%(l)
Before waivers and reimbursements (a)	(1.42)%		0.53%		(3.77	)%(l)
Portfolio turnover rate	3%		6%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04		$0.23		$0.32

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$11.16		$10.86		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		0.13		0.12
Net realized and unrealized gain (loss) on investments	(1.37)		0.74		0.89

Total from investment operations	(1.39)		0.87		1.01

Less distributions:
Dividends from net investment income	—		(0.23)		(0.15)
Distributions from net realized gains	—		(0.34)		—	#

Total dividends and distributions	—		(0.57)		(0.15)

Net asset value, end of period	$9.77		$11.16		$10.86

Total return (b)	(12.46)%		8.09%		10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,005		$595		$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)	1.43%		2.91%		10.59	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.34)%		1.13%		3.47	%(l)
Before waivers and reimbursements (a)	(1.42)%		(1.42)%		(6.92	)%(l)
Portfolio turnover rate	3%		23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.06		$0.29		$0.36

Class B	Six Months Ended June 30, 2008 (Unaudited) (c)		Year Ended December 31, 2007 (c)		August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$11.16		$10.86		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		0.21		0.18
Net realized and unrealized gain (loss) on investments	(1.38)		0.63		0.82

Total from investment operations	(1.41)		0.84		1.00

Less distributions:
Dividends from net investment income	—		(0.20)		(0.14)
Distributions from net realized gains	—		(0.34)		—	#

Total dividends and distributions	—		(0.54)		(0.14)

Net asset value, end of period	$9.75		$11.16		$10.86

Total return (b)	(12.63)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,249		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)	1.68	%(m)	3.16	%(m)	10.84	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	(0.59)%		1.78%		5.06	%(l)
Before waivers and reimbursements (a)	(1.94)%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	3%		23%		7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.07		$0.29		$0.36

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of operations.

**	Prior to December 31, 2004, these ratios and per share amounts were not provided.

#	Per share amount is less than $0.01.

‡	Amount is less than 1%.

(a)	Ratios for periods less than one year are annualized.

(b)	Total returns for periods less than one year are not annualized.

(c)	Net investment income and capital changes are based on average shares outstanding.

(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. The information from October 1, 2004 through July 6, 2007 is that of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.

(h)	Reflects purchases and sales from change in investment strategy.

(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.

(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.

(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.

(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

(m)	Reflects overall fund ratios for investment income and non-class specific expense.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

Note 1   Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eleven diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Multimanager Health Care Portfolio, Multimanager Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. The AXA Equitable 401(k) Plan is the primary shareholder of Class A shares for the Multimanager Health Care Portfolio, Multimanager Large Cap Growth Portfolio and Multimanager Technology Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), ClearBridge Advisors, LLC, Legg Mason Capital Management, Inc. and Marsico Capital Management, LLC (“Marsico”)) — Long-term growth of capital.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc. and Pacific Investment Management Company LLC (“PIMCO”) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Health Care Portfolio (advised by Invesco Aim Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington Management”)) — Long-term growth of capital.

Multimanager High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) — High total return through a combination of current income and capital appreciation.

Multimanager International Equity Portfolio (advised by AllianceBernstein, JPMorgan Investment Management Inc. and Marsico) — Long-term growth of capital.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

Multimanager Large Cap Growth Portfolio (advised by RCM, T. Rowe Price Associates, Inc. and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC and MFS Investment Management) — Long-term growth of capital.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc. (“Provident”)) — Long-term growth of capital.

Multimanager Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management) — Long-term growth of capital.

Multimanager Small Cap Growth Portfolio (advised by Eagle Asset Management, Inc. and Wells Capital Management Inc. — Long-term growth of capital.

Multimanager Small Cap Value Portfolio (advised by Franklin Advisory Services, LLC and Lazard Asset Management LLC) — Long-term growth of capital.

Multimanager Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington Management) — Long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (“ADR”) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities—at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2007 and December 31, 2006, were as follows:

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$21,368,434	$8,673,731	$—	$8,204,533	$12,155,165	$3,007,958	$76,320	$2,949,477
AXA Conservative- Plus Allocation	37,710,012	21,933,958	30,000	25,692,644	23,932,435	10,520,989	16,455	11,553,038
AXA Moderate Allocation	298,600,094	52,620,672	—	281,484,720	209,595,866	63,678,763	—	116,750,510
AXA Moderate-Plus Allocation	287,282,601	287,860,350	—	460,742,283	149,622,454	72,286,531	—	153,937,136
AXA Aggressive Allocation	73,945,478	100,301,029	—	164,086,702	33,235,844	20,875,656	—	46,796,225
Multimanager Aggressive Equity	2,642,629	—	456,432	—	4,141,455	—	—	—
Multimanager Core Bond	125,976,717	—	2,620,754	3,011,991	101,560,686	—	473,929	—
Multimanager Health Care	14,562,365	18,427,218	2,912,273	1,502,977	3,969,662	14,070,779	2,467,161	2,944,577
Multimanager High Yield	147,966,792	—	1,728,137	—	132,414,346	—	374,241	—
Multimanager International Equity	95,478,324	101,354,141	31,129,819	18,971,707	39,348,707	55,089,392	8,287,249	16,695,808
Multimanager Large Cap Core Equity	32,902,483	41,565,481	2,563,155	—	5,791,436	14,138,188	3,345,257	10,206,029
Multimanager Large Cap Growth	5,929,173	41,310,199	51,863	—	—	18,677,022	—	2,840,491
Multimanager Large Cap Value	111,537,136	106,635,518	1,415,383	3,343,040	41,096,678	22,757,958	6,670,591	9,149,048
Multimanager Mid Cap Growth	—	83,221,222	3,069,989	4,100,311	3,770,863	72,553,535	—	10,553,731
Multimanager Mid Cap Value	13,148,254	80,529,778	560,811	11,960,386	16,167,835	85,244,158	1,654,344	11,531,340

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

	Year Ended December 31, 2007				Year Ended December 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Multimanager Small Cap Growth	$24,310,615	$12,226,903	$2,369,788	$101,427	$3,441,458	$—	$—	$—
Multimanager Small Cap Value	70,233,923	86,605,208	—	3,389,593	100,859,888	120,661,743	21,128,937	26,467,155
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	443,794	71,472	—	280,687	56,527	—	617	37,850
Target 2025 Allocation	474,399	134,797	—	431,133	51,088	—	907	46,858
Target 2035 Allocation	235,561	48,431	—	271,474	26,415	—	3,119	32,462
Target 2045 Allocation	145,251	162,141	—	206,051	21,553	—	3,605	36,104

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2008, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
Multimanager Aggressive Equity	$153,558
Multimanager Health Care	31,065
Multimanager International Equity	1,491
Multimanager Large Cap Core Equity	15,059
Multimanager Large Cap Growth	23,527
Multimanager Large Cap Value	224,652
Multimanager Mid Cap Growth	152,394
Multimanager Mid Cap Value	67,281
Multimanager Small Cap Growth	225,049
Multimanager Small Cap Value	206,164
Multimanager Technology	29,855

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2008, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2   Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2008, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
Multimanager Health Care	1.200	1.150	1.125	1.100	1.075
Multimanager International Equity	1.050	1.000	0.975	0.950	0.925
Multimanager Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
Multimanager Large Cap Growth	0.900	0.850	0.825	0.800	0.775
Multimanager Large Cap Value	0.900	0.850	0.825	0.800	0.775
Multimanager Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
Multimanager Mid Cap Value	1.100	1.050	1.025	1.000	0.975
Multimanager Small Cap Growth	1.050	1.000	0.975	0.950	0.925
Multimanager Small Cap Value	1.050	1.000	0.975	0.950	0.925
Multimanager Technology	1.200	1.150	1.125	1.100	1.075

	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3   Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space,

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust shall pay to AXA Equitable an annual fee in accordance with the following schedule:

(i) $35,000 for each Portfolio and for each multi-advised Portfolio, each “sleeve” of the multi-advised Portfolio; and

(ii) With respect to all Portfolios except the Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150 of 1% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125 of 1% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100 of 1% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the Allocation Portfolios and Target Allocation Portfolios: 0.150 of 1% of total average net assets of the Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios).

The foregoing calculations are based on the average daily net assets of the Trust as described. The fees will be computed, billed and payable monthly.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4   Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5   Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. This limitation will be in effect at least until April 30, 2009. The Trust’s Class A shares are not subject to such fees.

Note 6   Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2009 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
Multimanager Core Bond	0.75%
Multimanager Health Care	1.60%
Multimanager International Equity	1.55%
Multimanager Large Cap Core Equity	1.10%
Multimanager Large Cap Growth	1.10%
Multimanager Large Cap Value	1.10%
Multimanager Mid Cap Growth	1.35%
Multimanager Mid Cap Value	1.35%
Multimanager Small Cap Growth	1.30%
Multimanager Small Cap Value	1.30%
Multimanager Technology	1.60%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

During the six months ended June 30, 2008, the Manager received $164,205 in recoupment for all of the Portfolios within the Trust. These recoupments in excess of waivers during the six months are presented as Recoupment Fees in the Statement of Operations. At June 30, 2008, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through			2011	Total Eligible for Reimbursement
Portfolios:	2008	2009	2010
AXA Conservative Allocation	$224,042	$618,709	$1,007,400	$785,756	$2,635,907
AXA Conservative-Plus Allocation	392,377	1,196,229	1,828,927	1,220,493	4,638,026
AXA Moderate Allocation	5,189,854	11,899,559	14,811,005	8,061,731	39,962,149
AXA Moderate-Plus Allocation	1,984,490	7,678,378	14,795,509	9,146,995	33,605,372
AXA Aggressive Allocation	457,390	1,843,837	4,142,198	2,676,986	9,120,411
Multimanager Core Bond	784,983	1,606,496	1,435,547	19,705	3,846,731
Multimanager Large Cap Core Equity	—	—	—	7,839	7,839
Multimanager Large Cap Growth	34,410	63,008	73,575	39,909	210,902
Target 2015 Allocation	—	40,611	108,122	54,213	202,946
Target 2025 Allocation	—	40,627	106,806	54,533	201,966
Target 2035 Allocation	—	40,740	113,404	61,734	215,878
Target 2045 Allocation	—	40,673	100,020	64,228	204,921

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.55% to 0.80%
AXA Conservative-Plus Allocation	0.60% to 0.85%
AXA Moderate Allocation	0.65% to 0.90%
AXA Moderate-Plus Allocation	0.70% to 0.95%
AXA Aggressive Allocation	0.80% to 1.05%
Target 2015 Allocation	0.40% to 0.65%
Target 2025 Allocation	0.40% to 0.65%
Target 2035 Allocation	0.40% to 0.65%
Target 2045 Allocation	0.40% to 0.65%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.65% to 0.90%	0.90% to 1.15%
AXA Conservative-Plus Allocation	0.70% to 0.95%	0.95% to 1.20%
AXA Moderate Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate-Plus Allocation	0.80% to 1.05%	1.05% to 1.30%
AXA Aggressive Allocation	0.90% to 1.15%	1.15% to 1.40%
Target 2015 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2025 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2035 Allocation	0.75% to 1.00%	1.00% to 1.25%
Target 2045 Allocation	0.75% to 1.00%	1.00% to 1.25%

Absent the Expense Limitation Agreement of the Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.84% to 1.09%	1.09% to 1.34%
AXA Conservative-Plus Allocation	0.88% to 1.13%	1.13% to 1.38%
AXA Moderate Allocation	0.92% to 1.17%	1.17% to 1.42%
AXA Moderate-Plus Allocation	0.97% to 1.22%	1.22% to 1.47%
AXA Aggressive Allocation	1.07% to 1.32%	1.32% to 1.57%
Target 2015 Allocation	0.87% to 1.12%	1.12% to 1.37%
Target 2025 Allocation	0.88% to 1.13%	1.13% to 1.38%
Target 2035 Allocation	1.20% to 1.45%	1.45% to 1.70%
Target 2045 Allocation	1.83% to 2.08%	2.08% to 2.33%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 7   Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2008, the total amount deferred by the Trustees participating in the Plan was $506,954.

Note 8   Percentage of Ownership by Affiliated Portfolios

At June 30, 2008, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
Multimanager Aggressive Equity	0.05%
Multimanager Health Care	—	#
Multimanager International Equity	0.03
Multimanager Large Cap Core Equity.	0.06
Multimanager Large Cap Growth	0.03
Multimanager Large Cap Value	0.01
Multimanager Mid Cap Growth	0.02
Multimanager Mid Cap Value	0.03
Multimanager Small Cap Value	0.02
Multimanager Technology	0.04

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio and the Crossings Portfolios of the EQ Advisors Trust, entities also advised by AXA Equitable, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, the Crossings Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2008.

Portfolios:	All Asset Allocation
Multimanager Aggressive Equity	0.30%
Multimanager Core Bond	0.47
Multimanager High Yield	0.19
Multimanager International Equity	0.29
Multimanager Large Cap Core Equity	1.54
Multimanager Large Cap Value	0.62
Multimanager Mid Cap Growth	0.36
Multimanager Mid Cap Value	0.60
Multimanager Small Cap Growth	0.87
Multimanager Small Cap Value	0.03

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	Crossings Conservative Allocation		Crossings Conservative- Plus Allocation		Crossings Moderate Allocation		Crossings Moderate- Plus Allocation	Crossings Aggressive Allocation
Multimanager High Yield	—	%#	—	%#	—	%#	—%	—%
# Percentage of ownership is less than 0.005%.

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/AllianceBernstein Quality Bond	0.83%		1.54%		43.15%		13.08%	2.10%
EQ/AllianceBernstein Value	0.35		0.95		7.37		12.31	4.61
EQ/BlackRock Basic Value Equity	0.76		2.23		20.83		30.00	9.99
EQ/BlackRock International Value	0.27		0.95		8.24		19.23	10.20
EQ/Davis New York Venture	0.84		2.95		20.67		29.64	15.55
EQ/Evergreen International Bond	5.30		6.97		46.85		—	—
EQ/Franklin Small Cap Value	—		4.17		21.88		34.61	16.83
EQ/GAMCO Small Company Value	—		1.41		11.39		13.53	6.22
EQ/International Core PLUS	0.43		1.47		13.09		20.27	7.58
EQ/JPMorgan Core Bond	0.76		1.12		4.46		7.07	1.17
EQ/Long Term Bond	7.23		8.04		31.33		38.31	—
EQ/Marsico Focus	0.59		1.56		12.77		20.35	7.85
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/PIMCO Real Return	3.52		4.52		22.80		16.97	2.04
EQ/Short Duration Bond	11.75		11.94		36.62		33.76	—
EQ/Van Kampen Emerging Markets Equity	0.26		0.44		8.17		12.00	3.68
Multimanager Aggressive	0.65		1.34		13.93		23.37	8.80
Multimanager Core Bond	2.76		3.23		31.85		30.52	3.24
Multimanager High Yield	2.59		3.27		25.44		—	—
Multimanager International	0.49		2.39		21.64		33.51	10.60
Multimanager Large Cap Core	0.95		3.23		20.16		41.52	14.96
Multimanager Large Cap Value	1.05		2.84		18.78		31.96	12.41
Multimanager Mid Cap Growth	—		1.31		12.97		12.62	4.41
Multimanager Mid Cap Value	1.03		1.63		19.52		22.43	4.83
Multimanager Small Cap Growth	—		—		14.87		23.67	13.34
Multimanager Small Cap Value	—		0.45		3.63		20.93	3.72

#	Percentage of ownership is less than 0.005%.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2008 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	31.92%	34.01%	16.37%	8.77%
EQ/Bond Index	26.39	14.82	2.87	—
EQ/Equity 500 Index	0.56	0.68	0.34	0.18
EQ/Small Company Index	0.55	0.64	0.29	0.16
EQ/Van Kampen Emerging Markets Equity	0.13	0.13	0.06	0.03
Multimanager Aggressive Equity	0.17	0.16	0.07	0.03
Multimanager High Yield	0.23	0.14	0.04	—
Multimanager Large Cap Value	0.21	0.20	0.08	0.04
Multimanager Mid Cap Growth	0.03	0.02	0.02	0.02
Multimanager Mid Cap Value	0.20	0.22	0.07	0.04

#	Percentage of ownership is less than 0.005%.

Note 9   New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Note 10   Substitution and Reorganization Transactions

On May 25, 2007, the net assets of the EQ/Small Cap Value Portfolio, an affiliate of the Trust, merged into the Multimanager Small Cap Value Portfolio, a shell fund with no prior operations. The information for the period January 1, 2007 through May 25, 2007 and for prior periods is that of the predecessor EQ/Small Cap Value Portfolio.

On May 25, 2007, the net assets of the EQ/Small Company Growth Portfolio, an affiliate of the Trust, merged into the Multimanager Small Cap Growth Portfolio, a shell fund with no prior operations. The information for the period January 1, 2007 through May 25, 2007 and for prior periods is that of the predecessor EQ/Small Company Growth Portfolio.

At a shareholder meeting that occurred on May 24, 2007, shareholders voted to approve an Agreement or Plan of Reorganization and Termination relating to the reorganization of the EQ/Wells Fargo Montgomery Small Cap Portfolio, a series of the EQ Advisors Trust, into the Multimanager Small Cap Growth Portfolio, a series of the Trust. The reorganization occurred on July 6, 2007.

After the close of business on July 6, 2007, Multimanager Small Cap Growth Portfolio acquired the net assets of the EQ/Wells Fargo Montgomery Small Cap Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination (the “Plan”). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 16,003,257 Class B shares of Multimanager Small Cap Growth Portfolio (valued at $170,425,185) for the Class IA and IB shares of EQ/Wells Fargo Montgomery Small Cap Portfolio outstanding on July 6, 2007. EQ/Wells Fargo Montgomery Small Cap Portfolio’s net assets at that date ($170,425,185), including $20,852,497 of unrealized appreciation, were combined with those of Multimanager Small Cap Growth Portfolio. Prior to the combination, the net assets of the portfolio totaled $302,623,190. Immediately after the combination, the net assets of the portfolio totalled $473,048,375.

On January 22, 2008, AXA Equitable contributed $100,000 in seed capital to the Class A shares of the Multimanager Small Cap Growth Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2008 (Unaudited)

Note 11 Subsequent Events

At a meeting held on June 12, 2008, the Board of Trustees approved the following:

(1) An Investment Advisory Agreement between AXA Equitable and Pacific Global Investment Management Company (“Pacific Global”) for the purpose of appointing Pacific Global as a new sub-adviser to an allocated portion of the Multimanager Small Cap Value Portfolio. Pacific Global was added as a sub-adviser effective July 14, 2008.

(2) An Investment Advisory Agreement between AXA Equitable and Wellington Management for the purpose of appointing Wellington Management as a new sub-adviser to an allocated portion of the Multimanager Mid Cap Growth Portfolio. Wellington Management replaced Provident as a sub-adviser, effective July 31, 2008.

(3) An Investment Advisory Agreement between AXA Equitable and Westfield Capital Management Company, LP (“Westfield”) for the purpose of appointing Westfield as a new sub-adviser to an allocated portion of the Multimanager Large Cap Growth Portfolio. Westfield replaced RCM as a sub-adviser, effective August 1, 2008.

(4) An Investment Advisory Agreement between AXA Equitable and Goodman & Co. NY Ltd. (“Goodman”) for the purpose of appointing Goodman as a new sub-adviser to an allocated portion of the Multimanager Large Cap Growth Portfolio. Goodman replaced TCW as a sub-adviser, effective August 1, 2008.

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2008 (UNAUDITED)

During the six-month period ended June 30, 2008, the Board of Trustees of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (“Independent Trustees”), unanimously approved the Investment Advisory Agreements (each, an “Agreement” and collectively, the “Agreements”) between AXA Equitable Life Insurance Company, the Trust’s investment manager (the “Manager”), and each investment sub-adviser (“Adviser”) as shown in the table below with respect to the Portfolios listed.

Portfolios	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Portfolio(s)	Approval Date	Effective Date
Multimanager Large Cap	Advisory Agreement with Westfield Capital	June 12, 2008	August 1, 2008
Growth Portfolio	Management Company, LP (“Westfield”)
Advisory Agreement with Goodman & Co.
NY Ltd. (“Goodman”)

Multimanager Mid Cap	Advisory Agreement with Wellington
Growth Portfolio	Management Company, LLP	June 12, 2008	July 31, 2008
(“Wellington Management”)

Multimanager Small Cap	Advisory Agreement with Pacific Global
Value Portfolio	Investment Management Company	June 12, 2008	July 14, 2008
(“Pacific Global”)

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Adviser and its affiliates; (2) the performance of the Adviser as well as the performance of comparable accounts advised by the Adviser as compared to a peer group or an appropriate benchmark; (3) the level of the proposed sub-advisory fees; (4) the anticipated effect of growth and size on the Portfolio’s expenses; and (5) the “fall out” benefits to be realized by the Adviser and its affiliates (i.e., any direct or indirect benefits to be derived by the Adviser and its affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approvals were made, from the Manager and each Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account the totality of the performance, fee, expense and other information regarding each affected Portfolio provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature and quality of the services to be provided by each Adviser, considered each Adviser’s experience in serving as an investment adviser for accounts similar to the Portfolio it would advise. The Board also considered the responsibilities that each Adviser would have to the Portfolio it would advise. In particular, the Board considered that each Adviser would be responsible for making investment decisions on behalf of its allocated portion of the Portfolio it would advise, placing all orders for the purchase and sale of investments for its allocated portion of the Portfolio it would advise with brokers or dealers and performing related administrative functions. In addition, the Board reviewed requested information regarding, among other things, each Adviser’s investment process and the background of each portfolio manager of each Adviser who would provide services to the Portfolios. The Board also reviewed information regarding each Adviser’s compliance program (except in the case of Wellington Management, whose compliance program had been previously considered and approved by the Board) as well as information regarding the financial condition of each Adviser.

As discussed further below with respect to each Portfolio, the Board also received and considered information regarding the short-, intermediate- and long-term performance of accounts advised by each Adviser that are comparable to the Portfolio(s) each Adviser would advise relative to an appropriate benchmark or peer group. The Board generally considered long-term performance to be more important in its evaluation than short-term performance. The Board also considered the compatibility of each Adviser’s investment strategies and styles with the strategies and styles of the other Advisers to the Portfolios.

The Board also reviewed the proposed advisory fees under each Agreement and compared them to fees charged by each Adviser to similar portfolios it advises. The Board also reviewed whether the proposed fees include breakpoints that reduce the advisory fee rate as the Portfolio assets under the Adviser’s management increase. In connection with its evaluation of the fees to be paid under the Agreements, the Board determined that the Manager’s management fee and profitability and each Portfolio’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses of the Portfolios than each Adviser’s costs and profitability. The Board also noted that the Manager’s management fee schedule for each Portfolio and the overall expense ratios of each Portfolio would not change as a result of the appointment of the Advisers to advise the Portfolios.

As part of its evaluation of each Adviser’s compensation, the Board also considered other benefits that may be realized by each Adviser and its affiliates from their relationships with the Trust. The Board noted that each Adviser, through its relationship as an Adviser to the Portfolio it would advise, may engage in soft dollar transactions. The Board received information regarding each Adviser’s procedures for executing portfolio transactions for the allocated portion of the Portfolio it would advise and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that each Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board recognized that the Advisers or their affiliates may sell, and earn sales commissions and other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolios.

Based on these considerations and the information described below, the Board was satisfied, with respect to each Adviser and Portfolio, that (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Adviser’s services, (2) the Adviser’s compensation, including any direct or indirect benefits derived by it or its respective affiliates, is fair and reasonable, (3) the Adviser’s advisory fee schedule reflects economies of scale that may be realized as the Adviser’s allocated portion of the Portfolio grows, and (4) the performance of the Adviser’s comparable account(s) has been reasonable in relation to the performance of a relevant benchmark or peer group for the periods for which information was provided. Based on the foregoing, the information described below and the more detailed information provided at the relevant meeting, the Board, including the Independent Trustees, unanimously approved each Agreement.

Westfield Capital Management Company, LP – Multimanager Large Cap Growth Portfolio

In reviewing Westfield’s proposed compensation with respect to the Multimanager Large Cap Growth Portfolio, the Board noted that the proposed advisory fee under the Agreement is lower than the standard advisory fee schedule for comparable accounts advised by Westfield and includes breakpoints that reduce the fee as Westfield’s assets under management in the Portfolio increase above specified levels. In reviewing Westfield’s performance record, the Board noted that Westfield’s Large Cap Growth Equity Composite of accounts that are comparable to the Portfolio outperformed the Russell 1000 Growth Index for the one , three-, five- and ten-year periods ended March 31, 2008.

Goodman & Co. NY Ltd. – Multimanager Large Cap Growth Portfolio

In reviewing Goodman’s proposed compensation with respect to the Multimanager Large Cap Growth Portfolio, the Board noted that the proposed advisory fee under the Agreement is lower than the advisory fee schedule for Goodman’s comparable proprietary mutual fund and includes breakpoints that reduce the fee as Goodman’s assets under management in the Portfolio increase above specified levels. In reviewing Goodman’s performance record, the Board noted that Goodman’s comparable proprietary mutual fund outperformed the Russell 1000 Growth Index for the one, three-, five- and nine-year (the longest period for which information was available) periods ended March 31, 2008. The Board also noted that the performance of Goodman’s comparable fund compared favorably to its Lipper peer group for the same time periods.

Wellington Management Company, LLP – Multimanager Mid Cap Growth Portfolio

In reviewing Wellington Management’s proposed compensation with respect to the Multimanager Mid Cap Growth Portfolio, the Board noted that the proposed advisory fee schedule under the Agreement is lower than the standard advisory fee schedule for comparable accounts advised by Wellington Management and includes breakpoints that reduce the fee as Wellington Management’s assets under management in the Portfolio increase above specified levels, but that the fee is higher than the fee earned by Wellington Management for serving as a sub-adviser to another registered investment company. In reviewing Wellington Management’s performance record, the Board noted that Wellington Management advises one other fund that is comparable to the Portfolio and that the comparable fund outperformed the Russell Mid Cap Growth Index for the one year, three-year, five-year and since inception periods ended March 31, 2008. The Board also noted that the performance of the comparable fund compared favorably to its Lipper peer group for the same time periods.

Pacific Global Investment Management Company – Multimanager Small Cap Value Portfolio

In reviewing Pacific Global’s proposed compensation with respect to the Multimanager Small Cap Value Portfolio, the Board noted that the proposed advisory fee schedule under the Agreement is lower than the advisory fee schedule for Pacific Global’s comparable proprietary mutual fund and includes breakpoints that reduce the fee as Pacific Global’s assets under management in the Portfolio increase above specified levels. In reviewing Pacific Global’s performance record, the Board noted that Pacific Global’s comparable proprietary mutual fund outperformed the Russell 2000 Index for the one, three-, five- and ten-year periods ended March 31, 2008. The Board also noted that the performance of the comparable fund compared favorably to its Lipper peer group for the same time periods.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk*	Trustee,	Trustee and	From July 1999 to	86	None
1290 Avenue of the	Chairman,	Chairman	present, Senior Vice
Americas,	President	from	President of AXA
New York, New York	and Chief	September	Financial; from
10104	Executive	2004 to	September 2004 to
(49)	Officer	present;	present, President of
		Chief	AXA Financial’s Funds
		Executive	Management Group;
		Officer from	since July 2004,
		December	Chairman and President
		2002 to	of Enterprise Capital
		present;	Management, Inc., Co-
		President	Chairman of Enterprise
		from	Funds Distributor, Inc.
		November	and a director of 1740
		2001 to	Advisers, Inc., MONY
		present	Asset Management Inc.,
MONY Financial
Resources of the
Americas Limited
(Jamaica), MONY
International Life
Insurance Co.
(Argentina), MONY
Bank & Trust Company
of the Americas Ltd.
(Cayman Islands) and
MONY Consultoria de
Correlagem de Seguros
Ltd. (Brazil).
Gerald C. Crotty	Trustee	From	President of Weichert	22	From 2002 to present,
c/o AXA Premier		November	Enterprise LLC, a		Director of Access
VIP Trust		2001	private equity		Integrated Technologies,
1290 Avenue of the		to present	investment firm; Co-		Inc.; from 2005 to present,
Americas,			founder and CEO of		director of Jones Apparel
New York, New York			Excelsior Ventures		Group, Inc.
10104			Management, a private
(56)			equity and venture
capital firm; from 1991 to
1998, held various
positions with ITT
Corporation, including
President and COO of
ITT Consumer Financial
Corp. and Chairman,
President and CEO of
ITT Information
Services.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Barry Hamerling	Trustee	From	Since 1998, Managing	22	From 2007 to present,
c/o AXA Premier		November	Partner of Premium Ice		Trustee of the Merger
VIP Trust		2001	Cream of America; Since		Fund; from 1998 to
1290 Avenue of the		to present	2003, Managing		present, Director and
Americas,			Partner of Premium		Chairman of Ayco
New York, New York			Salads; from 1970 to		Charitable Foundation.
10104			1998, President of Ayco
(62)			Co. L.P., the largest
independent financial
counseling firm in the
United States.
Cynthia R. Plouché	Trustee	From	Since June 2006,	22	None
c/o AXA Premier		November	Portfolio Manager at
VIP Trust		2001	Williams Capital
1290 Avenue of the		to present	Management, Inc.; from
Americas,			June 2003 to 2006,
New York, New York			Managing Director and
10104			Chief Investment Officer
(51)			of Blaylock-Abacus
Asset Management, Inc.;
prior thereto, Founder,
Chief Investment Officer
and Managing Director
of Abacus Financial
Group from May 1991 to
2003, a manager of fixed
income portfolios for
institutional clients.
Rayman Louis Solomon	Trustee	From	Since 1998, Dean and a	22	None
c/o AXA Premier		November	Professor of Law at
VIP Trust		2001	Rutgers University
1290 Avenue of the		to present	School of Law; prior
Americas,			thereto, an Associate
New York, New York			Dean for Academic
10104			Affairs at Northwestern
(61)			University School of Law.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (52)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (37)	Chief Compliance Officer and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; AML Compliance Officer from December 2005 to present	From December 2005 to May 2007, Vice President of the Trust; From August 2005 to present, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s Fund Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Equitable.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (40)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007, Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust; From February 2003 to present, Vice President of AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (46)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President and Assistant Secretary	From December 2007 to present	From September 2007 to present, Counsel of AXA Equitable; from March 2005 September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP; and from September 2003 to August 2004, Judicial Law Clerk, Honorable Stanley R. Chesler, U.S. District Judge for the District of New Jersey.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (32)	Vice President and Assistant Secretary	From June 2006 to present	From May 2007 to present, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (39)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.
Carla Price 1290 Avenue of the Americas, New York, New York 10104 (31)	Assistant Treasurer	From December 2006 to present	From February 2004 to present, Assistant Vice President of AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Equitable.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein L.P.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Equitable.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form
N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002—filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002—filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk President and Chief Executive Officer August 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer August 31, 2008

/s/ Brian Walsh
Brian Walsh Chief Financial Officer August 31, 2008